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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05629

Voya Investors Trust

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices) (Zip code)

CT Corporation System, 101 Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: December 31

Date of reporting period: March 31, 2015

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Voya Global Perspectives Portfolio

Voya High Yield Portfolio

Voya Large Cap Growth Portfolio

Voya Large Cap Value Portfolio

Voya Limited Maturity Bond Portfolio

Voya Liquid Assets Portfolio

Voya Multi-Manager Large Cap Core Portfolio

Voya Retirement Conservative Portfolio

Voya Retirement Growth Portfolio

Voya Retirement Moderate Growth Portfolio

Voya Retirement Moderate Portfolio

Voya U.S. Stock Index Portfolio

VY® BlackRock Inflation Protected Bond Portfolio

VY® Clarion Global Real Estate Portfolio

VY® Clarion Real Estate Portfolio

VY® DFA World Equity Portfolio

VY® FMR® Diversified Mid Cap Portfolio

VY® Franklin Income Portfolio

VY® Franklin Mutual Shares Portfolio

VY® Franklin Templeton Founding Strategy Portfolio

VY® Invesco Growth and Income Portfolio

VY® JPMorgan Emerging Markets Equity Portfolio

VY® JPMorgan Small Cap Core Equity Portfolio

VY® Morgan Stanley Global Franchise Portfolio

VY® T. Rowe Price Capital Appreciation Portfolio

VY® T. Rowe Price Equity Income Portfolio

VY® T. Rowe Price International Stock Portfolio

VY® Templeton Global Growth Portfolio

The schedules are not audited.

Voya Global Perspectives Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited)

Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: 100.1%
	Affiliated Investment Companies: 100.1%
1,788,896	Voya Emerging Markets Index Portfolio - Class I	$19,498,962	10.0
1,904,195	Voya Global Bond Fund - Class R6	19,498,962	10.0
2,241,217	Voya GNMA Income Fund - Class I	19,520,997	10.1
1,915,914	Voya High Yield Portfolio - Class I	19,599,802	10.1
848,065	Voya Index Plus LargeCap Portfolio - Class I	19,327,402	10.0
1,943,201	Voya International Index Portfolio - Class I	19,179,392	9.9
1,212,277	Voya MidCap Opportunities Portfolio - Class I	19,360,068	10.0
801,990	Voya Small Company Portfolio - Class I	19,432,220	10.0
1,785,583	Voya U.S. Bond Index Portfolio - Class I	19,516,424	10.1
1,502,812	VY® Clarion Global Real Estate Portfolio - Class I	19,281,072	9.9

	Total Mutual Funds
	(Cost $192,007,968)	194,215,301	100.1

	Liabilities in Excess of Other Assets	(160,516)	(0.1)
	Net Assets	$194,054,785	100.0

Cost for federal income tax purposes is $192,519,230.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$4,203,154
Gross Unrealized Depreciation	(2,507,083)

Net Unrealized Appreciation	$1,696,071

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2015
Asset Table
Investments, at fair value
Mutual Funds	$194,215,301	$–	$–	$194,215,301
Total Investments, at fair value	$194,215,301	$–	$–	$194,215,301

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2015, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 12/31/14	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Market Value at 3/31/15	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$18,953,435	$1,445,870	$(1,302,236)	$401,893	$19,498,962	$-	$54,521	$-
Voya Global Bond Fund - Class R6	19,845,384	1,384,033	(1,417,122)	(313,333)	19,498,962	212,761	(60,365)	-
Voya GNMA Income Fund - Class I	20,139,247	774,221	(1,510,054)	117,583	19,520,997	96,463	6,571	-
Voya High Yield Portfolio - Class I	19,835,292	890,134	(1,427,259)	301,635	19,599,802	297,284	(70,502)	-
Voya Index Plus LargeCap Portfolio - Class I	19,965,853	682,149	(1,589,961)	269,361	19,327,402	-	8,774	-
Voya International Index Portfolio - Class I	19,274,607	785,445	(1,933,801)	1,053,141	19,179,392	-	(33,715)	-
Voya MidCap Opportunities Portfolio - Class I	20,146,343	373,681	(2,337,998)	1,178,042	19,360,068	-	(160,691)	-
Voya Small Company Portfolio - Class I	20,320,885	475,933	(2,291,676)	927,078	19,432,220	-	(106,290)	-
Voya U.S. Bond Index Portfolio - Class I	20,208,739	779,533	(1,739,558)	267,710	19,516,424	-	51,849	-
VY® Clarion Global Real Estate Portfolio - Class I	20,303,181	1,010,953	(2,466,888)	433,826	19,281,072	-	390,592	-
	$198,992,966	$8,601,952	$(18,016,553)	$4,636,936	$194,215,301	$606,508	$80,744	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 96.6%
		Basic Materials: 5.9%
750,000		Aleris International, Inc., 7.875%, 11/01/20	$766,875	0.1
2,365,000	#	Aruba Investments, Inc., 8.750%, 02/15/23	2,365,000	0.3
2,530,000	#	Cascades, Inc., 5.500%, 07/15/22	2,577,437	0.3
1,580,000	#	Constellium NV, 5.750%, 05/15/24	1,501,000	0.2
1,500,000		Eagle Spinco, Inc., 4.625%, 02/15/21	1,488,750	0.2
625,000	#	Eco Services Operations LLC/Eco Finance Corp., 8.500%, 11/01/22	634,375	0.1
895,000	#	Evolution Escrow Issuer LLC, 7.500%, 03/15/22	908,425	0.1
1,330,000	#,L	FMG Resources August 2006 Pty Ltd., 6.000%, 04/01/17	1,320,856	0.2
1,000,000	#,L	FMG Resources August 2006 Pty Ltd., 8.250%, 11/01/19	848,750	0.1
1,750,000		Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC, 8.875%, 02/01/18	1,548,750	0.2
1,500,000		Hexion US Finance Corp., 6.625%, 04/15/20	1,380,000	0.2
1,220,000	#	Huntsman International LLC, 5.125%, 11/15/22	1,226,100	0.2
2,000,000		Huntsman International, LLC, 8.625%, 03/15/21	2,150,000	0.3
3,000,000	L	Momentive Performance Materials, Inc., 3.880%, 10/24/21	2,670,000	0.4
4,000,000		Momentive Performance Materials, Inc. Escrow	–	–
3,000,000		Novelis, Inc./GA, 8.750%, 12/15/20	3,228,750	0.4
3,000,000	#,L	Perstorp Holding AB, 8.750%, 05/15/17	3,112,500	0.4
445,000	#	Platform Specialty Products Corp., 6.500%, 02/01/22	467,250	0.1
1,295,000	#	PQ Corp., 8.750%, 05/01/18	1,348,419	0.2
3,000,000	#	Prince Mineral Holding Corp., 11.500%, 12/15/19	2,917,500	0.4
500,000	#	Rain CII Carbon, LLC / CII Carbon Corp., 8.000%, 12/01/18	477,500	0.1
1,000,000	#	Rain CII Carbon, LLC / CII Carbon Corp., 8.250%, 01/15/21	937,500	0.1
1,575,000	#	Steel Dynamics, Inc., 5.125%, 10/01/21	1,592,719	0.2
1,575,000	#	Steel Dynamics, Inc., 5.500%, 10/01/24	1,600,594	0.2
2,710,000	L	Tronox Finance LLC, 6.375%, 08/15/20	2,662,575	0.3
2,610,000	#	US Coatings Acquisition, Inc. / Axalta Coating Systems Dutch Holding B BV, 7.375%, 05/01/21	2,818,800	0.4
945,000	#	WR Grace & Co-Conn, 5.125%, 10/01/21	982,800	0.1
945,000	#	WR Grace & Co-Conn, 5.625%, 10/01/24	1,012,331	0.1
			44,545,556	5.9

		Communications: 18.1%
400,000	#	Altice Financing SA, 6.500%, 01/15/22	412,250	0.1
1,080,000	#	Altice Financing SA, 6.625%, 02/15/23	1,117,800	0.2
1,000,000	#,L	Altice Finco SA, 8.125%, 01/15/24	1,063,125	0.1
1,530,000	#	Altice SA, 7.625%, 02/15/25	1,540,519	0.2
3,360,000	#	Altice SA, 7.750%, 05/15/22	3,427,200	0.5
1,000,000		CCO Holdings LLC / CCO Holdings Capital Corp., 5.250%, 03/15/21	1,027,500	0.1
1,000,000		CCO Holdings LLC / CCO Holdings Capital Corp., 5.250%, 09/30/22	1,026,250	0.1
1,000,000		CCO Holdings LLC / CCO Holdings Capital Corp., 6.500%, 04/30/21	1,053,750	0.1
1,220,000		CCOH Safari LLC, 5.500%, 12/01/22	1,250,500	0.2
1,220,000		CCOH Safari LLC, 5.750%, 12/01/24	1,259,650	0.2
3,000,000		CenturyLink, Inc., 5.625%, 04/01/20	3,161,250	0.4
3,000,000	#	Cequel Communications Holdings I LLC / Cequel Capital Corp., 5.125%, 12/15/21	3,007,500	0.4
750,000	#	Cequel Communications Holdings I, LLC / Cequel Capital Corp., 6.375%, 09/15/20	794,062	0.1
3,000,000		Cincinnati Bell, Inc., 8.375%, 10/15/20	3,206,250	0.4
1,250,000		Clear Channel Worldwide Holdings, Inc., 6.500%, 11/15/22	1,321,875	0.2
1,000,000		Clear Channel Worldwide Holdings, Inc., 6.500%, 11/15/22	1,042,500	0.1
2,000,000		Clear Channel Worldwide Holdings, Inc., 7.625%, 03/15/20	2,115,000	0.3
1,000,000	#	CommScope, Inc., 5.500%, 06/15/24	1,005,000	0.1
1,500,000		Crown Media Holdings, Inc., 10.500%, 07/15/19	1,612,500	0.2
1,350,000	#	CSC Holdings, LLC, 5.250%, 06/01/24	1,380,375	0.2

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Communications: (continued)
2,000,000		CSC Holdings, LLC, 7.625%, 07/15/18	$2,262,500	0.3
2,950,000		DISH DBS Corp., 5.000%, 03/15/23	2,875,660	0.4
1,000,000		DISH DBS Corp., 5.875%, 07/15/22	1,018,750	0.1
1,750,000		DISH DBS Corp., 6.750%, 06/01/21	1,868,125	0.3
400,000		DISH DBS Corp., 7.875%, 09/01/19	448,000	0.1
1,285,000		Equinix, Inc., 5.375%, 04/01/23	1,340,255	0.2
1,700,000		Equinix, Inc., 5.750%, 01/01/25	1,780,750	0.2
1,000,000		Frontier Communications Corp., 7.125%, 03/15/19	1,092,500	0.1
3,400,000	#	Gannett Co., Inc., 5.500%, 09/15/24	3,565,750	0.5
1,775,000	#	GCI, Inc., 6.875%, 04/15/25	1,797,187	0.2
3,000,000		Gray Television, Inc., 7.500%, 10/01/20	3,172,500	0.4
1,900,000	#	Harron Communications L.P./Harron Finance Corp., 9.125%, 04/01/20	2,087,625	0.3
1,500,000		Intelsat Jackson Holdings SA, 5.500%, 08/01/23	1,423,125	0.2
1,000,000		Intelsat Jackson Holdings SA, 7.250%, 10/15/20	1,032,500	0.1
1,500,000		Intelsat Luxembourg SA, 8.125%, 06/01/23	1,389,375	0.2
2,175,000		Lamar Media Corp., 5.375%, 01/15/24	2,278,312	0.3
500,000		Lamar Media Corp., 5.000%, 05/01/23	513,750	0.1
500,000		Lamar Media Corp., 5.875%, 02/01/22	528,750	0.1
3,000,000		LIN Television Corp., 6.375%, 01/15/21	3,112,500	0.4
1,220,000	#	Media General Financing Sub, Inc., 5.875%, 11/15/22	1,247,450	0.2
3,725,000		Mediacom Broadband LLC / Mediacom Broadband Corp., 6.375%, 04/01/23	3,929,875	0.5
3,000,000		MetroPCS Wireless, Inc., 6.625%, 11/15/20	3,146,250	0.4
3,000,000	#	Midcontinent Communications & Midcontinent Finance Corp., 6.250%, 08/01/21	3,135,000	0.4
3,000,000		Netflix, Inc., 5.750%, 03/01/24	3,071,250	0.4
200,000	#	Netflix, Inc., 5.875%, 02/15/25	206,250	0.0
3,000,000		Nexstar Broadcasting, Inc., 6.875%, 11/15/20	3,180,000	0.4
1,250,000		Nielsen Finance LLC / Nielsen Finance Co., 4.500%, 10/01/20	1,278,125	0.2
925,000	#	Nielsen Finance LLC / Nielsen Finance Co., 5.000%, 04/15/22	934,250	0.1
1,100,000		Northwestern Bell Telephone, 7.750%, 05/01/30	1,212,975	0.2
3,575,000	#	Numericable Group SA, 6.250%, 05/15/24	3,624,156	0.5
2,500,000	#	Numericable Group SA, 6.000%, 05/15/22	2,540,625	0.3
500,000	#	Sable International Finance Ltd., 8.750%, 02/01/20	540,000	0.1
1,970,000	#	SBA Communications Corp., 4.875%, 07/15/22	1,934,660	0.3
4,350,000		Sinclair Television Group, Inc., 6.125%, 10/01/22	4,579,245	0.6
2,500,000	#	Sirius XM Radio, Inc., 5.750%, 08/01/21	2,610,937	0.4
1,340,000	#	Sirius XM Radio, Inc., 6.000%, 07/15/24	1,410,350	0.2
2,000,000		Sprint Corp., 7.125%, 06/15/24	1,970,000	0.3
2,500,000		Sprint Capital Corp., 6.900%, 05/01/19	2,596,875	0.3
500,000		Sprint Corp., 7.250%, 09/15/21	504,375	0.1
5,000,000		Sprint Nextel Corp., 6.000%, 11/15/22	4,768,750	0.6
2,000,000		Sprint Nextel Corp., 8.750%, 03/15/32	2,080,000	0.3
2,610,000		Starz LLC / Starz Finance Corp., 5.000%, 09/15/19	2,694,825	0.4
750,000		T-Mobile USA, Inc., 6.250%, 04/01/21	782,813	0.1
2,950,000		T-Mobile USA, Inc., 6.731%, 04/28/22	3,115,938	0.4
250,000		T-Mobile USA, Inc., 6.836%, 04/28/23	264,063	0.0
4,390,000	#	Univision Communications, Inc., 5.125%, 02/15/25	4,494,263	0.6
3,140,000	#	West Corp., 5.375%, 07/15/22	3,087,013	0.4
1,750,000	#	Wind Acquisition Finance SA, 4.750%, 07/15/20	1,758,750	0.2
1,940,000	#	Wind Acquisition Finance SA, 7.375%, 04/23/21	2,017,600	0.3
1,735,000	#	Zayo Group LLC / Zayo Capital, Inc., 6.000%, 04/01/23	1,751,014	0.2
			135,880,447	18.1

		Consumer, Cyclical: 16.4%
2,840,000		Affinia Group, Inc., 7.750%, 05/01/21	2,953,600	0.4
750,000		Allegion US Holding Co., Inc., 5.750%, 10/01/21	787,500	0.1

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Cyclical: (continued)
2,500,000	L	AMC Entertainment, Inc., 5.875%, 02/15/22	$2,606,250	0.3
1,160,000	#	American Tire Distributors, Inc., 10.250%, 03/01/22	1,212,200	0.2
2,905,000		Asbury Automotive Group, Inc., 6.000%, 12/15/24	3,028,462	0.4
2,930,000	#	Ashton Woods USA LLC, 6.875%, 02/15/21	2,673,625	0.4
3,000,000	#	Building Materials Holding Corp., 9.000%, 09/15/18	3,195,000	0.4
4,580,000		Caesars Entertainment Resort Properties LLC / Caesars Entertainment Resort Prope, 8.000%, 10/01/20	4,568,550	0.6
1,235,000		Caesars Entertainment Resort Properties LLC / Caesars Entertainment Resort Prope, 11.000%, 10/01/21	1,086,800	0.1
3,500,000	#	Carlson Wagonlit BV, 6.875%, 06/15/19	3,683,750	0.5
2,320,000	#	CDR DB Sub, Inc., 7.750%, 10/15/20	2,099,600	0.3
2,635,000	#	Cedar Fair L.P. / Canada's Wonderland Co. / Magnum Management Corp., 5.375%, 06/01/24	2,697,581	0.4
2,685,000		Century Communities, Inc., 6.875%, 05/15/22	2,671,575	0.4
2,375,000	#,&,L	Chinos Intermediate Holdings A, Inc., 7.750%, 05/01/19	2,090,000	0.3
2,000,000		Chrysler Group LLC/CG Co-Issuer, Inc., 8.250%, 06/15/21	2,228,220	0.3
2,000,000		Chrysler Group, LLC/CG Co-Issuer, Inc., 8.000%, 06/15/19	2,107,500	0.3
945,000	#	Cleopatra Finance Ltd, 5.625%, 02/15/20	925,627	0.1
980,000	#	Cleopatra Finance Ltd, 6.250%, 02/15/22	960,400	0.1
955,000	#	Cleopatra Finance Ltd, 6.500%, 02/15/25	923,962	0.1
119,666		Continental Airlines 2001-1 Class B Pass Through Trust, 7.373%, 12/15/15	123,172	0.0
1,790,000		Dana Holding Corp., 5.500%, 12/15/24	1,852,650	0.2
585,000	#	Family Tree Escrow LLC, 5.250%, 03/01/20	615,712	0.1
2,915,000	#	Family Tree Escrow LLC, 5.750%, 03/01/23	3,075,325	0.4
610,000		General Motors Co., 4.000%, 04/01/25	622,132	0.1
2,950,000		General Motors Financial Co., Inc., 4.000%, 01/15/25	3,014,688	0.4
600,000	#	HD Supply, Inc., 5.250%, 12/15/21	619,500	0.1
3,560,000	#	Hot Topic, Inc., 9.250%, 06/15/21	3,871,500	0.5
1,500,000	#	Jaguar Land Rover PLC, 5.625%, 02/01/23	1,586,250	0.2
2,520,000		JC Penney Corp., Inc., 8.125%, 10/01/19	2,482,200	0.3
2,700,000		LKQ Corp., 4.750%, 05/15/23	2,659,500	0.4
2,000,000	#	MCE Finance Ltd., 5.000%, 02/15/21	1,880,000	0.2
850,000		Meritage Homes Corp., 7.150%, 04/15/20	920,125	0.1
2,685,000		Meritage Homes Corp., 7.000%, 04/01/22	2,893,088	0.4
3,335,000		Meritor, Inc., 6.250%, 02/15/24	3,376,688	0.4
2,000,000		MGM Resorts International, 6.625%, 12/15/21	2,146,250	0.3
2,000,000		MGM Resorts International, 6.750%, 10/01/20	2,142,500	0.3
1,000,000		MGM Resorts International, 8.625%, 02/01/19	1,145,000	0.2
1,500,000		MGM Resorts International, 10.000%, 11/01/16	1,668,750	0.2
665,000	#	Michaels Stores, Inc., 5.875%, 12/15/20	686,613	0.1
1,200,000	#	NCL Corp. Ltd., 5.250%, 11/15/19	1,236,000	0.2
2,600,000	#,&	Neiman Marcus Group LLC., 8.750%, 10/15/21	2,769,000	0.4
2,955,000		Oshkosh Corp., 5.375%, 03/01/22	3,080,588	0.4
2,915,000	#	Rite Aid Corp., 6.125%, 04/01/23	3,002,450	0.4
2,315,000	#	RSI Home Products, Inc., 6.500%, 03/15/23	2,367,088	0.3
1,050,000		Ryland Group, Inc., 5.375%, 10/01/22	1,052,625	0.1
1,000,000	#	Schaeffler Finance BV, 4.750%, 05/15/21	1,015,000	0.1
250,000	#,&	Schaeffler Holding Finance BV, 6.750%, 11/15/22	271,250	0.0
1,900,000	#,&	Schaeffler Holding Finance BV, 6.875%, 08/15/18	1,992,625	0.3
750,000	L	Scientific Games Corp., 8.125%, 09/15/18	678,750	0.1
1,000,000		Scientific Games International, Inc., 6.250%, 09/01/20	750,000	0.1
1,210,000	#	Scientific Games International, Inc., 7.000%, 01/01/22	1,243,275	0.2
1,815,000	#	Scientific Games International, Inc., 10.000%, 12/01/22	1,710,638	0.2

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Cyclical: (continued)
580,000	#	Shea Homes L.P. / Shea Homes Funding Corp., 5.875%, 04/01/23	$593,050	0.1
580,000	#	Shea Homes L.P. / Shea Homes Funding Corp., 6.125%, 04/01/25	587,250	0.1
3,500,000		Sonic Automotive, Inc., 5.000%, 05/15/23	3,482,500	0.5
3,590,000		Springs Industries, Inc., 6.250%, 06/01/21	3,563,075	0.5
1,250,000	#	Studio City Finance Ltd., 8.500%, 12/01/20	1,268,750	0.2
2,000,000	L	United Continental Holdings, Inc., 6.000%, 07/15/28	2,007,500	0.3
3,000,000		US Airways Group, Inc., 6.125%, 06/01/18	3,165,000	0.4
3,220,000	#	Viking Cruises Ltd., 8.500%, 10/15/22	3,598,350	0.5
505,000	#	WMG Acquisition Corp., 5.625%, 04/15/22	508,156	0.1
2,540,000	#	WMG Acquisition Corp., 6.750%, 04/15/22	2,419,350	0.3
350,000		Wolverine World Wide, Inc., 6.125%, 10/15/20	375,375	0.0
			122,619,490	16.4

		Consumer, Non-cyclical: 21.3%
3,490,000		Acadia Healthcare Co., Inc., 5.125%, 07/01/22	3,511,812	0.5
2,616,000	#	Albea Beauty Holdings SA, 8.375%, 11/01/19	2,818,740	0.4
1,545,000	#	Albertsons Holdings LLC/Saturn Acquisition Merger Sub, Inc., 7.750%, 10/15/22	1,660,875	0.2
2,750,000	#	Alliance Data Systems Corp., 5.375%, 08/01/22	2,750,000	0.4
1,225,000		Amsurg Corp., 5.625%, 11/30/20	1,255,625	0.2
3,195,000		Amsurg Corp., 5.625%, 07/15/22	3,282,862	0.4
1,890,000	#	Anna Merger Sub, Inc., 7.750%, 10/01/22	1,958,512	0.3
2,750,000		ARAMARK Corp., 5.750%, 03/15/20	2,880,625	0.4
1,000,000	#	Ashtead Capital, Inc., 6.500%, 07/15/22	1,070,000	0.1
2,325,000	#	BI-LO LLC / BI-LO Finance Corp., 9.250%, 02/15/19	2,354,062	0.3
5,000,000		Biomet, Inc., 6.500%, 10/01/20	5,262,500	0.7
2,500,000	#	Brand Energy & Infrastructure Services, Inc., 8.500%, 12/01/21	2,356,250	0.3
1,210,000	#	Bumble Bee Holdings, Inc., 9.000%, 12/15/17	1,273,525	0.2
2,570,000	#	C&S Group Enterprises LLC, 5.375%, 07/15/22	2,518,600	0.3
3,390,000	#,&	Capsugel SA, 7.000%, 05/15/19	3,451,444	0.5
1,290,000	#	Ceridian HCM Holding, Inc., 11.000%, 03/15/21	1,339,987	0.2
1,000,000		CHS/Community Health Systems, Inc., 5.125%, 08/15/18	1,033,750	0.1
750,000		CHS/Community Health Systems, Inc., 6.875%, 02/01/22	801,562	0.1
2,000,000		CHS/Community Health Systems, Inc., 7.125%, 07/15/20	2,122,500	0.3
1,000,000		Constellation Brands, Inc., 7.250%, 05/15/17	1,105,625	0.2
1,790,000	#	Cott Beverages, Inc., 6.750%, 01/01/20	1,857,125	0.3
1,660,000		DaVita HealthCare Partners, Inc., 5.125%, 07/15/24	1,699,425	0.2
2,000,000		DaVita HealthCare Partners, Inc., 6.625%, 11/01/20	2,101,250	0.3
3,180,000	#	Diamond Foods, Inc., 7.000%, 03/15/19	3,283,350	0.4
2,880,000	#	Envision Healthcare Corp., 5.125%, 07/01/22	2,952,000	0.4
3,390,000	#	Grifols Worldwide Operations Ltd., 5.250%, 04/01/22	3,453,563	0.5
2,000,000		HCA Holdings, Inc., 6.250%, 02/15/21	2,167,400	0.3
1,185,000		HCA, Inc., 5.375%, 02/01/25	1,246,472	0.2
2,000,000		HCA, Inc., 5.875%, 05/01/23	2,165,000	0.3
3,500,000		HCA, Inc., 7.500%, 02/15/22	4,090,625	0.6
2,000,000		HCA, Inc., 8.000%, 10/01/18	2,322,500	0.3
500,000	L	HDTFS, Inc., 6.250%, 10/15/22	519,375	0.1
2,370,000		HealthSouth Corp., 5.750%, 11/01/24	2,476,650	0.3
1,000,000		Hertz Corp., 6.750%, 04/15/19	1,037,500	0.1
1,500,000		Hertz Corp., 7.375%, 01/15/21	1,582,500	0.2
1,000,000		Hologic, Inc., 6.250%, 08/01/20	1,042,500	0.1
3,500,000		Immucor, Inc., 11.125%, 08/15/19	3,775,625	0.5
635,000	#,&	Jaguar Holding Co. I, 9.375%, 10/15/17	650,875	0.1
1,000,000	#	Jaguar Holding Co., 9.500%, 12/01/19	1,078,750	0.2
2,250,000	#	JBS USA LLC / JBS USA Finance, Inc., 5.875%, 07/15/24	2,283,750	0.3
1,745,000		Kindred Healthcare, Inc., 4.250%, 04/09/21	1,755,543	0.2
2,540,000	#	Live Nation Entertainment, Inc., 5.375%, 06/15/22	2,603,500	0.4
2,400,000	#	Logo Merger Sub Corp., 8.375%, 10/15/20	2,442,000	0.3

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
2,920,000	#	Midas Intermediate Holdco II LLC / Midas Intermediate Holdco II Finance, Inc., 7.875%, 10/01/22	$2,883,500	0.4
3,120,000	#	MPH Acquisition Holdings LLC, 6.625%, 04/01/22	3,240,900	0.4
3,025,000	#	Multi-Color Corp., 6.125%, 12/01/22	3,153,563	0.4
1,170,000	#	Mustang Merger Corp., 8.500%, 08/15/21	1,190,475	0.2
2,000,000		NBTY, Inc., 9.000%, 10/01/18	2,090,000	0.3
3,365,000	#	Quad/Graphics, Inc., 7.000%, 05/01/22	3,251,431	0.4
1,000,000		Reynolds Group Issuer, Inc., 5.750%, 10/15/20	1,036,250	0.1
2,500,000		Reynolds Group Issuer, Inc., 9.875%, 08/15/19	2,690,625	0.4
1,000,000		RR Donnelley & Sons Co., 6.000%, 04/01/24	1,037,500	0.1
3,000,000		RR Donnelley & Sons Co., 7.000%, 02/15/22	3,322,500	0.4
3,000,000	#	Safway Group Holding LLC / Safway Finance Corp., 7.000%, 05/15/18	2,985,000	0.4
3,000,000	#	Salix Pharmaceuticals Ltd, 6.500%, 01/15/21	3,333,750	0.5
2,145,000		ServiceMaster Co., 7.000%, 08/15/20	2,289,788	0.3
1,500,000		Spectrum Brands, Inc., 6.375%, 11/15/20	1,597,500	0.2
1,000,000		Spectrum Brands, Inc., 6.625%, 11/15/22	1,075,000	0.1
2,000,000	#	STHI Holding Corp., 8.000%, 03/15/18	2,077,500	0.3
2,323,000	#	Teleflex, Inc., 5.250%, 06/15/24	2,375,268	0.3
750,000		Tenet Healthcare Corp., 6.000%, 10/01/20	795,938	0.1
2,025,000		Tenet Healthcare Corp., 6.750%, 02/01/20	2,143,969	0.3
750,000		Tenet Healthcare Corp., 8.125%, 04/01/22	828,750	0.1
1,000,000		Tenet Healthcare Corp., 8.000%, 08/01/20	1,052,500	0.1
1,000,000		Truven Health Analytics, Inc., 10.625%, 06/01/20	1,055,000	0.1
300,000		United Rentals North America, Inc., 6.125%, 06/15/23	318,750	0.0
2,500,000		United Rentals North America, Inc., 7.625%, 04/15/22	2,747,500	0.4
3,050,000	#	Universal Health Services, Inc., 4.750%, 08/01/22	3,210,125	0.4
250,000	#	Valeant Pharmaceuticals International, Inc., 5.500%, 03/01/23	254,063	0.0
1,500,000	#	Valeant Pharmaceuticals International, 5.625%, 12/01/21	1,526,250	0.2
3,000,000	#	Valeant Pharmaceuticals International, 7.000%, 10/01/20	3,146,250	0.4
500,000	#	Valeant Pharmaceuticals International, 7.250%, 07/15/22	530,625	0.1
1,000,000	#	VPI Escrow Corp., 6.375%, 10/15/20	1,042,500	0.1
580,000	#	VRX Escrow Corp., 5.375%, 03/15/20	587,250	0.1
580,000	#	VRX Escrow Corp., 5.875%, 05/15/23	595,950	0.1
2,080,000	#	VRX Escrow Corp., 6.125%, 04/15/25	2,160,600	0.3
3,000,000		WellCare Health Plans, Inc., 5.750%, 11/15/20	3,165,000	0.4
1,260,000		WhiteWave Foods Co., 5.375%, 10/01/22	1,357,650	0.2
			159,545,354	21.3

		Diversified: 1.2%
1,000,000	&	Alphabet Holding Co., Inc., 7.750%, 11/01/17	982,500	0.1
2,905,000	#,L	Argos Merger Sub, Inc., 7.125%, 03/15/23	3,017,569	0.4
1,285,000	#,&	Carlson Travel Holdings, Inc., 7.500%, 08/15/19	1,304,275	0.2
2,010,000	#	James Hardie International Finance Ltd, 5.875%, 02/15/23	2,080,350	0.3
1,250,000	#	The Nielsen Co. Luxembourg SARL, 5.500%, 10/01/21	1,296,875	0.2
			8,681,569	1.2

		Energy: 11.3%
2,000,000		Alta Mesa Holdings / Alta Mesa Finance Services Corp., 9.625%, 10/15/18	1,530,000	0.2
1,575,000	#	American Energy - Woodford LLC/AEW Finance Corp., 9.000%, 09/15/22	913,500	0.1
610,000		Antero Resources Corp., 5.125%, 12/01/22	588,650	0.1
2,000,000		Antero Resources Corp., 6.000%, 12/01/20	2,011,000	0.3
3,000,000		Approach Resources, Inc., 7.000%, 06/15/21	2,700,000	0.4
1,000,000		Arch Coal, Inc., 7.250%, 06/15/21	227,500	0.0
1,000,000		Arch Coal, Inc., 7.000%, 06/15/19	240,000	0.0
250,000	#,L	Arch Coal, Inc., 8.000%, 01/15/19	120,781	0.0

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Energy: (continued)
3,600,000		Berry Petroleum Co., 6.375%, 09/15/22	$2,835,000	0.4
3,030,000	#	Blue Racer Midstream LLC / Blue Racer Finance Corp., 6.125%, 11/15/22	3,120,900	0.4
3,075,000		Bonanza Creek Energy, Inc., 6.750%, 04/15/21	3,005,812	0.4
250,000	#	Calumet Specialty Products Partners L.P. / Calumet Finance Corp., 7.750%, 04/15/23	254,062	0.0
2,710,000	#	Calumet Specialty Products Partners L.P./Calumet Finance Corp., 6.500%, 04/15/21	2,642,250	0.4
2,500,000		Chaparral Energy, Inc., 7.625%, 11/15/22	1,700,000	0.2
2,500,000	L	Chesapeake Energy Corp., 5.750%, 03/15/23	2,450,000	0.3
1,000,000		Chesapeake Energy Corp., 7.250%, 12/15/18	1,085,000	0.1
3,000,000		Crestwood Midstream Partners L.P. / Crestwood Midstream Finance Corp., 6.000%, 12/15/20	3,030,000	0.4
3,000,000	#	CrownRock L.P. / CrownRock Finance, Inc., 7.125%, 04/15/21	3,003,750	0.4
3,000,000		EP Energy, LLC, 9.375%, 05/01/20	3,153,750	0.4
3,250,000	#	Hilcorp Energy I L.P./Hilcorp Finance Co., 5.000%, 12/01/24	3,071,250	0.4
2,500,000		Legacy Reserves L.P. / Legacy Reserves Finance Corp., 6.625%, 12/01/21	1,987,500	0.3
2,365,000	#	Lonestar Resources America, Inc., 8.750%, 04/15/19	1,832,875	0.2
2,500,000	#	Memorial Production Partners L.P. / Memorial Production Finance Corp., 6.875%, 08/01/22	2,225,000	0.3
1,950,000	#	Memorial Resource Development Corp., 5.875%, 07/01/22	1,823,250	0.2
3,260,000		Murphy Oil USA, Inc., 6.000%, 08/15/23	3,512,650	0.5
1,000,000	#	Murray Energy Corp., 8.625%, 06/15/21	1,050,000	0.1
1,050,000		Newfield Exploration Co., 6.875%, 02/01/20	1,087,223	0.1
640,000	#,L	Paragon Offshore PLC, 6.750%, 07/15/22	216,000	0.0
1,280,000	#,L	Paragon Offshore PLC, 7.250%, 08/15/24	435,200	0.1
3,350,000	#	Parsley Energy LLC / Parsley Finance Corp., 7.500%, 02/15/22	3,400,250	0.5
640,000		Regency Energy Partners L.P. / Regency Energy Finance Corp., 5.000%, 10/01/22	668,800	0.1
500,000		Regency Energy Partners L.P. / Regency Energy Finance Corp., 5.500%, 04/15/23	518,750	0.1
3,050,000	#	Rockies Express Pipeline, LLC, 5.625%, 04/15/20	3,202,805	0.4
640,000		Rose Rock Midstream L.P. / Rose Rock Finance Corp., 5.625%, 07/15/22	633,600	0.1
1,990,000		Rosetta Resources, Inc., 5.625%, 05/01/21	1,880,550	0.3
860,000	L	Rosetta Resources, Inc., 5.875%, 06/01/24	804,100	0.1
1,310,000	L	Sanchez Energy Corp., 6.125%, 01/15/23	1,183,913	0.2
2,211,000	L	Sanchez Energy Corp., 7.750%, 06/15/21	2,144,670	0.3
5,260,000	±	SemGroup Corp. Escrow	–	–
1,784,000		SemGroup Corp., 7.500%, 06/15/21	1,877,660	0.3
3,165,000		Seventy Seven Energy, Inc., 6.500%, 07/15/22	1,487,550	0.2
3,400,000		Summit Midstream Holdings LLC / Summit Midstream Finance Corp., 5.500%, 08/15/22	3,238,500	0.4
595,000	#	SunCoke Energy Partners L.P. / SunCoke Energy Partners Finance Corp., 7.375%, 02/01/20	612,850	0.1
1,480,000	#	SunCoke Energy Partners L.P. / SunCoke Energy Partners Finance Corp., 7.375%, 02/01/20	1,524,400	0.2
1,185,000	#	Sunoco L.P. / Sunoco Finance Corp., 6.375%, 04/01/23	1,223,513	0.2
3,455,000	#	Talos Production LLC, 9.750%, 02/15/18	2,453,050	0.3
398,000		Tesoro Logistics L.P. / Tesoro Logistics Finance Corp., 5.875%, 10/01/20	409,940	0.1
2,500,000		Tesoro Logistics L.P. / Tesoro Logistics Finance Corp., 6.125%, 10/15/21	2,587,500	0.3
2,812,000		WPX Energy, Inc., 6.000%, 01/15/22	2,629,220	0.4
			84,334,524	11.3

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: 6.0%
3,565,000	#	AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, 4.500%, 05/15/21	$3,716,334	0.5
500,000		Ally Financial, Inc., 3.500%, 07/18/16	507,500	0.1
1,000,000		Ally Financial, Inc., 4.125%, 03/30/20	996,250	0.1
2,500,000		Ally Financial, Inc., 5.500%, 02/15/17	2,606,250	0.3
2,500,000		Ally Financial, Inc., 7.500%, 09/15/20	2,934,375	0.4
1,652,000		Ally Financial, Inc., 8.000%, 11/01/31	2,155,860	0.3
3,150,000		CBRE Services, Inc., 5.250%, 03/15/25	3,394,125	0.4
2,000,000		CIT Group, Inc., 4.250%, 08/15/17	2,035,000	0.3
1,000,000	#	CIT Group, Inc., 5.500%, 02/15/19	1,042,500	0.1
3,000,000		CIT Group, Inc., 5.000%, 08/15/22	3,086,250	0.4
2,000,000		Crown Castle International Corp., 5.250%, 01/15/23	2,110,000	0.3
2,000,000		Icahn Enterprises L.P. / Icahn Enterprises Finance Corp., 4.875%, 03/15/19	2,042,500	0.3
1,000,000		Icahn Enterprises L.P. / Icahn Enterprises Finance Corp., 6.000%, 08/01/20	1,042,550	0.1
2,250,000	#	International Lease Finance Corp., 7.125%, 09/01/18	2,531,250	0.3
1,000,000		International Lease Finance Corp., 8.250%, 12/15/20	1,220,000	0.2
1,000,000		International Lease Finance Corp., 8.625%, 09/15/15	1,030,000	0.1
665,000		iStar Financial, Inc., 4.000%, 11/01/17	659,181	0.1
1,330,000		iStar Financial, Inc., 5.000%, 07/01/19	1,334,987	0.2
499,200	#,±	Lehman Brothers Holdings, Inc., 8.160%, 05/30/09	38,782	0.0
3,035,000		Navient Corp., 5.875%, 10/25/24	2,845,312	0.4
2,685,000	#	Rayonier AM Products, Inc., 5.500%, 06/01/24	2,315,813	0.3
1,210,000	#,L	Realogy Group LLC / Realogy Co-Issuer Corp., 5.250%, 12/01/21	1,237,225	0.2
1,250,000		Sabra Health Care L.P. / Sabra Capital Corp., 5.500%, 02/01/21	1,335,938	0.2
1,250,000	#,&	Sophia Holding Finance L.P. / Sophia Holding Finance, Inc., 9.625%, 12/01/18	1,267,188	0.2
600,000		Springleaf Finance Corp., 5.250%, 12/15/19	594,750	0.1
1,000,000		Springleaf Finance Corp., 6.900%, 12/15/17	1,067,500	0.1
			45,147,420	6.0

		Industrial: 8.8%
3,630,000		ADS Waste Holdings, Inc., 8.250%, 10/01/20	3,811,500	0.5
630,000	#	AECOM Technology Corp., 5.750%, 10/15/22	653,625	0.1
630,000	#	AECOM Technology Corp., 5.875%, 10/15/24	663,075	0.1
2,640,924	#,&	Ardagh Finance Holdings SA, 8.625%, 06/15/19	2,764,731	0.4
441,176	#	Ardagh Packaging Finance PLC, 7.000%, 11/15/20	443,934	0.1
3,520,000	#	BC Mountain LLC / BC Mountain Finance, Inc., 7.000%, 02/01/21	3,326,400	0.4
2,000,000	#	Building Materials Corp. of America, 6.750%, 05/01/21	2,130,000	0.3
1,500,000		Case New Holland, Inc., 7.875%, 12/01/17	1,669,200	0.2
1,500,000	#	Cleaver-Brooks, Inc., 8.750%, 12/15/19	1,537,500	0.2
4,000,000	#	Consolidated Container Co., LLC/Consolidated Container Capital, Inc., 10.125%, 07/15/20	3,500,000	0.5
2,680,000	#	CTP Transportation Products LLC / CTP Finance, Inc., 8.250%, 12/15/19	2,773,800	0.4
2,500,000	#	Dematic SA / DH Services Luxembourg Sarl, 7.750%, 12/15/20	2,625,000	0.3
3,000,000	#	Gardner Denver, Inc., 6.875%, 08/15/21	2,737,500	0.4
3,280,000	#	Gates Global LLC / Gates Global Co., 6.000%, 07/15/22	3,111,900	0.4
3,000,000		Headwaters, Inc., 7.625%, 04/01/19	3,132,600	0.4
1,735,000	#	Masonite International Corp., 5.625%, 03/15/23	1,787,050	0.2
2,000,000		Nortek, Inc., 8.500%, 04/15/21	2,150,000	0.3
2,880,000	#	PaperWorks Industries, Inc., 9.500%, 08/15/19	2,962,800	0.4
2,900,000	#	Plastipak Holdings, Inc., 6.500%, 10/01/21	2,965,250	0.4
1,136,000		Polymer Group, Inc., 7.750%, 02/01/19	1,184,280	0.2
2,675,000	#	Sanmina Corp., 4.375%, 06/01/19	2,668,312	0.3
500,000	#	Sealed Air Corp., 6.500%, 12/01/20	558,750	0.1
2,000,000	#	Sealed Air Corp., 8.375%, 09/15/21	2,260,000	0.3

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Industrial: (continued)
2,830,000	#	Syncreon Group BV / Syncreon Global Finance US, Inc., 8.625%, 11/01/21	$2,433,800	0.3
1,340,000		TransDigm, Inc., 6.500%, 07/15/24	1,353,400	0.2
1,340,000		TransDigm, Inc., 6.000%, 07/15/22	1,345,025	0.2
3,000,000	#	Unifrax I LLC / Unifrax Holding Co., 7.500%, 02/15/19	3,030,000	0.4
3,015,000	#	Waterjet Holdings, Inc., 7.625%, 02/01/20	3,188,362	0.4
2,500,000	#	Wise Metals Group LLC, 8.750%, 12/15/18	2,668,750	0.3
675,000	#	Wise Metals Intermediate Holdings LLC/Wise Holdings Finance Corp., 9.750%, 06/15/19	732,375	0.1
			66,168,919	8.8

		Technology: 5.3%
550,000	#	Activision Blizzard, Inc., 5.625%, 09/15/21	587,125	0.1
2,520,000	#	Activision Blizzard, Inc., 6.125%, 09/15/23	2,753,100	0.4
1,210,000	#	Audatex North America, Inc., 6.125%, 11/01/23	1,284,112	0.2
1,565,000	#	Audatex North America, Inc., 6.000%, 06/15/21	1,662,812	0.2
2,710,000	#	BCP Singapore VI Cayman Financing Co. Ltd., 8.000%, 04/15/21	2,676,125	0.4
3,000,000	#	BMC Software Finance, Inc., 8.125%, 07/15/21	2,760,000	0.4
1,850,000	#,&	Boxer Parent Co., Inc., 9.000%, 10/15/19	1,535,500	0.2
1,500,000		CDW LLC / CDW Finance Corp., 5.500%, 12/01/24	1,575,000	0.2
1,200,000		CDW LLC / CDW Finance Corp., 6.000%, 08/15/22	1,292,640	0.2
3,750,000		Emdeon, Inc., 11.000%, 12/31/19	4,106,250	0.5
2,586,000	#	Entegris, Inc., 6.000%, 04/01/22	2,708,835	0.4
1,750,000	#	First Data Corp., 8.250%, 01/15/21	1,894,375	0.2
1,940,000		First Data Corp., 10.625%, 06/15/21	2,216,450	0.3
1,512,000		First Data Corp., 11.750%, 08/15/21	1,755,810	0.2
1,500,000	#	IMS Health, Inc., 6.000%, 11/01/20	1,565,625	0.2
2,360,000	#,&	Infor Software Parent LLC / Infor Software Parent, Inc., 7.125%, 05/01/21	2,345,982	0.3
910,000	#	MSCI, Inc., 5.250%, 11/15/24	942,988	0.1
1,500,000		NCR Corp., 4.625%, 02/15/21	1,509,375	0.2
500,000		NCR Corp., 5.000%, 07/15/22	507,500	0.1
750,000		NCR Corp., 6.375%, 12/15/23	802,500	0.1
1,780,000	#	Open Text Corp., 5.625%, 01/15/23	1,851,200	0.2
1,500,000	#	Sophia L.P. / Sophia Finance, Inc., 9.750%, 01/15/19	1,614,375	0.2
			39,947,679	5.3

		Utilities: 2.3%
870,000		AES Corp., 5.500%, 03/15/24	874,350	0.1
1,250,000		AES Corp., 7.375%, 07/01/21	1,406,250	0.2
244,000		AES Corp., 8.000%, 10/15/17	282,735	0.0
500,000		AES Corp., 8.000%, 06/01/20	573,750	0.1
1,275,000		Calpine Corp., 5.375%, 01/15/23	1,281,375	0.2
2,085,000		Calpine Corp., 5.500%, 02/01/24	2,105,850	0.3
1,275,000		Calpine Corp., 5.750%, 01/15/25	1,289,344	0.2
500,000	#	Ipalco Enterprises, Inc., 7.250%, 04/01/16	525,000	0.1
3,000,000	#	LBC Tank Terminals Holding Netherlands BV, 6.875%, 05/15/23	3,082,500	0.4
1,750,000		NRG Energy, Inc., 6.250%, 07/15/22	1,809,062	0.2
1,000,000		NRG Energy, Inc., 7.625%, 01/15/18	1,103,750	0.1
500,000		NRG Energy, Inc., 7.875%, 05/15/21	540,000	0.1
2,000,000		NRG Energy, Inc., 8.250%, 09/01/20	2,127,500	0.3
			17,001,466	2.3

	Total Corporate Bonds/Notes
	(Cost $728,607,556)		723,872,424	96.6

SHORT-TERM INVESTMENTS: 3.3%
		Securities Lending Collateralcc: 3.3%
1,242,510		BNP Paribas Bank, Repurchase Agreement dated 03/31/15, 0.13%, due 04/01/15 (Repurchase Amount $1,242,514, collateralized by various U.S. Government Agency Obligations, 1.625%-6.000%, Market Value plus accrued interest $1,267,360, due 06/01/16-03/01/45)	1,242,510	0.1

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
5,903,367	Daiwa Capital Markets, Repurchase Agreement dated 03/31/15, 0.18%, due 04/01/15 (Repurchase Amount $5,903,396, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.000%, Market Value plus accrued interest $6,021,434, due 02/15/16-03/01/48)	$5,903,367	0.8
5,903,367	Millenium Fixed Income Ltd., Repurchase Agreement dated 03/31/15, 0.22%, due 04/01/15 (Repurchase Amount $5,903,403, collateralized by various U.S. Government Securities, 0.875%-3.125%, Market Value plus accrued interest $6,021,435, due 08/15/17-02/15/42)	5,903,367	0.8
5,903,367	Nomura Securities, Repurchase Agreement dated 03/31/15, 0.13%, due 04/01/15 (Repurchase Amount $5,903,388, collateralized by various U.S. Government Agency Obligations, 1.280%-7.500%, Market Value plus accrued interest $6,021,434, due 08/18/15-10/20/64)	5,903,367	0.8
5,903,367	State of Wisconsin Investment Board, Repurchase Agreement dated 03/31/15, 0.23%, due 04/01/15 (Repurchase Amount $5,903,404, collateralized by various U.S. Government Securities, 0.125%-2.500%, Market Value plus accrued interest $6,021,655, due 04/15/16-01/15/29)	5,903,367	0.8
		24,855,978	3.3

	Total Short-Term Investments
	(Cost $24,855,978)	24,855,978	3.3

	Total Investments in Securities (Cost $753,463,534)	$748,728,402	99.9
	Assets in Excess of Other Liabilities	740,661	0.1
	Net Assets	$749,469,063	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
&	Payment-in-kind
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at March 31, 2015.
±	Defaulted security

Cost for federal income tax purposes is $753,584,690.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$18,162,331
Gross Unrealized Depreciation	(23,018,619)

Net Unrealized Depreciation	$(4,856,288)

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2015
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$–	$723,872,424	$–	$723,872,424
Short-Term Investments	–	24,855,978	–	24,855,978
Total Investments, at fair value	$–	$748,728,402	$–	$748,728,402

Voya Large Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.4%
		Consumer Discretionary: 21.2%
409,991	@	Amazon.com, Inc.	$152,557,651	2.3
119,120		Chipotle Mexican Grill, Inc.	77,492,325	1.1
2,078,839		Coach, Inc.	86,126,300	1.3
2,802,176		Comcast Corp. – Class A	158,238,879	2.3
1,493,031	@	Dish Network Corp. - Class A	104,601,752	1.5
3,217,364		Hilton Worldwide Holdings, Inc.	95,298,322	1.4
2,009,230		Home Depot, Inc.	228,268,620	3.4
1,054,899		Kohl's Corp.	82,545,847	1.2
745,390	@	Lululemon Athletica, Inc.	47,719,868	0.7
1,025,049		Macy's, Inc.	66,535,930	1.0
1,001,108		Nike, Inc.	100,441,165	1.5
716,647	@	Ulta Salon Cosmetics & Fragrance, Inc.	108,106,200	1.6
1,250,287		Walt Disney Co.	131,142,603	1.9
			1,439,075,462	21.2

		Consumer Staples: 10.4%
803,178		Church & Dwight Co., Inc.	68,607,465	1.0
947,541		Costco Wholesale Corp.	143,547,724	2.1
1,310,572		CVS Caremark Corp.	135,264,136	2.0
325,551		Hershey Co.	32,851,351	0.5
808,133		Mead Johnson Nutrition Co.	81,241,611	1.2
674,449	@	Monster Beverage Corp.	93,340,369	1.4
1,596,405		PepsiCo, Inc.	152,648,246	2.2
			707,500,902	10.4

		Energy: 4.3%
757,464		Anadarko Petroleum Corp.	62,725,594	0.9
497,827		Concho Resources, Inc.	57,708,106	0.8
878,642		EQT Corp.	72,813,062	1.1
2,355,126		Halliburton Co.	103,342,929	1.5
			296,589,691	4.3

		Financials: 5.8%
775,579		Ameriprise Financial, Inc.	101,476,756	1.5
702,273		Aon PLC	67,502,481	1.0
319,127		Blackrock, Inc.	116,749,422	1.7
459,597		Intercontinental Exchange, Inc.	107,210,192	1.6
			392,938,851	5.8

		Health Care: 12.8%
650,612	@	Actavis PLC	193,635,144	2.9
602,226	@	Alexion Pharmaceuticals, Inc.	104,365,766	1.5
621,838		Amgen, Inc.	99,400,804	1.5
1,430,632		Bristol-Myers Squibb Co.	92,275,764	1.4
840,232		Celgene Corp.	96,861,945	1.4
1,555,859	@	Gilead Sciences, Inc.	152,676,444	2.2
572,822		McKesson Corp.	129,572,336	1.9
			868,788,203	12.8

		Industrials: 12.1%
1,471,694		Ametek, Inc.	77,322,803	1.1
1,027,807		Danaher Corp.	87,260,814	1.3
2,092,293		Delta Airlines, Inc.	94,069,493	1.4
1,268,942		Ingersoll-Rand PLC - Class A	86,389,571	1.3
704,289		Paccar, Inc.	44,468,808	0.6
560,767		Roper Industries, Inc.	96,451,924	1.4
1,535,027		Textron, Inc.	68,047,747	1.0
2,693,983		Tyco International Plc	116,002,908	1.7
1,170,335		Union Pacific Corp.	126,758,984	1.9
396,720		Wesco International, Inc.	27,726,761	0.4
			824,499,813	12.1

		Information Technology: 28.2%
3,816,243		Apple, Inc.	474,855,116	7.0
2,037,373	@	Cognizant Technology Solutions Corp.	127,111,701	1.9
1,882,553	@	Electronic Arts, Inc.	110,722,355	1.6
1,859,179		Facebook, Inc.	152,852,401	2.2
2,241,490		Freescale Semiconductor Holdings Ltd.	91,363,132	1.3
275,643		Google, Inc. - Class A	152,899,172	2.3
69,972		Google, Inc. - Class C	38,344,656	0.6
1,142,005		Intuit, Inc.	110,728,805	1.6
1,478,884		Mastercard, Inc.	127,760,789	1.9
3,435,923		Microsoft Corp.	139,687,450	2.1
3,695,241		Oracle Corp.	159,449,649	2.3
624,681	@	Red Hat, Inc.	47,319,586	0.7
1,846,822		Visa, Inc.	120,800,627	1.8
759,453	@	VMware, Inc.	62,282,741	0.9
			1,916,178,180	28.2

		Materials: 3.6%
1,078,451	@	Crown Holdings, Inc.	58,257,923	0.8
871,516		Eastman Chemical Co.	60,361,198	0.9
930,116		Packaging Corp. of America	72,725,770	1.1
199,314		Sherwin-Williams Co.	56,704,833	0.8
			248,049,724	3.6

	Total Common Stock
	(Cost $5,397,629,422)		6,693,620,826	98.4

SHORT-TERM INVESTMENTS: 1.3%
		Mutual Funds: 1.3%
87,079,600		BlackRock Liquidity Funds, TempFund, Institutional Class, 0.070%††
		(Cost $87,079,600)	87,079,600	1.3

	Total Short-Term Investments
	(Cost $87,079,600)		87,079,600	1.3

Voya Large Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Total Investments in Securities (Cost $5,484,709,022)	$6,780,700,426	99.7
Assets in Excess of Other Liabilities	17,179,994	0.3
Net Assets	$6,797,880,420	100.0

††	Rate shown is the 7-day yield as of March 31, 2015.
@	Non-income producing security.

Cost for federal income tax purposes is $5,498,133,416.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$1,356,564,096
Gross Unrealized Depreciation	(73,997,086)

Net Unrealized Appreciation	$1,282,567,010

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2015
Asset Table
Investments, at fair value
Common Stock*	$6,693,620,826	$–	$–	$6,693,620,826
Short-Term Investments	87,079,600	–	–	87,079,600
Total Investments, at fair value	$6,780,700,426	$–	$–	$6,780,700,426

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

Voya Large Cap Value Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 96.9%
		Consumer Discretionary: 7.8%
535,654		Coach, Inc.	$22,192,145	1.3
198,862		Delphi Automotive PLC	15,857,256	0.9
224,845	@	Dish Network Corp. - Class A	15,752,641	0.9
383,593		Kohl's Corp.	30,016,152	1.7
449,293		Macy's, Inc.	29,163,609	1.7
210,936		Walt Disney Co.	22,125,077	1.3
			135,106,880	7.8

		Consumer Staples: 5.0%
483,977		Altria Group, Inc.	24,208,530	1.4
725,753		ConAgra Foods, Inc.	26,511,757	1.5
220,124		Dr Pepper Snapple Group, Inc.	17,275,331	1.0
211,658		Kraft Foods Group, Inc.	18,438,587	1.1
			86,434,205	5.0

		Energy: 9.2%
220,830		Anadarko Petroleum Corp.	18,286,932	1.1
142,047		EOG Resources, Inc.	13,024,290	0.7
399,484		ExxonMobil Corp.	33,956,140	2.0
259,012		Hess Corp.	17,579,145	1.0
311,172		Occidental Petroleum Corp.	22,715,556	1.3
532,234		Royal Dutch Shell PLC - Class A ADR	31,747,758	1.8
266,744		Schlumberger Ltd.	22,257,119	1.3
			159,566,940	9.2

		Financials: 28.0%
184,443		Ameriprise Financial, Inc.	24,132,522	1.4
379,331		Arthur J. Gallagher & Co.	17,733,724	1.0
719,731		Blackstone Group LP	27,990,339	1.6
792,102		Citigroup, Inc.	40,809,095	2.4
533,161		Discover Financial Services	30,043,622	1.7
435,393		Gaming and Leisure Properties, Inc.	16,052,940	0.9
726,917		Host Hotels & Resorts, Inc.	14,669,185	0.9
1,313,561		Huntington Bancshares, Inc.	14,514,849	0.8
773,946		Invesco Ltd.	30,717,917	1.8
865,568		JPMorgan Chase & Co.	52,436,109	3.0
1,133,568		Keycorp	16,051,323	0.9
281,888	@	Lazard Ltd.	14,824,490	0.9
362,064		Lincoln National Corp.	20,804,197	1.2
324,705		Prudential Financial, Inc.	26,077,059	1.5
605,559		Starwood Property Trust, Inc.	14,715,084	0.9
201,013		Ventas, Inc.	14,677,969	0.9
1,225,724		Wells Fargo & Co.	66,679,386	3.9
730,248		WP GLIMCHER, Inc.	12,144,024	0.7
736,760		XL Group PLC	27,112,768	1.6
			482,186,602	28.0

		Health Care: 16.0%
495,044		Bristol-Myers Squibb Co.	31,930,338	1.9
274,600		Cardinal Health, Inc.	24,788,142	1.4
201,276	@	Gilead Sciences, Inc.	19,751,214	1.1
468,332		Medtronic PLC	36,525,212	2.1
885,503		Merck & Co., Inc.	50,898,712	3.0
1,923,468		Pfizer, Inc.	66,917,452	3.9
378,758		UnitedHealth Group, Inc.	44,803,284	2.6
			275,614,354	16.0

		Industrials: 11.2%
139,970		Boeing Co.	21,006,698	1.2
252,582		Deere & Co.	22,148,915	1.3
194,696		General Dynamics Corp.	26,426,088	1.5
1,360,785		General Electric Co.	33,761,076	2.0
147,437		Hubbell, Inc.	16,162,044	0.9
93,141		TransDigm Group, Inc.	20,371,799	1.2
181,489		Union Pacific Corp.	19,657,074	1.2
283,117		United Technologies Corp.	33,181,312	1.9
			192,715,006	11.2

		Information Technology: 8.8%
184,256		Apple, Inc.	22,926,974	1.3
1,626,369		Cisco Systems, Inc.	44,765,807	2.6
440,178		Microchip Technology, Inc.	21,524,704	1.3
1,107,421		Microsoft Corp.	45,022,201	2.6
391,228		Oracle Corp.	16,881,488	1.0
			151,121,174	8.8

		Materials: 3.1%
343,122		International Paper Co.	19,039,840	1.1
491,991		Mosaic Co.	22,661,105	1.3
620,195		Steel Dynamics, Inc.	12,465,920	0.7
			54,166,865	3.1

		Telecommunication Services: 3.0%
647,604		CenturyLink, Inc.	22,374,718	1.3
613,182		Verizon Communications, Inc.	29,819,041	1.7
			52,193,759	3.0

		Utilities: 4.8%
310,710		Consolidated Edison, Inc.	18,953,310	1.1
250,272		Entergy Corp.	19,393,577	1.2
300,579		Pinnacle West Capital Corp.	19,161,911	1.1
553,349		Southern Co.	24,502,294	1.4
			82,011,092	4.8

	Total Common Stock
	(Cost $1,572,720,869)		1,671,116,877	96.9

Voya Large Cap Value Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 0.6%
98,619	iShares Russell 1000 Value Index Fund	$10,165,647	0.6

	Total Exchange-Traded Funds
	(Cost $10,340,669)	10,165,647	0.6

	Total Long-Term Investments
	(Cost $1,583,061,538)	1,681,282,524	97.5

SHORT-TERM INVESTMENTS: 2.6%
	Mutual Funds: 2.6%
44,942,088	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.070%††
	(Cost $44,942,088)	44,942,088	2.6

	Total Short-Term Investments
	(Cost $44,942,088)	44,942,088	2.6

	Total Investments in Securities (Cost $1,628,003,626)	$1,726,224,612	100.1
	Liabilities in Excess of Other Assets	(2,381,686)	(0.1)
	Net Assets	$1,723,842,926	100.0

††	Rate shown is the 7-day yield as of March 31, 2015.
@	Non-income producing security.
ADR	American Depositary Receipt

Cost for federal income tax purposes is $1,628,425,635.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$147,339,317
Gross Unrealized Depreciation	(49,540,340)

Net Unrealized Appreciation	$97,798,977

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2015
Asset Table
Investments, at fair value
Common Stock*	$1,671,116,877	$–	$–	$1,671,116,877
Exchange-Traded Funds	10,165,647	–	–	10,165,647
Short-Term Investments	44,942,088	–	–	44,942,088
Total Investments, at fair value	$1,726,224,612	$–	$–	$1,726,224,612

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 42.1%
		Basic Materials: 1.8%
1,002,000		BHP Billiton Finance USA Ltd., 2.050%, 09/30/18	$1,023,580	0.4
664,000		Eastman Chemical Co., 2.400%, 06/01/17	678,168	0.2
532,000		Freeport-McMoRan, Inc., 2.300%, 11/14/17	530,564	0.2
930,000		Monsanto Co., 1.150%, 06/30/17	934,057	0.3
570,000		PPG Industries, Inc., 2.300%, 11/15/19	577,072	0.2
456,000		Rio Tinto Finance USA PLC, 1.375%, 06/17/16	458,561	0.2
417,000		Rockwood Specialties Group, Inc., 4.625%, 10/15/20	435,244	0.2
382,000		Valspar Corp./The, 6.050%, 05/01/17	410,607	0.1
			5,047,853	1.8

		Communications: 2.3%
690,000	#	Alibaba Group Holding Ltd., 1.625%, 11/28/17	692,126	0.2
502,000		British Telecommunications PLC, 5.950%, 01/15/18	561,694	0.2
877,000		Cisco Systems, Inc., 1.100%, 03/03/17	882,771	0.3
249,000		DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 3.500%, 03/01/16	254,517	0.1
599,000		Juniper Networks, Inc., 3.100%, 03/15/16	609,338	0.2
525,000		Symantec Corp., 2.750%, 09/15/15	529,162	0.2
260,000		Telefonica Emisiones SAU, 3.992%, 02/16/16	266,657	0.1
319,000		Thomson Reuters Corp., 1.300%, 02/23/17	319,464	0.1
436,000		Thomson Reuters Corp., 1.650%, 09/29/17	437,044	0.1
656,000		Verizon Communications, Inc., 2.625%, 02/21/20	668,606	0.2
419,000		Vodafone Group PLC, 5.625%, 02/27/17	452,650	0.2
1,107,000		Walt Disney Co., 1.100%, 12/01/17	1,108,095	0.4
			6,782,124	2.3

		Consumer, Cyclical: 3.7%
304,000		American Honda Finance Corp., 1.200%, 07/14/17	304,836	0.1
837,000		American Honda Finance Corp., 2.250%, 08/15/19	851,415	0.3
729,000		Costco Wholesale Corp., 1.125%, 12/15/17	730,033	0.2
335,000		CVS Caremark Corp., 2.250%, 08/12/19	340,517	0.1
800,000	#	Daimler Finance North America LLC, 1.250%, 01/11/16	803,065	0.3
757,000		Ford Motor Credit Co. LLC, 1.684%, 09/08/17	756,228	0.3
925,000		Ford Motor Credit Co., LLC, 1.700%, 05/09/16	929,476	0.3
425,000	#	Glencore Funding LLC, 1.700%, 05/27/16	426,856	0.1
420,000	#	Hyundai Capital America, 1.625%, 10/02/15	421,897	0.1
1,075,000	#	Hyundai Capital America, 1.875%, 08/09/16	1,084,647	0.4
281,000		Johnson Controls, Inc., 1.400%, 11/02/17	280,282	0.1
435,000		PACCAR Financial Corp., 1.450%, 03/09/18	437,064	0.1
542,000		Southwest Airlines Co., 2.750%, 11/06/19	554,923	0.2
766,000		Starbucks Corp., 0.875%, 12/05/16	767,818	0.3
502,000		Toyota Motor Credit Corp., 1.450%, 01/12/18	505,346	0.2
566,000	#	Volkswagen Group of America Finance LLC, 1.600%, 11/20/17	571,204	0.2
285,000	#	Volkswagen International Finance NV, 1.125%, 11/18/16	286,063	0.1
259,000		Walgreens Boots Alliance, Inc., 2.700%, 11/18/19	264,875	0.1
540,000		Whirlpool Corp., 1.650%, 11/01/17	543,717	0.2
			10,860,262	3.7

		Consumer, Non-cyclical: 8.5%
1,300,000		Abbott Laboratories, 2.000%, 03/15/20	1,309,359	0.5
692,000		AbbVie, Inc., 1.750%, 11/06/17	694,754	0.2
929,000		Actavis Funding SCS, 1.300%, 06/15/17	921,393	0.3
705,000		Actavis Funding SCS, 2.350%, 03/12/18	714,931	0.2
708,000		Altria Group, Inc., 2.625%, 01/14/20	719,197	0.2
828,000		AmerisourceBergen Corp., 1.150%, 05/15/17	825,396	0.3
457,000		Baxter International, Inc., 0.950%, 06/01/16	457,831	0.2
592,000	#	Bayer US Finance LLC, 1.500%, 10/06/17	595,908	0.2
539,000		Becton Dickinson and Co., 1.800%, 12/15/17	543,374	0.2
403,000		CareFusion Corp., 1.450%, 05/15/17	403,446	0.1

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
645,000		Diageo Capital PLC, 0.625%, 04/29/16	$644,861	0.2
410,000		Eli Lilly & Co., 1.250%, 03/01/18	411,469	0.1
300,000		Express Scripts Holding Co., 1.250%, 06/02/17	299,827	0.1
712,000		Express Scripts, Inc., 3.125%, 05/15/16	729,459	0.3
612,000		Gilead Sciences, Inc., 2.350%, 02/01/20	629,256	0.2
860,000	#	JM Smucker Co., 1.750%, 03/15/18	864,082	0.3
241,000		Lorillard Tobacco Co., 3.500%, 08/04/16	247,641	0.1
485,000		McKesson Corp., 1.292%, 03/10/17	485,650	0.2
609,000		Medtronic, Inc., 0.875%, 02/27/17	609,726	0.2
433,000	#	Medtronic, Inc., 2.500%, 03/15/20	442,689	0.2
680,000		Merck & Co., Inc., 0.700%, 05/18/16	681,081	0.2
305,000		PepsiCo, Inc., 0.700%, 02/26/16	305,612	0.1
245,000		PepsiCo, Inc., 1.250%, 08/13/17	246,181	0.1
511,000		Perrigo Co. PLC, 1.300%, 11/08/16	510,823	0.2
678,000		Pfizer, Inc., 1.100%, 05/15/17	682,371	0.2
798,000		Philip Morris International, Inc., 1.250%, 11/09/17	802,589	0.3
749,000		Philip Morris International, Inc., 2.500%, 05/16/16	765,348	0.3
600,000		Procter & Gamble Co, 1.900%, 11/01/19	608,540	0.2
635,000		Sanofi, 1.250%, 04/10/18	636,233	0.2
875,000		St Jude Medical, Inc., 2.500%, 01/15/16	888,056	0.3
1,124,000		Synchrony Financial, 1.875%, 08/15/17	1,125,337	0.4
699,000		Sysco Corp., 1.450%, 10/02/17	704,724	0.2
591,000		UnitedHealth Group, Inc., 1.400%, 12/15/17	595,899	0.2
565,000		Ventas Realty L.P., 1.250%, 04/17/17	563,962	0.2
506,000		Ventas Realty L.P., 1.550%, 09/26/16	509,486	0.2
1,005,000		WellPoint, Inc., 2.250%, 08/15/19	1,010,570	0.3
560,000	#	WM Wrigley Jr Co., 1.400%, 10/21/16	562,201	0.2
500,000		Zimmer Holdings, Inc., 2.000%, 04/01/18	504,140	0.2
570,000		Zoetis, Inc., 1.875%, 02/01/18	570,632	0.2
			24,824,034	8.5

		Energy: 3.0%
275,000		BP Capital Markets PLC, 1.674%, 02/13/18	276,375	0.1
400,000		BP Capital Markets PLC, 2.248%, 11/01/16	407,678	0.1
495,000		BP Capital Markets PLC, 2.521%, 01/15/20	503,809	0.2
493,000		Canadian Natural Resources Ltd., 1.750%, 01/15/18	490,818	0.2
820,000		Chevron Corp., 1.365%, 03/02/18	824,221	0.3
502,000		Hess Corp., 1.300%, 06/15/17	497,889	0.2
616,000		Kinder Morgan, Inc./DE, 2.000%, 12/01/17	615,351	0.2
700,000		Marathon Oil Corp., 0.900%, 11/01/15	700,237	0.2
507,000		Murphy Oil Corp., 2.500%, 12/01/17	500,037	0.2
462,000		Petrobras Global Finance BV, 2.000%, 05/20/16	443,058	0.2
539,000		Statoil ASA, 1.250%, 11/09/17	540,098	0.2
319,000		Statoil ASA, 1.950%, 11/08/18	323,619	0.1
515,000		Total Capital International SA, 0.750%, 01/25/16	516,422	0.2
430,000		Total Capital International SA, 1.550%, 06/28/17	434,986	0.1
626,000		TransCanada PipeLines Ltd., 0.750%, 01/15/16	625,158	0.2
430,000		TransCanada PipeLines Ltd, 1.875%, 01/12/18	434,302	0.1
593,000		Transocean, Inc., 5.050%, 12/15/16	601,154	0.2
			8,735,212	3.0

		Financial: 19.3%
1,089,000		Abbey National Treasury Services PLC/London, 1.650%, 09/29/17	1,096,249	0.4
298,000	#	ABN AMRO Bank NV, 1.375%, 01/22/16	299,588	0.1
612,000		Aegon NV, 2.168%, 07/29/49	525,809	0.2
614,000		Air Lease Corp., 2.125%, 01/15/18	612,465	0.2
327,000		American Express Credit Corp., 1.550%, 09/22/17	329,502	0.1
870,000		American International Group, Inc., 5.600%, 10/18/16	927,772	0.3
550,000		Australia & New Zealand Banking Group Ltd., 0.900%, 02/12/16	551,690	0.2
1,063,000		Bank of America Corp., 2.600%, 01/15/19	1,082,495	0.4
583,000		Bank of America Corp., 2.650%, 04/01/19	594,599	0.2
840,000		Bank of America Corp., 3.750%, 07/12/16	866,015	0.3

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
656,000		Bank of Montreal, 1.300%, 07/14/17	$658,316	0.2
803,000		Bank of Nova Scotia, 1.300%, 07/21/17	804,602	0.3
610,000	#	Bank of Tokyo-Mitsubishi UFJ Ltd./The, 1.700%, 03/05/18	611,049	0.2
704,000	#	Bank of Tokyo-Mitsubishi UFJ Ltd., 1.550%, 09/09/16	708,387	0.2
541,000	#	Banque Federative du Credit Mutuel SA, 1.700%, 01/20/17	545,032	0.2
900,000		Barclays Bank PLC, 5.000%, 09/22/16	951,418	0.3
830,000		BB&T Corp., 1.600%, 08/15/17	835,631	0.3
490,000		BB&T Corp., 5.200%, 12/23/15	505,509	0.2
467,000	#	BNP Paribas Home Loan Covered Bonds SA, 2.200%, 11/02/15	471,606	0.2
250,000		BPCE SA, 1.613%, 07/25/17	251,644	0.1
546,000		BPCE SA, 1.625%, 02/10/17	551,257	0.2
790,000		Charles Schwab Corp., 1.500%, 03/10/18	794,079	0.3
1,453,000		Citigroup, Inc., 1.300%, 04/01/16	1,458,324	0.5
1,075,000		Citigroup, Inc., 1.850%, 11/24/17	1,083,099	0.4
592,000		Citigroup, Inc., 2.500%, 07/29/19	600,808	0.2
505,000		Citizens Bank NA/Providence RI, 1.600%, 12/04/17	507,321	0.2
630,000		Comerica, Inc., 2.125%, 05/23/19	632,778	0.2
485,000		Commonwealth Bank of Australia/New York NY, 1.125%, 03/13/17	486,391	0.2
605,000		Commonwealth Bank of Australia/New York NY, 1.400%, 09/08/17	605,986	0.2
1,082,000		Compass Bank, 1.850%, 09/29/17	1,090,299	0.4
716,000		Credit Suisse/New York NY, 1.375%, 05/26/17	717,398	0.2
292,000		Deutsche Bank AG/London, 1.350%, 05/30/17	291,771	0.1
711,000		Deutsche Bank AG/London, 1.875%, 02/13/18	713,178	0.2
540,000		Equity One, Inc., 6.250%, 01/15/17	580,740	0.2
611,000		General Electric Capital Corp., 2.200%, 01/09/20	618,152	0.2
1,026,000		Goldman Sachs Group, Inc., 2.375%, 01/22/18	1,047,234	0.4
735,000		Goldman Sachs Group, Inc., 2.550%, 10/23/19	746,173	0.3
587,000		Goldman Sachs Group, Inc., 2.625%, 01/31/19	600,044	0.2
260,000		Health Care REIT, Inc., 3.625%, 03/15/16	266,586	0.1
515,000		HSBC USA, Inc., 1.500%, 11/13/17	517,131	0.2
425,000		Huntington National Bank, 1.350%, 08/02/16	427,401	0.1
729,000		Huntington National Bank, 1.700%, 02/26/18	728,706	0.2
535,000		Intesa Sanpaolo SpA, 2.375%, 01/13/17	541,540	0.2
300,000		John Deere Capital Corp., 0.750%, 01/22/16	300,912	0.1
432,000		John Deere Capital Corp., 1.050%, 10/11/16	434,398	0.1
1,284,000		JPMorgan Chase & Co., 1.350%, 02/15/17	1,288,893	0.4
1,070,000		JPMorgan Chase & Co., 1.700%, 03/01/18	1,074,584	0.4
496,000		KeyCorp, 2.300%, 12/13/18	504,408	0.2
206,000		Kilroy Realty L.P., 4.800%, 07/15/18	221,831	0.1
1,300,000	#	Macquarie Bank Ltd., 1.600%, 10/27/17	1,299,952	0.4
930,000		Manufacturers & Traders Trust Co., 1.400%, 07/25/17	933,018	0.3
435,000		MetLife, Inc., 1.903%, 12/15/17	438,186	0.1
504,000	#	Mitsubishi UFJ Trust & Banking Corp., 1.600%, 10/16/17	503,790	0.2
481,000	#	Mizuho Bank Ltd., 1.300%, 04/16/17	479,235	0.2
550,000		Morgan Stanley, 2.125%, 04/25/18	556,363	0.2
744,000		Morgan Stanley, 2.375%, 07/23/19	750,008	0.3
1,169,000		Morgan Stanley, 5.450%, 01/09/17	1,250,879	0.4
622,000		National Rural Utilities Cooperative Finance Corp., 1.100%, 01/27/17	624,761	0.2
500,000	#	Nordea Bank AB, 0.875%, 05/13/16	501,084	0.2
375,000		PNC Bank NA, 1.150%, 11/01/16	376,792	0.1
828,000		PNC Bank NA, 2.400%, 10/18/19	844,385	0.3
600,000		PNC Funding Corp., 5.625%, 02/01/17	645,197	0.2
596,000		Regions Financial Corp., 2.000%, 05/15/18	595,799	0.2
980,000		Royal Bank of Canada, 0.850%, 03/08/16	983,205	0.3
735,000		Royal Bank of Canada, 1.500%, 01/16/18	738,910	0.3
649,000		Santander Bank NA, 2.000%, 01/12/18	652,113	0.2
427,000		Santander Holdings USA, Inc./PA, 3.000%, 09/24/15	430,378	0.1

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
626,000	#	Scentre Group Trust 1 / Scentre Group Trust 2, 2.375%, 11/05/19	$633,169	0.2
390,000		Select Income REIT, 2.850%, 02/01/18	393,543	0.1
280,000		Navient Corp., 3.875%, 09/10/15	282,358	0.1
805,000		State Street Corp., 2.875%, 03/07/16	822,449	0.3
538,000		Sumitomo Mitsui Banking Corp., 1.350%, 07/11/17	537,741	0.2
357,000		SunTrust Banks, Inc., 2.500%, 05/01/19	363,109	0.1
586,000		SunTrust Banks, Inc., 3.500%, 01/20/17	610,223	0.2
1,050,000		Toronto-Dominion Bank, 1.125%, 05/02/17	1,052,856	0.4
584,000		Toronto-Dominion Bank, 2.250%, 11/05/19	594,036	0.2
625,000		UBS AG/Stamford CT, 1.375%, 08/14/17	625,185	0.2
490,000		UBS AG, 5.875%, 07/15/16	518,489	0.2
261,000		US Bancorp, 2.200%, 11/15/16	266,549	0.1
755,000		US Bank NA/Cincinnati OH, 1.375%, 09/11/17	759,676	0.3
526,000		US Bank NA/Cincinnati OH, 2.125%, 10/28/19	533,170	0.2
513,000	#	WEA Finance LLC / Westfield UK & Europe Finance PLC, 1.750%, 09/15/17	515,858	0.2
438,000	#	WEA Finance LLC / Westfield UK & Europe Finance PLC, 2.700%, 09/17/19	443,837	0.1
1,348,000		Wells Fargo & Co., 2.100%, 05/08/17	1,377,586	0.5
580,000		Westpac Banking Corp., 1.500%, 12/01/17	583,146	0.2
			56,177,835	19.3

		Industrial: 0.6%
500,000		Caterpillar Financial Services Corp., 0.700%, 02/26/16	501,067	0.2
724,000		Caterpillar Financial Services Corp., 2.250%, 12/01/19	735,330	0.2
403,000		L-3 Communications Corp., 1.500%, 05/28/17	400,619	0.1
184,000		United Parcel Service, Inc., 1.125%, 10/01/17	185,282	0.1
			1,822,298	0.6

		Technology: 1.3%
504,000		Altera Corp., 1.750%, 05/15/17	507,272	0.2
295,000		Computer Sciences Corp., 2.500%, 09/15/15	297,135	0.1
130,000		International Business Machines Corp., 1.950%, 07/22/16	132,392	0.1
870,000		Intel Corp., 1.350%, 12/15/17	874,780	0.3
540,000		KLA-Tencor Corp., 2.375%, 11/01/17	549,094	0.2
525,000		NetApp Inc., 2.000%, 12/15/17	526,613	0.2
700,000		Oracle Corp., 1.200%, 10/15/17	702,052	0.2
			3,589,338	1.3

		Utilities: 1.6%
525,000		Dominion Resources, Inc., 1.400%, 09/15/17	525,854	0.2
894,000		Entergy Corp., 4.700%, 01/15/17	940,323	0.3
315,000		Georgia Power Co., 3.000%, 04/15/16	322,876	0.1
753,000		Progress Energy, Inc., 5.625%, 01/15/16	781,256	0.3
588,000		PSEG Power, LLC, 2.750%, 09/15/16	602,450	0.2
468,000		Southern California Edison Co., 1.125%, 05/01/17	470,103	0.2
706,000		Southern Co., 1.300%, 08/15/17	706,630	0.2
320,000		Xcel Energy, Inc., 0.750%, 05/09/16	320,132	0.1
			4,669,624	1.6

	Total Corporate Bonds/Notes
	(Cost $121,781,719)		122,508,580	42.1

COLLATERALIZED MORTGAGE OBLIGATIONS: 8.1%
322,452	#	American General Mortgage Loan Trust 2010-1, 5.650%, 03/25/58	324,228	0.1
477,951	#	Banc of America Re-REMIC Trust 2009-UB2 A4AA, 5.678%, 02/24/51	500,702	0.2
2,830,000		Bear Stearns Commercial Mortgage Securities Trust 2005-PWR9, 5.055%, 09/11/42	2,861,396	1.0
500,000		Bear Stearns Commercial Mortgage Securities Trust, 4.750%, 06/11/41	502,489	0.2
980,000		Bear Stearns Commercial Mortgage Securities Trust, 5.074%, 02/13/42	981,033	0.3
36,044		Bear Stearns Commercial Mortgage Securities Trust, 5.957%, 06/11/50	36,184	0.0
406,282		Citigroup Commercial Mortgage Trust 2007-C6, 5.703%, 12/10/49	437,904	0.2

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
670,000		Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 12/11/49	$705,911	0.2
1,604,683		Commercial Mortgage Pass-through Certificates, 5.306%, 12/10/46	1,689,017	0.6
759,000		CD 2007-CD5 Mortgage Trust AJ, 6.124%, 11/15/44	828,421	0.3
400,000	#	Commercial Mortgage Trust 2004-GG1 F, 6.235%, 06/10/36	408,184	0.1
530,000		Commercial Mortgage Trust, 5.225%, 07/15/44	537,792	0.2
926,000		Credit Suisse First Boston Mortgage Securities Corp., 5.290%, 08/15/38	933,067	0.3
990,000	#	Credit Suisse Mortgage Capital Certificates, 5.342%, 12/16/43	1,045,597	0.4
545,000	#	CSMC Series 2009-RR3 A5A, 5.342%, 12/15/43	575,960	0.2
133,000	#	Del Coronado Trust, 0.975%, 03/15/26	133,160	0.0
940,000		GE Capital Commercial Mortgage Corp., 5.133%, 05/10/43	939,455	0.3
127,951		GE Capital Commercial Mortgage Corp., 5.322%, 11/10/45	127,888	0.0
1,340,800		GMAC Commercial Mortgage Securities, Inc. Series 2005-C1 Trust, 4.754%, 05/10/43	1,340,148	0.5
192,891		Greenwich Capital Commercial Funding Corp., 4.894%, 08/10/42	192,856	0.1
261,990		Greenwich Capital Commercial Funding Corp., 5.447%, 03/10/39	262,310	0.1
66,364		JP Morgan Chase Commercial Mortgage Securities Corp., 5.260%, 01/12/43	66,363	0.0
420,000		JP Morgan Chase Commercial Mortgage Securities Trust 2005-CIBC12, 4.987%, 09/12/37	421,785	0.1
290,000		JP Morgan Chase Commercial Mortgage Securities Trust 2005-LDP5, 5.382%, 12/15/44	298,107	0.1
660,000	#	JP Morgan Chase Commercial Mortgage Securities Trust 2014-BXH, 2.425%, 04/15/27	658,573	0.2
2,010,000		LB-UBS Commercial Mortgage Trust, 5.127%, 09/15/40	2,032,423	0.7
697,460		LB-UBS Commercial Mortgage Trust, 5.300%, 11/15/38	704,169	0.2
165,351		ML-CFC Commercial Mortgage Trust, 5.644%, 09/12/49	165,413	0.1
298,921		Merrill Lynch Mortgage Investors Trust Series 1998-C1-CTL, 6.720%, 11/15/26	309,864	0.1
221,427		Morgan Stanley Capital I Trust 2005-TOP17, 4.840%, 12/13/41	221,304	0.1
900,000		Morgan Stanley Capital I Trust, 5.073%, 08/13/42	903,485	0.3
206,202		Morgan Stanley Capital I Trust, 5.185%, 10/12/52	205,878	0.1
482,174	#	Morgan Stanley Re-REMIC Trust 2010-C30 A3B, 5.246%, 12/17/43	486,430	0.2
1,320,000	#	TIAA CMBS I Trust 2001-C1A L, 5.770%, 06/19/33	1,384,425	0.5
190,162		TIAA Seasoned Commercial Mortgage Trust, 5.532%, 08/15/39	190,351	0.1

	Total Collateralized Mortgage Obligations
	(Cost $23,927,399)		23,412,272	8.1

U.S. TREASURY OBLIGATIONS: 29.2%
		U.S. Treasury Notes: 29.2%
40,099,000		0.375%, due 03/31/16	40,136,613	13.8
17,000		0.500%, due 02/28/17	16,988	0.0
38,807,000		0.500%, due 03/31/17	38,758,491	13.3
4,060,000		1.000%, due 03/15/18	4,072,688	1.4
1,507,000		1.375%, due 03/31/20	1,507,352	0.5
4,000		1.750%, due 02/28/22	4,012	0.0
467,000		1.750%, due 03/31/22	468,204	0.2

	Total U.S. Treasury Obligations
	(Cost $84,929,246)		84,964,348	29.2

ASSET-BACKED SECURITIES: 18.2%
		Automobile Asset-Backed Securities: 6.2%
1,500,000	#	Bank of The West Auto Trust 2014-1, 1.650%, 03/16/20	1,511,041	0.5
96,265		BMW Vehicle Owner Trust, 0.670%, 11/27/17	96,337	0.0
210,000		BMW Vehicle Owner Trust, 1.120%, 04/27/20	210,749	0.1
740,000		Capital Auto Receivables Asset Trust 2015-1, 1.610%, 06/20/19	741,047	0.3
260,000		Capital Auto Receivables Asset Trust, 1.620%, 10/22/18	261,924	0.1
660,000		CarMax Auto Owner Trust 2013-3, 1.490%, 01/15/19	664,807	0.2

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Automobile Asset-Backed Securities: (continued)
940,000		CarMax Auto Owner Trust, 1.320%, 07/15/19	$941,158	0.3
450,000	#	Chrysler Capital Auto Receivables Trust, 1.760%, 12/16/19	454,815	0.2
480,000		Fifth Third Auto Trust 2014-2, 1.380%, 12/15/20	481,849	0.2
190,000		Ford Credit Auto Owner Trust 2013-D, 1.110%, 02/15/19	190,254	0.1
1,330,000		Ford Credit Auto Owner Trust, 1.250%, 10/15/18	1,337,635	0.5
339,000		Harley-Davidson Motorcycle Trust 2012-1, 0.910%, 02/15/18	339,500	0.1
970,000		Harley-Davidson Motorcycle Trust 2015-1, 1.670%, 08/15/22	971,725	0.3
840,000		Harley-Davidson Motorcycle Trust, 1.550%, 10/15/21	844,533	0.3
90,000		Honda Auto Receivables Owner Trust, 0.620%, 03/21/19	89,812	0.0
710,000		Hyundai Auto Receivables Trust 2013-A, 1.130%, 09/17/18	710,573	0.2
100,000		Hyundai Auto Receivables Trust, 1.460%, 11/15/19	100,365	0.0
420,000		Mercedes-Benz Auto Receivables Trust 2014-1, 1.310%, 11/16/20	420,898	0.1
1,330,000		Mercedes-Benz Auto Receivables Trust, 1.130%, 11/15/19	1,335,424	0.5
309,000		Nissan Auto Lease 2013-A, 0.740%, 10/15/18	309,305	0.1
1,380,000		Nissan Auto Receivables 2013-B Owner Trust, 1.310%, 10/15/19	1,387,360	0.5
750,000		Nissan Auto Receivables Owner Trust, 1.000%, 07/16/18	751,989	0.3
1,000,000		Toyota Auto Receivables 2013-B Owner Trust, 1.460%, 01/15/19	1,009,137	0.4
12,889		Toyota Auto Receivables Owner Trust, 0.750%, 02/16/16	12,891	0.0
700,000		Toyota Auto Receivables Owner Trust, 1.180%, 06/17/19	701,410	0.2
710,000		Volkswagen Auto Lease Trust, 0.990%, 07/20/18	711,125	0.2
400,000		Volkswagen Auto Loan Enhanced Trust 2012-2, 0.660%, 03/20/19	398,858	0.1
156,644		Volkswagen Auto Loan Enhanced Trust 2013-1, 0.560%, 08/21/17	156,580	0.1
810,000		World Omni Auto Receivables Trust, 0.870%, 07/15/19	809,207	0.3
			17,952,308	6.2

		Credit Card Asset-Backed Securities: 4.6%
1,500,000		Cabela's Credit Card Master Note Trust, 2.260%, 03/15/23	1,518,571	0.5
1,450,000		Capital One Multi-Asset Execution Trust 2014-A5 A, 1.480%, 07/15/20	1,461,448	0.5
640,000		Capital One Multi-Asset Execution Trust, 5.750%, 07/15/20	710,075	0.2
200,000		Chase Issuance Trust, 0.545%, 04/15/21	200,196	0.1
1,200,000		Chase Issuance Trust, 1.010%, 10/15/18	1,202,758	0.4
970,000		Chase Issuance Trust, 1.150%, 01/15/19	974,601	0.3
420,000		Citibank Credit Card Issuance Trust, 2.150%, 07/15/21	427,504	0.1
1,205,000		Citibank Credit Card Issuance Trust, 5.350%, 02/07/20	1,340,140	0.5
1,357,000		Citibank Credit Card Issuance Trust, 5.650%, 09/20/19	1,504,256	0.5
1,300,000		Discover Card Execution Note Trust 2015-A1 A1, 0.525%, 08/17/20	1,301,613	0.5
400,000		Discover Card Execution Note Trust, 0.605%, 07/15/21	401,280	0.1
740,000		Discover Card Execution Note Trust, 1.670%, 01/18/22	736,732	0.3
470,000		Discover Card Execution Note Trust, 2.120%, 12/15/21	478,274	0.2
1,000,000		Discover Card Execution Note Trust, 5.650%, 03/16/20	1,107,084	0.4
			13,364,532	4.6

		Home Equity Asset-Backed Securities: 0.1%
342,481		Chase Funding Loan Acquisition Trust Series, 4.750%, 12/25/19	348,133	0.1

		Other Asset-Backed Securities: 7.3%
750,000	#	American Residential Properties 2014-SFR1 Trust, 2.527%, 09/17/31	759,076	0.3
510,000	#	Ares XII CLO Ltd. 2007-12A C, 2.262%, 11/25/20	510,268	0.2
250,000	#	Ares XII CLO Ltd., 3.512%, 11/25/20	248,577	0.1
500,000	#	Atrium V, 0.951%, 07/20/20	485,576	0.2

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities: (continued)
500,000	#	Babson CLO, Inc. 2005-III, 0.656%, 11/10/19	$494,223	0.2
290,066	#	Black Diamond CLO Ltd., 0.620%, 06/20/17	289,613	0.1
750,000	#	Bluemountain CLO III Ltd. 2007-3A C, 0.961%, 03/17/21	729,326	0.2
1,000,000	#	Carlyle Veyron CLO Ltd., 0.933%, 07/15/18	990,443	0.3
800,000	#	Castle Garden Funding, 1.012%, 10/27/20	786,580	0.3
750,000	#	CIFC Funding 2006-I Ltd., 1.857%, 10/20/20	737,667	0.2
600,000	#	CIFC Funding 2006-II Ltd., 1.862%, 03/01/21	582,631	0.2
1,000,000	#	Clydesdale CLO 2006 Ltd, 0.937%, 12/19/18	969,871	0.3
702,322		CNH Equipment Trust, 0.650%, 04/16/18	702,372	0.2
250,000	#	ColumbusNova CLO Ltd 2006-2A E, 4.006%, 04/04/18	247,451	0.1
750,000	#	ColumbusNova CLO Ltd 2006-II, 1.006%, 04/04/18	740,926	0.3
1,000,000	#	Emporia Preferred Funding III Ltd. 2007-3A B, 0.707%, 04/23/21	980,384	0.3
400,000	#	Gallatin CLO III 2007-1 Ltd., 1.507%, 05/15/21	388,785	0.1
500,000	#	GoldenTree Loan Opportunities III Ltd., 1.505%, 05/01/22	479,264	0.2
500,000	#	Goldentree Loan Opportunities V Ltd., 3.507%, 10/18/21	500,003	0.2
235,645	#	GSAMP Trust 2005-SEA2, 0.521%, 01/25/45	231,480	0.1
500,000	#	GSC Group CDO Fund VIII Ltd, 1.007%, 04/17/21	493,446	0.2
400,000	#	Gulf Stream - Compass CLO, 2.256%, 10/28/19	400,074	0.1
750,000	#	Gulf Stream - Compass CLO, 3.706%, 10/28/19	750,491	0.3
500,000	#	Gulf Stream - Sextant CLO 2007-1 Ltd., 2.670%, 06/17/21	487,988	0.2
350,000	#	Gulf Stream - Sextant CLO, 0.962%, 08/21/20	347,156	0.1
340,000	#	Gulf Stream - Sextant CLO, 1.862%, 08/21/20	335,698	0.1
700,000	#	Halcyon Structured Asset Management Long Secured/Short Unsecured 2007-1 Ltd. B, 0.706%, 08/07/21	688,789	0.2
500,000	#	Halcyon Structured Asset Management Long Secured/Short Unsecured, 2.556%, 08/07/21	500,009	0.2
700,000	#	Invitation Homes Trust 2014-SFR2 C, 2.178%, 06/17/32	700,000	0.2
750,000	#	Kingsland III Ltd., 0.913%, 08/24/21	721,658	0.2
500,000	#	MSIM Peconic Bay Ltd., 2.257%, 07/20/19	500,000	0.2
1,000,000	#	Muir Grove CLO Ltd. 2007-1A B, 2.256%, 03/25/20	999,494	0.3
500,000	#	Muir Grove CLO Ltd., 3.256%, 03/25/20	499,294	0.2
1,000,000	#	Race Point IV CLO Ltd., 1.005%, 08/01/21	982,010	0.3
74,861		Structured Asset Securities Corp. Trust, 0.374%, 09/25/35	74,996	0.0
350,000	#	WhiteHorse III Ltd./Corp 2006-1A A3L, 1.005%, 05/01/18	349,977	0.1
750,000	#	WhiteHorse III Ltd/Corp, 2.105%, 05/01/18	749,112	0.3
			21,434,708	7.3

	Total Asset-Backed Securities
	(Cost $52,917,657)		53,099,681	18.2

U.S. GOVERNMENT AGENCY OBLIGATIONS: 1.3%
		Federal Home Loan Bank: 0.0%
150,000		1.150%, due 02/22/18	150,105	0.0

		Federal Home Loan Mortgage Corporation: 0.7%##
2,000,000		0.875%, due 10/14/16	2,011,424	0.7
57		2.000%, due 01/01/17	58	0.0
1,334		2.022%, due 07/01/24	1,384	0.0
			2,012,866	0.7

		Federal National Mortgage Association: 0.2%##
255,783		1.074%, due 11/25/16	256,819	0.1
924		2.219%, due 12/01/17	927	0.0
4,807		6.000%, due 07/01/16	4,897	0.0
9,386		6.000%, due 03/01/17	9,696	0.0
13,964		6.000%, due 05/01/17	14,398	0.0
8,227		6.000%, due 09/01/17	8,245	0.0
143,032		6.500%, due 10/01/22	164,315	0.1
34,809		6.500%, due 10/01/32	39,997	0.0
17,124		7.000%, due 10/01/32	17,550	0.0
			516,844	0.2

		Government National Mortgage Association: 0.4%
1,091,693		4.397%, due 05/16/51	1,189,747	0.4
7,212		9.000%, due 12/15/26	8,388	0.0
			1,198,135	0.4

	Total U.S. Government Agency Obligations
	(Cost $3,823,352)		3,877,950	1.3

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

# of Contracts		Value	Percentage of Net Assets
PURCHASED OPTIONS: –%
OTC Interest Rate Swaptions: –%
16,595,000	@ Receive a floating rate equal to the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 5.070%, Exp. 05/29/15 Counterparty: Credit Suisse Group AG	$–	–

Total Purchased Options
	(Cost $76,337)	–	–

Total Long-Term Investments
	(Cost $287,455,710)	287,862,831	98.9

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.3%
	Mutual Funds: 2.3%
6,822,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.070%††
	(Cost $6,822,000)	6,822,000	2.3

	Total Short-Term Investments
	(Cost $6,822,000)	6,822,000	2.3

	Total Investments in Securities (Cost $294,277,710)	$294,684,831	101.2
	Liabilities in Excess of Other Assets	(3,400,009)	(1.2)
	Net Assets	$291,284,822	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of March 31, 2015.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
##	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
@	Non-income producing security.

Cost for federal income tax purposes is $294,277,737.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$1,236,910
Gross Unrealized Depreciation	(829,816)

Net Unrealized Appreciation	$407,094

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2015
Asset Table
Investments, at fair value
Purchased Options	$–	$–	$–	$–
Corporate Bonds/Notes	–	122,508,580	–	122,508,580
Collateralized Mortgage Obligations	–	23,412,272	–	23,412,272
U.S. Treasury Obligations	–	84,964,348	–	84,964,348
Short-Term Investments	6,822,000	–	–	6,822,000
Asset-Backed Securities	–	53,099,681	–	53,099,681
U.S. Government Agency Obligations	–	3,877,950	–	3,877,950
Total Investments, at fair value	$6,822,000	$287,862,831	$–	$294,684,831
Other Financial Instruments+
Futures	174,296	–	–	174,296
Total Assets	$6,996,296	$287,862,831	$–	$294,859,127
Liabilities Table
Other Financial Instruments+
Futures	$(212,574)	$–	$–	$(212,574)
Total Liabilities	$(212,574)	$–	$–	$(212,574)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At March 31, 2015, the following futures contracts were outstanding for Voya Limited Maturity Bond Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
U.S. Treasury 2-Year Note	291	06/30/15	$63,774,472	$174,296
			$63,774,472	$174,296
Short Contracts
U.S. Treasury 5-Year Note	(217)	06/30/15	(26,085,774)	(212,574)
			$(26,085,774)	$(212,574)

A summary of derivative instruments by primary risk exposure is outlined in the following table.

The fair value of derivative instruments as of March 31, 2015 were as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Asset Derivatives	Instrument Type
Interest rate contracts	Futures contracts	$174,296
Total Asset Derivatives		$174,296

		Fair Value

Liability Derivatives	Instrument Type
Interest rate contracts	Futures contracts	212,574
Total Liability Derivatives		$212,574

Voya Liquid Assets Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
Asset Backed Commercial Paper: 20.4%
13,750,000	#	Barton Capital LLC, 0.181%,due 04/06/15	$13,750,000	1.4
13,250,000		Concord Minutemen Capital Co., 0.241%,due 04/07/15	13,249,475	1.4
13,750,000		Concord Minutemen Capital Co., 0.305%,due 04/01/15	13,750,000	1.4
16,200,000		Concord Minutemen Capital Co., 0.325%,due 07/01/15	16,186,896	1.7
2,000,000		Crown Point Capital Co., 0.254%,due 04/07/15	1,999,917	0.2
13,500,000		Crown Point Capital Co., 0.305%,due 04/01/15	13,500,000	1.4
26,500,000		Crown Point Capital Co., 0.325%,due 07/01/15	26,478,565	2.8
10,200,000		Jupiter Securitization Company LLC, 0.213%,due 05/04/15	10,198,036	1.1
3,850,000		Jupiter Securitization Company LLC, 0.213%,due 06/01/15	3,848,630	0.4
2,750,000		Old Line Funding LLC, 0.183%,due 05/26/15	2,749,244	0.3
18,100,000	#	Old Line Funding LLC, 0.258%,due 04/30/15	18,100,000	1.9
19,500,000		Old Line Funding LLC, 0.264%,due 07/07/15	19,486,339	2.1
8,250,000	#	Thunder Bay Funding LLC, 0.202%,due 04/10/15	8,250,000	0.9
32,000,000	#	Thunder Bay Funding LLC, 0.275%,due 04/09/15	32,000,000	3.4
		Total Asset Backed Commercial Paper
		(Cost $193,547,102)	193,547,102	20.4

Certificates of Deposit: 20.2%
18,000,000	#	Australia & New Zealand Banking Group Ltd., 0.338%,due 04/20/15	18,000,000	1.9
13,500,000		Bank of Tokyo - Mitsubishi UFJ NY, 0.160%,due 04/01/15	13,500,000	1.4
7,800,000	#	Barton Capital LLC, 0.214%,due 04/15/15	7,800,000	0.8
2,000,000		Credit Suisse New York, 0.557%,due 05/15/15	2,000,415	0.2
5,500,000		Mizuho Bank Ltd./NY, 0.240%,due 05/04/15	5,500,252	0.6
21,300,000		Mizuho Bank Ltd./NY, 0.250%,due 04/07/15	21,300,408	2.2
13,600,000		Mizuho Bank Ltd./NY, 0.250%,due 05/20/15	13,601,202	1.4
26,000,000		Nordea Bank Finland NY, 0.214%,due 04/17/15	26,000,000	2.8
1,750,000		Nordea Bank Finland NY, 0.220%,due 04/16/15	1,750,073	0.2
19,300,000		Skandinav Enskilda Bank NY, 0.250%,due 04/01/15	19,300,000	2.0
12,000,000		Standard Chartered Bank NY, 0.260%,due 04/01/15	12,000,000	1.3
3,750,000		Sumitomo Mitsui Bank NY, 0.180%,due 06/02/15	3,750,000	0.4
27,050,000		Sumitomo Mitsui Trust NY, 0.240%,due 04/03/15	27,050,090	2.9
19,550,000		Toronto Dominion Bank NY, 0.115%,due 04/06/15	19,550,000	2.1
		Total Certificates of Deposit
		(Cost $191,102,440)	191,102,440	20.2

Commerical Paper: 14.3%
10,250,000		Australia and New Zealand Banking Group, 0.112%,due 04/20/15	10,249,405	1.1
7,350,000		Bank of Tokyo - Mitsubishi UFJ NY, 0.193%,due 05/01/15	7,348,836	0.8
18,700,000		Barton Capital LLC, 0.183%,due 05/01/15	18,697,195	2.0
3,500,000		Cargill, Inc., 0.071%,due 04/01/15	3,500,000	0.4
18,500,000		Credit Suisse New York, 0.173%,due 04/13/15	18,498,952	1.9
12,650,000		Jupiter Securitization Company LLC, 0.183%,due 07/06/15	12,643,928	1.3
11,000,000		Jupiter Securitization Company LLC, 0.284%,due 09/24/15	10,984,942	1.1
15,000,000		Mitsubishi UFJ Trust and Banking NY, 0.254%,due 06/01/15	14,993,646	1.6
750,000		Nordea Bank AB, 0.203%,due 07/06/15	749,600	0.1
37,750,000		Societe Generale, 0.203%,due 05/01/15	37,743,650	4.0
		Total Commerical Paper
		(Cost $135,410,154)	135,410,154	14.3

Financial Company Commercial Paper: 1.7%
626,000		ANZ National Int'l Ltd., 0.213%,due 04/01/15	626,000	0.1
4,750,000		Bank of Tokyo - Mitsubishi UFJ NY, 0.143%,due 04/01/15	4,750,000	0.5
10,750,000		Commonwealth Bank of Australia, 0.193%,due 04/07/15	10,749,660	1.1
		Total Financial Company Commercial Paper
		(Cost $16,125,660)	16,125,660	1.7

Government Agency Debt: 9.6%
1,850,000		Fannie Mae Discount Notes, 0.051%,due 04/16/15	1,849,961	0.2
1,800,000		Fannie Mae Discount Notes, 0.051%,due 04/22/15	1,799,948	0.2
9,650,000		Federal Home Loan Bank Discount Notes, 0.061%,due 05/05/15	9,649,453	1.0

Voya Liquid Assets Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
Government Agency Debt: (continued)
5,500,000		Federal Home Loan Bank Discount Notes, 0.071%,due 04/29/15	$5,499,701	0.6
400,000		Federal Home Loan Bank Discount Notes, 0.071%,due 05/01/15	399,977	0.0
12,600,000		Federal Home Loan Bank Discount Notes, 0.071%,due 05/21/15	12,598,775	1.3
300,000		Federal Home Loan Bank Discount Notes, 0.081%,due 04/01/15	300,000	0.0
800,000		Federal Home Loan Bank Discount Notes, 0.091%,due 05/14/15	799,914	0.1
600,000		Federal Home Loan Bank Discount Notes, 0.091%,due 05/15/15	599,934	0.1
27,200,000		Federal Home Loan Bank Discount Notes, 0.098%,due 05/20/15	27,196,423	2.9
13,500,000		Freddie Mac Discount Notes, 0.051%,due 05/12/15	13,499,231	1.4
3,500,000		Freddie Mac Discount Notes, 0.061%,due 04/15/15	3,499,918	0.4
5,250,000		Freddie Mac Discount Notes, 0.061%,due 05/13/15	5,249,633	0.6
2,000,000		Freddie Mac Discount Notes, 0.061%,due 05/15/15	1,999,853	0.2
5,750,000		Freddie Mac Discount Notes, 0.117%,due 08/14/15	5,747,520	0.6
		Total Government Agency Debt
		(Cost $90,690,241)	90,690,241	9.6

Investment Companies: 8.1%
43,000,000		BlackRock Liquidity Funds, TempCash, Institutional, 0.083%,due 04/01/15	43,000,000	4.6
33,509,000		BlackRock Liquidity Funds, TempFund, Institutional, 0.073%,due 04/01/15	33,509,000	3.5
		Total Investment Companies
		(Cost $76,509,000)	76,509,000	8.1

Other Note: 16.4%
9,000,000		ANZ New Zealand Int'l/London, 1.129%,due 05/28/15	9,011,742	1.0
5,000,000	#	Fosse Master Issuer PLC, 0.274%,due 04/16/15	5,000,000	0.5
11,500,000		JPMorgan Chase Bank NA, 0.356%,due 04/22/15	11,500,000	1.2
24,000,000	#	Royal Bank of Canada, 0.408%,due 04/01/15	24,000,000	2.5
12,000,000	#	Royal Bank of Canada, 3.125%,due 04/14/15	12,012,535	1.3
19,250,000		Svenska Handelsbanken AB, 0.386%,due 04/07/15	19,250,000	2.0
4,750,000	#	Svenska Handelsbanken AB, 0.456%,due 04/04/15	4,750,000	0.5
18,550,000	#	Toronto-Dominion Bank, 2.200%,due 07/29/15	18,665,998	2.0
27,150,000		Wells Fargo Bank NA, 0.380%,due 06/24/15	27,150,000	2.9
23,750,000		Westpac Banking Corp, 0.533%,due 04/28/15	23,750,000	2.5
		Total Other Note
		(Cost $155,090,275)	155,090,275	16.4

Treasury Debt: 10.9%
5,750,000		United States Treasury Bill, 0.026%,due 06/25/15	5,749,654	0.6
27,000,000		United States Treasury Bill, 0.051%,due 04/30/15	26,998,950	2.9
13,500,000		United States Treasury Bill, 0.071%,due 07/23/15	13,497,034	1.4
53,750,000		United States Treasury Bill, 0.073%,due 08/27/15	53,734,201	5.7
2,750,000		United States Treasury Bill, 2.125%,due 12/31/15	2,788,586	0.3
		Total Treasury Debt
		(Cost $102,768,425)	102,768,425	10.9

		Total Investments in Securities (Cost $961,243,297)	$961,243,297	101.6
		Liabilities in Excess of Other Assets	(15,570,832)	(1.6)
		Net Assets	$945,672,465	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

Cost for federal income tax purposes is the same as for financial statement purposes.

Voya Liquid Assets Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2015
Asset Table
Investments, at fair value
Government Agency Debt	$–	$90,690,241	$–	$90,690,241
Investment Companies	76,509,000	–	–	76,509,000
Treasury Debt	–	102,768,425	–	102,768,425
Other Note	–	155,090,275	–	155,090,275
Certificates of Deposit	–	191,102,440	–	191,102,440
Financial Company Commercial Paper	–	16,125,660	–	16,125,660
Asset Backed Commercial Paper	–	193,547,102	–	193,547,102
Commerical Paper	–	135,410,154	–	135,410,154
Total Investments, at fair value	$76,509,000	$884,734,297	$–	$961,243,297

Voya Multi-Manager Large Cap Core Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.2%
		Consumer Discretionary: 16.0%
30,749		ARAMARK Holdings Corp.	$972,591	0.3
71,060	@	Bed Bath & Beyond, Inc.	5,455,632	1.6
125,640	@	Carmax, Inc.	8,670,416	2.6
152,080		Carnival Corp.	7,275,507	2.2
41,785		CBS Corp. - Class B	2,533,425	0.8
80,263		Comcast Corp. – Class A	4,532,452	1.4
35,624		Delphi Automotive PLC	2,840,658	0.9
9,120		Hilton Worldwide Holdings, Inc.	270,134	0.1
27,005		Las Vegas Sands Corp.	1,486,355	0.4
121,190		Lowe's Cos, Inc.	9,015,324	2.7
8,765		McDonald's Corp.	854,062	0.3
38,645	@	Michaels Cos, Inc.	1,045,734	0.3
3,639	@	Mohawk Industries, Inc.	675,944	0.2
1,480	@	Priceline.com, Inc.	1,722,942	0.5
70,000		Scripps Networks Interactive - Class A	4,799,200	1.4
29,335		Twenty-First Century Fox, Inc. - Class A	992,696	0.3
			53,143,072	16.0

		Consumer Staples: 8.4%
106,580		Altria Group, Inc.	5,331,132	1.6
85,820		Coca-Cola Co.	3,480,001	1.1
45,731		CVS Caremark Corp.	4,719,896	1.4
14,364		Diageo PLC ADR	1,588,227	0.5
41,400		Energizer Holdings, Inc.	5,715,270	1.7
5,110		Nu Skin Enterprises, Inc.	307,673	0.1
25,369		PepsiCo, Inc.	2,425,784	0.7
25,345		Philip Morris International, Inc.	1,909,239	0.6
15,093		Procter & Gamble Co.	1,236,720	0.4
12,976		Walgreens Boots Alliance, Inc.	1,098,808	0.3
			27,812,750	8.4

		Energy: 6.3%
34,710		Apache Corp.	2,094,054	0.6
38,889		Canadian Natural Resources Ltd.	1,194,281	0.4
73,974		Chevron Corp.	7,765,791	2.3
68,271		ConocoPhillips	4,250,553	1.3
16,574		Halliburton Co.	727,267	0.2
21,290		Noble Energy, Inc.	1,041,081	0.3
15,725		Range Resources Corp.	818,329	0.3
15,210		Schlumberger Ltd.	1,269,122	0.4
34,975		Williams Cos., Inc.	1,769,385	0.5
			20,929,863	6.3

		Financials: 18.9%
11,040	@	Alleghany Corp.	5,376,480	1.6
30,690		American Express Co.	2,397,503	0.7
23,495		Aon PLC	2,258,339	0.7
492,065		Bank of America Corp.	7,572,880	2.3
76,552	@	Berkshire Hathaway, Inc. – Class B	11,047,985	3.3
28,260		Blackrock, Inc.	10,338,639	3.1
128,491		Citigroup, Inc.	6,619,856	2.0
12,225		Goldman Sachs Group, Inc.	2,297,933	0.7
83,014		JPMorgan Chase & Co.	5,028,988	1.5
16,530		Rayonier, Inc.	445,649	0.1
173,895		Wells Fargo & Co.	9,459,888	2.9
			62,844,140	18.9

		Health Care: 12.7%
61,069		Abbott Laboratories	2,829,327	0.9
5,575	@	Biogen, Inc.	2,353,988	0.7
112,200		Bristol-Myers Squibb Co.	7,236,900	2.2
19,824		Cardinal Health, Inc.	1,789,512	0.5
24,490		Celgene Corp.	2,823,207	0.8
15,570		Cigna Corp.	2,015,381	0.6
85,820		Eli Lilly & Co.	6,234,823	1.9
34,809		Johnson & Johnson	3,501,785	1.1
66,247		Medtronic PLC	5,166,604	1.6
9,805		Perrigo Co. PLC	1,623,218	0.5
101,980		Pfizer, Inc.	3,547,884	1.1
22,392		St. Jude Medical, Inc.	1,464,437	0.4
12,175	@	Vertex Pharmaceuticals, Inc.	1,436,285	0.4
			42,023,351	12.7

		Industrials: 10.8%
56,500		Deere & Co.	4,954,485	1.5
9,345		Dun & Bradstreet Corp.	1,199,524	0.4
26,718		FedEx Corp.	4,420,493	1.3
18,102		Fortune Brands Home & Security, Inc.	859,483	0.3
53,640		General Dynamics Corp.	7,280,557	2.2
123,167		General Electric Co.	3,055,773	0.9
40,663		Honeywell International, Inc.	4,241,558	1.3
7,345	@	IHS, Inc.	835,567	0.3
12,764		Kansas City Southern	1,302,949	0.4
54,375		Nielsen Holdings NV	2,423,494	0.7
3,825		Precision Castparts Corp.	803,250	0.2
42,395		Tyco International Plc	1,825,529	0.5
21,519		United Technologies Corp.	2,522,027	0.8
			35,724,689	10.8

		Information Technology: 19.2%
101,480		Activision Blizzard, Inc.	2,306,133	0.7
10,885	@	Alibaba Group Holding Ltd. ADR	906,067	0.3
58,269		Apple, Inc.	7,250,412	2.2
33,466		Broadcom Corp.	1,448,910	0.4
148,860		Cisco Systems, Inc.	4,097,371	1.2
243,080		Corning, Inc.	5,513,054	1.7
28,864	@	Electronic Arts, Inc.	1,697,636	0.5
232,739		EMC Corp.	5,948,809	1.8
3,468		Google, Inc. - Class A	1,923,700	0.6
7,333		Google, Inc. - Class C	4,018,484	1.2
16,591		Hewlett-Packard Co.	516,976	0.2
18,930		International Business Machines Corp.	3,038,265	0.9
131,380		Intel Corp.	4,108,253	1.2

Voya Multi-Manager Large Cap Core Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
13,003	Intuit, Inc.	$1,260,771	0.4
35,831	Mastercard, Inc.	3,095,440	0.9
152,230	Microsoft Corp.	6,188,911	1.9
30,717	Qualcomm, Inc.	2,129,917	0.6
11,990	Skyworks Solutions, Inc.	1,178,497	0.3
111,320	Visa, Inc.	7,281,441	2.2
		63,909,047	19.2

	Materials: 4.6%
22,110	LyondellBasell Industries NV - Class A	1,941,258	0.6
17,525	Monsanto Co.	1,972,263	0.6
88,350	Mosaic Co.	4,069,401	1.2
15,520	NewMarket Corp.	7,415,456	2.2
		15,398,378	4.6

	Telecommunication Services: 2.3%
157,084	Verizon Communications, Inc.	7,638,995	2.3

	Total Common Stock
	(Cost $278,939,115)	329,424,285	99.2

SHORT-TERM INVESTMENTS: 1.1%
	Mutual Funds: 1.1%
3,643,089	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.070%††
	(Cost $3,643,089)	3,643,089	1.1

	Total Short-Term Investments
	(Cost $3,643,089)	3,643,089	1.1

	Total Investments in Securities (Cost $282,582,204)	$333,067,374	100.3
	Liabilities in Excess of Other Assets	(840,929)	(0.3)
	Net Assets	$332,226,445	100.0

††	Rate shown is the 7-day yield as of March 31, 2015.
@	Non-income producing security.
ADR	American Depositary Receipt

Cost for federal income tax purposes is $283,402,972.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$56,192,094
Gross Unrealized Depreciation	(6,527,692)

Net Unrealized Appreciation	$49,664,402

Voya Multi-Manager Large Cap Core Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2015
Asset Table
Investments, at fair value
Common Stock*	$329,424,285	$–	$–	$329,424,285
Short-Term Investments	3,643,089	–	–	3,643,089
Total Investments, at fair value	$333,067,374	$–	$–	$333,067,374

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

Voya Retirement Conservative Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited)

Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: 100.1%
	Affiliated Investment Companies: 100.1%
285,603	Voya Australia Index Portfolio - Class I	$2,696,089	0.5
570,076	Voya Euro STOXX 50® Index Portfolio - Class I	6,282,242	1.2
496,512	Voya FTSE 100 Index® Portfolio - Class I	5,635,412	1.1
70,554	Voya Hang Seng Index Portfolio - Class I	1,073,836	0.2
483,746	Voya Japan TOPIX Index Portfolio - Class I	5,369,579	1.1
1,746,086	Voya RussellTM Mid Cap Index Portfolio - Class I	31,342,248	6.0
22,429,760	Voya U.S. Bond Index Portfolio - Class I	245,157,277	47.2
6,955,932	Voya U.S. Stock Index Portfolio - Class I	103,017,357	19.8
12,437,714	VY® BlackRock Inflation Protected Bond Portfolio - Class I	119,402,050	23.0

	Total Mutual Funds
	(Cost $454,619,276)	519,976,090	100.1

	Liabilities in Excess of Other Assets	(262,780)	(0.1)
	Net Assets	$519,713,310	100.0

Cost for federal income tax purposes is $459,843,216.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$68,509,614
Gross Unrealized Depreciation	(8,376,740)

Net Unrealized Appreciation	$60,132,874

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2015
Asset Table
Investments, at fair value
Mutual Funds	$519,976,090	$–	$–	$519,976,090
Total Investments, at fair value	$519,976,090	$–	$–	$519,976,090

Voya Retirement Conservative Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2015, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 12/31/14	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Market Value at 3/31/15	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Australia Index Portfolio - Class I	$2,679,261	$26,900	$(90,581)	$80,509	$2,696,089	$-	$1,846	$-
Voya Euro STOXX 50® Index Portfolio - Class I	6,126,570	62,077	(214,067)	307,662	6,282,242	-	(776)	-
Voya FTSE 100 Index® Portfolio - Class I	5,794,206	57,938	(201,905)	(14,827)	5,635,412	-	(2,834)	-
Voya Hang Seng Index Portfolio - Class I	1,036,173	10,346	(32,096)	59,413	1,073,836	-	3,453	-
Voya Japan TOPIX Index Portfolio - Class I	4,939,349	49,662	(160,307)	540,875	5,369,579	-	10,327	-
Voya RussellTM Mid Cap Index Portfolio - Class I	30,908,759	310,384	(922,360)	1,045,465	31,342,248	-	144,095	-
Voya U.S. Bond Index Portfolio - Class I	247,214,271	2,433,609	(8,272,085)	3,781,482	245,157,277	-	81,816	-
Voya U.S. Stock Index Portfolio - Class I	104,606,692	1,034,615	(2,789,895)	165,945	103,017,357	-	764,956	-
VY® BlackRock Inflation Protected Bond Portfolio - Class I	120,479,423	2,269,027	(4,300,751)	954,351	119,402,050	1,079,220	(212,672)	-
	$523,784,704	$6,254,558	$(16,984,047)	$6,920,875	$519,976,090	$1,079,220	$790,211	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Voya Retirement Growth Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited)

Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: 100.1%
	Affiliated Investment Companies: 100.1%
11,127,351	Voya Australia Index Portfolio - Class I	$105,042,193	2.5
23,480,901	Voya Emerging Markets Index Portfolio - Class I	255,941,818	6.0
22,208,574	Voya Euro STOXX 50® Index Portfolio - Class I	244,738,489	5.7
19,346,613	Voya FTSE 100 Index® Portfolio - Class I	219,584,056	5.1
2,750,601	Voya Hang Seng Index Portfolio - Class I	41,864,150	1.0
18,848,345	Voya Japan TOPIX Index Portfolio - Class I	209,216,634	4.9
38,187,106	Voya RussellTM Mid Cap Index Portfolio - Class I	685,458,550	16.0
15,027,675	Voya RussellTM Small Cap Index Portfolio - Class I	258,476,017	6.1
97,892,455	Voya U.S. Bond Index Portfolio - Class I	1,069,964,535	25.1
79,866,506	Voya U.S. Stock Index Portfolio - Class I	1,182,822,960	27.7

	Total Mutual Funds
	(Cost $3,572,262,888)	4,273,109,402	100.1

	Liabilities in Excess of Other Assets	(2,651,556)	(0.1)
	Net Assets	$4,270,457,846	100.0

Cost for federal income tax purposes is $3,598,570,483.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$721,105,533
Gross Unrealized Depreciation	(46,566,614)

Net Unrealized Appreciation	$674,538,919

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2015
Asset Table
Investments, at fair value
Mutual Funds	$4,273,109,402	$—	$—	$4,273,109,402
Total Investments, at fair value	$4,273,109,402	$—	$—	$4,273,109,402

Voya Retirement Growth Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2015, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 12/31/14	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Market Value at 3/31/15	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Australia Index Portfolio - Class I	$105,683,958	$19,715	$(4,122,252)	$3,460,772	$105,042,193	$-	$(247,133)	$-
Voya Emerging Markets Index Portfolio - Class I	259,284,901	47,892	(9,998,666)	6,607,691	255,941,818	-	(585,421)	-
Voya Euro STOXX 50® Index Portfolio - Class I	241,681,142	45,497	(7,454,166)	10,466,016	244,738,489	-	1,488,417	-
Voya FTSE 100 Index® Portfolio - Class I	228,559,753	42,464	(8,253,719)	(764,442)	219,584,056	-	92,692	-
Voya Hang Seng Index Portfolio - Class I	40,873,943	7,583	(1,467,845)	2,450,469	41,864,150	-	22,586	-
Voya Japan TOPIX Index Portfolio - Class I	194,836,492	36,398	(6,709,834)	21,053,578	209,216,634	-	444,233	-
Voya RussellTM Mid Cap Index Portfolio - Class I	684,450,652	127,711	(12,307,219)	13,187,406	685,458,550	-	12,794,768	-
Voya RussellTM Small Cap Index Portfolio - Class I	257,266,027	47,892	(5,245,064)	6,407,162	258,476,017	-	4,168,182	-
Voya U.S. Bond Index Portfolio - Class I	1,091,903,732	214,991	(39,227,155)	17,072,967	1,069,964,535	-	(5,300)	-
Voya U.S. Stock Index Portfolio - Class I	1,215,999,398	223,495	(30,118,912)	(3,281,021)	1,182,822,960	-	13,809,565	-
	$4,320,539,998	$813,638	$(124,904,832)	$76,660,598	$4,273,109,402	$-	$31,982,589	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Voya Retirement Moderate Growth Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited)

Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: 100.1%
	Affiliated Investment Companies: 100.1%
6,085,969	Voya Australia Index Portfolio - Class I	$57,451,550	1.9
13,552,090	Voya Emerging Markets Index Portfolio - Class I	147,717,777	5.0
12,155,726	Voya Euro STOXX 50® Index Portfolio - Class I	133,956,103	4.5
10,585,257	Voya FTSE 100 Index® Portfolio - Class I	120,142,671	4.1
1,503,704	Voya Hang Seng Index Portfolio - Class I	22,886,379	0.8
10,309,745	Voya Japan TOPIX Index Portfolio - Class I	114,438,165	3.9
23,150,060	Voya RussellTM Mid Cap Index Portfolio - Class I	415,543,581	14.1
6,942,008	Voya RussellTM Small Cap Index Portfolio - Class I	119,402,544	4.0
94,878,068	Voya U.S. Bond Index Portfolio - Class I	1,037,017,284	35.1
53,347,336	Voya U.S. Stock Index Portfolio - Class I	790,074,039	26.7

	Total Mutual Funds
	(Cost $2,543,964,505)	2,958,630,093	100.1

	Liabilities in Excess of Other Assets	(1,761,010)	(0.1)
	Net Assets	$2,956,869,083	100.0

Cost for federal income tax purposes is $2,556,402,360.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$424,757,234
Gross Unrealized Depreciation	(22,529,501)

Net Unrealized Appreciation	$402,227,733

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2015
Asset Table
Investments, at fair value
Mutual Funds	$2,958,630,093	$—	$—	$2,958,630,093
Total Investments, at fair value	$2,958,630,093	$—	$—	$2,958,630,093

Voya Retirement Moderate Growth Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2015, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 12/31/14	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Market Value at 3/31/15	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Australia Index Portfolio - Class I	$56,990,302	$780,402	$(2,161,439)	$1,842,285	$57,451,550	$-	$(67,035)	$-
Voya Emerging Markets Index Portfolio - Class I	147,588,576	2,001,031	(5,694,194)	3,822,364	147,717,777	-	(323,930)	-
Voya Euro STOXX 50® Index Portfolio - Class I	130,324,831	1,800,927	(4,002,931)	5,833,276	133,956,103	-	830,306	-
Voya FTSE 100 Index® Portfolio - Class I	123,250,926	1,680,866	(5,042,121)	253,000	120,142,671	-	(531,098)	-
Voya Hang Seng Index Portfolio - Class I	22,041,226	300,155	(747,477)	1,292,475	22,886,379	-	58,063	-
Voya Japan TOPIX Index Portfolio - Class I	105,065,828	1,440,742	(3,640,195)	11,571,790	114,438,165	-	226,404	-
Voya RussellTM Mid Cap Index Portfolio - Class I	409,078,372	5,602,885	(7,339,333)	8,201,657	415,543,581	-	7,697,406	-
Voya RussellTM Small Cap Index Portfolio - Class I	117,151,423	1,600,824	(2,381,962)	3,032,259	119,402,544	-	1,914,249	-
Voya U.S. Bond Index Portfolio - Class I	1,044,182,251	14,020,942	(37,920,842)	16,734,933	1,037,017,284	-	(328,991)	-
Voya U.S. Stock Index Portfolio - Class I	800,954,463	10,805,565	(17,830,983)	(3,855,006)	790,074,039	-	11,168,445	-
	$2,956,628,198	$40,034,339	$(86,761,477)	$48,729,033	$2,958,630,093	$-	$20,643,819	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Voya Retirement Moderate Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited)

Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: 100.1%
	Affiliated Investment Companies: 100.1%
2,657,583	Voya Australia Index Portfolio - Class I	$25,087,584	1.6
5,919,918	Voya Emerging Markets Index Portfolio - Class I	64,527,106	4.0
5,303,715	Voya Euro STOXX 50® Index Portfolio - Class I	58,446,941	3.6
4,620,554	Voya FTSE 100 Index® Portfolio - Class I	52,443,291	3.3
656,960	Voya Hang Seng Index Portfolio - Class I	9,998,934	0.6
4,501,751	Voya Japan TOPIX Index Portfolio - Class I	49,969,437	3.1
9,025,428	Voya RussellTM Mid Cap Index Portfolio - Class I	162,006,431	10.0
1,894,219	Voya RussellTM Small Cap Index Portfolio - Class I	32,580,575	2.0
54,793,657	Voya U.S. Bond Index Portfolio - Class I	598,894,673	37.1
23,733,503	Voya U.S. Stock Index Portfolio - Class I	351,493,174	21.8
21,814,205	VY® BlackRock Inflation Protected Bond Portfolio - Class I	209,416,372	13.0

	Total Mutual Funds
	(Cost $1,467,079,665)	1,614,864,518	100.1

	Liabilities in Excess of Other Assets	(917,737)	(0.1)
	Net Assets	$1,613,946,781	100.0

Cost for federal income tax purposes is $1,473,513,465.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$167,675,360
Gross Unrealized Depreciation	(26,324,307)

Net Unrealized Appreciation	$141,351,053

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2015
Asset Table
Investments, at fair value
Mutual Funds	$1,614,864,518	$–	$–	$1,614,864,518
Total Investments, at fair value	$1,614,864,518	$–	$–	$1,614,864,518

Voya Retirement Moderate Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2015, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 12/31/14	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Market Value at 3/31/15	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Australia Index Portfolio - Class I	$25,304,893	$8,051	$(1,063,006)	$837,646	$25,087,584	$-	$(69,018)	$-
Voya Emerging Markets Index Portfolio - Class I	65,534,061	20,644	(2,707,272)	1,679,673	64,527,106	-	(158,586)	-
Voya Euro STOXX 50® Index Portfolio - Class I	57,863,763	18,579	(1,832,696)	2,397,295	58,446,941	-	461,121	-
Voya FTSE 100 Index® Portfolio - Class I	54,725,470	17,341	(2,401,166)	101,646	52,443,291	-	(260,270)	-
Voya Hang Seng Index Portfolio - Class I	9,786,560	3,097	(348,683)	557,960	9,998,934	-	33,621	-
Voya Japan TOPIX Index Portfolio - Class I	46,650,866	14,863	(1,853,326)	5,157,034	49,969,437	-	(18,273)	-
Voya RussellTM Mid Cap Index Portfolio - Class I	162,180,040	51,609	(3,124,227)	2,899,009	162,006,431	-	3,247,486	-
Voya RussellTM Small Cap Index Portfolio - Class I	32,511,540	10,322	(761,031)	819,744	32,580,575	-	513,312	-
Voya U.S. Bond Index Portfolio - Class I	612,712,263	200,501	(23,190,862)	9,172,771	598,894,673	-	384,476	-
Voya U.S. Stock Index Portfolio - Class I	362,265,410	113,539	(10,463,649)	(422,126)	351,493,174	-	3,554,119	-
VY® BlackRock Inflation Protected Bond Portfolio - Class I	214,390,756	1,957,774	(8,668,978)	1,736,820	209,416,372	1,890,682	(385,750)	-
	$1,643,925,622	$2,416,320	$(56,414,896)	$24,937,472	$1,614,864,518	$1,890,682	$7,302,238	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Voya U.S. Stock Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.5%
		Consumer Discretionary: 12.7%
93,925	@	Amazon.com, Inc.	$34,949,492	0.8
18,490	@	Autonation, Inc.	1,189,462	0.0
7,868	@	Autozone, Inc.	5,367,235	0.1
45,780	@	Bed Bath & Beyond, Inc.	3,514,759	0.1
70,929		Best Buy Co., Inc.	2,680,407	0.1
55,852		BorgWarner, Inc.	3,377,929	0.1
54,110		Cablevision Systems Corp.	990,213	0.0
51,801	@	Carmax, Inc.	3,574,787	0.1
111,104		Carnival Corp.	5,315,215	0.1
112,843		CBS Corp. - Class B	6,841,671	0.2
7,652		Chipotle Mexican Grill, Inc.	4,977,932	0.1
68,036		Coach, Inc.	2,818,731	0.1
626,767		Comcast Corp. – Class A	35,393,532	0.8
30,597		Darden Restaurants, Inc.	2,121,596	0.0
71,599		Delphi Automotive PLC	5,709,304	0.1
124,019	@	DirecTV Group	10,554,017	0.2
36,663		Discovery Communications, Inc. - Class A	1,127,754	0.0
66,664		Discovery Communications, Inc. - Class C	1,964,921	0.0
74,842		Dollar General Corp.	5,641,590	0.1
50,726	@	Dollar Tree, Inc.	4,116,161	0.1
82,018		D.R. Horton, Inc.	2,335,873	0.1
24,380		Expedia, Inc.	2,294,889	0.1
23,713		Family Dollar Stores, Inc.	1,879,018	0.0
975,753		Ford Motor Co.	15,748,653	0.3
10,936	@	Fossil Group, Inc.	901,673	0.0
26,766	L	GameStop Corp.	1,016,037	0.0
55,955		Gannett Co., Inc.	2,074,811	0.0
65,421		Gap, Inc.	2,834,692	0.1
29,807		Garmin Ltd.	1,416,429	0.0
333,653		General Motors Co.	12,511,987	0.3
37,664		Genuine Parts Co.	3,509,908	0.1
66,489		Goodyear Tire & Rubber Co.	1,800,522	0.0
67,892		H&R Block, Inc.	2,177,296	0.0
98,860		Hanesbrands, Inc.	3,312,799	0.1
52,174		Harley-Davidson, Inc.	3,169,049	0.1
16,928		Harman International Industries, Inc.	2,262,089	0.1
27,596	L	Hasbro, Inc.	1,745,171	0.0
325,049		Home Depot, Inc.	36,928,817	0.8
101,706		Interpublic Group of Cos., Inc.	2,249,737	0.0
162,125		Johnson Controls, Inc.	8,177,585	0.2
49,827		Kohl's Corp.	3,898,963	0.1
60,641		L Brands, Inc.	5,717,840	0.1
34,124		Leggett & Platt, Inc.	1,572,775	0.0
44,035		Lennar Corp.	2,281,453	0.1
239,973		Lowe's Cos, Inc.	17,851,591	0.4
84,011		Macy's, Inc.	5,453,154	0.1
51,158		Marriott International, Inc.	4,109,011	0.1
83,433		Mattel, Inc.	1,906,444	0.0
237,065		McDonald's Corp.	23,099,614	0.5
67,461		McGraw-Hill Cos., Inc.	6,975,467	0.2
49,518		Michael Kors Holdings Ltd.	3,255,809	0.1
15,307	@	Mohawk Industries, Inc.	2,843,275	0.1
14,923	@	NetFlix, Inc.	6,218,265	0.1
66,869		Newell Rubbermaid, Inc.	2,612,572	0.1
123,186		News Corp - Class A	1,972,208	0.0
172,607		Nike, Inc.	17,317,660	0.4
34,698		Nordstrom, Inc.	2,786,943	0.1
60,855		Omnicom Group, Inc.	4,745,473	0.1
25,073	@	O'Reilly Automotive, Inc.	5,421,786	0.1
12,812	@	Priceline.com, Inc.	14,915,090	0.3
81,737		Pulte Homes, Inc.	1,817,014	0.0
20,337		PVH Corp.	2,167,111	0.0
14,861		Ralph Lauren Corp.	1,954,221	0.0
51,055		Ross Stores, Inc.	5,379,155	0.1
40,628		Royal Caribbean Cruises Ltd.	3,325,402	0.1
24,032		Scripps Networks Interactive - Class A	1,647,634	0.0
157,980		Staples, Inc.	2,572,704	0.1
184,942		Starbucks Corp.	17,514,007	0.4
42,349		Starwood Hotels & Resorts Worldwide, Inc.	3,536,142	0.1
157,111		Target Corp.	12,894,100	0.3
27,759		Tiffany & Co.	2,443,070	0.1
69,286		Time Warner Cable, Inc.	10,384,586	0.2
204,853		Time Warner, Inc.	17,297,787	0.4
168,392		TJX Cos., Inc.	11,795,860	0.3
33,593		Tractor Supply Co.	2,857,421	0.1
27,498	@	TripAdvisor, Inc.	2,287,009	0.1
451,003		Twenty-First Century Fox, Inc. - Class A	15,261,942	0.3
41,155		Under Armour, Inc.	3,323,266	0.1
24,678	@	Urban Outfitters, Inc.	1,126,551	0.0
84,445		VF Corp.	6,359,553	0.1
90,075		Viacom - Class B	6,152,123	0.1
385,670		Walt Disney Co.	40,452,926	0.9
19,265		Whirlpool Corp.	3,892,686	0.1
29,737		Wyndham Worldwide Corp.	2,690,306	0.1
19,981		Wynn Resorts Ltd.	2,515,208	0.1
106,830		Yum! Brands, Inc.	8,409,658	0.2
			575,586,578	12.7

		Consumer Staples: 9.6%
485,742		Altria Group, Inc.	24,296,815	0.5
156,451		Archer-Daniels-Midland Co.	7,415,777	0.2
38,436		Brown-Forman Corp.	3,472,693	0.1
43,836		Campbell Soup Co.	2,040,566	0.0
32,356		Clorox Co.	3,571,779	0.1
969,261		Coca-Cola Co.	39,303,534	0.9
53,521		Coca-Cola Enterprises, Inc.	2,365,628	0.0
210,313		Colgate-Palmolive Co.	14,583,103	0.3
105,055		ConAgra Foods, Inc.	3,837,659	0.1
41,518		Constellation Brands, Inc.	4,824,807	0.1

Voya U.S. Stock Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Consumer Staples: (continued)
108,522		Costco Wholesale Corp.	$16,440,540	0.4
277,550		CVS Caremark Corp.	28,645,935	0.6
47,596		Dr Pepper Snapple Group, Inc.	3,735,334	0.1
55,020		Estee Lauder Cos., Inc.	4,575,463	0.1
148,918		General Mills, Inc.	8,428,759	0.2
36,494		Hershey Co.	3,682,610	0.1
33,219		Hormel Foods Corp.	1,888,500	0.0
25,101		JM Smucker Co.	2,904,939	0.1
62,445		Kellogg Co.	4,118,248	0.1
29,909		Keurig Green Mountain, Inc.	3,341,733	0.1
90,145		Kimberly-Clark Corp.	9,655,431	0.2
145,031		Kraft Foods Group, Inc.	12,634,376	0.3
121,188		Kroger Co.	9,290,272	0.2
88,808		Lorillard, Inc.	5,803,603	0.1
31,638		McCormick & Co., Inc.	2,439,606	0.0
49,899		Mead Johnson Nutrition Co.	5,016,346	0.1
39,430		Molson Coors Brewing Co.	2,935,563	0.1
406,853		Mondelez International, Inc.	14,683,325	0.3
36,065	@	Monster Beverage Corp.	4,991,216	0.1
365,634		PepsiCo, Inc.	34,961,923	0.8
381,559		Philip Morris International, Inc.	28,742,839	0.6
666,095		Procter & Gamble Co.	54,579,824	1.2
76,006		Reynolds American, Inc.	5,237,573	0.1
146,105		Sysco Corp.	5,512,542	0.1
72,067		Tyson Foods, Inc.	2,760,166	0.1
215,079		Walgreens Boots Alliance, Inc.	18,212,890	0.4
389,558		Wal-Mart Stores, Inc.	32,041,145	0.7
88,984		Whole Foods Market, Inc.	4,634,287	0.1
			437,607,349	9.6

		Energy: 8.0%
124,968		Anadarko Petroleum Corp.	10,348,600	0.2
92,946		Apache Corp.	5,607,432	0.1
107,179		Baker Hughes, Inc.	6,814,441	0.2
101,911		Cabot Oil & Gas Corp.	3,009,432	0.1
47,783	@	Cameron International Corp.	2,155,969	0.1
127,619	L	Chesapeake Energy Corp.	1,807,085	0.0
463,756		Chevron Corp.	48,685,105	1.1
21,607		Cimarex Energy Co.	2,486,750	0.1
303,747		ConocoPhillips	18,911,288	0.4
56,797		Consol Energy, Inc.	1,584,068	0.0
95,316		Devon Energy Corp.	5,748,508	0.1
16,576		Diamond Offshore Drilling	444,071	0.0
57,794		Ensco PLC	1,217,720	0.0
135,277		EOG Resources, Inc.	12,403,548	0.3
37,465		EQT Corp.	3,104,725	0.1
1,034,642		ExxonMobil Corp.	87,944,570	1.9
57,088	@	FMC Technologies, Inc.	2,112,827	0.0
209,576		Halliburton Co.	9,196,195	0.2
26,551		Helmerich & Payne, Inc.	1,807,327	0.0
59,928		Hess Corp.	4,067,313	0.1
420,311		Kinder Morgan, Inc.	17,678,281	0.4
166,479		Marathon Oil Corp.	4,346,767	0.1
67,353		Marathon Petroleum Corp.	6,896,274	0.2
41,155		Murphy Oil Corp.	1,917,823	0.0
101,113		National Oilwell Varco, Inc.	5,054,639	0.1
39,659	@	Newfield Exploration Co.	1,391,634	0.0
59,680		Noble Corp. PLC	852,230	0.0
95,396		Noble Energy, Inc.	4,664,864	0.1
190,061		Occidental Petroleum Corp.	13,874,453	0.3
51,404		Oneok, Inc.	2,479,729	0.1
134,057		Phillips 66	10,536,880	0.2
36,743		Pioneer Natural Resources Co.	6,007,848	0.1
39,837		QEP Resources, Inc.	830,601	0.0
40,903		Range Resources Corp.	2,128,592	0.1
314,563		Schlumberger Ltd.	26,247,137	0.6
94,834	@	Southwestern Energy Co.	2,199,200	0.1
165,528		Spectra Energy Corp.	5,987,148	0.1
30,808		Tesoro Corp.	2,812,462	0.1
84,001	@,L	Transocean Ltd.	1,232,295	0.0
127,000		Valero Energy Corp.	8,079,740	0.2
166,026		Williams Cos., Inc.	8,399,255	0.2
			363,074,826	8.0

		Financials: 16.0%
80,741		ACE Ltd.	9,001,814	0.2
13,467	@	Affiliated Managers Group, Inc.	2,892,442	0.1
108,258		Aflac, Inc.	6,929,595	0.2
338,519		American International Group, Inc.	18,547,456	0.4
102,714		Allstate Corp.	7,310,155	0.2
216,191		American Express Co.	16,888,841	0.4
104,227		American Tower Corp.	9,812,972	0.2
45,018		Ameriprise Financial, Inc.	5,890,155	0.1
69,126		Aon PLC	6,644,391	0.1
38,547		Apartment Investment & Management Co.	1,517,210	0.0
16,987		Assurant, Inc.	1,043,172	0.0
32,571		AvalonBay Communities, Inc.	5,675,497	0.1
2,594,704		Bank of America Corp.	39,932,495	0.9
274,748		Bank of New York Mellon Corp.	11,055,860	0.2
177,790		BB&T Corp.	6,932,032	0.2
449,822	@	Berkshire Hathaway, Inc. – Class B	64,918,311	1.4
31,291		Blackrock, Inc.	11,447,499	0.3
37,785		Boston Properties, Inc.	5,308,037	0.1
136,053		Capital One Financial Corp.	10,723,697	0.2
69,000	@	CBRE Group, Inc.	2,670,990	0.1
284,573		Charles Schwab Corp.	8,662,402	0.2
56,943		Chubb Corp.	5,756,937	0.1
36,444		Cincinnati Financial Corp.	1,941,736	0.0

Voya U.S. Stock Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
748,315		Citigroup, Inc.	$38,553,189	0.9
78,216		CME Group, Inc.	7,407,837	0.2
43,994		Comerica, Inc.	1,985,449	0.0
82,348		Crown Castle International Corp.	6,797,004	0.2
110,314		Discover Financial Services	6,216,194	0.1
71,238	@	E*Trade Financial Corp.	2,034,201	0.0
89,733		Equity Residential	6,986,611	0.2
16,064		Essex Property Trust, Inc.	3,693,114	0.1
200,966		Fifth Third Bancorp	3,788,209	0.1
96,628		Franklin Resources, Inc.	4,958,949	0.1
154,971		General Growth Properties, Inc.	4,579,393	0.1
122,514	@	Genworth Financial, Inc.	895,577	0.0
99,927		Goldman Sachs Group, Inc.	18,783,278	0.4
103,830		Hartford Financial Services Group, Inc.	4,342,171	0.1
113,650		HCP, Inc.	4,910,817	0.1
86,197		Health Care Real Estate Investment Trust, Inc.	6,668,200	0.2
186,847		Host Hotels & Resorts, Inc.	3,770,572	0.1
118,723		Hudson City Bancorp., Inc.	1,244,217	0.0
199,797		Huntington Bancshares, Inc.	2,207,757	0.1
27,628		Intercontinental Exchange, Inc.	6,444,784	0.1
105,871		Invesco Ltd.	4,202,020	0.1
46,116		Iron Mountain, Inc.	1,682,312	0.0
919,608		JPMorgan Chase & Co.	55,709,853	1.2
210,971		Keycorp	2,987,349	0.1
101,765		Kimco Realty Corp.	2,732,390	0.1
24,453		Legg Mason, Inc.	1,349,806	0.0
77,774		Leucadia National Corp.	1,733,582	0.0
63,241		Lincoln National Corp.	3,633,828	0.1
73,637		Loews Corp.	3,006,599	0.1
32,784		M&T Bank Corp.	4,163,568	0.1
34,720		Macerich Co.	2,927,938	0.1
132,893		Marsh & McLennan Cos., Inc.	7,453,968	0.2
275,623		Metlife, Inc.	13,932,743	0.3
43,857		Moody's Corp.	4,552,357	0.1
380,283		Morgan Stanley	13,572,300	0.3
29,150		Nasdaq Stock Market, Inc.	1,484,901	0.0
99,023		Navient Corp.	2,013,138	0.0
54,136		Northern Trust Corp.	3,770,572	0.1
76,024		People's United Financial, Inc.	1,155,565	0.0
43,426		Plum Creek Timber Co., Inc.	1,886,860	0.0
128,431		PNC Financial Services Group, Inc.	11,974,906	0.3
67,466		Principal Financial Group, Inc.	3,465,728	0.1
132,190		Progressive Corp.	3,595,568	0.1
126,322		ProLogis, Inc.	5,502,586	0.1
111,982		Prudential Financial, Inc.	8,993,274	0.2
35,805		Public Storage, Inc.	7,058,598	0.2
331,232		Regions Financial Corp.	3,130,142	0.1
76,673		Simon Property Group, Inc.	15,000,306	0.3
24,327		SL Green Realty Corp.	3,123,100	0.1
101,692		State Street Corp.	7,477,413	0.2
129,381		SunTrust Bank	5,316,265	0.1
64,310		T. Rowe Price Group, Inc.	5,207,824	0.1
31,352		Torchmark Corp.	1,721,852	0.0
79,268		Travelers Cos., Inc.	8,571,249	0.2
62,015		Unum Group	2,091,766	0.0
439,340		US Bancorp	19,185,978	0.4
81,596		Ventas, Inc.	5,958,140	0.1
43,100		Vornado Realty Trust	4,827,200	0.1
1,156,461		Wells Fargo & Co.	62,911,478	1.4
129,494		Weyerhaeuser Co.	4,292,726	0.1
62,957		XL Group PLC	2,316,818	0.1
50,055		Zions Bancorp.	1,351,485	0.0
			724,797,270	16.0

		Health Care: 14.9%
372,197		Abbott Laboratories	17,243,887	0.4
393,141		AbbVie, Inc.	23,014,474	0.5
96,315	@	Actavis PLC	28,665,270	0.6
86,749		Aetna, Inc.	9,241,371	0.2
82,830		Agilent Technologies, Inc.	3,441,586	0.1
49,862	@	Alexion Pharmaceuticals, Inc.	8,641,085	0.2
51,459		AmerisourceBergen Corp.	5,849,344	0.1
187,177		Amgen, Inc.	29,920,243	0.7
65,805		Anthem, Inc.	10,160,950	0.2
133,831		Baxter International, Inc.	9,167,423	0.2
51,498		Becton Dickinson & Co.	7,394,598	0.2
57,869	@	Biogen, Inc.	24,434,607	0.5
328,178	@	Boston Scientific Corp.	5,825,159	0.1
409,970		Bristol-Myers Squibb Co.	26,443,065	0.6
81,429		Cardinal Health, Inc.	7,350,596	0.2
197,470		Celgene Corp.	22,764,342	0.5
75,206	@	Cerner Corp.	5,509,592	0.1
63,747		Cigna Corp.	8,251,412	0.2
18,317		CR Bard, Inc.	3,065,350	0.1
42,583	@	DaVita, Inc.	3,461,146	0.1
34,619		Dentsply International, Inc.	1,761,761	0.0
26,600	@	Edwards Lifesciences Corp.	3,789,436	0.1
241,173		Eli Lilly & Co.	17,521,218	0.4
43,784		Endo International PLC	3,927,425	0.1
179,294	@	Express Scripts Holding Co.	15,557,340	0.3
367,369	@	Gilead Sciences, Inc.	36,049,920	0.8
72,617	@	HCA Holdings, Inc.	5,462,977	0.1
20,671	@	Henry Schein, Inc.	2,886,085	0.1
42,280	@	Hospira, Inc.	3,713,875	0.1
36,902		Humana, Inc.	6,569,294	0.1
9,028	@	Intuitive Surgical, Inc.	4,559,411	0.1
685,822		Johnson & Johnson	68,993,693	1.5

Voya U.S. Stock Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
24,740	@	Laboratory Corp. of America Holdings	$3,119,467	0.1
28,731		Mallinckrodt PLC - W/I	3,638,781	0.1
57,433		McKesson Corp.	12,991,345	0.3
351,500		Medtronic PLC	27,413,485	0.6
700,055		Merck & Co., Inc.	40,239,161	0.9
91,976	@	Mylan NV	5,458,776	0.1
21,135		Patterson Cos., Inc.	1,031,177	0.0
27,879		PerkinElmer, Inc.	1,425,732	0.0
34,728		Perrigo Co. PLC	5,749,220	0.1
1,511,713		Pfizer, Inc.	52,592,495	1.2
35,596		Quest Diagnostics, Inc.	2,735,553	0.1
18,197	@	Regeneron Pharmaceuticals, Inc.	8,215,582	0.2
69,380		St. Jude Medical, Inc.	4,537,452	0.1
73,803		Stryker Corp.	6,808,327	0.1
24,295	@	Tenet Healthcare Corp.	1,202,845	0.0
97,869		Thermo Fisher Scientific, Inc.	13,147,721	0.3
235,234		UnitedHealth Group, Inc.	27,825,830	0.6
22,453		Universal Health Services, Inc.	2,642,943	0.1
24,684	@	Varian Medical Systems, Inc.	2,322,518	0.0
59,713	@	Vertex Pharmaceuticals, Inc.	7,044,343	0.2
20,480	@	Waters Corp.	2,546,074	0.1
41,908		Zimmer Holdings, Inc.	4,925,028	0.1
123,522		Zoetis, Inc.	5,717,833	0.1
			673,969,623	14.9

		Industrials: 10.3%
156,565		3M Co.	25,825,397	0.6
42,216	L	ADT Corp.	1,752,808	0.0
23,682		Allegion Public Ltd.	1,448,628	0.0
176,917		American Airlines Group, Inc.	9,337,679	0.2
59,461		Ametek, Inc.	3,124,081	0.1
161,579		Boeing Co.	24,249,776	0.5
149,515		Caterpillar, Inc.	11,965,685	0.3
36,093		CH Robinson Worldwide, Inc.	2,642,730	0.1
24,020		Cintas Corp.	1,960,753	0.0
244,328		CSX Corp.	8,092,143	0.2
41,543		Cummins, Inc.	5,759,522	0.1
151,453		Danaher Corp.	12,858,360	0.3
83,739		Deere & Co.	7,343,073	0.2
203,311		Delta Airlines, Inc.	9,140,863	0.2
40,216		Dover Corp.	2,779,730	0.1
8,872		Dun & Bradstreet Corp.	1,138,810	0.0
117,063		Eaton Corp. PLC	7,953,260	0.2
169,009		Emerson Electric Co.	9,569,290	0.2
29,473		Equifax, Inc.	2,740,989	0.1
47,297		Expeditors International Washington, Inc.	2,278,769	0.0
67,055		Fastenal Co.	2,778,424	0.1
64,989		FedEx Corp.	10,752,430	0.2
33,228		Flowserve Corp.	1,877,050	0.0
36,454		Fluor Corp.	2,083,711	0.0
77,726		General Dynamics Corp.	10,549,750	0.2
2,482,561		General Electric Co.	61,592,338	1.4
193,048		Honeywell International, Inc.	20,136,837	0.4
86,106		Illinois Tool Works, Inc.	8,364,337	0.2
64,950		Ingersoll-Rand PLC - Class A	4,421,796	0.1
31,648	@	Jacobs Engineering Group, Inc.	1,429,224	0.0
24,019		Joy Global, Inc.	941,064	0.0
27,234		Kansas City Southern	2,780,047	0.1
20,356		L-3 Communications Holdings, Inc.	2,560,581	0.1
66,165		Lockheed Martin Corp.	13,428,848	0.3
86,218		Masco Corp.	2,302,021	0.0
77,838		Nielsen Holdings NV	3,469,240	0.1
75,825		Norfolk Southern Corp.	7,803,909	0.2
48,938		Northrop Grumman Corp.	7,877,061	0.2
87,444		Paccar, Inc.	5,521,214	0.1
26,305		Pall Corp.	2,640,759	0.1
35,138		Parker Hannifin Corp.	4,173,692	0.1
45,001		Pentair PLC	2,830,113	0.1
49,732		Pitney Bowes, Inc.	1,159,750	0.0
34,968		Precision Castparts Corp.	7,343,280	0.2
52,158	@	Quanta Services, Inc.	1,488,068	0.0
75,803		Raytheon Co.	8,281,478	0.2
61,830		Republic Services, Inc.	2,507,825	0.0
33,334		Robert Half International, Inc.	2,017,374	0.0
33,422		Rockwell Automation, Inc.	3,876,618	0.1
32,792		Rockwell Collins, Inc.	3,166,068	0.1
24,754		Roper Industries, Inc.	4,257,688	0.1
13,070		Ryder System, Inc.	1,240,212	0.0
14,337		Snap-On, Inc.	2,108,399	0.0
166,738		Southwest Airlines Co.	7,386,493	0.2
38,825		Stanley Black & Decker, Inc.	3,702,352	0.1
20,952	@	Stericycle, Inc.	2,942,289	0.1
68,283		Textron, Inc.	3,026,985	0.1
103,607		Tyco International Plc	4,461,317	0.1
217,374		Union Pacific Corp.	23,543,778	0.5
171,415		United Parcel Service, Inc. - Class B	16,616,970	0.4
23,808	@	United Rentals, Inc.	2,170,337	0.0
203,827		United Technologies Corp.	23,888,524	0.5
105,319		Waste Management, Inc.	5,711,449	0.1
14,806		WW Grainger, Inc.	3,491,403	0.1
44,968		Xylem, Inc.	1,574,779	0.0
			468,240,228	10.3

		Information Technology: 19.6%
154,932		Accenture PLC	14,515,579	0.3
117,378	@	Adobe Systems, Inc.	8,678,929	0.2
44,111		Akamai Technologies, Inc.	3,133,866	0.1
15,492		Alliance Data Systems Corp.	4,589,505	0.1
74,217		Altera Corp.	3,184,651	0.1
76,512		Amphenol Corp.	4,508,852	0.1

Voya U.S. Stock Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
76,865		Analog Devices, Inc.	$4,842,495	0.1
1,436,704		Apple, Inc.	178,769,079	3.9
303,065		Applied Materials, Inc.	6,837,146	0.1
55,917	@	Autodesk, Inc.	3,278,973	0.1
117,199		Automatic Data Processing, Inc.	10,036,922	0.2
63,289		Avago Technologies Ltd.	8,036,437	0.2
134,450		Broadcom Corp.	5,821,013	0.1
78,639		CA, Inc.	2,564,418	0.1
1,259,110		Cisco Systems, Inc.	34,657,003	0.8
39,422	@	Citrix Systems, Inc.	2,517,883	0.1
150,366	@	Cognizant Technology Solutions Corp.	9,381,335	0.2
34,790		Computer Sciences Corp.	2,271,091	0.0
313,583		Corning, Inc.	7,112,062	0.2
271,603	@	eBay, Inc.	15,666,061	0.3
76,694	@	Electronic Arts, Inc.	4,510,758	0.1
490,372		EMC Corp.	12,533,908	0.3
13,930		Equinix, Inc.	3,243,600	0.1
17,794	@	F5 Networks, Inc.	2,045,242	0.0
517,791		Facebook, Inc.	42,570,187	0.9
70,314		Fidelity National Information Services, Inc.	4,785,571	0.1
18,554	@	First Solar, Inc.	1,109,344	0.0
58,875	@	Fiserv, Inc.	4,674,675	0.1
34,481		Flir Systems, Inc.	1,078,566	0.0
70,436		Google, Inc. - Class A	39,070,849	0.9
70,583		Google, Inc. - Class C	38,679,484	0.8
25,682		Harris Corp.	2,022,714	0.0
448,310		Hewlett-Packard Co.	13,969,340	0.3
226,734		International Business Machines Corp.	36,390,807	0.8
1,168,159		Intel Corp.	36,528,332	0.8
68,256		Intuit, Inc.	6,618,102	0.1
89,344		Juniper Networks, Inc.	2,017,388	0.0
40,123		KLA-Tencor Corp.	2,338,770	0.0
39,297		Lam Research Corp.	2,760,025	0.1
58,999		Linear Technology Corp.	2,761,153	0.1
240,781		Mastercard, Inc.	20,801,071	0.5
49,689		Microchip Technology, Inc.	2,429,792	0.1
265,725	@	Micron Technology, Inc.	7,209,119	0.2
2,023,505		Microsoft Corp.	82,265,596	1.8
47,032		Motorola Solutions, Inc.	3,135,623	0.1
76,897		NetApp, Inc.	2,726,768	0.1
127,363		Nvidia Corp.	2,665,071	0.1
790,702		Oracle Corp.	34,118,791	0.7
80,615		Paychex, Inc.	3,999,713	0.1
406,873		Qualcomm, Inc.	28,212,574	0.6
45,241	@	Red Hat, Inc.	3,427,006	0.1
149,241	@	Salesforce.com, Inc.	9,970,791	0.2
52,541		Sandisk Corp.	3,342,658	0.1
80,987		Seagate Technology	4,213,754	0.1
47,067		Skyworks Solutions, Inc.	4,626,215	0.1
168,313		Symantec Corp.	3,932,633	0.1
100,197		TE Connectivity Ltd.	7,176,109	0.2
35,802	@	Teradata Corp.	1,580,300	0.0
258,283		Texas Instruments, Inc.	14,769,913	0.3
40,624		Total System Services, Inc.	1,549,806	0.0
25,948	@,L	VeriSign, Inc.	1,737,738	0.0
478,493		Visa, Inc.	31,298,227	0.7
53,567		Western Digital Corp.	4,875,133	0.1
128,618		Western Union Co.	2,676,541	0.1
257,852		Xerox Corp.	3,313,398	0.1
64,485		Xilinx, Inc.	2,727,716	0.1
214,736	@	Yahoo!, Inc.	9,541,794	0.2
			888,435,965	19.6

		Materials: 3.1%
47,567		Air Products & Chemicals, Inc.	7,195,936	0.2
16,676		Airgas, Inc.	1,769,490	0.0
301,474		Alcoa, Inc.	3,895,044	0.1
26,794		Allegheny Technologies, Inc.	804,088	0.0
22,321		Avery Dennison Corp.	1,181,004	0.0
33,877		Ball Corp.	2,393,071	0.1
11,817		CF Industries Holdings, Inc.	3,352,247	0.1
268,419		Dow Chemical Co.	12,878,744	0.3
36,665		Eastman Chemical Co.	2,539,418	0.1
66,431		Ecolab, Inc.	7,598,378	0.2
223,325		Du Pont E I de Nemours & Co.	15,961,038	0.3
32,884		FMC Corp.	1,882,609	0.0
256,488		Freeport-McMoRan, Inc.	4,860,448	0.1
19,916		International Flavors & Fragrances, Inc.	2,338,138	0.0
104,297		International Paper Co.	5,787,441	0.1
97,683		LyondellBasell Industries NV - Class A	8,576,567	0.2
15,250		Martin Marietta Materials, Inc.	2,131,950	0.0
41,301		MeadWestvaco Corp.	2,059,681	0.0
119,205		Monsanto Co.	13,415,331	0.3
76,702		Mosaic Co.	3,532,894	0.1
123,046		Newmont Mining Corp.	2,671,329	0.1
78,695		Nucor Corp.	3,740,373	0.1
40,507	@	Owens-Illinois, Inc.	944,623	0.0
33,558		PPG Industries, Inc.	7,568,671	0.2
71,232		Praxair, Inc.	8,600,552	0.2
51,835		Sealed Air Corp.	2,361,603	0.0
19,896		Sherwin-Williams Co.	5,660,412	0.1
29,458		Sigma-Aldrich Corp.	4,072,568	0.1
32,585		Vulcan Materials Co.	2,746,915	0.1
			142,520,563	3.1

		Telecommunication Services: 2.3%
1,280,181		AT&T, Inc.	41,797,910	0.9
139,726		CenturyLink, Inc.	4,827,533	0.1
247,264		Frontier Communications Corp.	1,743,211	0.1
70,739	@	Level 3 Communications, Inc.	3,808,588	0.1
1,024,953		Verizon Communications, Inc.	49,843,464	1.1
148,645		Windstream Holdings, Inc.	1,099,973	0.0
			103,120,679	2.3

Voya U.S. Stock Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Utilities: 3.0%
159,444	AES Corp.	$2,048,855	0.0
29,514	AGL Resources, Inc.	1,465,370	0.0
59,848	Ameren Corp.	2,525,586	0.1
120,768	American Electric Power Co., Inc.	6,793,200	0.2
106,014	Centerpoint Energy, Inc.	2,163,746	0.1
67,944	CMS Energy Corp.	2,371,925	0.1
72,243	Consolidated Edison, Inc.	4,406,823	0.1
145,068	Dominion Resources, Inc.	10,280,969	0.2
43,715	DTE Energy Co.	3,527,363	0.1
174,522	Duke Energy Corp.	13,399,799	0.3
80,363	Edison International	5,020,277	0.1
44,517	Entergy Corp.	3,449,622	0.1
78,141	Eversource Energy	3,947,683	0.1
212,083	Exelon Corp.	7,128,110	0.2
103,887	FirstEnergy Corp.	3,642,278	0.1
19,618	Integrys Energy Group, Inc.	1,412,888	0.0
109,380	NextEra Energy, Inc.	11,380,989	0.3
77,996	NiSource, Inc.	3,444,303	0.1
83,295	NRG Energy, Inc.	2,098,201	0.0
117,507	Pacific Gas & Electric Co.	6,236,097	0.1
62,359	Pepco Holdings, Inc.	1,673,092	0.0
27,274	Pinnacle West Capital Corp.	1,738,718	0.0
164,511	PPL Corp.	5,537,440	0.1
124,852	Public Service Enterprise Group, Inc.	5,233,796	0.1
35,252	SCANA Corp.	1,938,508	0.0
57,112	Sempra Energy	6,226,350	0.1
224,426	Southern Co.	9,937,583	0.2
58,095	TECO Energy, Inc.	1,127,043	0.0
55,623	Wisconsin Energy Corp.	2,753,339	0.1
124,804	Xcel Energy, Inc.	4,344,427	0.1
		137,254,380	3.0

	Total Common Stock
	(Cost $2,878,757,383)	4,514,607,461	99.5

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.7%
	Securities Lending Collateralcc: 0.1%
267,009	BNP Paribas Bank, Repurchase Agreement dated 03/31/15, 0.13%, due 04/01/15 (Repurchase Amount $267,010, collateralized by various U.S. Government Agency Obligations, 1.625%-6.000%, Market Value plus accrued interest $272,349, due 06/01/16-03/01/45)	267,009	0.0
1,268,424	Daiwa Capital Markets, Repurchase Agreement dated 03/31/15, 0.18%, due 04/01/15 (Repurchase Amount $1,268,430, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.000%, Market Value plus accrued interest $1,293,792, due 02/15/16-03/01/48)	1,268,424	0.0
1,268,424	Merrill Lynch & Co., Inc., Repurchase Agreement dated 03/31/15, 0.15%, due 04/01/15 (Repurchase Amount $1,268,429, collateralized by various U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $1,293,792, due 06/01/15-04/01/45)	1,268,424	0.0
1,268,424	Millenium Fixed Income Ltd., Repurchase Agreement dated 03/31/15, 0.22%, due 04/01/15 (Repurchase Amount $1,268,432, collateralized by various U.S. Government Securities, 0.875%-3.125%, Market Value plus accrued interest $1,293,793, due 08/15/17-02/15/42)	1,268,424	0.1
1,268,424	Nomura Securities, Repurchase Agreement dated 03/31/15, 0.13%, due 04/01/15 (Repurchase Amount $1,268,429, collateralized by various U.S. Government Agency Obligations, 1.280%-7.500%, Market Value plus accrued interest $1,293,792, due 08/18/15-10/20/64)	1,268,424	0.0
		5,340,705	0.1

Voya U.S. Stock Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.6%
27,815,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.070%††
	(Cost $27,815,000)	$27,815,000	0.6

	Total Short-Term Investments
	(Cost $33,155,705)	33,155,705	0.7

	Total Investments in Securities (Cost $2,911,913,088)	$4,547,763,166	100.2
	Liabilities in Excess of Other Assets	(9,094,109)	(0.2)
	Net Assets	$4,538,669,057	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of March 31, 2015.
@	Non-income producing security.
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at March 31, 2015.

Cost for federal income tax purposes is $2,966,962,444.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$1,676,144,271
Gross Unrealized Depreciation	(95,343,549)

Net Unrealized Appreciation	$1,580,800,722

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2015
Asset Table
Investments, at fair value
Common Stock*	$4,514,607,461	$–	$–	$4,514,607,461
Short-Term Investments	27,815,000	5,340,705	–	33,155,705
Total Investments, at fair value	$4,542,422,461	$5,340,705	$–	$4,547,763,166
Liabilities Table
Other Financial Instruments+
Futures	$(131,853)	$–	$–	$(131,853)
Total Liabilities	$(131,853)	$–	$–	$(131,853)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

Voya U.S. Stock Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

At March 31, 2015, the following futures contracts were outstanding for Voya U.S. Stock Index Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P 500 E-Mini	333	06/19/15	$34,312,320	$(131,853)
			$34,312,320	$(131,853)

A summary of derivative instruments by primary risk exposure is outlined in the following table.

The fair value of derivative instruments for Voya U.S. Stock Index Portfolio as of March 31, 2015 were as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Liability Derivatives	Instrument Type
Equity contracts	Futures contracts	$131,853
Total Liability Derivatives		$131,853

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited)

Principal Amount†				Value	Percentage of Net Assets
U.S. TREASURY OBLIGATIONS: 51.5%
			Treasury Inflation Indexed Protected Securities: 51.5%
	1,969,349		0.125%, due 04/15/16	$1,990,120	0.3
	30,124,363		0.125%, due 04/15/17	30,679,796	4.1
	7,016,479		0.125%, due 04/15/18	7,161,741	1.0
	16,337,248		0.125%, due 04/15/19	16,665,267	2.2
	6,806,908		0.125%, due 01/15/22	6,873,915	0.9
	14,375,281		0.125%, due 07/15/22	14,548,230	2.0
	6,629,850		0.125%, due 01/15/23	6,667,143	0.9
	13,941,901		0.125%, due 07/15/24	13,968,042	1.9
	7,819,677		0.250%, due 01/15/25	7,891,766	1.1
	2,857,091		0.375%, due 07/15/23	2,934,098	0.4
	246,686		0.625%, due 07/15/21	258,904	0.0
	1,928,099		0.625%, due 01/15/24	2,012,002	0.3
	2,923,584		0.625%, due 02/15/43	2,876,076	0.4
	23,245,133		0.750%, due 02/15/42	23,593,810	3.2
	8,723,723		0.750%, due 02/15/45	8,905,692	1.2
	31,895,888		1.125%, due 01/15/21	34,280,616	4.6
	4,463,339		1.250%, due 07/15/20	4,844,115	0.7
	4,912,009		1.375%, due 01/15/20	5,315,717	0.7
	5,625,596		1.375%, due 02/15/44	6,635,565	0.9
	29,974,250		1.750%, due 01/15/28	35,154,161	4.7
	19,475,850		2.000%, due 01/15/26	23,118,438	3.1
	2,423,473		2.125%, due 02/15/40	3,244,802	0.4
	5,768,963		2.125%, due 02/15/41	7,799,817	1.1
	28,660,993		2.375%, due 01/15/25	34,800,722	4.7
	20,410,371		2.375%, due 01/15/27	25,225,953	3.4
	8,261,943		2.500%, due 01/15/29	10,579,806	1.4
	3,219,234		3.375%, due 04/15/32	4,735,039	0.6
	23,581,584		3.625%, due 04/15/28	33,340,304	4.5
	4,169,641		3.875%, due 04/15/29	6,136,865	0.8

		Total U.S. Treasury Obligations
		(Cost $382,534,846)		382,238,522	51.5

FOREIGN GOVERNMENT BONDS: 19.3%
EUR	3,568,975		Bundesrepublik Deutschland Bundesobligation Inflation Linked Bond, 0.750%, 04/15/18	4,051,544	0.5
EUR	40,975,000	Z	Bundesschatzanweisungen, (0.260)%, 03/10/17	44,279,585	6.0
EUR	16,681,990		Deutsche Bundesrepublik Inflation Linked Bond, 1.500%, 04/15/16	18,415,427	2.5
EUR	30,700,000		France Government Bond OAT, 3.750%, 04/25/17	35,692,571	4.8
EUR	605,900		Hellenic Republic Government Bond, 20.680%, 10/15/42	3,258	0.0
EUR	3,891,475		Italy Buoni Poliennali Del Tesoro, 2.100%, 09/15/16	4,379,698	0.6
EUR	3,212,034	#	Italy Buoni Poliennali Del Tesoro, 2.350%, 09/15/24	4,222,870	0.6
EUR	1,141,530		Italy Buoni Poliennali Del Tesoro, 2.550%, 09/15/41	1,820,511	0.2
EUR	4,237,569		Italy Buoni Poliennali Del Tesoro, 2.600%, 09/15/23	5,624,409	0.8
MXN	113,902,421		Mexican Udibonos, 4.000%, 06/13/19	8,014,986	1.1
NZD	13,105,000		New Zealand Government Bond, 3.000%, 09/20/30	11,644,513	1.6
EUR	4,284,318	#	Spain Government Inflation Linked Bond, 0.550%, 11/30/19	4,842,387	0.6

		Total Foreign Government Bonds
		(Cost $152,261,560)		142,991,759	19.3

U.S. GOVERNMENT AGENCY OBLIGATIONS: 12.1%
			Federal Home Loan Mortgage Corporation: 6.1%##
	42,625,000		3.500%, due 03/01/45	44,730,918	6.1

			Federal National Mortgage Association: 6.0%##
	42,515,635		3.500%, due 04/01/45	44,712,482	6.0

		Total U.S. Government Agency Obligations
		(Cost $89,602,329)		89,443,400	12.1

# of Contracts			Value	Percentage of Net Assets
PURCHASED OPTIONS: 0.5%
		Exchange-Traded Options: 0.0%
257	@	Put on Euro-Bund, Strike @ 156.500, Exp. 04/24/15	27,634	0.0
769	@	Put on Eurodollar 1-Year Mid Curve, Strike @ 98.500, Exp. 06/12/15	24,031	0.0
770	@	Put on Eurodollar 2-Year Mid Curve, Strike @ 98.125, Exp. 04/10/15	38,500	0.0
			90,165	0.0

		Options on Currencies: 0.1%
7,390,000	@	Call USD vs. Put JPY, Strike @ 121.000, Exp. 04/27/15 Counterparty: Deutsche Bank AG	47,581	0.0
15,215,000	@	Call USD vs. Put JPY, Strike @ 124.000, Exp. 04/27/15 Counterparty: BNP Paribas Bank	22,492	0.0
14,965,000	@	Call USD vs. Put NOK, Strike @ 8.600, Exp. 05/07/15 Counterparty: UBS AG	53,123	0.0
14,965,000	@	Call USD vs. Put NOK, Strike @ 8.400, Exp. 05/07/15 Counterparty: Barclays Bank PLC	99,613	0.0
7,180,000	@	Put CHF vs. Call SEK, Strike @ 8.250, Exp. 08/28/15 Counterparty: JPMorgan Chase & Co.	41,661	0.0
7,435,000	@	Put GBP vs. Call USD, Strike @ 1.445, Exp. 04/30/15 Counterparty: Deutsche Bank AG	52,647	0.0

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

# of Contracts			Value	Percentage of Net Assets
PURCHASED OPTIONS: (continued)
		Options on Currencies: (continued)
4,840,000	@	Put GBP vs. Call USD, Strike @ 1.490, Exp. 04/30/15 Counterparty: JPMorgan Chase & Co.	$110,003	0.1
2,440,000	@	Put GBP vs. Call USD, Strike @ 1.490, Exp. 04/30/15 Counterparty: Deutsche Bank AG	55,456	0.0
15,225,000	@	Put USD vs. Call NOK, Strike @ 7.000, Exp. 07/15/15 Counterparty: Bank of America	8,018	0.0
14,965,000	@	Put USD vs. Call NOK, Strike @ 7.250, Exp. 05/07/15 Counterparty: Barclays Bank PLC	1,895	0.0
15,035,000	@	Put USD vs. Call SEK, Strike @ 7.800, Exp. 08/28/15 Counterparty: UBS AG	62,866	0.0
			555,355	0.1

		Options on Inflation Floors: 0.0%
8,810,000	@	Inflation Rate Floor on Eurostat Eurozone HICP Ex Tobacco NSA (CPTFEMU), Portfolio receives maximum of 0% minus CPTFEMU., Exp. 11/19/15 Counterparty: Barclays Bank PLC	12,591	0.0

		OTC Interest Rate Swaptions: 0.4%
41,100,000	@	Receive a fixed rate equal to 2.100% and pay a floating rate based on the 3-month USD-LIBOR-BBA, Exp. 02/12/16 Counterparty: Deutsche Bank AG	886,861	0.1
3,600,000	@	Receive a fixed rate equal to 3.000% and pay a floating rate based on 3-month USD-LIBOR-BBA, Exp. 11/21/17 Counterparty: Barclays Bank PLC	577,841	0.1
5,000,000	@	Receive a floating rate based on 3-month USD-LIBOR and pay a fixed rate equal to 4.000%, Exp. 11/21/17 Counterparty: Barclays Bank PLC	134,646	0.0
41,100,000	@	Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.100%, Exp. 02/12/16 Counterparty: Deutsche Bank AG	471,704	0.1
14,400,000	@	Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.850%, Exp. 09/16/16 Counterparty: Deutsche Bank AG	51,778	0.0
14,425,000	@	Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.850%, Exp. 09/04/16 Counterparty: Deutsche Bank AG	44,925	0.0
28,850,000	@	Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.850%, Exp. 09/04/15 Counterparty: Deutsche Bank AG	89,849	0.0
10,100,000	@	Receive a floating rate equal to the 6-month EUR-EURIBOR and pay a fixed rate equal to 2.500%, Exp. 06/08/22 Counterparty: Deutsche Bank AG	732,908	0.1
			2,990,512	0.4

	Total Purchased Options
	(Cost $4,860,526)		3,648,623	0.5

	Total Long-Term Investments
	(Cost $629,259,261)		618,322,304	83.4

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 16.3%
	Mutual Funds: 16.3%
60,538,483	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.070%††	60,538,483	8.1
60,579,154	Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares, 0.010%††	60,579,154	8.2

	Total Short-Term Investments
	(Cost $121,117,637)	121,117,637	16.3

	Total Investments in Securities (Cost $750,376,898)	$739,439,941	99.7
	Assets in Excess of Other Liabilities	2,366,194	0.3
	Net Assets	$741,806,135	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of March 31, 2015.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

##	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
@	Non-income producing security.
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.

EUR	EU Euro
MXN	Mexican Peso
NZD	New Zealand Dollar

Cost for federal income tax purposes is $751,282,077.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$4,922,258
Gross Unrealized Depreciation	(16,764,394)

Net Unrealized Depreciation	$(11,842,136)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2015
Asset Table
Investments, at fair value
Purchased Options	$90,165	$3,558,458	$–	$3,648,623
U.S. Treasury Obligations	–	382,238,522	–	382,238,522
Foreign Government Bonds	–	142,991,759	–	142,991,759
Short-Term Investments	121,117,637	–	–	121,117,637
U.S. Government Agency Obligations	–	89,443,400	–	89,443,400
Total Investments, at fair value	$121,207,802	$618,232,139	$–	$739,439,941
Other Financial Instruments+
Centrally Cleared Swaps	–	265,353	–	265,353
Forward Foreign Currency Contracts	–	4,323,332	–	4,323,332
Futures	894,366	–	–	894,366
OTC Swaps	–	509,224	–	509,224
Total Assets	$122,102,168	$623,330,048	$–	$745,432,216
Liabilities Table
Other Financial Instruments+
Centrally Cleared Swaps	$–	$(3,039,489)	$–	$(3,039,489)
Forward Foreign Currency Contracts	–	(38,289)	–	(38,289)
Futures	(1,566,852)	–	–	(1,566,852)
OTC Swaps	–	(2,853,745)	–	(2,853,745)
Written Options	(2,569)	(2,467,239)	–	(2,469,808)
Total Liabilities	$(1,569,421)	$(8,398,762)	$–	$(9,968,183)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At March 31, 2015, the following forward foreign currency contracts were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

Barclays Bank PLC	British Pound	88,000	Buy	04/07/15	$131,504	$130,534	$(970)
Barclays Bank PLC	Mexican Peso	1,362,000	Buy	04/21/15	90,182	89,176	(1,006)

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Deutsche Bank AG	EU Euro	3,840,000	Buy	04/07/15	$4,073,315	$4,129,233	$55,918
Deutsche Bank AG	British Pound	3,715,000	Buy	05/05/15	5,474,350	5,509,556	35,206
Deutsche Bank AG	British Pound	588,777	Buy	04/21/15	897,006	873,273	(23,733)
The Royal Bank of Canada	Japanese Yen	1,016,422,094	Buy	06/15/15	8,391,333	8,483,631	92,298
UBS AG	EU Euro	150,000	Buy	04/07/15	158,751	161,298	2,547
							$160,260

Barclays Bank PLC	British Pound	365,000	Sell	04/07/15	$563,617	$541,420	$22,197
BNP Paribas Bank	Mexican Peso	11,073,000	Sell	04/21/15	738,117	724,994	13,123
BNP Paribas Bank	Mexican Peso	55,064,000	Sell	04/21/15	3,760,945	3,605,258	155,687
JPMorgan Chase & Co.	Mexican Peso	43,066,000	Sell	04/21/15	2,857,939	2,819,702	38,237
Deutsche Bank AG	Japanese Yen	402,811,045	Sell	04/30/15	3,370,000	3,360,081	9,919
Deutsche Bank AG	EU Euro	38,880,000	Sell	04/07/15	43,667,295	41,808,476	1,858,819
Deutsche Bank AG	British Pound	3,735,000	Sell	04/30/15	5,562,909	5,539,401	23,508
Goldman Sachs & Co.	EU Euro	75,419,000	Sell	04/07/15	82,750,096	81,099,625	1,650,471
The Royal Bank of Canada	Mexican Peso	15,905,000	Sell	04/21/15	1,070,365	1,041,363	29,002
UBS AG	EU Euro	1,050,000	Sell	04/07/15	1,116,507	1,129,087	(12,580)
Westpac Bank	New Zealand Dollar	14,727,000	Sell	04/21/15	11,324,769	10,988,369	336,400
							$4,124,783

At March 31, 2015, the following futures contracts were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
90-Day Eurodollar	159	06/13/16	$39,340,575	$88,948
Australia 10-Year Bond	142	06/15/15	14,349,358	206,009
U.S. Treasury 10-Year Note	42	06/19/15	5,414,063	(1,691)
U.S. Treasury 5-Year Note	514	06/30/15	61,788,423	599,409
			$120,892,419	$892,675
Short Contracts
90-Day Eurodollar	(54)	12/14/15	(13,411,575)	(35,859)
90-Day Eurodollar	(504)	12/18/17	(123,574,500)	(198,972)
Euro-Bobl 5-Year	(19)	06/08/15	(2,644,212)	(5,706)
Euro-Bund	(9)	06/08/15	(1,536,354)	(8,398)
Euro-Schatz	(682)	06/08/15	(81,563,246)	(30,171)
Japan 10-Year Bond (TSE)	(31)	06/11/15	(38,052,445)	(87,044)
Long-Term Euro-BTP	(46)	06/08/15	(6,953,270)	(1,223)
U.S. Treasury 2-Year Note	(136)	06/30/15	(29,805,251)	(88,241)
U.S. Treasury Long Bond	(39)	06/19/15	(6,391,125)	(150,397)
U.S. Treasury Ultra Long Bond	(303)	06/19/15	(51,472,125)	(959,150)
			$(355,404,103)	$(1,565,161)

At March 31, 2015, the following centrally cleared interest rate swaps were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

	Clearinghouse	Termination Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.620%	Chicago Mercantile Exchange	07/02/24	USD	9,500,000	$(521,615)	$(521,813)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.800%	Chicago Mercantile Exchange	02/25/25	USD	26,800,000	(1,900,480)	(1,901,035)
Receive a fixed rate equal to 2.239% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	03/09/25	USD	6,500,000	126,555	126,421
Receive a fixed rate equal to 2.316% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	03/11/25	USD	3,600,000	95,424	95,350
Receive a fixed rate equal to 2.193% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	03/18/25	USD	2,900,000	43,642	43,582
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 3.065%	Chicago Mercantile Exchange	02/15/40	USD	2,200,000	(299,186)	(299,244)

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

		Termination Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 3.046%	Chicago Mercantile Exchange	02/15/40	USD	2,400,000	$(317,334)	$(317,397)
					$(2,772,994)	$(2,774,136)

At March 31, 2015, the following over-the-counter interest rate swaps were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

	Termination Date	Notional Amount		Fair Value	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 1.852% and pay a floating rate based on the 3-month US CPI Urban Consumers NSA (CPURNSA) Counterparty: Barclays Bank PLC	03/10/16	USD	20,575,000	$509,224	$–	$509,224
Receive a floating rate based on the 3-month US CPI Urban Consumers NSA (CPURNSA) and pay a fixed rate equal to 2.066% Counterparty: Barclays Bank PLC	03/10/18	USD	20,575,000	(730,142)	–	(730,142)
				$(220,918)	$–	$(220,918)

At March 31, 2015, the following over-the-counter-total return swaps were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

	Termination Date	Notional Amount		Fair Value	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive the positive price return of the Goldman Sachs & Co. Real Rates Basket. Pay a floating rate based on the 1-month USD-LIBOR-BBA plus 20 basis points, and, if negative, the absolute value of the total return of the basket. Counterparty: Goldman Sachs & Co.	04/24/15	USD	155,162,195	$(1,030,911)	$–	$(1,030,911)
Receive the positive price return of the JPMorgan Chase & Co. Real Rates Basket. Pay a fixed rate equal to 0.430% and, if negative, the absolute value of the total return of the basket. Counterparty: JPMorgan Chase & Co.	04/24/15	USD	138,058,249	(1,092,692)	–	(1,092,692)
				$(2,123,603)	$–	$(2,123,603)

At March 31, 2015, the following over-the-counter written inflation caps were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Description	Counterparty	Exercise Rate	Exercise Index	Termination Date	Notional Amount		Premiums Received	Fair Value
Cap- HICPx Index	Deutsche Bank AG	2.500%	Maximum of [1-(Index Final/Index Initial)] or $0	04/26/22	EUR	3,140,000	$217,411	$(6,373)
							$217,411	$(6,373)

At March 31, 2015, the following exchange-traded written options were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Description	Exercise Price	Expiration Date	# of Contracts	Premiums Received	Fair Value
Put on Eurodollar 2-Year Mid-Curve	97.75	04/10/15	411	$102,088	$(2,569)
				$102,088	$(2,569)

At March 31, 2015, the following over-the-counter written options were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Notional Amount	Counterparty	Description	Exercise Price		Expiration Date	Premiums Received	Fair Value
Options on Currencies
7,815,625	JPMorgan Chase & Co.	Call CHF vs. Put SEK	9.750	CHF	08/28/15	$42,368	$(55,144)
2,440,000	Deutsche Bank AG	Call GBP vs. Put USD	1.580	GBP	04/30/15	15,438	(983)
4,840,000	JPMorgan Chase & Co.	Call GBP vs. Put USD	1.550	GBP	04/30/15	21,456	(8,163)
7,435,000	Deutsche Bank AG	Put GBP vs. Call USD	1.490	GBP	04/30/15	171,854	(168,982)

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Notional Amount	Counterparty	Description	Exercise Price		Expiration Date	Premiums Received	Fair Value
7,390,000	Deutsche Bank AG	Call USD vs. Put JPY	124.000	USD	04/27/15	$41,384	$(10,924)
14,965,000	UBS AG	Call USD vs. Put NOK	8.400	USD	05/07/15	329,978	(99,613)
15,215,000	BNP Paribas Bank	Put USD vs. Call JPY	114.500	USD	04/27/15	160,062	(9,201)
			Total Written OTC Options			$782,540	$(353,010)

At March 31, 2015, the following over-the-counter written interest rate swaptions were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Description	Counterparty	Floating Rate Index/Underlying Reference Entity	Pay/ Receive Floating	Exercise Rate	Expiration Date	Notional Amount		Premiums Received	Fair Value
Put OTC Swaption	Deutsche Bank AG	6-month EUR-EURIBOR	Pay	4.500%	06/08/22	EUR	10,100,000	$475,560	$(374,185)
Put OTC Swaption	Deutsche Bank AG	3-month USD-LIBOR-BBA	Pay	2.900%	02/13/17	USD	15,300,000	436,914	(397,172)
Put OTC Swaption	Deutsche Bank AG	3-month USD-LIBOR-BBA	Pay	3.100%	03/06/17	USD	9,400,000	257,372	(203,783)
Put OTC Swaption	Deutsche Bank AG	3-month USD-LIBOR-BBA	Pay	3.100%	03/06/17	USD	4,690,000	137,814	(101,675)
Put OTC Swaption	Deutsche Bank AG	3-month USD-LIBOR-BBA	Pay	3.100%	03/16/17	USD	4,700,000	118,787	(103,713)
Call OTC Swaption	Deutsche Bank AG	3-month USD-LIBOR-BBA	Receive	1.900%	02/13/17	USD	15,300,000	303,162	(355,538)
Call OTC Swaption	Deutsche Bank AG	3-month USD-LIBOR-BBA	Receive	2.100%	03/06/17	USD	9,400,000	212,876	(285,729)
Call OTC Swaption	Deutsche Bank AG	3-month USD-LIBOR-BBA	Receive	2.100%	03/16/17	USD	4,700,000	114,051	(143,501)
Call OTC Swaption	Deutsche Bank AG	3-month USD-LIBOR-BBA	Receive	3.000%	03/06/17	USD	4,690,000	89,471	(142,560)
					Total Written Swaptions			$2,146,007	$(2,107,856)

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of March 31, 2015 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Asset Derivatives	Instrument Type

Foreign exchange contracts	Purchased options	$555,355
Interest rate contracts	Purchased options	3,093,268
Foreign exchange contracts	Forward foreign currency contracts	4,323,332
Interest rate contracts	Futures contracts	894,366
Interest rate contracts	Interest rate swaps	774,577
Total Asset Derivatives		$9,640,898

Liability Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$38,289
Interest rate contracts	Futures contracts	1,566,852
Interest rate contracts	Interest rate swaps	3,769,631
Interest rate contracts	Total return swaps	2,123,603
Foreign exchange contracts	Written options	353,010
Interest rate contracts	Written options	2,116,798
Total Liability Derivatives		$9,968,183

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at March 31, 2015:

	Bank of America	Barclays Bank PLC	BNP Paribas Bank	Deutsche Bank AG	Goldman Sachs & Co.	JPMorgan Chase & Co.	The Royal Bank of Canada	UBS AG	Westpac Bank	Totals
Assets:
Purchased options	$8,018	$826,586	$22,492	$2,433,709	$-	$151,664	$-	$115,989	$-	$3,558,458
Forward foreign currency contracts	-	22,197	168,810	1,983,370	1,650,471	38,237	121,300	2,547	336,400	4,323,332
Interest rate swaps	-	509,224	-	-	-	-	-	-	-	509,224
Total Assets	$8,018	$1,358,007	$191,302	$4,417,079	$1,650,471	$189,901	$121,300	$118,536	$336,400	$8,391,014

Liabilities:
Forward foreign currency contracts	$-	$1,976	$-	$23,733	$-	$-	$-	$12,580	$-	$38,289
Interest rate swaps	-	730,142	-	-	-	-	-	-	-	730,142
Total return swaps	-	-	-	-	1,030,911	1,092,692	-	-	-	2,123,603
Written options	-	-	9,201	2,295,118	-	63,307	-	99,613	-	2,467,239
Total Liabilities	$-	$732,118	$9,201	$2,318,851	$1,030,911	$1,155,999	$-	$112,193	$-	$5,359,273

Net OTC derivative instruments by counterparty, at fair value	$8,018	$625,889	$182,101	$2,098,228	$619,560	$(966,098)	$121,300	$6,343	$336,400	$3,031,741

Total collateral pledged by the Portfolio/(Received from counterparty)	$-	$(520,000)	$-	$(600,000)	$-	$-	$-	$-	$-	$(1,120,000)

Net Exposure(1)	$8,018	$105,889	$182,101	$1,498,228	$619,560	$(966,098)	$121,300	$6,343	$336,400	$1,911,741

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio.

VY® Clarion Global Real Estate Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.0%
		Australia: 6.2%
834,100		Federation Centres Ltd	$1,925,369	0.5
1,047,017		Goodman Group	5,041,542	1.4
788,269		GPT Group	2,737,935	0.8
581,185		Investa Office Fund	1,722,159	0.5
2,268,072		Mirvac Group	3,463,148	1.0
843,012		Novion Property Group	1,605,911	0.4
615,731		Scentre Group	1,749,190	0.5
886,466		Stockland	3,028,686	0.8
164,019		Westfield Corp.	1,188,664	0.3
			22,462,604	6.2

		Canada: 0.7%
31,300	L	Boardwalk Real Estate Investment Trust	1,456,820	0.4
29,300	L	Canadian Real Estate Investment Trust	1,075,949	0.3
			2,532,769	0.7

		China: 0.5%
610,350		China Overseas Land & Investment Ltd.	1,971,062	0.5

		France: 5.1%
45,609		ICADE	4,120,540	1.1
124,600		Klepierre	6,118,600	1.7
56,720		Mercialys	1,440,593	0.4
26,109	L	Unibail-Rodamco SE	7,050,346	1.9
			18,730,079	5.1

		Germany: 2.3%
29,560		Deutsche Annington Immobilien SE	996,098	0.3
74,200		Deutsche Wohnen AG	1,897,787	0.5
70,074		LEG Immobilien AG	5,558,606	1.5
			8,452,491	2.3

		Hong Kong: 6.8%
91,000		CK Hutchison Holdings Ltd.	1,859,177	0.5
609,213		Hongkong Land Holdings Ltd.	4,599,558	1.3
506,000		Link Real Estate Investment Trust	3,121,607	0.9
1,387,200		New World Development Ltd.	1,608,237	0.4
598,100		Sun Hung Kai Properties Ltd.	9,222,397	2.5
790,300		Swire Properties Ltd.	2,566,771	0.7
267,100		Wharf Holdings Ltd.	1,864,584	0.5
			24,842,331	6.8

		Japan: 12.0%
1,379		GLP J-Reit	1,427,722	0.4
1,156		Japan Hotel REIT Investment Corp.	822,325	0.2
862		Japan Real Estate Investment Corp.	4,054,491	1.1
1,914		Japan Retail Fund Investment Corp.	3,803,275	1.0
410		Kenedix Office Investment Corp.	2,249,674	0.6
213,319		Mitsubishi Estate Co., Ltd.	4,947,287	1.4
411,682		Mitsui Fudosan Co., Ltd.	12,090,283	3.3
1,085		Nippon Prologis REIT, Inc.	2,388,486	0.7
125,000		NTT Urban Development Corp.	1,248,603	0.3
1,251		Orix JREIT, Inc.	1,791,748	0.5
177,992		Sumitomo Realty & Development Co., Ltd.	6,407,956	1.7
78,800		Tokyo Tatemono Co., Ltd.	577,314	0.2
1,383		United Urban Investment Corp.	2,155,980	0.6
			43,965,144	12.0

		Netherlands: 0.8%
33,337		Eurocommercial Properties NV	1,527,952	0.4
306,255		Nieuwe Steen Investments Funds NV	1,378,346	0.4
			2,906,298	0.8

		Singapore: 3.1%
2,162,800		CapitaCommercial Trust	2,783,980	0.8
1,818,400		CapitaLand Ltd.	4,739,792	1.3
1,183,400		CapitaMall Trust	1,894,526	0.5
1,310,400	@	Suntec Real Estate Investment Trust	1,769,765	0.5
			11,188,063	3.1

		Sweden: 0.4%
102,167	L	Hufvudstaden AB	1,401,017	0.4

		Switzerland: 0.3%
11,641		PSP Swiss Property AG	1,097,139	0.3

		United Kingdom: 7.0%
470,619		British Land Co. PLC	5,800,302	1.6
75,710		Derwent Valley Holdings PLC	3,836,816	1.0
255,853		Great Portland Estates PLC	3,074,038	0.8
396,450		Hammerson PLC	3,904,287	1.1
374,766		Land Securities Group PLC	6,957,604	1.9
296,200		Safestore Holdings Ltd.	1,284,708	0.4
96,956		Unite Group PLC	842,089	0.2
			25,699,844	7.0

		United States: 53.8%
44,300		Alexandria Real Estate Equities, Inc.	4,343,172	1.2
439,900		American Realty Capital Properties, Inc.	4,333,015	1.2
51,925		AvalonBay Communities, Inc.	9,047,931	2.5
30,270		Boston Properties, Inc.	4,252,330	1.2
132,000		Brandywine Realty Trust	2,109,360	0.6
59,125		DCT Industrial Trust, Inc.	2,049,273	0.6
282,300		DDR Corp.	5,256,426	1.4

VY® Clarion Global Real Estate Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United States: (continued)
117,300	Douglas Emmett, Inc.	$3,496,713	1.0
226,300	Duke Realty Corp.	4,926,551	1.3
168,100	Equity Residential	13,088,266	3.6
30,670	Essex Property Trust, Inc.	7,051,033	1.9
45,500	@ Forest City Enterprises, Inc.	1,161,160	0.3
310,582	General Growth Properties, Inc.	9,177,698	2.5
156,200	Health Care Real Estate Investment Trust, Inc.	12,083,632	3.3
107,500	Healthcare Realty Trust, Inc.	2,986,350	0.8
90,250	Healthcare Trust of America, Inc.	2,514,365	0.7
48,420	Highwoods Properties, Inc.	2,216,668	0.6
376,721	Host Hotels & Resorts, Inc.	7,602,230	2.1
83,100	Kilroy Realty Corp.	6,329,727	1.7
245,700	Kimco Realty Corp.	6,597,045	1.8
55,300	Liberty Property Trust	1,974,210	0.5
42,665	Macerich Co.	3,597,939	1.0
175,000	Paramount Group, Inc.	3,377,500	0.9
38,500	Pebblebrook Hotel Trust	1,792,945	0.5
54,000	Post Properties, Inc.	3,074,220	0.8
215,897	ProLogis, Inc.	9,404,473	2.6
24,844	Public Storage, Inc.	4,897,746	1.3
75,000	Ramco-Gershenson Properties	1,395,000	0.4
88,781	Simon Property Group, Inc.	17,369,115	4.7
67,400	SL Green Realty Corp.	8,652,812	2.4
356,300	Spirit Realty Capital, Inc.	4,304,104	1.2
236,200	@ Strategic Hotels & Resorts, Inc.	2,935,966	0.8
34,900	Sun Communities, Inc.	2,328,528	0.6
158,027	Sunstone Hotel Investors, Inc.	2,634,310	0.7
41,440	Taubman Centers, Inc.	3,196,267	0.9
200,475	UDR, Inc.	6,822,164	1.9
12,904	Urban Edge Properties	305,825	0.1
71,931	Vornado Realty Trust	8,056,272	2.2
		196,742,341	53.8

	Total Common Stock
	(Cost $243,552,265)	361,991,182	99.0

WARRANTS: 0.0%
	Hong Kong: 0.0%
24,750	@ Sun Hung Kai Properties Ltd.	71,671	0.0

	Total Warrants
	(Cost $7,661)	71,671	0.0

	Total Long-Term Investments
	(Cost $243,559,926)	362,062,853	99.0

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.9%
	Securities Lending Collateralcc: 3.1%
572,237	BNP Paribas Bank, Repurchase Agreement dated 03/31/15, 0.13%, due 04/01/15 (Repurchase Amount $572,239, collateralized by various U.S. Government Agency Obligations, 1.625%-6.000%, Market Value plus accrued interest $583,682, due 06/01/16-03/01/45)	$572,237	0.2
2,718,331	Daiwa Capital Markets, Repurchase Agreement dated 03/31/15, 0.18%, due 04/01/15 (Repurchase Amount $2,718,344, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.000%, Market Value plus accrued interest $2,772,698, due 02/15/16-03/01/48)	2,718,331	0.7
2,718,331	Merrill Lynch & Co., Inc., Repurchase Agreement dated 03/31/15, 0.15%, due 04/01/15 (Repurchase Amount $2,718,342, collateralized by various U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $2,772,698, due 06/01/15-04/01/45)	2,718,331	0.7
2,718,331	Millenium Fixed Income Ltd., Repurchase Agreement dated 03/31/15, 0.22%, due 04/01/15 (Repurchase Amount $2,718,347, collateralized by various U.S. Government Securities, 0.875%-3.125%, Market Value plus accrued interest $2,772,698, due 08/15/17-02/15/42)	2,718,331	0.8

VY® Clarion Global Real Estate Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc (continued)
2,718,331	Nomura Securities, Repurchase Agreement dated 03/31/15, 0.13%, due 04/01/15 (Repurchase Amount $2,718,341, collateralized by various U.S. Government Agency Obligations, 1.280%-7.500%, Market Value plus accrued interest $2,772,698, due 08/18/15-10/20/64)	$2,718,331	0.7
		11,445,561	3.1

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.8%
2,757,741	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.070%††
	(Cost $2,757,741)	2,757,741	0.8

	Total Short-Term Investments
	(Cost $14,203,302)	14,203,302	3.9

	Total Investments in Securities (Cost $257,763,228)	$376,266,155	102.9
	Liabilities in Excess of Other Assets	(10,538,796)	(2.9)
	Net Assets	$365,727,359	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of March 31, 2015.
@	Non-income producing security.
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at March 31, 2015.

Cost for federal income tax purposes is $282,916,640.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$112,450,398
Gross Unrealized Depreciation	(19,100,883)

Net Unrealized Appreciation	$93,349,515

REIT Diversification	Percentage of Net Assets
Retail REITs	23.2%
Diversified REITs	15.3
Residential REITs	12.9
Diversified Real Estate Activities	12.6
Office REITs	11.9
Specialized REITs	5.9
Real Estate Operating Companies	5.9
Industrial REITs	5.1
Hotels, Resorts & Cruise Lines	3.6
Real Estate Services	1.3
Real Estate Development	0.8
0.5
Assets in Excess of Other Liabilities*	1.0
Net Assets	100.0%

*	Includes short-term investments.

VY® Clarion Global Real Estate Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2015 in valuing the assets and liabilities:(1)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2015
Asset Table
Investments, at fair value
Common Stock
Australia	$–	$22,462,604	$–	$22,462,604
Canada	2,532,769	–	–	2,532,769
China	–	1,971,062	–	1,971,062
France	–	18,730,079	–	18,730,079
Germany	–	8,452,491	–	8,452,491
Hong Kong	4,599,558	20,242,773	–	24,842,331
Japan	–	43,965,144	–	43,965,144
Netherlands	–	2,906,298	–	2,906,298
Singapore	–	11,188,063	–	11,188,063
Sweden	–	1,401,017	–	1,401,017
Switzerland	–	1,097,139	–	1,097,139
United Kingdom	842,089	24,857,755	–	25,699,844
United States	196,742,341	–	–	196,742,341
Total Common Stock	204,716,757	157,274,425	–	361,991,182
Warrants	71,671	–	–	71,671
Short-Term Investments	2,757,741	11,445,561	–	14,203,302
Total Investments, at fair value	$207,546,169	$168,719,986	$–	$376,266,155

(1)	For the period ended March 31, 2015, as a result of the fair value pricing procedures for international equities utilized by the Portfolio, certain securities have transferred in and out of Level 1 and Level 2 measurements during the year. The Portfolio's policy is to recognize transfers between levels at the beginning of the reporting period. At March 31, 2015, securities valued at $7,218,949 and $4,803,521 were transferred from Level 1 to Level 2 and Level 2 to Level 1, respectively, within the fair value hierarchy.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

VY® Clarion Real Estate Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 99.3%
	Financials: 99.3%
155,700	Alexandria Real Estate Equities, Inc.	$15,264,828	1.9
1,507,494	American Realty Capital Properties, Inc.	14,848,816	1.9
152,800	American Residential Properties, Inc.	2,748,872	0.3
193,452	AvalonBay Communities, Inc.	33,709,011	4.3
198,700	BioMed Realty Trust, Inc.	4,502,542	0.6
169,356	Boston Properties, Inc.	23,791,131	3.0
422,900	Brandywine Realty Trust	6,757,942	0.9
136,200	Camden Property Trust	10,641,306	1.4
383,500	CBL & Associates Properties, Inc.	7,593,300	1.0
224,400	Corrections Corp. of America	9,034,344	1.1
517,500	CubeSmart	12,497,625	1.6
338,050	DCT Industrial Trust, Inc.	11,716,813	1.5
807,100	DDR Corp.	15,028,202	1.9
99,457	Digital Realty Trust, Inc.	6,560,184	0.8
304,300	Douglas Emmett, Inc.	9,071,183	1.2
619,000	Duke Realty Corp.	13,475,630	1.7
105,600	EPR Properties	6,339,168	0.8
544,571	Equity Residential	42,400,298	5.4
101,692	Essex Property Trust, Inc.	23,378,991	3.0
988,853	General Growth Properties, Inc.	29,220,606	3.7
253,252	HCP, Inc.	10,943,019	1.4
492,700	Health Care Real Estate Investment Trust, Inc.	38,115,272	4.9
340,245	Healthcare Realty Trust, Inc.	9,452,006	1.2
289,550	Healthcare Trust of America, Inc.	8,066,863	1.0
199,647	Highwoods Properties, Inc.	9,139,840	1.2
1,190,568	Host Hotels & Resorts, Inc.	24,025,662	3.1
206,800	Kilroy Realty Corp.	15,751,956	2.0
698,578	Kimco Realty Corp.	18,756,819	2.4
183,900	Kite Realty Group Trust	5,180,463	0.7
359,900	Lexington Realty Trust	3,537,817	0.4
152,145	Liberty Property Trust	5,431,576	0.7
163,023	Macerich Co.	13,747,729	1.8
398,600	Paramount Group, Inc.	7,692,980	1.0
134,200	Pebblebrook Hotel Trust	6,249,694	0.8
164,300	Post Properties, Inc.	9,353,599	1.2
822,284	ProLogis, Inc.	35,818,691	4.6
124,364	Public Storage, Inc.	24,517,119	3.1
111,500	QTS Realty Trust, Inc.	4,059,715	0.5
309,511	Ramco-Gershenson Properties	5,756,905	0.7
220,700	Regency Centers Corp.	15,016,428	1.9
320,600	RLJ Lodging Trust	10,037,986	1.3
262,800	Senior Housing Properties Trust	5,831,532	0.7
339,891	Simon Property Group, Inc.	66,496,275	8.5
180,674	SL Green Realty Corp.	23,194,928	3.0
1,014,800	Spirit Realty Capital, Inc.	12,258,784	1.6
769,200	@ Strategic Hotels & Resorts, Inc.	9,561,156	1.2
113,451	Sun Communities, Inc.	7,569,451	1.0
511,604	Sunstone Hotel Investors, Inc.	8,528,439	1.1
86,198	Tanger Factory Outlet Centers, Inc.	3,031,584	0.4
95,714	Taubman Centers, Inc.	7,382,421	0.9
512,303	UDR, Inc.	17,433,671	2.2
112,906	Urban Edge Properties	2,675,872	0.3
140,495	Ventas, Inc.	10,258,945	1.3
227,313	Vornado Realty Trust	25,459,056	3.2

	Total Common Stock
	(Cost $614,312,527)	778,915,045	99.3

SHORT-TERM INVESTMENTS: 0.6%
	Mutual Funds: 0.6%
4,426,352	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.070%††
	(Cost $4,426,352)	4,426,352	0.6

	Total Short-Term Investments
	(Cost $4,426,352)	4,426,352	0.6

	Total Investments in Securities (Cost $618,738,879)	$783,341,397	99.9
	Assets in Excess of Other Liabilities	1,036,779	0.1
	Net Assets	$784,378,176	100.0

††	Rate shown is the 7-day yield as of March 31, 2015.
@	Non-income producing security.

Cost for federal income tax purposes is $624,676,514.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$169,049,921
Gross Unrealized Depreciation	(10,385,038)

Net Unrealized Appreciation	$158,664,883

REIT Diversification	Percentage of Net Assets
Retail REITs	23.5%
Residential REITs	21.2
Specialized REITs	15.0
Office REITs	13.4
Diversified REITs	9.6
Hotels, Resorts & Cruise Lines	6.7
Industrial REITs	5.7
Real Estate Services	3.2
Diversified Real Estate Activities	1.0
Assets in Excess of Other Liabilities*	0.7
Net Assets	100.0%

*	Includes short-term investments.

VY® Clarion Real Estate Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2015
Asset Table
Investments, at fair value
Common Stock*	$778,915,045	$–	$–	$778,915,045
Short-Term Investments	4,426,352	–	–	4,426,352
Total Investments, at fair value	$783,341,397	$–	$–	$783,341,397

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

VY® DFA World Equity Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited)

Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: 99.9%
833,636	DFA Emerging Markets Core Equity Portfolio	$16,080,829	8.9
973,602	DFA International Real Estate Securities Portfolio	5,237,977	2.9
1,452,257	DFA International Vector Equity Portfolio	16,250,754	9.0
1,908,542	DFA Large Cap International Portfolio	41,148,166	22.8
1,283,909	DFA U.S. Core Equity 1 Portfolio	23,444,171	13.0
1,761,855	DFA U.S. Large Company Portfolio	28,735,860	16.0
282,408	DFA U.S. Small Cap Portfolio	9,130,237	5.1
792,940	VA International Small Portfolio	9,110,878	5.1
1,040,570	VA International Value Portfolio	12,674,148	7.0
391,904	VA U.S. Large Value Portfolio	9,013,794	5.0
482,234	VA U.S. Targeted Value Portfolio	9,133,509	5.1

	Total Mutual Funds
	(Cost $140,464,942)	179,960,323	99.9

SHORT-TERM INVESTMENTS: 0.2%
	Mutual Funds: 0.2%
366,842	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.070%††
	(Cost $366,842)	366,842	0.2

	Total Short-Term Investments
	(Cost $366,842)	366,842	0.2

	Total Investments in Securities (Cost $140,831,784)	$180,327,165	100.1
	Liabilities in Excess of Other Assets	(116,115)	(0.1)
	Net Assets	$180,211,050	100.0

††	Rate shown is the 7-day yield as of March 31, 2015.

Cost for federal income tax purposes is $141,487,820.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$40,003,982
Gross Unrealized Depreciation	(1,164,637)

Net Unrealized Appreciation	$38,839,345

VY® DFA World Equity Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2015
Asset Table
Investments, at fair value
Mutual Funds	$179,960,323	$–	$–	$179,960,323
Short-Term Investments	366,842	–	–	366,842
Total Investments, at fair value	$180,327,165	$–	$–	$180,327,165

VY® FMR® Diversified Mid Cap Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 100.2%
		Consumer Discretionary: 18.4%
5,800	@	Autozone, Inc.	$3,956,528	0.4
78,621		Brinker International, Inc.	4,839,909	0.4
63,600		Brunswick Corp.	3,272,220	0.3
2,800		Cheesecake Factory	138,124	0.0
74,600	@	Deckers Outdoor Corp.	5,436,102	0.5
26,647		Delphi Automotive PLC	2,124,832	0.2
63,900		Dick's Sporting Goods, Inc.	3,641,661	0.3
58,500		DineEquity, Inc.	6,260,085	0.6
139,700	@	Dollar Tree, Inc.	11,335,956	1.0
87,880		Foot Locker, Inc.	5,536,440	0.5
16,200		Garmin Ltd.	769,824	0.1
301,766		Gentex Corp.	5,522,318	0.5
101,951	@	G-III Apparel Group Ltd.	11,484,780	1.0
62,500		GNC Holdings, Inc.	3,066,875	0.3
339,300		Hanesbrands, Inc.	11,369,943	1.0
17,994		Harman International Industries, Inc.	2,404,538	0.2
268,173		Interpublic Group of Cos., Inc.	5,931,987	0.5
177,050		Jarden Corp.	9,365,945	0.8
30,400		Johnson Controls, Inc.	1,533,376	0.1
9,188	@	Jubilant Foodworks Ltd.	217,296	0.0
15,800		L Brands, Inc.	1,489,782	0.1
52,057		Las Vegas Sands Corp.	2,865,217	0.3
187,200		Lennar Corp.	9,698,832	0.9
99,299		McGraw-Hill Cos., Inc.	10,267,517	0.9
2,342	@	Modine Manufacturing Co.	31,547	0.0
7,500		Naspers Ltd.	1,150,433	0.1
374,112	@	New Focus Auto Tech Holdings Ltd.	35,709	0.0
6,063	@	NVR, Inc.	8,055,666	0.7
2,552		Page Industries Ltd.	559,398	0.1
11,900	@	Panera Bread Co.	1,903,940	0.2
79,319		Polaris Industries, Inc.	11,191,911	1.0
309,100		Pulte Homes, Inc.	6,871,293	0.6
39,400		PVH Corp.	4,198,464	0.4
31,500		Ralph Lauren Corp.	4,142,250	0.4
25,500		ServiceMaster Global Holdings, Inc.	860,625	0.1
41,501		Signet Jewelers Ltd.	5,759,924	0.5
27,716	@	Tenneco, Inc.	1,591,453	0.1
130,100		Texas Roadhouse, Inc.	4,739,543	0.4
21,000		Time Warner Cable, Inc.	3,147,480	0.3
71,100		TJX Cos., Inc.	4,980,555	0.5
48,200	@	Urban Outfitters, Inc.	2,200,330	0.2
25,600		VF Corp.	1,927,936	0.2
27,832		Visteon Corp.	2,683,005	0.2
20,406		Whirlpool Corp.	4,123,236	0.4
19,000		Williams-Sonoma, Inc.	1,514,490	0.1
127,322		Wyndham Worldwide Corp.	11,518,821	1.0
			205,718,096	18.4

		Consumer Staples: 2.7%
48,779		Archer-Daniels-Midland Co.	2,312,125	0.2
1,999		Britannia Industries Ltd.	68,944	0.0
61,533		Bunge Ltd.	5,067,858	0.5
172,028		C&C Group PLC	704,205	0.0
78,363		CVS Caremark Corp.	8,087,845	0.7
97,132		Dr Pepper Snapple Group, Inc.	7,622,919	0.7
11,146		Ingredion, Inc.	867,382	0.1
77,600		Kroger Co.	5,948,816	0.5
			30,680,094	2.7

		Energy: 3.2%
44,089		Apache Corp.	2,659,890	0.2
33,319		Baker Hughes, Inc.	2,118,422	0.2
80,300		Chesapeake Energy Corp.	1,137,048	0.1
39,866		Cimarex Energy Co.	4,588,178	0.4
57,400	@	Dril-Quip, Inc.	3,925,586	0.4
14,700		EOG Resources, Inc.	1,347,843	0.1
97,500		Halliburton Co.	4,278,300	0.4
73,300	@	Newfield Exploration Co.	2,572,097	0.2
68,400		Oceaneering International, Inc.	3,688,812	0.3
28,555		Phillips 66	2,244,423	0.2
216,800		Suncor Energy, Inc.	6,335,137	0.6
10,700		Teekay Tankers Ltd.	61,418	0.0
17,900		Western Refining, Inc.	884,081	0.1
			35,841,235	3.2

		Financials: 14.9%
89,000		Aflac, Inc.	5,696,890	0.5
42,110		Altisource Residential Corp.	878,415	0.1
21,796		American Express Co.	1,702,704	0.2
66,500		American Realty Capital Properties, Inc.	655,025	0.1
69,700		Ameriprise Financial, Inc.	9,119,548	0.8
7,100		Bajaj Finserv Ltd.	160,484	0.0
43,744		Beneficial Bancorp, Inc.	493,870	0.0
162,616		Blackstone Group LP	6,324,136	0.6
207,948		Boston Private Financial Holdings, Inc.	2,526,568	0.2
32,400		Capital One Financial Corp.	2,553,768	0.2
319,486	@	CBRE Group, Inc.	12,367,303	1.1
22,300		Chubb Corp.	2,254,530	0.2
28,800		CIT Group, Inc.	1,299,456	0.1
78,213		Comerica, Inc.	3,529,753	0.3
89,350		Commerce Bancshares, Inc.	3,781,292	0.3
10,348		CRISIL Ltd.	332,393	0.0
13,300		Digital Realty Trust, Inc.	877,268	0.1
22,700	@	E*Trade Financial Corp.	648,198	0.1
31,916		Fidelity & Guaranty Life	676,619	0.1
138,300		First American Financial Corp.	4,934,544	0.4
5,600		First Citizens BancShares, Inc.	1,454,264	0.1
140,100		First Commonwealth Financial Corp.	1,260,900	0.1
28,400		First Republic Bank	1,621,356	0.2

VY® FMR® Diversified Mid Cap Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
6,896	@	Hilltop Holdings, Inc.	$134,058	0.0
209,880		Hiscox Ltd.	2,650,790	0.2
42,067		Housing Development Finance Corp.	884,466	0.1
561,027		Huntington Bancshares, Inc.	6,199,348	0.6
153,700		Invesco Ltd.	6,100,353	0.6
253,800		Investors Bancorp, Inc.	2,974,536	0.3
68,409		Jones Lang LaSalle, Inc.	11,656,894	1.0
171,200		Ladder Capital Corp.	3,168,912	0.3
66,345		Lakeland Financial Corp.	2,692,280	0.2
111,742	@	Lazard Ltd.	5,876,512	0.5
13,100		M&T Bank Corp.	1,663,700	0.2
141,601		Marsh & McLennan Cos., Inc.	7,942,400	0.7
14,504		Mid-America Apartment Communities, Inc.	1,120,724	0.1
20,100		Moody's Corp.	2,086,380	0.2
30,536		PacWest Bancorp	1,431,833	0.1
69,997		Primerica, Inc.	3,562,847	0.3
136,600		Principal Financial Group, Inc.	7,017,142	0.6
16,900		Prosperity Bancshares, Inc.	886,912	0.1
86,481		Raymond James Financial, Inc.	4,910,391	0.4
169,200		Regions Financial Corp.	1,598,940	0.1
79,535		Reinsurance Group of America, Inc.	7,411,867	0.7
1,000		SL Green Realty Corp.	128,380	0.0
799,700		SLM Corp.	7,421,216	0.7
36,800	L	Springleaf Holdings, Inc.	1,905,136	0.2
109,687		SunTrust Bank	4,507,039	0.4
59,900		UMB Financial Corp.	3,168,111	0.3
15,100		Virtus Investment Partners, Inc.	1,974,627	0.2
			166,225,078	14.9

		Health Care: 14.1%
30,261	@	Actavis PLC	9,006,279	0.8
81,700		Agilent Technologies, Inc.	3,394,635	0.3
564,465	@	Boston Scientific Corp.	10,019,254	0.9
69,100		Bruker BioSciences Corp.	1,276,277	0.1
154,198		Cardinal Health, Inc.	13,919,453	1.2
42,100	@	Catamaran Corp.	2,506,289	0.2
68,500	@	Community Health Systems, Inc.	3,581,180	0.3
102,500	@	DaVita, Inc.	8,331,200	0.7
108,400		Dentsply International, Inc.	5,516,476	0.5
102,610	@	HCA Holdings, Inc.	7,719,350	0.7
262,800	@	Hologic, Inc.	8,678,970	0.8
48,632		Jazz Pharmaceuticals PLC	8,403,123	0.8
66,129		Mallinckrodt PLC - W/I	8,375,238	0.7
49,744		McKesson Corp.	11,252,093	1.0
311,138		MedAssets, Inc.	5,855,617	0.5
13,600	@	Molina Healthcare, Inc.	915,144	0.1
128,630		Omnicare, Inc.	9,912,228	0.9
155,400		Steris Corp.	10,919,958	1.0
137,262		Teva Pharmaceutical Industries Ltd. ADR	8,551,423	0.8
72,757		Thermo Fisher Scientific, Inc.	9,774,175	0.9
17,700	@	United Therapeutics Corp.	3,052,099	0.3
58,000		Zimmer Holdings, Inc.	6,816,160	0.6
			157,776,621	14.1

		Industrials: 17.0%
90,000		AGCO Corp.	4,287,600	0.4
70,543		Air Lease Corp.	2,662,293	0.2
2,800		Allegiant Travel Co.	538,412	0.1
22,200		Ametek, Inc.	1,166,388	0.1
24,900		AO Smith Corp.	1,634,934	0.2
17,710		Apogee Enterprises, Inc.	765,072	0.1
63,500		ArcBest Corp.	2,406,015	0.2
38,500		Belden CDT, Inc.	3,602,060	0.3
47,697		Caterpillar, Inc.	3,817,191	0.3
23,200		Colfax Corp.	1,107,336	0.1
191,735		Con-way, Inc.	8,461,266	0.8
13,300	@	Copart, Inc.	499,681	0.0
23,000		Corporate Executive Board Co.	1,836,780	0.2
78,600		CSX Corp.	2,603,232	0.2
36,568		Cummins, Inc.	5,069,787	0.5
91,108		Curtiss-Wright Corp.	6,736,526	0.6
44,000		Deere & Co.	3,858,360	0.3
62,848		Dun & Bradstreet Corp.	8,067,169	0.7
136,202		EMCOR Group, Inc.	6,329,307	0.6
31,439	@	Esterline Technologies Corp.	3,597,250	0.3
69,143		FedEx Corp.	11,439,709	1.0
24,300		G&K Services, Inc.	1,762,479	0.2
7,411		GATX Corp.	429,690	0.0
2,412		Granite Construction, Inc.	84,758	0.0
36,300		Herman Miller, Inc.	1,007,688	0.1
24,934		HNI, Corp.	1,375,609	0.1
28,700		Huntington Ingalls Industries, Inc.	4,022,305	0.4
2,146		IDEX Corp.	162,731	0.0
62,240		Illinois Tool Works, Inc.	6,045,994	0.5
68,503		Ingersoll-Rand PLC - Class A	4,663,684	0.4
118,375	@	Jacobs Engineering Group, Inc.	5,345,815	0.5
4,900		JB Hunt Transport Services, Inc.	418,435	0.0
32,642		KAR Auction Services, Inc.	1,238,111	0.1
14,800		Lennox International, Inc.	1,653,012	0.2
105,603	L	Manitowoc Co., Inc.	2,276,801	0.2
30,900		MISUMI Group, Inc.	1,245,310	0.1
86,156		Mueller Industries, Inc.	3,112,816	0.3
126,428	@	Quanta Services, Inc.	3,606,991	0.3
47,235		Republic Services, Inc.	1,915,852	0.2
131,501		Rexnord Corp.	3,509,762	0.3

VY® FMR® Diversified Mid Cap Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
31,666		Rockwell Collins, Inc.	$3,057,352	0.3
32,408		Roper Industries, Inc.	5,574,176	0.5
97,249	@	Saia, Inc.	4,308,131	0.4
69,600		Snap-On, Inc.	10,235,376	0.9
111,519		Southwest Airlines Co.	4,940,292	0.4
199,736		Spirit Airlines, Inc.	15,451,577	1.4
6,100		Stanley Black & Decker, Inc.	581,696	0.1
27,653		Swift Transportation Co.	719,531	0.1
303,142		Textron, Inc.	13,438,285	1.2
20,196		Valmont Industries, Inc.	2,481,684	0.2
13,900		Wabtec Corp.	1,320,639	0.1
63,740		Woodward, Inc.	3,251,377	0.3
			189,724,327	17.0

		Information Technology: 25.5%
181,760		Activision Blizzard, Inc.	4,130,496	0.4
30,305		Alliance Data Systems Corp.	8,977,856	0.8
128,700		Altera Corp.	5,522,517	0.5
82,395	@	Arrow Electronics, Inc.	5,038,454	0.5
50,100		Aruba Networks, Inc.	1,226,949	0.1
747,200		Atmel Corp.	6,149,456	0.6
99,433		Avnet, Inc.	4,424,768	0.4
34,049		Blackhawk Network Holdings, Inc.	1,210,442	0.1
158,300		Broadcom Corp.	6,853,598	0.6
41,443		Broadridge Financial Solutions, Inc. ADR	2,279,779	0.2
103,911		Brocade Communications Systems, Inc.	1,232,904	0.1
371,800	@,L	Cadence Design Systems, Inc.	6,855,992	0.6
257,139		CDW Corp./DE	9,575,856	0.9
3,700	@	Cognizant Technology Solutions Corp.	230,843	0.0
137,840		CommScope Holding Co., Inc.	3,933,954	0.4
69,500		Cypress Semiconductor Corp.	980,645	0.1
200,700	@	Electronic Arts, Inc.	11,804,170	1.1
183,894		EMC Corp.	4,700,331	0.4
155,748		Euronet Worldwide, Inc.	9,150,195	0.8
121,760		EVERTEC, Inc.	2,661,674	0.2
71,891	@	F5 Networks, Inc.	8,263,152	0.7
169,780		Fidelity National Information Services, Inc.	11,555,227	1.0
116,622	@	Fiserv, Inc.	9,259,787	0.8
50,168		FleetCor Technologies, Inc.	7,571,355	0.7
354,418		Freescale Semiconductor Holdings Ltd.	14,446,078	1.3
353,284	@	Genpact Ltd.	8,213,853	0.7
160,441		Global Payments, Inc.	14,709,231	1.3
7,916		Google, Inc. - Class C	4,337,968	0.4
98,700		Intersil Corp.	1,413,384	0.1
27,797		Intuit, Inc.	2,695,197	0.2
35,900		Jabil Circuit, Inc.	839,342	0.1
38,133		Juniper Networks, Inc.	861,043	0.1
43,700		Keysight Technologies, Inc.	1,623,455	0.2
52,800		MAXIMUS, Inc.	3,524,928	0.3
91,700		Methode Electronics, Inc.	4,313,568	0.4
29,664		Microchip Technology, Inc.	1,450,570	0.1
195,600		Nokia OYJ ADR	1,482,648	0.1
251,824		Nvidia Corp.	5,269,417	0.5
157,649	@	NXP Semiconductor NV - NXPI - US	15,821,654	1.4
850,896	@	PMC - Sierra, Inc.	7,896,315	0.7
113,886	@	PTC, Inc.	4,119,257	0.4
100,175		Qorvo, Inc.	7,983,948	0.7
54,734	@	Rovi Corp.	996,706	0.1
112,000	@	Semtech Corp.	2,984,240	0.3
142,758		Super Micro Computer, Inc.	4,740,993	0.4
124,751	@	Synopsys, Inc.	5,778,466	0.5
105,283		TE Connectivity Ltd.	7,540,368	0.7
65,700		Tencent Holdings Ltd.	1,247,637	0.1
281,243		Total System Services, Inc.	10,729,420	1.0
186,600	@	Trimble Navigation Ltd.	4,702,320	0.4
49,400		Visa, Inc.	3,231,254	0.3
164,200		Western Union Co.	3,417,002	0.3
371,836		Xerox Corp.	4,778,093	0.4
			284,738,755	25.5

		Materials: 3.7%
66,392		Albemarle Corp.	3,508,153	0.3
22,711		Aptargroup, Inc.	1,442,602	0.1
10,300		Ashland, Inc.	1,311,293	0.1
770,000	@	B2Gold Corp.	1,149,027	0.1
102,900		Boise Cascade Co.	3,854,634	0.3
124,478	@	Constellium NV - Class A	2,529,393	0.2
174,728		Cytec Industries, Inc.	9,442,301	0.9
67,400		Eastman Chemical Co.	4,668,124	0.4
197,496	@	Ferro Corp.	2,478,575	0.2
30,600		Methanex Corp.	1,638,298	0.2
244,664	@	New Gold, Inc.	820,988	0.1
116,394		PolyOne Corp.	4,347,316	0.4
32,200		Potash Corp. of Saskatchewan, Inc.	1,038,037	0.1
25,600		Praxair, Inc.	3,090,944	0.3
			41,319,685	3.7

		Utilities: 0.7%
19,172		CMS Energy Corp.	669,294	0.1
27,818		Dynegy, Inc.	874,320	0.1
6,632		Energen Corp.	437,712	0.0
120,400		Exelon Corp.	4,046,644	0.4
10,700		NiSource, Inc.	472,512	0.0
35,300		OGE Energy Corp.	1,115,833	0.1
			7,616,315	0.7

	Total Common Stock
	(Cost $943,540,345)		1,119,640,206	100.2

VY® FMR® Diversified Mid Cap Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
PREFERRED STOCK: 0.1%
		Financials: 0.1%
49,856	P	GMAC Capital Trust I	$1,308,720	0.1

		Total Preferred Stock
		(Cost $1,030,152)	1,308,720	0.1

WARRANTS: –%
		Energy: –%
22,657	@	Voyager Oil & Gas, Inc.	–	–

		Total Warrants
		(Cost $–)	–	–

		Total Long-Term Investments
		(Cost $944,570,497)	1,120,948,926	100.3

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.2%
	Securities Lending Collateralcc: 0.2%
1,000,000	Millenium Fixed Income Ltd., Repurchase Agreement dated 03/31/15, 0.22%, due 04/01/15 (Repurchase Amount $1,000,006, collateralized by various U.S. Government Securities, 0.875%-3.125%, Market Value plus accrued interest $1,020,000, due 08/15/17-02/15/42)	1,000,000	0.1
809,411	Nomura Securities, Repurchase Agreement dated 03/31/15, 0.13%, due 04/01/15 (Repurchase Amount $809,414, collateralized by various U.S. Government Agency Obligations, 1.280%-7.500%, Market Value plus accrued interest $825,599, due 08/18/15-10/20/64)	809,411	0.1
		1,809,411	0.2

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.0%
20,717	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.070%††
	(Cost $20,717)	20,717	0.0

	Total Short-Term Investments
	(Cost $1,830,128)	1,830,128	0.2

	Total Investments in Securities (Cost $946,400,625)	$1,122,779,054	100.5
	Liabilities in Excess of Other Assets	(5,696,374)	(0.5)
	Net Assets	$1,117,082,680	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of March 31, 2015.
@	Non-income producing security.
ADR	American Depositary Receipt
P	Preferred Stock may be called prior to convertible date.
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at March 31, 2015.

Cost for federal income tax purposes is $950,301,339.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$205,407,049
Gross Unrealized Depreciation	(32,929,334)

Net Unrealized Appreciation	$172,477,715

VY® FMR® Diversified Mid Cap Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2015
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$203,755,260	$1,962,836	$–	$205,718,096
Consumer Staples	29,906,945	773,149	–	30,680,094
Energy	35,841,235	–	–	35,841,235
Financials	162,689,822	3,535,256	–	166,225,078
Health Care	157,776,621	–	–	157,776,621
Industrials	188,479,017	1,245,310	–	189,724,327
Information Technology	283,491,118	1,247,637	–	284,738,755
Materials	41,319,685	–	–	41,319,685
Utilities	7,616,315	–	–	7,616,315
Total Common Stock	1,110,876,018	8,764,188	–	1,119,640,206
Preferred Stock	–	1,308,720	–	1,308,720
Warrants	–	–	–	–
Short-Term Investments	20,717	1,809,411	–	1,830,128
Total Investments, at fair value	$1,110,896,735	$11,882,319	$–	$1,122,779,054

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

VY® Franklin Income Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 50.4%
		Consumer Discretionary: 3.2%
24,512	@,L	Dex Media, Inc.	$102,705	0.0
500,000		Ford Motor Co.	8,070,000	0.9
181,208		General Motors Co.	6,795,300	0.8
20,000		Las Vegas Sands Corp.	1,100,800	0.1
158,700		Target Corp.	13,024,509	1.4
			29,093,314	3.2

		Consumer Staples: 0.9%
85,000		PepsiCo, Inc.	8,127,700	0.9

		Energy: 7.3%
400,000		BP PLC ADR	15,644,000	1.7
200,000		Canadian Oil Sands Ltd.	1,555,407	0.2
110,000		Chevron Corp.	11,547,800	1.2
30,000		Devon Energy Corp.	1,809,300	0.2
35,000		Halliburton Co.	1,535,800	0.2
20,000		Occidental Petroleum Corp.	1,460,000	0.1
293,400		Royal Dutch Shell PLC - Class A ADR	17,501,310	1.9
30,000		Schlumberger Ltd.	2,503,200	0.3
161,200		Spectra Energy Corp.	5,830,604	0.6
50,000		Total S.A. ADR	2,483,000	0.3
113,000		Williams Cos., Inc.	5,716,670	0.6
			67,587,091	7.3

		Financials: 2.6%
23,077		Commonwealth Bank of Australia	1,636,866	0.2
105,800		JPMorgan Chase & Co.	6,409,364	0.7
82,908		Metlife, Inc.	4,190,999	0.5
45,200		Royal Bank of Canada	2,720,815	0.3
160,000		Wells Fargo & Co.	8,704,000	0.9
			23,662,044	2.6

		Health Care: 4.5%
56,300		Eli Lilly & Co.	4,090,195	0.5
54,800		Johnson & Johnson	5,512,880	0.6
160,200		Merck & Co., Inc.	9,208,296	1.0
378,100		Pfizer, Inc.	13,154,099	1.4
190,000		Sanofi-Aventis SA ADR	9,393,600	1.0
			41,359,070	4.5

		Industrials: 4.5%
16,400		Boeing Co.	2,461,312	0.3
1,222		Ceva Holdings LLC	885,841	0.1
571,600		General Electric Co.	14,181,396	1.5
40,000		Lockheed Martin Corp.	8,118,400	0.9
30,500		Raytheon Co.	3,332,125	0.4
100,000		Republic Services, Inc.	4,056,000	0.4
10,000		United Technologies Corp.	1,172,000	0.1
131,000		Waste Management, Inc.	7,104,130	0.8
			41,311,204	4.5

		Information Technology: 3.4%
243,200		Cisco Systems, Inc.	6,694,080	0.7
660,400	@	First Data Holdings, Inc.	3,706,687	0.4
250,000		Intel Corp.	7,817,500	0.9
123,100		Microsoft Corp.	5,004,630	0.5
109,000		Texas Instruments, Inc.	6,233,165	0.7
49,700		Xilinx, Inc.	2,102,310	0.2
			31,558,372	3.4

		Materials: 7.8%
70,000	L	Agrium, Inc.	7,298,900	0.8
40,000		BASF SE	3,959,807	0.4
377,600		BHP Billiton PLC	8,286,514	0.9
322,900		Dow Chemical Co.	15,492,742	1.7
129,100		Du Pont E I de Nemours & Co.	9,226,777	1.0
251,000		Freeport-McMoRan, Inc.	4,756,450	0.5
130,800		GoldCorp, Inc.	2,370,096	0.2
70,000		LyondellBasell Industries NV - Class A	6,146,000	0.7
60,000		Mosaic Co.	2,763,600	0.3
286,000	L	Rio Tinto PLC ADR	11,840,400	1.3
			72,141,286	7.8

		Telecommunication Services: 2.9%
355,400		AT&T, Inc.	11,603,810	1.3
30,000		CenturyLink, Inc.	1,036,500	0.1
800,000		Telstra Corp., Ltd.	3,840,363	0.4
104,000		Verizon Communications, Inc.	5,057,520	0.5
46,025		Verizon Communications, Inc. - VZC	2,242,500	0.3
954,545		Vodafone Group PLC	3,123,568	0.3
			26,904,261	2.9

		Utilities: 13.3%
53,000		AGL Resources, Inc.	2,631,450	0.3
75,000		American Electric Power Co., Inc.	4,218,750	0.5
86,700		Dominion Resources, Inc.	6,144,429	0.7
194,965		Duke Energy Corp.	14,969,413	1.6
170,000		Dynegy, Inc.	5,343,100	0.6
70,000		Entergy Corp.	5,424,300	0.6
335,000		Exelon Corp.	11,259,350	1.2
80,000		FirstEnergy Corp.	2,804,800	0.3
130,830		NextEra Energy, Inc.	13,612,861	1.5
220,000		Pacific Gas & Electric Co.	11,675,400	1.3
100,000		Pinnacle West Capital Corp.	6,375,000	0.7
185,200		PPL Corp.	6,233,832	0.7
160,000		Public Service Enterprise Group, Inc.	6,707,200	0.7
45,600		Sempra Energy	4,971,312	0.5
220,000		Southern Co.	9,741,600	1.1
162,000		TECO Energy, Inc.	3,142,800	0.3
200,000		Xcel Energy, Inc.	6,962,000	0.7
			122,217,597	13.3

	Total Common Stock
	(Cost $391,910,725)		463,961,939	50.4

VY® Franklin Income Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
PREFERRED STOCK: 4.5%
		Consumer Discretionary: 0.3%
20,000	@	Fiat Chrysler Automobiles NV	$2,755,400	0.3

		Energy: 0.4%
3,500	#	Chesapeake Energy Corp.	3,031,875	0.3
25,000		SandRidge Energy, Inc. 7.0% Conv PS	965,625	0.1
			3,997,500	0.4

		Financials: 2.4%
9,300		Bank of America Corp.	10,760,100	1.2
50	@,P	Federal National Mortgage Association	675,000	0.1
96,100	@,L,P	Federal National Mortgage Association - Series S	399,776	0.0
60,000		Felcor Lodging Trust, Inc.	1,584,372	0.2
40,000	P	Morgan Stanley	1,041,600	0.1
6,000		Wells Fargo & Co.	7,338,000	0.8
			21,798,848	2.4

		Health Care: 0.3%
2,500	@	Actavis plc	2,530,000	0.3

		Industrials: 0.1%
41	@	Ceva Holdings Series A-1	41,000	0.0
1,748	@	Ceva Holdings Series A-2	1,267,177	0.1
			1,308,177	0.1

		Materials: 0.5%
100,000		Alcoa, Inc.	4,384,000	0.5

		Utilities: 0.5%
46,300		Dominion Resources, Inc./VA	2,240,920	0.3
17,000		Dominion Resources, Inc./VA - Series A	954,720	0.1
17,000		Dominion Resources, Inc./VA - Series B	958,800	0.1
			4,154,440	0.5

	Total Preferred Stock
	(Cost $42,751,328)		40,928,365	4.5

EQUITY-LINKED SECURITIES: 3.5%
		Consumer Discretionary: 0.3%
70,000	#,@,Z	Deutshce Bank AG into General Motors Co., 8.000%	2,636,011	0.3

		Consumer Staples: 0.3%
63,000	#,@	Citigroup, Inc. into Whole Foods Market, Inc., 7.000%	2,791,530	0.3

		Energy: 0.8%
30,000	#,@	Barclays Bank PLC into Anadarko Petroleum Corp., 6.000%	2,560,485	0.3
30,000	@,Z	Credit Suisse Group AG into Baker Hughes, Inc., 6.000%	1,814,199	0.2
40,000	@	JPMorgan Chase & Co. into Anadarko Petroleum Corp., 7.000%	3,391,556	0.3
			7,766,240	0.8

		Financials: 0.5%
287,000	@	Goldman Sachs & Co. into Bank of America Corp., 6.000%	4,608,761	0.5

		Information Technology: 1.6%
55,000	#,@	Citigroup, Inc. into Apple, Inc., 7.000%	6,833,640	0.7
123,000	@	Merrill Lynch into Freescale Semiconductor Holdings Ltd., 7.000%	3,274,629	0.4
145,000	@	Merrill Lynch into Intel Corp., 6.500%	4,642,030	0.5
			14,750,299	1.6

	Total Equity-Linked Securities
	(Cost $32,788,041)		32,552,841	3.5

WARRANTS: 0.0%
		Utilities: 0.0%
21,595	@	Dynegy, Inc.	91,131	0.0

	Total Warrants
	(Cost $498,071)		91,131	0.0

Principal Amount†				Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 40.1%
			Basic Materials: 1.0%
	1,000,000	L	AngloGold Ashanti Holdings PLC, 8.500%, 07/30/20	1,078,500	0.1
	862,000	#	First Quantum Minerals Ltd., 6.750%, 02/15/20	801,660	0.1
	862,000	#	First Quantum Minerals Ltd., 7.000%, 02/15/21	803,815	0.1
	666,667	#,L	FMG Resources August 2006 Pty Ltd., 6.875%, 02/01/18	655,000	0.1
	2,000,000	#,L	FMG Resources August 2006 Pty Ltd., 8.250%, 11/01/19	1,697,500	0.2
	1,000,000		HudBay Minerals, Inc., 9.500%, 10/01/20	1,045,000	0.1
	400,000	#,L	INEOS Group Holdings SA, 5.875%, 02/15/19	396,500	0.0
EUR	2,500,000	#	Kerling PLC, 10.625%, 02/01/17	2,745,237	0.3
				9,223,212	1.0

			Communications: 9.5%
	1,800,000	#	Altice Financing SA, 6.625%, 02/15/23	1,863,000	0.2

VY® Franklin Income Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Communications: (continued)
2,200,000	#	Altice SA, 7.625%, 02/15/25	$2,215,125	0.2
700,000	#	Altice SA, 7.750%, 05/15/22	714,000	0.1
3,000,000		Cablevision Systems Corp., 7.750%, 04/15/18	3,341,250	0.4
1,000,000		Cablevision Systems Corp., 8.625%, 09/15/17	1,127,500	0.1
1,300,000		CCO Holdings LLC / CCO Holdings Capital Corp., 5.750%, 01/15/24	1,361,750	0.1
2,500,000		CCO Holdings LLC / CCO Holdings Capital Corp., 6.500%, 04/30/21	2,634,375	0.3
500,000		CenturyLink, Inc., 6.750%, 12/01/23	552,500	0.1
7,617,472		Clear Channel Communications, Inc., 6.928%, 01/30/19	7,263,259	0.8
1,485,057		Clear Channel Communications, Inc., 7.678%, 07/30/19	1,435,679	0.2
1,853,000		Clear Channel Communications, Inc., 9.000%, 12/15/19	1,846,051	0.2
5,300,000		Clear Channel Communications, Inc., 9.000%, 03/01/21	5,094,625	0.6
1,500,000	#	CommScope, Inc., 5.000%, 06/15/21	1,505,625	0.2
2,000,000		CSC Holdings, LLC, 6.750%, 11/15/21	2,227,500	0.2
900,000		Frontier Communications Corp., 8.500%, 04/15/20	1,014,750	0.1
1,500,000		Frontier Communications Corp., 9.250%, 07/01/21	1,745,625	0.2
3,700,000		iHeartCommunications, Inc., 9.000%, 09/15/22	3,552,000	0.4
2,000,000		Intelsat Jackson Holdings SA, 5.500%, 08/01/23	1,897,500	0.2
2,000,000	#	Numericable Group SA, 6.000%, 05/15/22	2,032,500	0.2
100,000		Outfront Media Capital LLC / Outfront Media Capital Corp., 5.250%, 02/15/22	105,000	0.0
100,000		Outfront Media Capital LLC / Outfront Media Capital Corp., 5.625%, 02/15/24	105,125	0.0
2,400,000	#	Sirius XM Radio, Inc., 6.000%, 07/15/24	2,526,000	0.3
1,000,000		Sprint Nextel Corp., 7.000%, 08/15/20	1,020,625	0.1
4,700,000		Sprint Nextel Corp., 7.875%, 09/15/23	4,817,500	0.5
3,500,000	#	Sprint Nextel Corp., 9.000%, 11/15/18	4,025,000	0.4
1,000,000		Sprint Nextel Corp., 9.125%, 03/01/17	1,095,000	0.1
3,500,000		Sprint Nextel Corp., 11.500%, 11/15/21	4,243,750	0.5
2,500,000	#	Telecom Italia SpA, 5.303%, 05/30/24	2,628,125	0.3
2,500,000		T-Mobile USA, Inc., 6.633%, 04/28/21	2,628,125	0.3
2,500,000		T-Mobile USA, Inc., 6.731%, 04/28/22	2,640,625	0.3
4,000,000	#	Univision Communications, Inc., 5.125%, 05/15/23	4,080,000	0.4
3,400,000		Verizon Communications, Inc., 5.150%, 09/15/23	3,900,759	0.4
3,700,000		Verizon Communications, Inc., 6.550%, 09/15/43	4,811,425	0.5
2,000,000	#	Virgin Media Secured Finance PLC, 5.500%, 01/15/25	2,077,500	0.2
1,900,000		Visant Corp., 10.000%, 10/01/17	1,710,000	0.2
1,500,000	#	Wind Acquisition Finance SA, 7.375%, 04/23/21	1,560,000	0.2
			87,399,173	9.5

		Consumer, Cyclical: 4.2%
1,800,000	#	Academy Ltd. / Academy Finance Corp., 9.250%, 08/01/19	1,917,000	0.2
1,500,000	#,L	Algeco Scotsman Global Finance Plc, 8.500%, 10/15/18	1,494,375	0.2
4,300,000		Chrysler Group LLC/CG Co-Issuer, Inc., 8.250%, 06/15/21	4,790,673	0.5
5,100,000	#	Cleopatra Finance Ltd, 6.250%, 02/15/22	4,998,000	0.5
5,100,000	#	Cleopatra Finance Ltd, 6.500%, 02/15/25	4,934,250	0.5
2,000,000		Dollar General Corp., 3.250%, 04/15/23	1,946,912	0.2
1,600,000	#	Family Tree Escrow LLC, 5.750%, 03/01/23	1,688,000	0.2
3,200,000		Goodyear Tire & Rubber Co., 6.500%, 03/01/21	3,412,000	0.4
600,000		Goodyear Tire & Rubber Co., 8.250%, 08/15/20	637,500	0.1
1,250,000	#	HD Supply, Inc., 5.250%, 12/15/21	1,290,625	0.1
2,500,000		KB Home, 7.500%, 09/15/22	2,575,000	0.3
400,000		MGM Resorts International, 6.750%, 10/01/20	428,500	0.0
1,500,000		MGM Resorts International, 10.000%, 11/01/16	1,668,750	0.2
760,128		Navistar International Corp., 5.750%, 08/17/17	764,720	0.1
1,400,000	L	Navistar International Corp., 8.250%, 11/01/21	1,366,750	0.1

VY® Franklin Income Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Principal Amount†				Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
			Consumer, Cyclical: (continued)
	2,500,000	#	New Red Finance, Inc., 6.000%, 04/01/22	$2,603,125	0.3
EUR	1,500,000	#	Volkswagen International Finance NV, 5.500%, 11/09/15	2,315,015	0.3
				38,831,195	4.2

			Consumer, Non-cyclical: 4.6%
	388,000	#	Albertsons Holdings LLC/Saturn Acquisition Merger Sub, Inc., 7.750%, 10/15/22	417,100	0.0
	2,000,000	L	Alliance One International, Inc., 9.875%, 07/15/21	1,760,000	0.2
	500,000		CHS/Community Health Systems, Inc., 5.125%, 08/01/21	517,500	0.1
	1,000,000		CHS/Community Health Systems, Inc., 6.875%, 02/01/22	1,068,750	0.1
	1,000,000	#	Cott Beverages, Inc., 5.375%, 07/01/22	966,250	0.1
	3,600,000		DaVita HealthCare Partners, Inc., 5.125%, 07/15/24	3,685,500	0.4
	2,000,000		HCA, Inc., 5.875%, 05/01/23	2,165,000	0.2
	3,400,000		HCA, Inc., 6.500%, 02/15/20	3,836,900	0.4
	3,200,000		HCA, Inc., 7.500%, 02/15/22	3,740,000	0.4
	1,000,000	#,&	Jaguar Holding Co. I, 9.375%, 10/15/17	1,025,000	0.1
	2,000,000	#	JBS USA LLC / JBS USA Finance, Inc., 7.250%, 06/01/21	2,115,000	0.2
	800,000	#	JBS USA LLC / JBS USA Finance, Inc., 8.250%, 02/01/20	854,000	0.1
	1,500,000	#	Laureate Education, Inc., 10.000%, 09/01/19	1,425,000	0.2
	900,000		Reynolds Group Issuer, Inc., 5.750%, 10/15/20	932,625	0.1
	1,400,000		Reynolds Group Issuer, Inc., 7.875%, 08/15/19	1,484,000	0.2
	500,000		Reynolds Group Issuer, Inc., 8.250%, 02/15/21	537,500	0.1
	2,300,000		Reynolds Group Issuer, Inc., 9.875%, 08/15/19	2,475,375	0.3
	2,800,000		Tenet Healthcare Corp., 8.125%, 04/01/22	3,094,000	0.3
	2,455,000		Tenet Healthcare Corp., 8.000%, 08/01/20	2,583,887	0.3
	1,100,000		United Rentals North America, Inc., 8.375%, 09/15/20	1,183,105	0.1
	1,000,000		US Foods, Inc., 8.500%, 06/30/19	1,052,500	0.1
	2,300,000	#	Valeant Pharmaceuticals International, Inc., 7.500%, 07/15/21	2,496,213	0.3
	1,700,000	#	VRX Escrow Corp., 5.875%, 05/15/23	1,746,750	0.2
	1,300,000	#	VRX Escrow Corp., 6.125%, 04/15/25	1,350,375	0.1
				42,512,330	4.6

			Diversified: 0.3%
	800,000	#,L	Argos Merger Sub, Inc., 7.125%, 03/15/23	831,000	0.1
	600,000	#,L	Stena AB, 7.000%, 02/01/24	585,000	0.1
	1,500,000	#,L	Stena International SA, 5.750%, 03/01/24	1,432,500	0.1
				2,848,500	0.3

			Energy: 6.7%
	1,200,000	#,L	Alpha Natural Resources, Inc., 7.500%, 08/01/20	503,684	0.1
	1,100,000		Antero Resources Corp., 5.375%, 11/01/21	1,071,125	0.1
	1,500,000		Arch Coal, Inc., 7.250%, 06/15/21	341,250	0.0
	1,000,000		Bill Barrett Corp., 7.000%, 10/15/22	874,375	0.1
	1,300,000		BreitBurn Energy Partners L.P. / BreitBurn Finance Corp., 7.875%, 04/15/22	942,500	0.1
	3,400,000	#,L	California Resources Corp., 6.000%, 11/15/24	2,996,250	0.3
	4,500,000	L	Chesapeake Energy Corp., 5.750%, 03/15/23	4,410,000	0.5
	800,000		Chesapeake Energy Corp., 6.875%, 11/15/20	840,000	0.1
	4,000,000		Chesapeake Energy Corp., 7.250%, 12/15/18	4,340,000	0.5
	8,000,000		Cobalt International Energy, Inc., 3.125%, 05/15/24	5,935,000	0.6
	3,500,000		CONSOL Energy, Inc., 5.875%, 04/15/22	3,185,000	0.3
	1,500,000		Denbury Resources, Inc., 5.500%, 05/01/22	1,357,500	0.2
	1,500,000		El Paso Corp., 7.750%, 01/15/32	1,855,611	0.2
	1,500,000	L	Energy XXI Gulf Coast, Inc., 9.250%, 12/15/17	1,020,000	0.1
	1,800,000	#	Energy XXI Gulf Coast, Inc., 11.000%, 03/15/20	1,716,750	0.2
	2,500,000		EP Energy, LLC, 9.375%, 05/01/20	2,628,125	0.3
	2,500,000		Fieldwood Energy - Term Loan 2L, 8.375%, 09/30/20	1,839,845	0.2
	2,000,000	L	Halcon Resources Corp., 9.750%, 07/15/20	1,420,000	0.2
	500,000	#,L	Hercules Offshore, Inc., 10.250%, 04/01/19	158,750	0.0
	200,000	#	Kinder Morgan, Inc./DE, 5.000%, 02/15/21	214,029	0.0
	1,600,000	#	Kinder Morgan, Inc./DE, 5.625%, 11/15/23	1,762,379	0.2
	2,000,000		Linn Energy, LLC/Linn Energy Finance Corp., 8.625%, 04/15/20	1,720,000	0.2

VY® Franklin Income Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Energy: (continued)
1,000,000	L	Midstates Petroleum Co., Inc. / Midstates Petroleum Co. LLC, 10.750%, 10/01/20	$545,000	0.1
1,500,000	#	NGPL PipeCo, LLC, 7.119%, 12/15/17	1,492,500	0.2
1,500,000	L	Niska Gas Storage Canada ULC / Niska Gas Storage Canada Finance Corp., 6.500%, 04/01/19	1,121,250	0.1
4,949,749		Ocean Rig - Term Loan B1, 6.000%, 03/31/21	3,791,508	0.4
1,500,000	#	Ocean Rig UDW, Inc., 7.250%, 04/01/19	877,500	0.1
2,000,000	L	Peabody Energy Corp., 6.250%, 11/15/21	1,237,500	0.1
3,000,000	#,L	Peabody Energy Corp., 10.000%, 03/15/22	2,670,000	0.3
400,000		Regency Energy Partners L.P. / Regency Energy Finance Corp., 5.875%, 03/01/22	436,000	0.0
1,250,000		Rice Energy, Inc., 6.250%, 05/01/22	1,225,000	0.1
2,300,000		Sabine Pass Liquefaction LLC, 5.750%, 05/15/24	2,323,000	0.3
2,800,000	L	Sanchez Energy Corp., 7.750%, 06/15/21	2,716,000	0.3
1,000,000		SandRidge Energy, Inc., 8.125%, 10/15/22	618,500	0.1
2,000,000		W&T Offshore, Inc., 8.500%, 06/15/19	1,220,000	0.1
			61,405,931	6.7

		Financial: 5.0%
2,000,000		Bank of America Corp., 6.100%, 12/29/49	2,033,750	0.2
1,500,000		Bank of America Corp., 8.125%, 12/29/49	1,625,625	0.2
6,500,000		Citigroup, Inc., 5.875%, 12/29/49	6,581,250	0.7
6,000,000		Citigroup, Inc., 6.300%, 12/29/49	6,142,500	0.7
2,000,000		International Lease Finance Corp., 8.875%, 09/01/17	2,265,000	0.2
2,000,000		JPMorgan Chase & Co., 5.000%, 12/29/49	1,974,900	0.2
2,000,000		JPMorgan Chase & Co., 5.150%, 05/29/49	1,957,500	0.2
12,500,000		JPMorgan Chase & Co., 7.900%, 04/29/49	13,515,625	1.5
1,500,000		Morgan Stanley, 5.550%, 12/29/49	1,518,750	0.2
800,000	#	NRG Yield Operating LLC, 5.375%, 08/15/24	836,000	0.1
2,500,000	#	OneMain Financial Holdings, Inc., 6.750%, 12/15/19	2,587,500	0.3
3,000,000	#	OneMain Financial Holdings, Inc., 7.250%, 12/15/21	3,120,000	0.3
1,600,000		Wells Fargo & Co., 5.900%, 12/29/49	1,670,000	0.2
			45,828,400	5.0

		Industrial: 1.6%
1,600,000	#,L	Abengoa Finance SAU, 8.875%, 11/01/17	1,640,000	0.2
1,600,000	#	Bombardier, Inc., 7.500%, 03/15/25	1,583,000	0.2
2,000,000	#	BWAY Holding Co., 9.125%, 08/15/21	2,090,000	0.2
605,000		Cemex SAB de CV, 3.750%, 03/15/18	717,681	0.1
1,500,000	#	Cemex SAB de CV, 7.250%, 01/15/21	1,605,000	0.2
2,400,000	#	CEVA Group PLC, 4.000%, 05/01/18	2,190,000	0.2
2,250,000		CHC Helicopter SA, 9.250%, 10/15/20	1,923,750	0.2
1,300,000		TransDigm, Inc., 6.500%, 07/15/24	1,313,000	0.2
1,300,000		TransDigm, Inc., 6.000%, 07/15/22	1,304,875	0.1
			14,367,306	1.6

		Technology: 3.6%
2,500,000	#	BMC Software Finance, Inc., 8.125%, 07/15/21	2,300,000	0.2
500,000	#,&	Boxer Parent Co., Inc., 9.000%, 10/15/19	415,000	0.0
1,426,000		CDW, LLC / CDW Finance Corp., 8.500%, 04/01/19	1,486,605	0.2
3,276,964		First Data Corp. - Term Loan B-3, 3.674%, 03/24/18	3,279,352	0.4
6,179,000	#	First Data Corp., 8.250%, 01/15/21	6,688,768	0.7
3,187,000	#,&	First Data Corp., 8.750%, 01/15/22	3,445,944	0.4
6,400,000		First Data Corp., 12.625%, 01/15/21	7,600,000	0.8
4,994,000		Freescale Semiconductor, Inc., 10.750%, 08/01/20	5,443,460	0.6
600,000		Infor US, Inc., 9.375%, 04/01/19	644,250	0.1
1,120,428		SRA International, Inc. - Term Loan B, 6.500%, 07/20/18	1,127,081	0.1
800,000		SRA International, Inc., 11.000%, 10/01/19	852,000	0.1
			33,282,460	3.6

		Utilities: 3.6%
3,000,000		Calpine Corp., 5.375%, 01/15/23	3,015,000	0.3
3,500,000		Calpine Corp., 5.750%, 01/15/25	3,539,375	0.4
678,000	#	Calpine Corp., 7.875%, 01/15/23	752,716	0.1
10,000,000	#	Dynegy Finance I, Inc. / Dynegy Finance II, Inc., 6.750%, 11/01/19	10,362,500	1.1

VY® Franklin Income Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
5,000,000	# Dynegy Finance I, Inc. / Dynegy Finance II, Inc., 7.375%, 11/01/22	$5,275,000	0.6
5,000,000	# InterGen NV, 7.000%, 06/30/23	4,862,500	0.5
3,000,000	NGL Energy Partners L.P. / NGL Energy Finance Corp., 6.875%, 10/15/21	3,150,000	0.3
2,500,000	Sabine Pass LNG LP, 7.500%, 11/30/16	2,668,750	0.3
		33,625,841	3.6

	Total Corporate Bonds/Notes
	(Cost $364,403,019)	369,324,348	40.1

	Total Long-Term Investments
	(Cost $832,351,184)	906,858,624	98.5

SHORT-TERM INVESTMENTS: 5.4%
	U.S. Government Agency Obligations: 0.1%
700,000	Federal Home Loan Bank Discount Notes, 04/01/15
	(Cost $700,000)	700,000	0.1

	Securities Lending Collateralcc: 5.3%
2,447,500	BNP Paribas Bank, Repurchase Agreement dated 03/31/15, 0.13%, due 04/01/15 (Repurchase Amount $2,447,509, collateralized by various U.S. Government Agency Obligations, 1.625%-6.000%, Market Value plus accrued interest $2,496,450, due 06/01/16-03/01/45)	2,447,500	0.3
11,627,468	Daiwa Capital Markets, Repurchase Agreement dated 03/31/15, 0.18%, due 04/01/15 (Repurchase Amount $11,627,525, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.000%, Market Value plus accrued interest $11,860,018, due 02/15/16-03/01/48)	11,627,468	1.3
11,627,468	Merrill Lynch & Co., Inc., Repurchase Agreement dated 03/31/15, 0.15%, due 04/01/15 (Repurchase Amount $11,627,516, collateralized by various U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $11,860,017, due 06/01/15-04/01/45)	11,627,468	1.3
11,627,468	Millenium Fixed Income Ltd., Repurchase Agreement dated 03/31/15, 0.22%, due 04/01/15 (Repurchase Amount $11,627,538, collateralized by various U.S. Government Securities, 0.875%-3.125%, Market Value plus accrued interest $11,860,018, due 08/15/17-02/15/42)	11,627,468	1.2
11,627,468	Nomura Securities, Repurchase Agreement dated 03/31/15, 0.13%, due 04/01/15 (Repurchase Amount $11,627,509, collateralized by various U.S. Government Agency Obligations, 1.280%-7.500%, Market Value plus accrued interest $11,860,017, due 08/18/15-10/20/64)	11,627,468	1.2
		48,957,372	5.3

	Total Short-Term Investments
	(Cost $49,657,372)	49,657,372	5.4

	Total Investments in Securities (Cost $882,008,556)	$956,515,996	103.9
	Liabilities in Excess of Other Assets	(36,147,142)	(3.9)
	Net Assets	$920,368,854	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
@	Non-income producing security.
&	Payment-in-kind
ADR	American Depositary Receipt
P	Preferred Stock may be called prior to convertible date.
cc	Represents securities purchased with cash collateral received for securities on loan.

VY® Franklin Income Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

L	Loaned security, a portion or all of the security is on loan at March 31, 2015.
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.

EUR	EU Euro

Cost for federal income tax purposes is $882,028,444.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$140,467,461
Gross Unrealized Depreciation	(65,979,909)

Net Unrealized Appreciation	$74,487,552

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2015
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$29,093,314	$–	$–	$29,093,314
Consumer Staples	8,127,700	–	–	8,127,700
Energy	67,587,091	–	–	67,587,091
Financials	22,025,178	1,636,866	–	23,662,044
Health Care	41,359,070	–	–	41,359,070
Industrials	40,425,363	–	885,841	41,311,204
Information Technology	27,851,685	–	3,706,687	31,558,372
Materials	59,894,965	12,246,321	–	72,141,286
Telecommunication Services	17,697,830	9,206,431	–	26,904,261
Utilities	122,217,597	–	–	122,217,597
Total Common Stock	436,279,793	23,089,618	4,592,528	463,961,939
Preferred Stock	19,673,440	19,946,748	1,308,177	40,928,365
Equity-Linked Securities	–	32,552,841	–	32,552,841
Warrants	91,131	–	–	91,131
Corporate Bonds/Notes	–	369,324,348	–	369,324,348
Short-Term Investments	–	49,657,372	–	49,657,372
Total Investments, at fair value	$456,044,364	$494,570,927	$5,900,705	$956,515,996

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

VY® Franklin Mutual Shares Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 83.2%
		Consumer Discretionary: 8.7%
102,325		CBS Corp. - Class B	$6,203,965	1.3
28,270		Cengage Learning Holdings II L.P.	636,075	0.1
27,995		Comcast Corp. – Special Class A	1,569,540	0.3
189,800		General Motors Co.	7,117,500	1.4
440,822	@	Prime AET&D Holdings	–	–
396,385		Reed Elsevier PLC	6,816,969	1.3
54,088		Time Warner Cable, Inc.	8,106,710	1.6
43,669		Time Warner, Inc.	3,687,410	0.7
15,346		Tribune Co. - Class B	933,190	0.2
10,093		Tribune Publishing Co.	195,804	0.1
260,724		Twenty-First Century Fox, Inc. Class B	8,572,605	1.7
			43,839,768	8.7

		Consumer Staples: 10.6%
97,180		Altria Group, Inc.	4,860,944	1.0
169,755		Avon Products, Inc.	1,356,342	0.3
152,846		British American Tobacco PLC	7,914,949	1.6
46,000		CVS Caremark Corp.	4,747,660	0.9
19,980		Energizer Holdings, Inc.	2,758,239	0.5
122,962		Imperial Tobacco Group PLC	5,393,860	1.1
63,240		Kroger Co.	4,847,978	1.0
110,522		Lorillard, Inc.	7,222,613	1.4
59,781		PepsiCo, Inc.	5,716,259	1.1
30,451		Philip Morris International, Inc.	2,293,874	0.5
69,960		Walgreens Boots Alliance, Inc.	5,924,213	1.2
			53,036,931	10.6

		Energy: 8.0%
29,540		Anadarko Petroleum Corp.	2,446,207	0.5
85,499		Apache Corp.	5,158,155	1.0
88,837		Baker Hughes, Inc.	5,648,256	1.1
201,363		BG Group PLC	2,471,465	0.5
497,615		BP PLC	3,225,608	0.6
78,709		Consol Energy, Inc.	2,195,194	0.5
177,982		Marathon Oil Corp.	4,647,110	0.9
47,184		Murphy Oil Corp.	2,198,774	0.5
228,983		Royal Dutch Shell PLC	6,832,522	1.4
267,898		Talisman Energy, Inc.	2,057,457	0.4
20,579		Talisman Energy, Inc. - TSX	157,769	0.0
78,313	@	Transocean Ltd.	1,148,852	0.2
67,165	@	Whiting Petroleum Corp.	2,075,399	0.4
			40,262,768	8.0

		Financials: 20.6%
58,596		ACE Ltd.	6,532,868	1.3
152,282		American International Group, Inc.	8,343,531	1.7
9,488		Alexander's, Inc.	4,332,031	0.9
11,780	@	Alleghany Corp.	5,736,860	1.1
70,138		Allstate Corp.	4,991,721	1.0
107,600		Ally Financial, Inc.	2,257,448	0.4
1,206,540		Barclays PLC	4,355,020	0.9
87,403		CIT Group, Inc.	3,943,623	0.8
102,772		Citigroup, Inc.	5,294,813	1.0
169,732		Citizens Financial Group, Inc.	4,095,633	0.8
16,005		Columbia Banking System, Inc.	463,665	0.1
49,872		FCB Financial Holdings, Inc.	1,364,997	0.3
31,963	@	Forestar Real Estate Group, Inc.	504,057	0.1
9,584		Guaranty Bancorp	162,545	0.0
106,360		JPMorgan Chase & Co.	6,443,289	1.3
68,364		KB Financial Group, Inc.	2,413,169	0.5
110,009		Metlife, Inc.	5,560,955	1.1
105,460		PNC Financial Services Group, Inc.	9,833,090	2.0
21,086		Societe Generale	1,018,071	0.2
90,081		SunTrust Bank	3,701,428	0.7
62,534		Wells Fargo & Co.	3,401,850	0.7
19,668		White Mountains Insurance Group Ltd.	13,463,139	2.7
138,834		XL Group PLC	5,109,091	1.0
			103,322,894	20.6

		Health Care: 12.9%
42,197		Cigna Corp.	5,461,980	1.1
121,065		Eli Lilly & Co.	8,795,372	1.7
78,238	@	Hospira, Inc.	6,872,426	1.4
168,527		Medtronic PLC	13,143,421	2.6
223,702		Merck & Co., Inc.	12,858,391	2.6
62,649		Stryker Corp.	5,779,370	1.1
193,214		Teva Pharmaceutical Industries Ltd. ADR	12,037,232	2.4
			64,948,192	12.9

		Industrials: 4.8%
3,145		AP Moller - Maersk A/S - Class B	6,573,764	1.3
42,740		BE Aerospace, Inc.	2,719,119	0.5
60,766		Caterpillar, Inc.	4,863,103	1.0
315,223		CNH Industrial NV	2,583,333	0.5
104,423		Federal Signal Corp.	1,648,839	0.3
34,239		Huntington Ingalls Industries, Inc.	4,798,596	1.0
23,420		KLX, Inc.	902,607	0.2
			24,089,361	4.8

		Information Technology: 11.3%
84,050		Apple, Inc.	10,458,342	2.1
136,330		CA, Inc.	4,445,721	0.9
247,956		Cisco Systems, Inc.	6,824,989	1.4
141,667		Hewlett-Packard Co.	4,414,344	0.9
330,124		Microsoft Corp.	13,421,191	2.7
2,776		Samsung Electronics Co., Ltd.	3,599,788	0.7
303,839		Symantec Corp.	7,099,198	1.4
483,992		Xerox Corp.	6,219,297	1.2
			56,482,870	11.3

		Materials: 3.7%
188,012		Freeport-McMoRan, Inc.	3,562,827	0.7

VY® Franklin Mutual Shares Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Materials: (continued)
106,463	International Paper Co.	$5,907,632	1.2
105,138	MeadWestvaco Corp.	5,243,232	1.0
144,055	ThyssenKrupp AG	3,771,374	0.8
		18,485,065	3.7

	Telecommunication Services: 1.9%
1,006,780	Koninklijke KPN NV	3,412,621	0.7
1,858,148	Vodafone Group PLC	6,080,438	1.2
		9,493,059	1.9

	Utilities: 0.7%
138,900	NRG Energy, Inc.	3,498,891	0.7

	Total Common Stock
	(Cost $321,494,549)	417,459,799	83.2

PREFERRED STOCK: 0.7%
	Consumer Discretionary: 0.7%
14,064	Volkswagen AG	3,729,793	0.7

	Total Preferred Stock
	(Cost $3,597,292)	3,729,793	0.7

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 6.6%
		Communications: 2.7%
1,900,270		Avaya, Inc. - TL B3, 4.676%, 10/26/17	1,874,973	0.4
463,422		Avaya, Inc. - TL B6, 6.500%, 03/30/18	463,004	0.1
1,276,000	#	Avaya, Inc., 7.000%, 04/01/19	1,272,810	0.2
4,007,000	#	Avaya, Inc., 10.500%, 03/01/21	3,436,003	0.7
180,635		Cengage Learning Acquisitions, Inc. - TL 1L, 7.000%, 03/31/20	181,606	0.0
3,078,298		Clear Channel Communications, Inc., 6.928%, 01/30/19	2,935,157	0.6
989,430		Clear Channel Communications, Inc., 7.678%, 07/30/19	956,531	0.2
2,575,000		Clear Channel Communications, Inc., 9.000%, 12/15/19	2,565,344	0.5
32,493		Tribune Co., Escrow	–	–
			13,685,428	2.7

		Consumer, Cyclical: 1.5%
1,014,900	±	Caesars - TL B7, 9.750%, 03/01/17	928,634	0.2
322,339	±	Caesars Entertainment Operating Co., Inc., 6.005%, 01/26/18	295,140	0.1
1,532,294	±	Caesars Entertainment Operating Co., Inc., 7.005%, 01/28/18	1,408,752	0.3
2,641,267		JC Penney - TL 1L, 6.000%, 05/21/18	2,636,975	0.5
269,000		Toys R Us, 8.250%, 10/15/19	266,310	0.0
2,270,535		Toys R Us, 9.750%, 04/24/20	2,115,003	0.4
			7,650,814	1.5

		Energy: 0.8%
80,148		NGPL PipeCo, LLC, 6.750%, 09/15/17	76,822	0.0
987,000	#	NGPL PipeCo, LLC, 7.119%, 12/15/17	982,065	0.2
1,464,000	#	NGPL PipeCo, LLC, 9.625%, 06/01/19	1,459,425	0.3
1,685,000		Samson Investment Co., 9.750%, 02/15/20	471,800	0.1
1,177,933		Walter Energy, Inc., 7.250%, 04/01/18	719,800	0.1
660,000	#	Walter Energy, Inc., 9.500%, 10/15/19	399,300	0.1
550,000	#,&	Walter Energy, Inc., 11.000%, 04/01/20	55,000	0.0
			4,164,212	0.8

		Financial: 0.4%
14,181,365		Lehman Brothers Holdings, Inc. - Claim, 5.790%, 12/31/49	2,003,118	0.4
1,216,000	±	Tropicana Entertainment, LLC, 12/15/14	–	–
			2,003,118	0.4

		Utilities: 1.2%
6,400,233		Texas Competitive Electric Holdings Co., LLC, 4.668%, 10/10/17	3,844,140	0.8
3,208,000	#,±	Texas Competitive Electric Holdings Co., LLC, 11.500%, 10/01/20	2,021,040	0.4
			5,865,180	1.2

	Total Corporate Bonds/Notes
	(Cost $37,847,712)		33,368,752	6.6

MUNICIPAL BONDS: 0.3%
		Puerto Rico: 0.3%
1,607,000		Commonwealth of Puerto Rico, 8.000%, 07/01/35	1,319,797	0.3

	Total Municipal Bonds
	(Cost $1,499,851)		1,319,797	0.3

	Total Long-Term Investments
	(Cost $364,439,404)		455,878,141	90.8

SHORT-TERM INVESTMENTS: 5.3%
		U.S. Treasury Bills: 5.3%
1,500,000		United States Treasury Bill, 0.010%, 07/09/15	1,499,960	0.3
3,000,000		United States Treasury Bill, 0.020%, 04/16/15	2,999,970	0.6

VY® Franklin Mutual Shares Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
2,500,000	United States Treasury Bill, 0.020%, 04/09/15	$2,499,990	0.5
2,000,000	United States Treasury Bill, 0.020%, 05/14/15	1,999,946	0.4
3,000,000	United States Treasury Bill, 0.030%, 04/30/15	2,999,916	0.6
1,000,000	United States Treasury Bill, 0.030%, 07/02/15	999,923	0.2
2,000,000	United States Treasury Bill, 0.040%, 07/23/15	1,999,764	0.4
3,500,000	United States Treasury Bill, 0.060%, 08/20/15	3,499,177	0.7
1,000,000	United States Treasury Bill, 0.060%, 08/06/15	999,806	0.2
5,000,000	United States Treasury Bill, 0.070%, 08/27/15	4,998,510	1.0
2,000,000	United States Treasury Bill, 0.080%, 09/03/15	1,999,332	0.4
		26,496,294	5.3

	Total Short-Term Investments
	(Cost $26,495,462)	26,496,294	5.3

	Total Investments in Securities (Cost $390,934,866)	$482,374,435	96.1
	Assets in Excess of Other Liabilities	19,654,017	3.9
	Net Assets	$502,028,452	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
@	Non-income producing security.
&	Payment-in-kind
ADR	American Depositary Receipt
±	Defaulted security

Cost for federal income tax purposes is $391,615,447.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$117,083,274
Gross Unrealized Depreciation	(26,324,286)

Net Unrealized Appreciation	$90,758,988

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2015
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$37,022,799	$6,816,969	$–	$43,839,768
Consumer Staples	39,728,122	13,308,809	–	53,036,931
Energy	27,733,173	12,529,595	–	40,262,768

VY® Franklin Mutual Shares Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2015
Financials	$95,536,634	$7,786,260	$–	$103,322,894
Health Care	64,948,192	–	–	64,948,192
Industrials	14,932,264	9,157,097	–	24,089,361
Information Technology	52,883,082	3,599,788	–	56,482,870
Materials	14,713,691	3,771,374	–	18,485,065
Telecommunication Services	–	9,493,059	–	9,493,059
Utilities	3,498,891	–	–	3,498,891
Total Common Stock	350,996,848	66,462,951	–	417,459,799
Preferred Stock	–	3,729,793	–	3,729,793
Corporate Bonds/Notes	–	33,368,752	–	33,368,752
Municipal Bonds	–	1,319,797	–	1,319,797
Short-Term Investments	–	26,496,294	–	26,496,294
Total Investments, at fair value	$350,996,848	$131,377,587	$–	$482,374,435
Other Financial Instruments+
Forward Foreign Currency Contracts	–	3,140,020	–	3,140,020
Total Assets	$350,996,848	$134,517,607	$–	$485,514,455
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(202,859)	$–	$(202,859)
Total Liabilities	$–	$(202,859)	$–	$(202,859)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At March 31, 2015, the following forward foreign currency contracts were outstanding for VY® Franklin Mutual Shares Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

Bank of America	British Pound	2,887,900	Buy	08/19/15	$4,457,214	$4,280,148	$(177,066)
Bank of America	South Korean Won	63,034,813	Buy	08/12/15	56,824	56,611	(213)
HSBC Bank PLC	British Pound	454,664	Buy	08/19/15	679,018	673,856	(5,162)
State Street Bank	EU Euro	11,667	Buy	05/18/15	13,234	12,553	(681)
State Street Bank	EU Euro	151,000	Buy	05/18/15	170,850	162,464	(8,386)
							$(191,508)

Bank of America	EU Euro	52,343	Sell	07/20/15	$60,572	$56,372	$4,200
Bank of America	EU Euro	33,234	Sell	07/20/15	35,382	35,792	(410)
Bank of America	EU Euro	51,391	Sell	07/20/15	54,620	55,346	(726)
Bank of America	EU Euro	32,250	Sell	07/20/15	35,080	34,733	347
Bank of America	EU Euro	20,850	Sell	07/20/15	22,727	22,455	272
Bank of America	South Korean Won	103,104,686	Sell	08/12/15	91,062	92,597	(1,535)
Bank of America	EU Euro	90,193	Sell	07/20/15	102,901	97,135	5,766
Bank of America	British Pound	149,642	Sell	08/19/15	221,032	221,784	(752)
Bank of America	EU Euro	17,622	Sell	07/20/15	20,163	18,978	1,185
Bank of America	EU Euro	59,090	Sell	07/20/15	67,305	63,638	3,667
Bank of America	South Korean Won	106,751,594	Sell	08/12/15	95,784	95,872	(88)
Bank of America	EU Euro	88,070	Sell	07/20/15	98,739	94,848	3,891
Bank of America	EU Euro	16,222	Sell	07/20/15	18,914	17,471	1,443
Bank of America	South Korean Won	178,478,383	Sell	08/12/15	161,456	160,289	1,167
Bank of America	EU Euro	52,584	Sell	07/20/15	60,870	56,631	4,239
Bank of America	South Korean Won	1,018,864,429	Sell	08/12/15	916,379	915,028	1,351
Bank of America	South Korean Won	510,484,784	Sell	08/12/15	460,934	458,459	2,475

VY® Franklin Mutual Shares Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Bank of America	British Pound	9,530,873	Sell	08/19/15	$14,585,095	$14,125,679	$459,416
Bank of America	EU Euro	91,309	Sell	07/20/15	109,269	98,337	10,932
Bank of America	EU Euro	2,759,063	Sell	05/18/15	3,445,242	2,968,545	476,697
Bank of America	EU Euro	64,132	Sell	07/20/15	76,570	69,068	7,502
Barclays Bank PLC	EU Euro	44,035	Sell	07/20/15	49,413	47,424	1,989
Barclays Bank PLC	EU Euro	4,379	Sell	07/20/15	5,081	4,716	365
Credit Suisse Group AG	EU Euro	33,234	Sell	07/20/15	35,337	35,792	(455)
Credit Suisse Group AG	EU Euro	20,850	Sell	07/20/15	22,718	22,454	264
Credit Suisse Group AG	EU Euro	8,493	Sell	07/20/15	9,555	9,147	408
Credit Suisse Group AG	EU Euro	118,762	Sell	07/20/15	135,560	127,903	7,657
Credit Suisse Group AG	EU Euro	47,241	Sell	07/20/15	53,769	50,877	2,892
Credit Suisse Group AG	South Korean Won	89,538,019	Sell	08/12/15	80,854	80,413	441
Credit Suisse Group AG	South Korean Won	51,051,384	Sell	08/12/15	46,117	45,849	268
Credit Suisse Group AG	EU Euro	45,000	Sell	07/20/15	51,417	48,463	2,954
Credit Suisse Group AG	South Korean Won	263,698,277	Sell	08/12/15	236,633	236,823	(190)
Credit Suisse Group AG	EU Euro	56,552	Sell	05/18/15	70,311	60,846	9,465
Credit Suisse Group AG	British Pound	35,790	Sell	08/19/15	55,272	53,045	2,227
Credit Suisse Group AG	EU Euro	88,070	Sell	07/20/15	98,717	94,848	3,869
Credit Suisse Group AG	EU Euro	52,341	Sell	07/20/15	60,699	56,370	4,329
Credit Suisse Group AG	EU Euro	32,400	Sell	07/20/15	37,742	34,894	2,848
Credit Suisse Group AG	South Korean Won	382,506,613	Sell	08/12/15	345,977	343,524	2,453
Credit Suisse Group AG	EU Euro	46,622	Sell	05/18/15	58,468	50,162	8,306
Credit Suisse Group AG	EU Euro	73,617	Sell	07/20/15	85,204	79,283	5,921
Credit Suisse Group AG	South Korean Won	891,716,857	Sell	08/12/15	801,832	800,839	993
Credit Suisse Group AG	South Korean Won	379,819,936	Sell	08/12/15	340,688	341,111	(423)
Credit Suisse Group AG	British Pound	6,648,755	Sell	08/19/15	10,172,595	9,854,100	318,495
Credit Suisse Group AG	EU Euro	2,759,063	Sell	05/18/15	3,445,228	2,968,545	476,683
Credit Suisse Group AG	EU Euro	188,622	Sell	07/20/15	225,620	203,139	22,481
Deutsche Bank AG	EU Euro	25,696	Sell	07/20/15	27,233	27,674	(441)
Deutsche Bank AG	EU Euro	32,250	Sell	07/20/15	35,058	34,732	326
Deutsche Bank AG	EU Euro	20,850	Sell	07/20/15	22,737	22,455	282
Deutsche Bank AG	EU Euro	4,246	Sell	07/20/15	4,780	4,572	208
Deutsche Bank AG	EU Euro	745	Sell	07/20/15	838	802	36
Deutsche Bank AG	EU Euro	44,000	Sell	07/20/15	50,146	47,386	2,760
Deutsche Bank AG	EU Euro	1,681	Sell	07/20/15	1,925	1,810	115
Deutsche Bank AG	EU Euro	17,622	Sell	07/20/15	20,130	18,978	1,152
Deutsche Bank AG	EU Euro	47,242	Sell	07/20/15	53,780	50,878	2,902
Deutsche Bank AG	EU Euro	159,171	Sell	07/20/15	182,673	171,422	11,251
Deutsche Bank AG	EU Euro	22,011	Sell	05/18/15	27,134	23,682	3,452
Deutsche Bank AG	EU Euro	30,000	Sell	07/20/15	34,295	32,309	1,986
Deutsche Bank AG	EU Euro	56,552	Sell	05/18/15	70,341	60,846	9,495
Deutsche Bank AG	EU Euro	88,070	Sell	07/20/15	98,871	94,848	4,023
Deutsche Bank AG	EU Euro	52,342	Sell	07/20/15	60,571	56,370	4,201
Deutsche Bank AG	EU Euro	16,200	Sell	07/20/15	18,856	17,447	1,409
Deutsche Bank AG	British Pound	323,225	Sell	08/19/15	496,594	479,050	17,544

VY® Franklin Mutual Shares Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Deutsche Bank AG	EU Euro	93,243	Sell	05/18/15	$116,975	$100,322	$16,653
Deutsche Bank AG	EU Euro	52,583	Sell	07/20/15	60,965	56,630	4,335
Deutsche Bank AG	EU Euro	2,759,063	Sell	05/18/15	3,445,214	2,968,545	476,669
Deutsche Bank AG	EU Euro	1,240,784	Sell	07/20/15	1,441,048	1,336,279	104,769
Deutsche Bank AG	EU Euro	64,132	Sell	07/20/15	76,599	69,068	7,531
Deutsche Bank AG	EU Euro	182,617	Sell	07/20/15	218,516	196,672	21,844
HSBC Bank PLC	South Korean Won	100,413,076	Sell	08/12/15	88,361	90,180	(1,819)
HSBC Bank PLC	South Korean Won	132,308,480	Sell	08/12/15	119,401	118,824	577
HSBC Bank PLC	South Korean Won	120,772,373	Sell	08/12/15	108,912	108,464	448
HSBC Bank PLC	South Korean Won	384,686,939	Sell	08/12/15	343,851	345,482	(1,631)
HSBC Bank PLC	South Korean Won	128,886,717	Sell	08/12/15	115,645	115,751	(106)
HSBC Bank PLC	South Korean Won	130,282,243	Sell	08/12/15	116,803	117,005	(202)
HSBC Bank PLC	South Korean Won	240,479,362	Sell	08/12/15	217,363	215,971	1,392
HSBC Bank PLC	South Korean Won	967,087,971	Sell	08/12/15	869,371	868,528	843
HSBC Bank PLC	South Korean Won	241,729,819	Sell	08/12/15	216,944	217,094	(150)
HSBC Bank PLC	South Korean Won	241,486,297	Sell	08/12/15	218,066	216,875	1,191
HSBC Bank PLC	EU Euro	66,468	Sell	07/20/15	70,758	71,584	(826)
HSBC Bank PLC	EU Euro	51,391	Sell	07/20/15	54,523	55,347	(824)
HSBC Bank PLC	EU Euro	32,250	Sell	07/20/15	35,070	34,733	337
HSBC Bank PLC	EU Euro	20,850	Sell	07/20/15	22,706	22,455	251
HSBC Bank PLC	EU Euro	8,493	Sell	07/20/15	9,551	9,147	404
HSBC Bank PLC	EU Euro	744	Sell	07/20/15	838	801	37
HSBC Bank PLC	EU Euro	45,097	Sell	07/20/15	51,390	48,568	2,822
HSBC Bank PLC	EU Euro	1,681	Sell	07/20/15	1,924	1,810	114
HSBC Bank PLC	EU Euro	8,811	Sell	07/20/15	10,086	9,489	597
HSBC Bank PLC	EU Euro	47,242	Sell	07/20/15	53,857	50,878	2,979
HSBC Bank PLC	EU Euro	30,000	Sell	07/20/15	34,389	32,309	2,080
HSBC Bank PLC	EU Euro	42,165	Sell	05/18/15	52,487	45,367	7,120
HSBC Bank PLC	EU Euro	56,552	Sell	05/18/15	70,389	60,846	9,543
HSBC Bank PLC	EU Euro	88,070	Sell	07/20/15	98,641	94,848	3,793
HSBC Bank PLC	EU Euro	52,343	Sell	07/20/15	60,622	56,371	4,251
HSBC Bank PLC	EU Euro	32,400	Sell	07/20/15	37,569	34,894	2,675
HSBC Bank PLC	EU Euro	30,096	Sell	07/20/15	34,958	32,413	2,545
HSBC Bank PLC	EU Euro	52,583	Sell	07/20/15	60,997	56,630	4,367
HSBC Bank PLC	British Pound	6,671,611	Sell	08/19/15	10,207,565	9,887,975	319,590
HSBC Bank PLC	EU Euro	128,264	Sell	07/20/15	153,179	138,136	15,043
HSBC Bank PLC	EU Euro	188,623	Sell	07/20/15	225,633	203,141	22,492
State Street Bank	EU Euro	51,392	Sell	07/20/15	54,574	55,347	(773)
State Street Bank	EU Euro	32,250	Sell	07/20/15	35,120	34,732	388
State Street Bank	EU Euro	747	Sell	07/20/15	841	805	36
State Street Bank	EU Euro	45,097	Sell	07/20/15	51,406	48,567	2,839
State Street Bank	EU Euro	17,622	Sell	07/20/15	20,146	18,979	1,167
State Street Bank	EU Euro	11,845	Sell	07/20/15	13,626	12,757	869
State Street Bank	EU Euro	42,164	Sell	05/18/15	52,474	45,366	7,108
State Street Bank	British Pound	71,578	Sell	08/19/15	110,454	106,085	4,369
State Street Bank	EU Euro	88,069	Sell	07/20/15	98,804	94,847	3,957
State Street Bank	EU Euro	52,341	Sell	07/20/15	60,648	56,370	4,278
State Street Bank	EU Euro	32,399	Sell	07/20/15	37,584	34,892	2,692
State Street Bank	EU Euro	6,557	Sell	07/20/15	7,587	7,061	526
State Street Bank	EU Euro	52,583	Sell	07/20/15	60,862	56,630	4,232
State Street Bank	British Pound	93,069	Sell	08/19/15	142,880	137,937	4,943
State Street Bank	EU Euro	1,314,566	Sell	07/20/15	1,526,113	1,415,742	110,371
State Street Bank	EU Euro	68,729	Sell	07/20/15	81,392	74,018	7,374
State Street Bank	EU Euro	35,569	Sell	07/20/15	42,462	38,306	4,156
State Street Bank	EU Euro	188,622	Sell	07/20/15	225,562	203,139	22,423
							$3,128,669

VY® Franklin Mutual Shares Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of March 31, 2015 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Asset Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$3,140,020
Total Asset Derivatives		$3,140,020

Liability Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$202,859
Total Liability Derivatives		$202,859

The following is a summary by counterparty of the fair value of OTC derivative instruments at March 31, 2015:

	Bank of America	Barclays Bank PLC	Citigroup, Inc.	Credit Suisse Group AG	Deutsche Bank AG	HSBC Bank PLC	State Street Bank	Totals
Assets:
Forward foreign currency contracts	$984,550	$2,354	$-	$872,954	$692,943	$405,491	$181,728	$3,140,020
Total Assets	984,550	2,354	-	872,954	692,943	405,491	181,728	3,140,020

Total asset derivative instruments subject to master netting agreements (1)	$-	$-	$-	$-	$-	$-	$-	$-

Liabilities:
Forward foreign currency contracts	$180,790	$-	$-	$1,068	$441	$10,720	$9,840	$202,859
Total Liabilities	180,790	-	-	1,068	441	10,720	9,840	202,859

Total liability derivative instruments subject to master netting agreements (1)	$-	$-	$-	$-	$-	$-	$-	$-

(1) At March 31, 2015, the Portfolio had not entered into any master netting agreements with its derivative counterparties as disclosed above. As such, the Portfolio did not have any amounts subject to offset.

VY® Franklin Templeton Founding Strategy Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited)

Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: 100.0%
	Affiliated Investment Companies: 100.0%
25,324,227	VY® Franklin Income Portfolio - Class I	$290,722,129	33.3
24,322,737	VY® Franklin Mutual Shares Portfolio - Class I	289,440,576	33.2
18,667,091	VY® Templeton Global Growth Portfolio - Class I	292,326,640	33.5

	Total Mutual Funds
	(Cost $635,783,464)	872,489,345	100.0

	Liabilities in Excess of Other Assets	(308,249)	–
	Net Assets	$872,181,096	100.0

Cost for federal income tax purposes is $726,662,878.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$145,826,467
Gross Unrealized Depreciation	–

Net Unrealized Appreciation	$145,826,467

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2015
Asset Table
Investments, at fair value
Mutual Funds	$872,489,345	$–	$–	$872,489,345
Total Investments, at fair value	$872,489,345	$–	$–	$872,489,345

VY® Franklin Templeton Founding Strategy Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited)

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2015, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 12/31/14	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Market Value at 3/31/15	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
VY® Franklin Income Portfolio - Class I	$299,720,174	$4,859,681	$(9,736,125)	$(4,121,601)	$290,722,129	$-	$5,366,405	$-
VY® Franklin Mutual Shares Portfolio - Class I	299,138,420	237,488	(11,843,873)	1,908,541	289,440,576	-	5,118,313	-
VY® Templeton Global Growth Portfolio - Class I	296,751,644	3,549,805	(6,684,608)	(1,290,201)	292,326,640	-	6,262,339	-
	$895,610,238	$8,646,974	$(28,264,606)	$(3,503,261)	$872,489,345	$-	$16,747,057	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

VY® Invesco Growth and Income Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.8%
		Consumer Discretionary: 10.3%
238,578		Carnival Corp.	$11,413,572	1.9
26,670		CBS Corp. - Class B	1,617,002	0.3
172,649		Comcast Corp. – Class A	9,749,489	1.6
202,902		General Motors Co.	7,608,825	1.3
143,678		Target Corp.	11,791,653	2.0
119,658	L	Thomson Reuters Corp.	4,851,319	0.8
40,450		Time Warner Cable, Inc.	6,062,646	1.0
50,960		Time Warner, Inc.	4,303,062	0.7
58,746		Viacom - Class B	4,012,352	0.7
			61,409,920	10.3

		Consumer Staples: 6.9%
137,542		Archer-Daniels-Midland Co.	6,519,491	1.1
202,334		Mondelez International, Inc.	7,302,234	1.2
80,439		Philip Morris International, Inc.	6,059,470	1.0
84,679		Procter & Gamble Co.	6,938,597	1.2
118,757		Unilever NV ADR	4,959,292	0.8
116,062		Wal-Mart Stores, Inc.	9,546,100	1.6
			41,325,184	6.9

		Energy: 10.5%
65,409		Anadarko Petroleum Corp.	5,416,519	0.9
111,903		Apache Corp.	6,751,108	1.1
130,810		Baker Hughes, Inc.	8,316,900	1.4
216,965		Canadian Natural Resources Ltd.	6,650,019	1.1
120,368		Ensco PLC	2,536,153	0.4
67,458		ExxonMobil Corp.	5,733,930	1.0
75,135		Occidental Petroleum Corp.	5,484,855	0.9
482,417		Royal Dutch Shell PLC - Class A	14,345,615	2.4
153,113		Total S.A.	7,610,760	1.3
			62,845,859	10.5

		Financials: 28.6%
65,727		Aon PLC	6,317,679	1.1
813,720		Bank of America Corp.	12,523,151	2.1
136,262		BB&T Corp.	5,312,855	0.9
231,535		Charles Schwab Corp.	7,047,925	1.2
512,341		Citigroup, Inc.	26,395,808	4.4
276,695		Citizens Financial Group, Inc.	6,676,650	1.1
42,380		CME Group, Inc.	4,013,810	0.7
139,631		Comerica, Inc.	6,301,547	1.0
277,386		Fifth Third Bancorp	5,228,726	0.9
244,267		First Horizon National Corp.	3,490,576	0.6
35,119		Goldman Sachs Group, Inc.	6,601,319	1.1
440,145		JPMorgan Chase & Co.	26,663,984	4.5
113,949		Marsh & McLennan Cos., Inc.	6,391,400	1.1
425,223		Morgan Stanley	15,176,209	2.5
98,561		Northern Trust Corp.	6,864,774	1.1
119,426		PNC Financial Services Group, Inc.	11,135,280	1.9
118,129		State Street Corp.	8,686,025	1.5
116,354		Willis Group Holdings PLC	5,605,936	0.9
			170,433,654	28.6

		Health Care: 14.7%
49,711		Amgen, Inc.	7,946,303	1.3
43,501		Anthem, Inc.	6,716,989	1.1
44,246		Baxter International, Inc.	3,030,851	0.5
123,701		Eli Lilly & Co.	8,986,878	1.5
56,564	@	Express Scripts Holding Co.	4,908,058	0.8
105,648		Medtronic PLC	8,239,488	1.4
163,508		Merck & Co., Inc.	9,398,440	1.6
8,610		Novartis AG ADR	849,032	0.1
97,892		Novartis AG	9,661,988	1.6
150,653		Pfizer, Inc.	5,241,218	0.9
64,722		Sanofi	6,391,858	1.1
133,915		Teva Pharmaceutical Industries Ltd. ADR	8,342,905	1.4
68,756		UnitedHealth Group, Inc.	8,133,147	1.4
			87,847,155	14.7

		Industrials: 8.4%
52,366		Caterpillar, Inc.	4,190,851	0.7
193,414		CSX Corp.	6,405,871	1.1
60,371		General Dynamics Corp.	8,194,156	1.4
705,247		General Electric Co.	17,497,178	2.9
110,561		Ingersoll-Rand PLC - Class A	7,526,993	1.2
150,530		Tyco International Plc	6,481,822	1.1
			50,296,871	8.4

		Information Technology: 14.0%
70,177	@	Adobe Systems, Inc.	5,188,887	0.9
135,004		Amdocs Ltd.	7,344,218	1.2
338,302		Applied Materials, Inc.	7,632,093	1.3
141,029		Broadcom Corp.	6,105,850	1.0
304,024		Cisco Systems, Inc.	8,368,261	1.4
82,087	@	Citrix Systems, Inc.	5,242,897	0.9
279,292		Corning, Inc.	6,334,342	1.1
171,981	@	eBay, Inc.	9,919,864	1.7
227,291		Intel Corp.	7,107,390	1.2
176,051		Microsoft Corp.	7,157,353	1.2
126,865		NetApp, Inc.	4,498,633	0.7
355,528		Symantec Corp.	8,306,912	1.4
			83,206,700	14.0

		Materials: 0.5%
65,018		Dow Chemical Co.	3,119,564	0.5

		Telecommunication Services: 2.6%
94,447		Orange SA	1,516,772	0.3
422,512		Koninklijke KPN NV	1,432,163	0.2
882,378	@	Telecom Italia S.p.A.	1,033,174	0.2
67,980		Telefonica S.A.	967,318	0.2
97,639		Verizon Communications, Inc.	4,748,184	0.8

VY® Invesco Growth and Income Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Telecommunication Services: (continued)
169,322	Vodafone Group PLC ADR	$5,533,443	0.9
		15,231,054	2.6

	Utilities: 1.3%
95,340	FirstEnergy Corp.	3,342,620	0.6
82,092	Pacific Gas & Electric Co.	4,356,623	0.7
		7,699,243	1.3

	Total Common Stock
	(Cost $443,704,665)	583,415,204	97.8

RIGHTS: 0.0%
	Telecommunication Services: 0.0%
67,980	@ Telefonica SA	10,964	0.0

	Total Rights
	(Cost $–)	10,964	0.0

	Total Long-Term Investments
	(Cost $443,704,665)	583,426,168	97.8

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.8%
	Securities Lending Collateralcc: 0.0%
1,535	Millenium Fixed Income Ltd., Repurchase Agreement dated 03/31/15, 0.23%, due 04/01/15 (Repurchase Amount $1,535, collateralized by various U.S. Government Securities, 0.875%-3.125%, Market Value plus accrued interest $1,566, due 08/15/17-02/15/42)
	(Cost $1,535)	1,535	0.0

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.8%
4,507,505	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.070%††
	(Cost $4,507,505)	4,507,505	0.8

	Total Short-Term Investments
	(Cost $4,509,040)	4,509,040	0.8

	Total Investments in Securities (Cost $448,213,705)	$587,935,208	98.6
	Assets in Excess of Other Liabilities	8,054,725	1.4
	Net Assets	$595,989,933	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of March 31, 2015.
@	Non-income producing security.
ADR	American Depositary Receipt
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at March 31, 2015.

Cost for federal income tax purposes is $449,360,242.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$154,561,390
Gross Unrealized Depreciation	(15,986,424)

Net Unrealized Appreciation	$138,574,966

VY® Invesco Growth and Income Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2015
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$61,409,920	$–	$–	$61,409,920
Consumer Staples	41,325,184	–	–	41,325,184
Energy	40,889,484	21,956,375	–	62,845,859
Financials	170,433,654	–	–	170,433,654
Health Care	71,793,309	16,053,846	–	87,847,155
Industrials	50,296,871	–	–	50,296,871
Information Technology	83,206,700	–	–	83,206,700
Materials	3,119,564	–	–	3,119,564
Telecommunication Services	10,281,627	4,949,427	–	15,231,054
Utilities	7,699,243	–	–	7,699,243
Total Common Stock	540,455,556	42,959,648	–	583,415,204
Rights	10,964	–	–	10,964
Short-Term Investments	4,507,505	1,535	–	4,509,040
Total Investments, at fair value	$544,974,025	$42,961,183	$–	$587,935,208
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(664,737)	$–	$(664,737)
Total Liabilities	$–	$(664,737)	$–	$(664,737)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At March 31, 2015, the following forward foreign currency contracts were outstanding for VY® Invesco Growth and Income Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

The Bank of New York	Israeli New Shekel	12,304,238	Sell	04/17/15	$3,065,560	$3,092,010	$(26,450)
The Bank of New York	Swiss Franc	3,972,382	Sell	04/17/15	3,963,543	4,090,223	(126,680)
The Bank of New York	Canadian Dollar	5,390,247	Sell	04/17/15	4,219,867	4,255,061	(35,194)
The Bank of New York	British Pound	4,968,248	Sell	04/17/15	7,333,556	7,369,101	(35,545)
The Bank of New York	EU Euro	8,430,586	Sell	04/17/15	8,958,551	9,066,852	(108,301)
State Street Bank	Israeli New Shekel	12,304,872	Sell	04/17/15	3,065,871	3,092,170	(26,299)
State Street Bank	Swiss Franc	3,989,786	Sell	04/17/15	3,980,491	4,108,143	(127,652)
State Street Bank	Canadian Dollar	5,390,369	Sell	04/17/15	4,219,715	4,255,157	(35,442)
State Street Bank	EU Euro	8,441,689	Sell	04/17/15	8,972,165	9,078,794	(106,629)
State Street Bank	British Pound	4,972,455	Sell	04/17/15	7,338,797	7,375,342	(36,545)
							$(664,737)

VY® Invesco Growth and Income Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of March 31, 2015 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Liability Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$664,737
Total Liability Derivatives		$664,737

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at March 31, 2015:

	State Street Bank	The Bank of New York	Totals
Liabilities:
Forward foreign currency contracts	$332,567	$332,170	$664,737
Total Liabilities	$332,567	$332,170	$664,737

Net OTC derivative instruments by counterparty, at fair value	$(332,567)	$(332,170)	$(664,737)

Total collateral pledged by the Portfolio/(Received from counterparty)	$-	$-	$-

Net Exposure(1)	$(332,567)	$(332,170)	$(664,737)

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio.

VY® JPMorgan Emerging Markets Equity Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.5%
		Australia: 0.9%
1,049,696		Oil Search Ltd.	$5,727,357	0.9

		Brazil: 6.8%
986,355	@	Ambev SA ADR	5,681,405	0.9
795,590		BB Seguridade Participacoes SA	8,153,953	1.3
1,424,790		CCR SA	7,370,489	1.2
317,206	@	Cielo SA	4,541,098	0.7
210,710		Lojas Renner SA	5,942,569	1.0
318,000		Marcopolo SA	193,298	0.0
405,850		Ultrapar Participacoes SA	8,256,753	1.3
208,338	@	Weg S.A.	2,086,938	0.4
			42,226,503	6.8

		China: 8.0%
37,220	@	Alibaba Group Holding Ltd. ADR	3,098,193	0.5
65,890	@	Baidu.com ADR	13,731,476	2.2
3,708,000		CNOOC Ltd.	5,233,195	0.8
9,670,000		Geely Automobile Holdings Ltd.	4,967,455	0.8
4,697,500		Sun Art Retail Group Ltd.	4,091,836	0.7
792,600		Tencent Holdings Ltd.	15,051,408	2.4
574,000	@	Tsingtao Brewery Co., Ltd.	3,848,932	0.6
			50,022,495	8.0

		Hong Kong: 4.7%
3,565,000		AIA Group Ltd.	22,382,801	3.6
108,900		Jardine Matheson Holdings Ltd.	6,871,590	1.1
			29,254,391	4.7

		India: 18.0%
92,426		ACC Ltd.	2,307,901	0.4
576,094		Ambuja Cements Ltd.	2,350,167	0.4
375,770		Asian Paints Ltd.	4,875,017	0.8
279,150		HDFC Bank Ltd. ADR	16,439,143	2.6
874,145		Housing Development Finance Corp.	18,379,040	2.9
322,848		Infosys Ltd. ADR	11,325,508	1.8
2,513,140		ITC Ltd.	13,064,750	2.1
305,950		Kotak Mahindra Bank Ltd.	6,419,255	1.0
244,970		Lupin Ltd.	7,869,607	1.2
263,080		Mahindra & Mahindra Ltd.	4,993,580	0.8
458,176		Tata Consultancy Services Ltd.	18,698,230	3.0
129,600		Tata Motors Ltd. ADR	5,839,776	1.0
			112,561,974	18.0

		Indonesia: 5.3%
15,398,300	@	Astra International Tbk PT	10,085,431	1.6
5,377,000		Bank Central Asia Tbk PT	6,094,025	1.0
10,288,700		Bank Rakyat Indonesia	10,435,984	1.6
6,487,600		Semen Gresik Persero Tbk PT	6,763,862	1.1
			33,379,302	5.3

		Macau: 1.7%
2,572,400		Sands China Ltd.	10,637,479	1.7

		Mexico: 2.2%
2,386,000		Fibra Uno Administracion SA de CV	6,319,494	1.0
853,240		Infraestructura Energetica Nova SAB de CV	4,660,139	0.7
1,137,200		Mexichem SA de CV	2,965,733	0.5
			13,945,366	2.2

		Panama: 1.2%
70,940		Copa Holdings S.A.	7,162,812	1.2

		Peru: 1.2%
52,290		Credicorp Ltd.	7,353,543	1.2

		Russia: 5.6%
349,600	@	Globaltrans Investment PLC GDR	1,572,619	0.2
216,000		Lukoil OAO ADR	9,920,880	1.6
21,530		Magnit OAO	4,199,793	0.7
145,430		Magnit PJSC GDR	7,401,116	1.2
115,011	@	Mail.ru Group Ltd. GDR	2,271,229	0.4
1,394,320		Mobile Telesystems OJSC	5,898,474	0.9
3,218,506		Sberbank	3,470,550	0.6
			34,734,661	5.6

		South Africa: 17.7%
195,620		Aspen Pharmacare Holdings Ltd.	6,180,905	1.0
517,168		Bidvest Group Ltd.	13,989,427	2.2
120,947		Capitec Bank Holdings Ltd.	5,234,178	0.8
2,095,270		FirstRand Ltd.	9,632,043	1.5
182,920		Imperial Holdings Ltd.	2,900,118	0.5
2,283,350		Life Healthcare Group Holdings Ltd.	7,952,660	1.3
421,420		Mr Price Group Ltd.	9,013,379	1.4
715,382		MTN Group Ltd.	12,059,304	1.9
40,350		Naspers Ltd.	6,189,328	1.0
633,694		Remgro Ltd.	13,867,453	2.2
1,029,590		Sanlam Ltd.	6,635,500	1.1
498,179		Shoprite Holdings Ltd.	6,735,457	1.1
1,448,080		Woolworths Holdings Ltd./South Africa	10,266,491	1.7
			110,656,243	17.7

		South Korea: 3.7%
52,347		Hyundai Motor Co.	7,927,515	1.3
189,200		Kia Motors Corp.	7,688,696	1.2
6,001		Samsung Electronics Co., Ltd.	7,781,817	1.2
			23,398,028	3.7

VY® JPMorgan Emerging Markets Equity Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Taiwan: 8.3%
1,529,200	@	Delta Electronics, Inc.	$9,636,162	1.5
470,000		MediaTek, Inc.	6,347,708	1.0
1,145,000	@	President Chain Store Corp.	8,605,982	1.4
872,530	L	Siliconware Precision Industries Co. ADR ADR	7,137,296	1.2
1,500,223	@	Taiwan Semiconductor Manufacturing Co., Ltd.	6,972,379	1.1
567,421		Taiwan Semiconductor Manufacturing Co., Ltd. ADR	13,323,045	2.1
			52,022,572	8.3

		Thailand: 6.4%
1,021,800	L	Advanced Info Service PCL	7,425,746	1.2
1,291,900		Kasikornbank PCL	9,083,916	1.4
532,600		Siam Cement PCL	8,379,056	1.3
1,459,200	L	Siam Commercial Bank PCL	7,980,597	1.3
2,891,400	L	Total Access Communication PCL	7,267,920	1.2
			40,137,235	6.4

		Turkey: 2.8%
278,300		Ford Otomotiv Sanayi A/S	3,584,630	0.6
1,594,645		KOC Holding AS	7,253,466	1.1
2,039,204		Turkiye Garanti Bankasi A/S	6,650,021	1.1
			17,488,117	2.8

		United Kingdom: 2.3%
242,630		Anglo American PLC	3,623,656	0.6
198,630		SABMiller PLC	10,404,547	1.7
			14,028,203	2.3

		United States: 0.7%
87,970	@	Luxoft Holding, Inc.	4,551,568	0.7

	Total Common Stock
	(Cost $549,874,998)		609,287,849	97.5

PREFERRED STOCK: 1.3%
		Brazil: 1.3%
629,061		Itau Unibanco Holding S.A.	6,981,354	1.1
1,154,320	@	Marcopolo SA	835,481	0.2

	Total Preferred Stock
	(Cost $11,842,176)		7,816,835	1.3

	Total Long-Term Investments
	(Cost $561,717,174)		617,104,684	98.8

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.1%
	Securities Lending Collateralcc: 2.1%
658,223	BNP Paribas Bank, Repurchase Agreement dated 03/31/15, 0.13%, due 04/01/15 (Repurchase Amount $658,225, collateralized by various U.S. Government Agency Obligations, 1.625%-6.000%, Market Value plus accrued interest $671,387, due 06/01/16-03/01/45)	$658,223	0.1
3,127,210	Daiwa Capital Markets, Repurchase Agreement dated 03/31/15, 0.18%, due 04/01/15 (Repurchase Amount $3,127,225, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.000%, Market Value plus accrued interest $3,189,754, due 02/15/16-03/01/48)	3,127,210	0.5
3,127,210	Merrill Lynch & Co., Inc., Repurchase Agreement dated 03/31/15, 0.15%, due 04/01/15 (Repurchase Amount $3,127,223, collateralized by various U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $3,189,754, due 06/01/15-04/01/45)	3,127,210	0.5
3,127,210	Millenium Fixed Income Ltd., Repurchase Agreement dated 03/31/15, 0.22%, due 04/01/15 (Repurchase Amount $3,127,229, collateralized by various U.S. Government Securities, 0.875%-3.125%, Market Value plus accrued interest $3,189,754, due 08/15/17-02/15/42)	3,127,210	0.5

VY® JPMorgan Emerging Markets Equity Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
3,127,210	Nomura Securities, Repurchase Agreement dated 03/31/15, 0.13%, due 04/01/15 (Repurchase Amount $3,127,221, collateralized by various U.S. Government Agency Obligations, 1.280%-7.500%, Market Value plus accrued interest $3,189,754, due 08/18/15-10/20/64)	$3,127,210	0.5
		13,167,063	2.1

	Total Short-Term Investments
	(Cost $13,167,063)	13,167,063	2.1

	Total Investments in Securities (Cost $574,884,237)	$630,271,747	100.9
	Liabilities in Excess of Other Assets	(5,587,721)	(0.9)
	Net Assets	$624,684,026	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
@	Non-income producing security.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at March 31, 2015.

Cost for federal income tax purposes is $575,679,395.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$114,547,927
Gross Unrealized Depreciation	(59,955,575)

Net Unrealized Appreciation	$54,592,352

Sector Diversification	Percentage of Net Assets
Financials	27.3%
Information Technology	19.8
Consumer Discretionary	14.6
Consumer Staples	10.4
Industrials	7.6
Telecommunication Services	5.2
Materials	5.1
Energy	4.6
Health Care	3.5
Utilities	0.7
Short-Term Investments	2.1
Liabilities in Excess of Other Assets	(0.9)
Net Assets	100.0%

VY® JPMorgan Emerging Markets Equity Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2015
Asset Table
Investments, at fair value
Common Stock
Australia	$–	$5,727,357	$–	$5,727,357
Brazil	42,226,503	–	–	42,226,503
China	16,829,669	33,192,826	–	50,022,495
Hong Kong	6,871,590	22,382,801	–	29,254,391
India	52,302,657	60,259,317	–	112,561,974
Indonesia	–	33,379,302	–	33,379,302
Macau	–	10,637,479	–	10,637,479
Mexico	13,945,366	–	–	13,945,366
Panama	7,162,812	–	–	7,162,812
Peru	7,353,543	–	–	7,353,543
Russia	9,920,880	24,813,781	–	34,734,661
South Africa	–	110,656,243	–	110,656,243
South Korea	–	23,398,028	–	23,398,028
Taiwan	20,460,341	31,562,231	–	52,022,572
Thailand	–	40,137,235	–	40,137,235
Turkey	–	17,488,117	–	17,488,117
United Kingdom	–	14,028,203	–	14,028,203
United States	4,551,568	–	–	4,551,568
Total Common Stock	181,624,929	427,662,920	–	609,287,849
Preferred Stock	7,816,835	–	–	7,816,835
Short-Term Investments	–	13,167,063	–	13,167,063
Total Investments, at fair value	$189,441,764	$440,829,983	$–	$630,271,747

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

VY® JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.2%
		Consumer Discretionary: 16.1%
193,777		American Eagle Outfitters	$3,309,711	0.4
76,370	@	Ascent Capital Group, Inc.	3,040,290	0.4
44,100	@	Barnes & Noble, Inc.	1,047,375	0.1
38,800		Bloomin Brands, Inc.	944,004	0.1
131,806		Brinker International, Inc.	8,113,977	1.0
53,800		Brown Shoe Co., Inc.	1,764,640	0.2
61,469		Brunswick Corp.	3,162,580	0.4
4,700		Capella Education Co.	304,936	0.0
34,700		Cato Corp.	1,374,120	0.2
217,145		Chico's FAS, Inc.	3,841,295	0.5
4,700		Childrens Place Retail Stores, Inc.	301,693	0.0
130,263		Cinemark Holdings, Inc.	5,870,954	0.7
23,300	@	Citi Trends, Inc.	629,100	0.1
79,600		Cooper Tire & Rubber Co.	3,410,064	0.4
16,300		Core-Mark Holding Co., Inc.	1,048,416	0.1
335,725	@,L	CROCS, Inc.	3,964,912	0.5
161,497		Dana Holding Corp.	3,417,277	0.4
7,900		Dave & Buster's Entertainment, Inc.	240,634	0.0
48,395		Drew Industries, Inc.	2,978,228	0.4
17,200	@	Entercom Communications Corp.	208,980	0.0
237,779		EW Scripps Co.	6,762,435	0.9
103,800	@	Express, Inc.	1,715,814	0.2
14,800	@	G-III Apparel Group Ltd.	1,667,220	0.2
47,700	@	Helen of Troy Ltd.	3,887,073	0.5
152,865	@,L	Iconix Brand Group, Inc.	5,146,965	0.6
30,600		Jack in the Box, Inc.	2,935,152	0.4
219,478		Jarden Corp.	11,610,386	1.5
43,700	@	Journal Communications, Inc.	647,634	0.1
34,600	L	KB Home	540,452	0.1
20,000	@,L	Lands' End, Inc.	717,600	0.1
7,100		Libbey, Inc.	283,361	0.0
64,100	@	LifeLock, Inc.	904,451	0.1
10,600		Lifetime Brands, Inc.	161,968	0.0
32,000		Lithia Motors, Inc.	3,181,120	0.4
6,200	@	Live Nation, Inc.	156,426	0.0
113,015	@	Malibu Boats, Inc.	2,638,900	0.3
99,500	@	Monarch Casino & Resort, Inc.	1,904,430	0.2
57,087		Morningstar, Inc.	4,276,387	0.5
5,000		Nacco Industries, Inc.	264,950	0.0
33,600	@	Nautilus, Inc.	513,072	0.1
8,500		New Media Investment Group, Inc.	203,405	0.0
23,200		Nexstar Broadcasting Group, Inc.	1,327,504	0.2
525,450	@	Office Depot, Inc.	4,834,140	0.6
6,900	L	Outerwall, Inc.	456,228	0.1
58,683		Papa John's International, Inc.	3,627,196	0.5
99,761		Pool Corp.	6,959,327	0.9
90,108		Ruth's Hospitality Group, Inc.	1,430,915	0.2
115,787		ServiceMaster Global Holdings, Inc.	3,907,811	0.5
39,900	L	Sinclair Broadcast Group, Inc.	1,253,259	0.2
70,700	@	Skullcandy, Inc.	798,910	0.1
18,200		Sonic Corp.	576,940	0.1
28,300	@	Stoneridge, Inc.	319,507	0.0
11,700	@	Systemax, Inc.	142,974	0.0
12,900	@	Tilly's, Inc.	201,885	0.0
97,000	@	Tower International, Inc.	2,580,200	0.3
21,700	@	Universal Electronics, Inc.	1,224,748	0.2
4,680		VOXX International Corp.	42,869	0.0
14,606	@,L	Zoe's Kitchen, Inc.	486,234	0.1
			129,263,034	16.1

		Consumer Staples: 3.2%
25,500		Andersons, Inc.	1,054,935	0.1
45,197		J&J Snack Foods Corp.	4,822,520	0.6
70,900	L	Pilgrim's Pride Corp.	1,601,631	0.2
26,543		Pinnacle Foods, Inc.	1,083,220	0.1
14,000	@	Revlon, Inc. - Class A	576,800	0.1
367,100	@	Rite Aid Corp.	3,190,099	0.4
8,500	L	Sanderson Farms, Inc.	677,025	0.1
38,300	@	Smart & Final Stores, Inc.	674,080	0.1
96,820		SpartanNash Co.	3,055,639	0.4
78,474		Spectrum Brands Holdings, Inc.	7,028,131	0.9
98,500	@	Supervalu, Inc.	1,145,555	0.1
11,000	@	USANA Health Sciences, Inc.	1,222,320	0.1
			26,131,955	3.2

		Energy: 3.5%
102,100	@	Abraxas Petroleum Corp.	331,825	0.0
28,500	@	C&J Energy Services Ltd.	317,205	0.0
37,500	@	Callon Petroleum Co.	280,125	0.0
35,700		Carrizo Oil & Gas, Inc.	1,772,505	0.2
29,039		Cimarex Energy Co.	3,342,099	0.4
28,512		Dawson Geophysical Co.	121,746	0.0
32,700		Delek US Holdings, Inc.	1,299,825	0.2
31,992	@	Dril-Quip, Inc.	2,187,933	0.3
15,357	L	Energy XXI Bermuda Ltd.	55,899	0.0
31,200		Forum Energy Technologies, Inc.	611,520	0.1
79,900		Green Plains Renewable Energy, Inc.	2,281,145	0.3
31,700	@	Helix Energy Solutions Group, Inc.	474,232	0.1
24,200	@,L	Jones Energy, Inc.	217,316	0.0
137,716	@,L	Laredo Petroleum, Inc.	1,795,817	0.2
34,700	@	Matrix Service Co.	609,332	0.1
74,002	@,L	Oasis Petroleum, Inc.	1,052,308	0.1
99,500	@,L	Pacific Ethanol, Inc.	1,073,605	0.1

VY® JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Energy: (continued)
168,029		Patterson-UTI Energy, Inc.	$3,154,744	0.4
8,400		Pioneer Energy Services Corp.	45,528	0.0
101,400	@	Renewable Energy Group, Inc.	934,908	0.1
3,100	@	Rex Stores Corp.	188,511	0.0
24,500	@	Stone Energy Corp.	359,660	0.1
33,246		Superior Energy Services	742,716	0.1
61,400		Tesco Corp.	698,118	0.1
67,476	L	Tidewater, Inc.	1,291,491	0.2
9,600	@,L	TransAtlantic Petroleum Ltd.	51,264	0.0
87,600	@	Vaalco Energy, Inc.	214,620	0.0
561,364	@	Warren Resources, Inc.	499,614	0.1
34,700		Western Refining, Inc.	1,713,833	0.2
7,600		World Fuel Services Corp.	436,848	0.1
			28,156,292	3.5

		Financials: 22.2%
2,700		Agree Realty Corp.	89,019	0.0
11,477		American Campus Communities, Inc.	492,019	0.1
102,400		American Equity Investment Life Holding Co.	2,982,912	0.4
244,900		Anworth Mortgage Asset Corp.	1,246,541	0.2
8,900		Arlington Asset Investment Corp.	214,134	0.0
10,780		Ashford Hospitality Prime, Inc.	180,781	0.0
255,400		Ashford Hospitality Trust, Inc.	2,456,948	0.3
19,000		Aspen Insurance Holdings Ltd.	897,370	0.1
335,933		Associated Banc-Corp.	6,248,354	0.8
29,000	@	Atlas Financial Holdings, Inc.	512,430	0.1
142,526		BankUnited, Inc.	4,666,301	0.6
34,600		BBCN Bancorp, Inc.	500,662	0.1
158,050		BGC Partners, Inc.	1,493,572	0.2
9,200		Banco Latinoamericano de Comercio Exterior SA	301,668	0.0
7,800		BNC Bancorp	141,180	0.0
6,100		BofI Holding, Inc.	567,544	0.1
3,700		Bridge Bancorp, Inc.	95,571	0.0
179,200		Capstead Mortgage Corp.	2,109,184	0.3
44,400		Cash America International, Inc.	1,034,520	0.1
20,300		Cathay General Bancorp.	577,535	0.1
73,800		Chambers Street Properties	581,544	0.1
23,200		Chatham Lodging Trust	682,312	0.1
20,200		Chesapeake Lodging Trust	683,366	0.1
6,500		Citizens & Northern Corp.	131,170	0.0
129,100		CNO Financial Group, Inc.	2,223,102	0.3
4,447		Community Trust Bancorp., Inc.	147,463	0.0
4,140		ConnectOne Bancorp, Inc.	80,564	0.0
30,100		Coresite Realty Corp.	1,465,268	0.2
66,700		Cousins Properties, Inc.	707,020	0.1
58,200	@	Cowen Group, Inc.	302,640	0.0
6,800		Crawford & Co.	58,752	0.0
47,580		Customers Bancorp, Inc.	1,159,049	0.2
18,856		DCT Industrial Trust, Inc.	653,549	0.1
24,725		DDR Corp.	460,379	0.1
41,800		DiamondRock Hospitality Co.	590,634	0.1
82,722		East-West Bancorp., Inc.	3,346,932	0.4
68,417		EastGroup Properties, Inc.	4,114,598	0.5
83,699		Eaton Vance Corp.	3,485,226	0.4
20,300		Education Realty Trust, Inc.	718,214	0.1
24,600	L	Encore Capital Group, Inc.	1,023,114	0.1
40,572	@	Enova International, Inc.	798,863	0.1
21,003		Fidelity Southern Corp.	354,531	0.1
12,400		Financial Institutions, Inc.	284,332	0.0
158,600	@	First BanCorp/Puerto Rico	983,320	0.1
6,100		First Business Financial Services, Inc.	263,764	0.0
58,700		First Commonwealth Financial Corp.	528,300	0.1
15,000		First Community Bancshares, Inc.	262,950	0.0
158,282		First Financial Bancorp.	2,819,002	0.4
176,960		First Horizon National Corp.	2,528,758	0.3
117,475		First Industrial Realty Trust, Inc.	2,517,489	0.3
11,500		First Merchants Corp.	270,710	0.0
23,600		First NBC Bank Holding Co.	778,328	0.1
62,437		First Republic Bank	3,564,528	0.5
87,559		FirstMerit Corp.	1,668,875	0.2
51,700	@	Flagstar Bancorp, Inc.	750,167	0.1
8,300		Franklin Street Properties Corp.	106,406	0.0
93,611		Glacier Bancorp., Inc.	2,354,317	0.3
13,800		Government Properties Income Trust	315,330	0.0
138,948		Great Western Bancorp, Inc.	3,058,245	0.4
37,700	@	Green Dot Corp.	600,184	0.1
67,481		Greenhill & Co., Inc.	2,675,622	0.3
85,150		Hanmi Financial Corp.	1,800,923	0.2
15,900		HCI Group, Inc.	729,333	0.1
143,462		HFF, Inc.	5,385,563	0.7
34,700	@	Hilltop Holdings, Inc.	674,568	0.1
4,000		Home Properties, Inc.	277,160	0.0
15,600		HomeStreet, Inc.	285,792	0.0

VY® JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
4,600		Horace Mann Educators Corp.	$157,320	0.0
15,100		Hudson Pacific Properties, Inc.	501,169	0.1
339,600		Huntington Bancshares, Inc.	3,752,580	0.5
48,073		IBERIABANK Corp.	3,030,041	0.4
18,700		IDT Corp.	331,925	0.0
35,500	@	Insmed Inc.	738,400	0.1
79,800	@	Investment Technology Group, Inc.	2,418,738	0.3
148,630		Janus Capital Group, Inc.	2,554,950	0.3
16,100		LaSalle Hotel Properties	625,646	0.1
10,200		LTC Properties, Inc.	469,200	0.1
71,500		Maiden Holdings Ltd.	1,060,345	0.1
10,800		MainSource Financial Group, Inc.	212,112	0.0
16,400		Manning & Napier, Inc.	213,364	0.0
12,935	@	Marcus & Millichap, Inc.	484,804	0.1
56,438		Mid-America Apartment Communities, Inc.	4,360,964	0.5
94,365		Moelis & Co.	2,842,274	0.4
2,400	L	National Bankshares, Inc.	71,616	0.0
128,846		National Retail Properties, Inc.	5,278,821	0.7
7,813		NBT Bancorp., Inc.	195,794	0.0
8,700		Nelnet, Inc.	411,684	0.1
3,000		Oppenheimer Holdings, Inc.	70,380	0.0
62,700		PacWest Bancorp	2,940,003	0.4
8,500		Parkway Properties, Inc.	147,475	0.0
20,200		Pebblebrook Hotel Trust	940,714	0.1
43,800		Pennsylvania Real Estate Investment Trust	1,017,474	0.1
17,600	@	PennyMac Financial Services, Inc.	298,672	0.0
50,100		Pennymac Mortgage Investment Trust	1,066,629	0.1
25,100		Pinnacle Financial Partners, Inc.	1,115,946	0.1
10,400	@	Piper Jaffray Cos.	545,584	0.1
102,100	@	Popular, Inc.	3,511,219	0.4
55,200		Potlatch Corp.	2,210,208	0.3
26,900		Preferred Bank/Los Angeles CA	738,943	0.1
12,900		PrivateBancorp, Inc.	453,693	0.1
130,039		ProAssurance Corp.	5,970,090	0.7
3,900		Prosperity Bancshares, Inc.	204,672	0.0
10,500		PS Business Parks, Inc.	871,920	0.1
42,500		RAIT Financial Trust	291,550	0.0
7,500		Ramco-Gershenson Properties	139,500	0.0
22,600		RE/MAX Holdings, Inc.	750,546	0.1
71,184	@	Realogy Holdings Corp.	3,237,448	0.4
52,400		Redwood Trust, Inc.	936,388	0.1
100,200		Retail Opportunity Investments	1,833,660	0.2
256,167		RLJ Lodging Trust	8,020,589	1.0
9,400		Selective Insurance Group	273,070	0.0
14,600		Sierra Bancorp.	243,820	0.0
23,100		Silver Bay Realty Trust Corp.	373,296	0.1
37,300		Southwest Bancorp., Inc.	663,567	0.1
29,300		State Bank Financial Corp.	615,300	0.1
30,600		Stewart Information Services Corp.	1,243,584	0.2
5,500		Stonegate Bank	166,045	0.0
80,600	@	Strategic Hotels & Resorts, Inc.	1,001,858	0.1
138,400		Summit Hotel Properties, Inc.	1,947,288	0.2
3,700		Sun Communities, Inc.	246,864	0.0
93,548		Sunstone Hotel Investors, Inc.	1,559,445	0.2
35,500		Susquehanna Bancshares, Inc.	486,705	0.1
4,000	@	SVB Financial Group	508,160	0.1
16,900		Symetra Financial Corp.	396,474	0.1
51,500		The Geo Group, Inc.	2,252,610	0.3
41,900		Trico Bancshares	1,011,047	0.1
38,300	@	Tristate Capital Holdings, Inc.	401,001	0.1
15,600	@	Triumph Bancorp, Inc.	213,096	0.0
15,400		UMH Properties, Inc.	155,078	0.0
237,888		Umpqua Holdings Corp.	4,086,916	0.5
10,300		United Fire Group, Inc.	327,231	0.0
3,108		Validus Holdings Ltd.	130,847	0.0
22,000	@	Walker & Dunlop, Inc.	390,060	0.1
4,700		Washington Federal, Inc.	102,484	0.0
7,000		WesBanco, Inc.	228,060	0.0
11,000		West BanCorp., Inc.	218,790	0.0
131,494	@	Western Alliance Bancorp.	3,897,482	0.5
167,600		Wilshire Bancorp., Inc.	1,670,972	0.2
4,495		WP GLIMCHER, Inc.	74,752	0.0
5,100	@	Yadkin Financial Corporation	103,530	0.0
			178,074,983	22.2

		Health Care: 12.5%
10,100	@	Acceleron Pharma, Inc.	384,406	0.1
68,700	@	Achillion Pharmaceuticals, Inc.	677,382	0.1
2,100	@	Adamas Pharmaceuticals, Inc.	36,729	0.0
1,300	@,L	Agios Pharmaceuticals, Inc.	122,590	0.0
8,700	@	Alnylam Pharmaceuticals, Inc.	908,454	0.1
30,600	@	Amphastar Pharmaceuticals, Inc.	457,776	0.1
34,923	@	Amsurg Corp.	2,148,463	0.3
29,200	@	Applied Genetic Technologies Corp./DE	583,708	0.1
12,400	@,L	Ardelyx, Inc.	162,316	0.0
87,600	@,L	Ariad Pharmaceuticals, Inc.	721,824	0.1

VY® JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
20,200	@,L	Atara Biotherapeutics, Inc.	$839,714	0.1
8,300	@	Auspex Pharmaceuticals, Inc.	832,241	0.1
3,700	@	Avalanche Biotechnologies, Inc.	149,924	0.0
30,900	@,L	Bellicum Pharmaceuticals, Inc.	715,953	0.1
65,400	@	BioTelemetry, Inc.	578,790	0.1
16,500	@	Bluebird Bio, Inc.	1,992,705	0.3
17,600	@,L	Calithera Biosciences, Inc.	288,992	0.0
42,600	@	Cambrex Corp.	1,688,238	0.2
14,042	@	Cara Therapeutics, Inc.	141,122	0.0
186,280		Catalent, Inc.	5,802,622	0.7
43,600	@,L	Celladon Corp.	825,784	0.1
64,000	@	Celldex Therapeutics, Inc.	1,783,680	0.2
90,352		Centene Corp.	6,386,983	0.8
78,400	@	Civitas Solutions, Inc.	1,641,696	0.2
4,800		Clovis Oncology, Inc.	356,304	0.0
187,400	@	Cross Country Healthcare, Inc.	2,222,564	0.3
55,300		Cynosure, Inc.	1,696,051	0.2
16,000		DexCom, Inc.	997,440	0.1
19,600	@,L	Dicerna Pharmaceuticals, Inc.	470,988	0.1
41,300	@	Eleven Biotherapeutics, Inc.	368,396	0.1
12,100	@	FibroGen, Inc.	379,698	0.1
21,700	@,L	Flex Pharma, Inc.	425,320	0.1
9,600	@	Furiex Pharmaceuticals, Inc. - CVR	93,792	0.0
51,700	@	Genesis Healthcare, Inc.	368,104	0.0
72,000		Greatbatch, Inc.	4,165,200	0.5
105,522	@	Hanger Orthopedic Group, Inc.	2,394,294	0.3
32,140	@	HealthEquity, Inc.	803,179	0.1
112,848		Healthsouth Corp.	5,005,937	0.6
5,900	@	ICU Medical, Inc.	549,526	0.1
44,132	@	Idexx Laboratories, Inc.	6,817,511	0.9
7,000	@	Immune Design Corp.	147,770	0.0
76,200	@	Infinity Pharmaceuticals, Inc.	1,065,276	0.1
42,100	@	Inogen, Inc.	1,346,779	0.2
21,800	@	Inovalon Holdings, Inc.	658,578	0.1
35,500	@	Insulet Corp.	1,183,925	0.2
1,100	@	Intercept Pharmaceuticals, Inc.	310,222	0.0
41,400	@	Invitae Corp.	693,864	0.1
10,000		Isis Pharmaceuticals, Inc.	636,700	0.1
2,000		Jazz Pharmaceuticals PLC	345,580	0.0
2,700	@,L	Karyopharm Therapeutics, Inc.	82,647	0.0
40,000	@,L	Kindred Biosciences, Inc.	285,600	0.0
30,800	@,L	Kite Pharma, Inc.	1,776,544	0.2
14,600	@	Lannett Co., Inc.	988,566	0.1
23,900		MacroGenics, Inc.	749,743	0.1
46,119	@	Magellan Health Services, Inc.	3,266,148	0.4
24,800		Medicines Co.	694,896	0.1
260,000	@	Merge Healthcare, Inc.	1,162,200	0.1
49,100	@	Molina Healthcare, Inc.	3,303,939	0.4
30,900	@	NuVasive, Inc.	1,421,091	0.2
26,981		Omnicell, Inc.	947,033	0.1
145,100	@	Oncothyreon, Inc.	236,513	0.0
2,700	@	Ophthotech Corp.	125,631	0.0
76,600	@	OraSure Technologies, Inc.	500,964	0.1
25,850		Owens & Minor, Inc.	874,764	0.1
7,100		Puma Biotechnology, Inc.	1,676,381	0.2
11,300		Receptos, Inc.	1,863,257	0.2
15,700	@	Revance Therapeutics, Inc.	325,461	0.0
457	@,L	Roka Bioscience, Inc.	1,462	0.0
2,400	@	Sage Therapeutics, Inc.	120,552	0.0
37,600		Surgical Care Affiliates, Inc.	1,290,808	0.2
14,200	@,L	Synageva BioPharma Corp.	1,384,926	0.2
147,200	@,L	Threshold Pharmaceuticals, Inc.	597,632	0.1
22,800	@,L	Tokai Pharmaceuticals, Inc.	257,640	0.0
2,575	@	Trupanion, Inc.	20,600	0.0
10,600	@	Ultragenyx Pharmaceutical, Inc.	658,154	0.1
59,037	@	Vitae Pharmaceuticals, Inc.	691,323	0.1
47,471		WellCare Health Plans, Inc.	4,341,698	0.5
103,379		West Pharmaceutical Services, Inc.	6,224,450	0.8
40,200	@	Xencor, Inc.	615,864	0.1
5,100	@	Zafgen, Inc.	202,011	0.0
3,000	@	ZS Pharma, Inc.	126,240	0.0
			100,189,828	12.5

		Industrials: 16.2%
41,700		AAR Corp.	1,280,190	0.2
86,400		ABM Industries, Inc.	2,752,704	0.3
367,300	@	ACCO Brands Corp.	3,052,263	0.4
35,200		Alaska Air Group, Inc.	2,329,536	0.3
122,072		Allison Transmission Holdings, Inc.	3,898,980	0.5
112,467		Altra Holdings, Inc.	3,108,588	0.4
1,500		Amerco, Inc.	495,600	0.1
55,800	@	American Woodmark Corp.	3,053,934	0.4
43,100	@	ARC Document Solutions, Inc.	397,813	0.0
65,300		ArcBest Corp.	2,474,217	0.3
37,900		Argan, Inc.	1,370,843	0.2
10,425		Atlas Air Worldwide Holdings, Inc.	448,483	0.1
6,500	@	Avis Budget Group, Inc.	383,597	0.0
14,900		Barnes Group, Inc.	603,301	0.1
32,900		Barrett Business Services, Inc.	1,409,436	0.2

VY® JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
33,000		Brady Corp.	$933,570	0.1
6,500		Ceco Environmental Corp.	68,965	0.0
222,000	@	Cenveo, Inc.	475,080	0.1
12,500		Columbus McKinnon Corp.	336,750	0.0
123,792		Comfort Systems USA, Inc.	2,604,584	0.3
5,600	@	CRA International, Inc.	174,272	0.0
27,200		Cubic Corp.	1,408,144	0.2
3,400		Curtiss-Wright Corp.	251,396	0.0
65,600		Deluxe Corp.	4,544,768	0.6
128,962		Douglas Dynamics, Inc.	2,945,492	0.4
28,200		EMCOR Group, Inc.	1,310,454	0.2
18,500		EnerSys	1,188,440	0.1
82,300		Engility Holdings, Inc.	2,472,292	0.3
40,200		Federal Signal Corp.	634,758	0.1
45,978		Forward Air Corp.	2,496,605	0.3
108,754	@,L	Generac Holdings, Inc.	5,295,232	0.7
21,900	@	General Finance Corp.	176,733	0.0
23,825	@	Gibraltar Industries, Inc.	390,968	0.0
30,000		Global Brass & Copper Holdings, Inc.	463,500	0.1
13,500	L	Greenbrier Cos., Inc.	783,000	0.1
172,100	@	Hawaiian Holdings, Inc.	3,790,502	0.5
9,200		Heidrick & Struggles International, Inc.	226,136	0.0
138,039		Herman Miller, Inc.	3,831,963	0.5
5,300		Hurco Cos, Inc.	174,529	0.0
9,900		Hyster-Yale Materials Handling, Inc.	725,571	0.1
19,000		Kadant, Inc.	999,590	0.1
123,255		KAR Auction Services, Inc.	4,675,062	0.6
5,100		Kelly Services, Inc.	88,944	0.0
104,200		Kimball International, Inc.	1,092,016	0.1
121,231		Knight Transportation, Inc.	3,909,700	0.5
30,500		Knoll, Inc.	714,615	0.1
13,800		LB Foster Co.	655,224	0.1
60,300		Matson, Inc.	2,542,248	0.3
20,200		Matthews International Corp.	1,040,502	0.1
267,000	@	Meritor, Inc.	3,366,870	0.4
9,600		Park-Ohio Holdings Corp.	505,632	0.1
78,316	@	Ply Gem Holdings, Inc.	1,018,108	0.1
6,700		Quad/Graphics, Inc.	153,966	0.0
5,700	@	Quality Distribution, Inc.	58,881	0.0
74,014		RBC Bearings, Inc.	5,665,032	0.7
40,350		Regal-Beloit Corp.	3,224,772	0.4
149,915		Rexnord Corp.	4,001,231	0.5
19,900	@	RPX Corp.	286,361	0.0
2,500		Standex International Corp.	205,325	0.0
75,600		Steelcase, Inc.	1,431,864	0.2
39,400		Swift Transportation Co.	1,025,188	0.1
109,123		Toro Co.	7,651,705	1.0
24,700	@	Trimas Corp.	760,513	0.1
1,450		Triumph Group, Inc.	86,594	0.0
16,800	@	TrueBlue, Inc.	409,080	0.1
40,200	@	Tutor Perini Corp.	938,670	0.1
3,300		Unifirst Corp.	388,377	0.0
10,500		United Stationers, Inc.	430,395	0.1
6,700		Universal Truckload Services, Inc.	168,706	0.0
34,394		US Ecology, Inc.	1,718,668	0.2
9,800		Viad Corp.	272,636	0.0
5,900		VSE Corp.	483,092	0.1
47,100	@	Wabash National Corp.	664,110	0.1
237,875		Waste Connections, Inc.	11,451,303	1.4
23,905		Watsco, Inc.	3,004,859	0.4
3,100		Watts Water Technologies, Inc.	170,593	0.0
			130,023,621	16.2

		Information Technology: 15.1%
104,996		Advent Software, Inc.	4,631,374	0.6
93,200	@,L	Aerohive Networks, Inc.	415,672	0.1
40,900		Alliance Fiber Optic Products, Inc.	712,478	0.1
19,800	@	Alpha & Omega Semiconductor Ltd.	176,418	0.0
63,200	@	Amkor Technology, Inc.	558,372	0.1
32,380	@	Anixter International, Inc.	2,465,089	0.3
23,220		ARRIS Group, Inc.	670,942	0.1
4,440	@	Aspen Technology, Inc.	170,896	0.0
264,991	@,L	Audience, Inc.	1,203,059	0.2
188,100	@	AVG Technologies	4,072,365	0.5
32,400	@	Avid Technology, Inc.	482,760	0.1
86,443	@	Benchmark Electronics, Inc.	2,077,225	0.3
109,000	@	Blucora, Inc.	1,488,940	0.2
17,700		Brooks Automation, Inc.	205,851	0.0
27,700	@	CACI International, Inc.	2,490,784	0.3
63,600	@	Carbonite, Inc.	909,480	0.1
123,048	@	CoreLogic, Inc.	4,339,903	0.5
37,900		Cornerstone OnDemand, Inc.	1,094,931	0.1
249,631		Cypress Semiconductor Corp.	3,522,293	0.4
6,200		EVERTEC, Inc.	135,532	0.0
70,800	@	Extreme Networks, Inc.	223,728	0.0
16,000	@	Fabrinet	303,840	0.0
24,996		Factset Research Systems, Inc.	3,979,363	0.5
12,300		Fair Isaac Corp.	1,091,256	0.1
50,009		FEI Co.	3,817,687	0.5
36,700	@	First Solar, Inc.	2,194,293	0.3
96,663		Freescale Semiconductor Holdings Ltd.	3,939,984	0.5
180,300	@	Global Cash Access, Inc.	1,373,886	0.2
88,800	@,L	GrubHub, Inc.	4,030,632	0.5
41,865		Guidewire Software, Inc.	2,202,518	0.3
17,600		Heartland Payment Systems, Inc.	824,560	0.1
60,191		Imperva, Inc.	2,570,156	0.3
79,359	@	Insight Enterprises, Inc.	2,263,319	0.3
38,700		Integrated Silicon Solution, Inc.	692,343	0.1
14,369	@	IntraLinks Holdings, Inc.	148,576	0.0

VY® JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
78,175	@	Kimball Electronics, Inc.	$1,105,395	0.1
31,650	@	Lattice Semiconductor Corp.	200,661	0.0
6,400		Littelfuse, Inc.	636,096	0.1
4,200	@	Manhattan Associates, Inc.	212,562	0.0
19,500	@	Model N, Inc.	233,220	0.0
176,280		Monotype Imaging Holdings, Inc.	5,753,779	0.7
11,700	@	Nanometrics, Inc.	196,794	0.0
27,528	@	NetSuite, Inc.	2,553,497	0.3
28,800	@	Newport Corp.	548,928	0.1
41,900	@	Omnivision Technologies, Inc.	1,104,903	0.1
96,900		Pegasystems, Inc.	2,107,575	0.3
28,300		Pericom Semiconductor Corp.	437,801	0.1
880	@	Photronics, Inc.	7,480	0.0
54,400	@	Polycom, Inc.	728,960	0.1
14,300	@	Progress Software Corp.	388,531	0.1
22,860	@	PTC, Inc.	826,846	0.1
160,302		Q2 Holdings, Inc.	3,388,784	0.4
50,300		QLIK Technologies, Inc.	1,565,839	0.2
13,500	@	Qualys, Inc.	627,480	0.1
254,300	@	Rovi Corp.	4,630,803	0.6
163,000	@	Sanmina Corp.	3,942,970	0.5
76,500		Science Applications International Corp.	3,928,275	0.5
42,300		Skyworks Solutions, Inc.	4,157,667	0.5
24,844	@	Splunk, Inc.	1,470,765	0.2
54,900	@,L	SunEdison, Inc.	1,317,600	0.2
34,900		Super Micro Computer, Inc.	1,159,029	0.1
18,800	@	Synaptics, Inc.	1,528,534	0.2
128,200	@	Take-Two Interactive Software, Inc.	3,263,331	0.4
161,900	@	TeleCommunication Systems, Inc.	620,077	0.1
218,900	@	Ultra Clean Holdings	1,565,135	0.2
182,920	@	Unisys Corp.	4,245,573	0.5
26,952	@	Varonis Systems, Inc.	691,588	0.1
56,789	@,L	WebMD Health Corp.	2,489,346	0.3
25,000	@,L	Yelp, Inc.	1,183,750	0.1
23,700	@	Zendesk, Inc.	537,753	0.1
			120,837,832	15.1

		Materials: 4.6%
35,700		A Schulman, Inc.	1,720,740	0.2
111,479		Aptargroup, Inc.	7,081,146	0.9
25,500		Axiall Corp.	1,196,970	0.2
34,100		Boise Cascade Co.	1,277,386	0.2
78,300		Commercial Metals Co.	1,267,677	0.2
139,916	@	Crown Holdings, Inc.	7,558,262	0.9
29,800		FutureFuel Corp.	306,046	0.0
122,900		Graphic Packaging Holding Co.	1,786,966	0.2
3,000		Innospec, Inc.	139,170	0.0
19,900		Koppers Holdings, Inc.	391,632	0.0
51,700		Kronos Worldwide, Inc.	654,005	0.1
32,200		Minerals Technologies, Inc.	2,353,820	0.3
36,500	@	Omnova Solutions, Inc.	311,345	0.0
28,600	@	Resolute Forest Products	493,350	0.1
36,300		Rock-Tenn Co.	2,341,350	0.3
121,728		Silgan Holdings, Inc.	7,076,049	0.9
38,750		Worthington Industries, Inc.	1,031,138	0.1
			36,987,052	4.6

		Telecommunication Services: 0.6%
74,500	@	8x8, Inc.	625,800	0.1
174,800		Inteliquent, Inc.	2,751,352	0.3
76,651	@,L	magicJack VocalTec Ltd.	524,293	0.1
43,900	@	RingCentral, Inc.	672,987	0.1
			4,574,432	0.6

		Utilities: 3.2%
1,278		AGL Resources, Inc.	63,453	0.0
11,500		American States Water Co.	458,735	0.1
4,300		Chesapeake Utilities Corp.	217,623	0.0
155,500		Dynegy, Inc.	4,887,365	0.6
3,700		El Paso Electric Co.	142,968	0.0
10,500		Empire District Electric Co.	260,610	0.0
16,800		Idacorp, Inc.	1,056,216	0.1
9,900		Laclede Group, Inc.	507,078	0.1
8,900		MGE Energy, Inc.	394,448	0.1
50,300		New Jersey Resources Corp.	1,562,318	0.2
4,500		Northwest Natural Gas Co.	215,775	0.0
93,333		NorthWestern Corp.	5,020,382	0.6
247,725		Portland General Electric Co.	9,188,120	1.2
8,300		Southwest Gas Corp.	482,811	0.1
8,100		Spark Energy, Inc.	119,475	0.0
1,600		UIL Holdings Corp.	82,272	0.0
16,500	@,L	Vivint Solar, Inc.	200,310	0.0
5,900		Westar Energy, Inc.	228,684	0.0
5,200		WGL Holdings, Inc.	293,280	0.1
			25,381,923	3.2

	Total Common Stock
	(Cost $594,309,931)		779,620,952	97.2

VY® JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 6.5%
	Securities Lending Collateralcc: 3.7%
1,493,919	BNP Paribas Bank, Repurchase Agreement dated 03/31/15, 0.13%, due 04/01/15 (Repurchase Amount $1,493,924, collateralized by various U.S. Government Agency Obligations, 1.625%-6.000%, Market Value plus accrued interest $1,523,797, due 06/01/16-03/01/45)	$1,493,919	0.2
7,096,694	Daiwa Capital Markets, Repurchase Agreement dated 03/31/15, 0.18%, due 04/01/15 (Repurchase Amount $7,096,729, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.000%, Market Value plus accrued interest $7,238,628, due 02/15/16-03/01/48)	7,096,694	0.9
7,096,694	Merrill Lynch & Co., Inc., Repurchase Agreement dated 03/31/15, 0.15%, due 04/01/15 (Repurchase Amount $7,096,723, collateralized by various U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $7,238,628, due 06/01/15-04/01/45)	7,096,694	0.9
7,096,694	Millenium Fixed Income Ltd., Repurchase Agreement dated 03/31/15, 0.22%, due 04/01/15 (Repurchase Amount $7,096,737, collateralized by various U.S. Government Securities, 0.875%-3.125%, Market Value plus accrued interest $7,238,628, due 08/15/17-02/15/42)	7,096,694	0.8
7,096,694	Nomura Securities, Repurchase Agreement dated 03/31/15, 0.13%, due 04/01/15 (Repurchase Amount $7,096,719, collateralized by various U.S. Government Agency Obligations, 1.280%-7.500%, Market Value plus accrued interest $7,238,628, due 08/18/15-10/20/64)	7,096,694	0.9
		29,880,695	3.7

Shares		Value	Percentage of Net Assets
	Mutual Funds: 2.8%
22,552,405	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.070%††
	(Cost $22,552,405)	22,552,405	2.8

	Total Short-Term Investments
	(Cost $52,433,100)	52,433,100	6.5

	Total Investments in Securities (Cost $646,743,031)	$832,054,052	103.7
	Liabilities in Excess of Other Assets	(29,517,356)	(3.7)
	Net Assets	$802,536,696	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of March 31, 2015.
@	Non-income producing security.
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at March 31, 2015.

Cost for federal income tax purposes is $648,935,204.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$217,854,801
Gross Unrealized Depreciation	(34,735,953)
Net Unrealized Appreciation	$183,118,848

VY® JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2015
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$129,263,034	$–	$–	$129,263,034
Consumer Staples	26,131,955	–	–	26,131,955
Energy	28,156,292	–	–	28,156,292
Financials	178,074,983	–	–	178,074,983
Health Care	100,096,036	–	93,792	100,189,828
Industrials	130,023,621	–	–	130,023,621
Information Technology	120,837,832	–	–	120,837,832
Materials	36,987,052	–	–	36,987,052
Telecommunication Services	4,574,432	–	–	4,574,432
Utilities	25,381,923	–	–	25,381,923
Total Common Stock	779,527,160	–	93,792	779,620,952
Short-Term Investments	22,552,405	29,880,695	–	52,433,100
Total Investments, at fair value	$802,079,565	$29,880,695	$93,792	$832,054,052
Other Financial Instruments+
Futures	180,241	–	–	180,241
Total Assets	$802,259,806	$29,880,695	$93,792	$832,234,293

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At March 31, 2015, the following futures contracts were outstanding for VY® JPMorgan Small Cap Core Equity Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Russell 2000® Mini Index	57	06/19/15	$7,118,730	$180,241
			$7,118,730	$180,241

A summary of derivative instruments by primary risk exposure is outlined in the following table.

The fair value of derivative instruments for VY® JPMorgan Small Cap Core Equity Portfolio as of March 31, 2015 were as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Asset Derivatives	Instrument Type

Equity contracts	Futures contracts	$180,241
Total Asset Derivatives		$180,241

VY® Morgan Stanley Global Franchise Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 97.8%
	France: 9.7%
37,001	LVMH Moet Hennessy Louis Vuitton SE	$6,511,524	1.5
96,909	Pernod Ricard SA	11,458,644	2.6
83,098	Publicis Groupe	6,411,535	1.5
182,678	Sanofi	18,041,035	4.1
		42,422,738	9.7

	Germany: 2.1%
127,615	SAP SE	9,223,641	2.1

	Italy: 0.8%
493,006	Davide Campari-Milano S.p.A.	3,439,388	0.8

	Japan: 1.5%
211,600	Japan Tobacco, Inc.	6,689,705	1.5

	Netherlands: 0.6%
97,401	Reed Elsevier NV	2,426,989	0.6

	Switzerland: 9.5%
556,273	Nestle S.A.	41,888,715	9.5

	United Kingdom: 30.8%
763,921	British American Tobacco PLC	39,558,743	9.0
696,903	Diageo PLC	19,258,367	4.4
566,605	Experian PLC	9,378,979	2.1
79,403	Imperial Tobacco Group PLC	3,483,098	0.8
356,470	Reckitt Benckiser PLC	30,622,632	7.0
137,400	Reed Elsevier PLC	2,362,984	0.5
731,279	Unilever PLC	30,511,355	7.0
		135,176,158	30.8

	United States: 42.8%
54,810	3M Co.	9,040,909	2.1
225,655	Accenture PLC	21,141,617	4.8
56,426	Intuit, Inc.	5,471,065	1.2
24,498	Mead Johnson Nutrition Co.	2,462,784	0.6
673,627	Microsoft Corp.	27,386,306	6.2
438,069	Mondelez International, Inc.	15,809,910	3.6
45,490	Moody's Corp.	4,721,862	1.1
91,207	Nike, Inc.	9,150,798	2.1
182,595	Philip Morris International, Inc.	13,754,881	3.1
248,890	Procter & Gamble Co.	20,394,047	4.6
242,377	Time Warner, Inc.	20,466,314	4.7
328,557	Twenty-First Century Fox, Inc. Class B	10,802,954	2.5
271,868	Visa, Inc.	17,782,886	4.0
92,602	Walt Disney Co.	9,713,024	2.2
		188,099,357	42.8

	Total Common Stock
	(Cost $351,151,307)	429,366,691	97.8

	Assets in Excess of Other Liabilities	9,800,368	2.2
	Net Assets	$439,167,059	100.0

Cost for federal income tax purposes is $351,607,264.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$80,440,173
Gross Unrealized Depreciation	(2,680,746)

Net Unrealized Appreciation	$77,759,427

Industry Diversification	Percentage of Net Assets
Food Products	20.7%
Agriculture	13.7
Software	9.5
Media	7.2
Beverages	7.0
Household Products/Wares	7.0
IT Services	4.8
Consumer Discretionary	4.8
Household Products	4.6
Industrials	4.2
Pharmaceuticals	4.1
Diversified Financial Services	4.0
Apparel	3.6
Consumer Staples	1.5
Financials	1.1
Assets in Excess of Other Liabilities	2.2
Net Assets	100.0%

VY® Morgan Stanley Global Franchise Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2015
Asset Table
Investments, at fair value
Common Stock
France	$–	$42,422,738	$–	$42,422,738
Germany	–	9,223,641	–	9,223,641
Italy	–	3,439,388	–	3,439,388
Japan	–	6,689,705	–	6,689,705
Netherlands	–	2,426,989	–	2,426,989
Switzerland	–	41,888,715	–	41,888,715
United Kingdom	–	135,176,158	–	135,176,158
United States	188,099,357	–	–	188,099,357
Total Common Stock	188,099,357	241,267,334	–	429,366,691
Total Investments, at fair value	$188,099,357	$241,267,334	$–	$429,366,691

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 58.1%
		Consumer Discretionary: 7.5%
233,979	@	Autozone, Inc.	$159,611,115	2.7
637,900		Comcast Corp. – Class A	36,022,213	0.6
264,500		Delphi Automotive PLC	21,091,230	0.4
1,365,796		Johnson Controls, Inc.	68,890,750	1.2
249,400	@	Liberty Global PLC - Class A	12,836,618	0.2
1,052,100	@	Liberty Global PLC - Class C	52,405,101	0.9
659,200		Lowe's Cos, Inc.	49,037,888	0.8
30,308	@	O'Reilly Automotive, Inc.	6,553,802	0.1
98,600		Time Warner Cable, Inc.	14,778,168	0.3
460,300		Twenty-First Century Fox, Inc. Class B	15,134,664	0.3
			436,361,549	7.5

		Consumer Staples: 2.8%
247,900		CVS Caremark Corp.	25,585,759	0.4
67,900		Kraft Foods Group, Inc.	5,915,109	0.1
1,166,288		Mondelez International, Inc.	42,091,334	0.7
420,434		PepsiCo, Inc.	40,201,899	0.7
342,900		Philip Morris International, Inc.	25,830,657	0.5
170,658		SABMiller PLC	8,939,330	0.1
198,300		Wal-Mart Stores, Inc.	16,310,175	0.3
			164,874,263	2.8

		Energy: 2.0%
3,422,000		Canadian Natural Resources Ltd.	105,089,620	1.8
265,867		Range Resources Corp.	13,835,719	0.2
			118,925,339	2.0

		Financials: 9.2%
17,300	@	Affiliated Managers Group, Inc.	3,715,694	0.1
294,300		American Tower Corp.	27,708,345	0.5
3,948,400		Bank of New York Mellon Corp.	158,883,616	2.7
454,800		Crown Castle International Corp.	37,539,192	0.6
116,273		Invesco Ltd.	4,614,875	0.1
719,650		Iron Mountain, Inc.	26,252,832	0.4
933,110		JPMorgan Chase & Co.	56,527,804	1.0
338,834		Julius Baer Group Ltd.	16,936,230	0.3
3,339,600		Marsh & McLennan Cos., Inc.	187,318,164	3.2
260,100		State Street Corp.	19,125,153	0.3
			538,621,905	9.2

		Health Care: 14.2%
1,289,300		Abbott Laboratories	59,733,269	1.0
441,850	@	Actavis PLC	131,503,397	2.3
752,800		Agilent Technologies, Inc.	31,278,840	0.5
671,249		Becton Dickinson & Co.	96,384,644	1.6
489,300		Cigna Corp.	63,334,992	1.1
1,023,000		Eli Lilly & Co.	74,320,950	1.3
111,600		Endo International PLC	10,010,520	0.2
59,000	@	Henry Schein, Inc.	8,237,580	0.1
224,500		PerkinElmer, Inc.	11,480,930	0.2
1,265,724		Pfizer, Inc.	44,034,538	0.8
1,225,568		Thermo Fisher Scientific, Inc.	164,642,805	2.8
619,224		UnitedHealth Group, Inc.	73,248,007	1.3
1,276,589		Zoetis, Inc.	59,093,305	1.0
			827,303,777	14.2

		Industrials: 11.6%
1,461,400		Ametek, Inc.	76,781,956	1.3
286,300		Boeing Co.	42,967,904	0.7
2,914,991		Danaher Corp.	247,482,736	4.2
426,000		IDEX Corp.	32,303,580	0.6
1,492,000		Pentair PLC	93,831,880	1.6
312,000		Roper Industries, Inc.	53,664,000	0.9
290,600	@	Sensata Technologies Holdings N.V.	16,694,970	0.3
2,112,100		Tyco International Plc	90,947,026	1.6
187,700		United Technologies Corp.	21,998,440	0.4
			676,672,492	11.6

		Information Technology: 7.4%
413,500		Cisco Systems, Inc.	11,381,587	0.2
290,500	@	eBay, Inc.	16,756,040	0.3
1,030,300		Fidelity National Information Services, Inc.	70,122,218	1.2
2,049,814	@	Fiserv, Inc.	162,755,232	2.8
44,900	@	Google, Inc. - Class A	24,906,030	0.4
80,000	@	Google, Inc. - Class C	43,840,000	0.8
11,500		SS&C Technologies Holdings, Inc.	716,450	0.0
348,923		Texas Instruments, Inc.	19,953,162	0.3
281,200		Vantiv, Inc.	10,601,240	0.2
1,076,000		Visa, Inc.	70,381,160	1.2
			431,413,119	7.4

		Materials: 0.7%
744,900	L	Cytec Industries, Inc.	40,254,396	0.7
30,400		LyondellBasell Industries NV - Class A	2,669,120	0.0
			42,923,516	0.7

		Telecommunication Services: 0.3%
128,100		SBA Communications Corp.	15,000,510	0.3

		Utilities: 2.4%
1,435,700		FirstEnergy Corp.	50,335,642	0.8
1,719,737		Pacific Gas & Electric Co.	91,266,442	1.6
			141,602,084	2.4

	Total Common Stock
	(Cost $2,791,710,423)		3,393,698,554	58.1

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
PREFERRED STOCK: 2.5%
		Energy: 0.0%
1,894	L	Chesapeake Energy Corp.	$166,435	0.0

		Financials: 0.8%
286,696		American Tower Corp.	28,448,844	0.5
165,000	P	State Street Corp.	4,212,450	0.1
205,000	P	US Bancorp Series F	5,598,550	0.1
166,000	P	US Bancorp Series G	4,931,860	0.1
			43,191,704	0.8

		Health Care: 1.2%
68,041	@	Actavis plc	68,857,492	1.2

		Telecommunication Services: 0.3%
305,551		T-Mobile US, Inc.	17,923,622	0.3

		Utilities: 0.2%
169,375	L,P	SCE Trust I	4,302,125	0.1
29,790	L,P	SCE Trust II	722,408	0.0
324,305	P	SCE Trust III	8,902,172	0.1
			13,926,705	0.2

	Total Preferred Stock
	(Cost $138,919,429)		144,065,958	2.5

Principal Amount†				Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 28.2%
			Basic Materials: 0.1%
	6,130,000		Cytec Industries, Inc., 3.950%, 05/01/25	6,309,186	0.1

			Communications: 8.4%
	7,190,000		Amazon.com, Inc., 2.600%, 12/05/19	7,372,561	0.1
	3,575,000		Amazon.com, Inc., 3.800%, 12/05/24	3,764,740	0.1
	1,980,000		CCO Holdings LLC / CCO Holdings Capital Corp., 7.250%, 10/30/17	2,066,625	0.0
	6,000,000		CCO Holdings LLC / CCO Holdings Capital Corp., 7.375%, 06/01/20	6,427,500	0.1
	1,000,000		CCO Holdings LLC / CCO Holdings Capital Corp., 8.125%, 04/30/20	1,047,500	0.0
	8,883,989		Cequel Communications LLC - TL B, 3.500%, 02/14/19	8,907,584	0.2
	3,998,307		Charter Communications Operating LLC, 3.000%, 01/31/21	3,988,000	0.1
	4,506,375		Charter Communications Operating LLC, 3.000%, 03/08/20	4,496,520	0.1
	5,200,000		Charter Communications Operating LLC, 4.250%, 09/12/21	5,248,344	0.1
	13,500,000		DISH DBS Corp., 7.125%, 02/01/16	14,056,875	0.2
	27,420,000		Intelsat Jackson Holdings SA, 7.250%, 10/15/20	28,311,150	0.5
	12,950,000		Intelsat Jackson Holdings SA, 7.250%, 04/01/19	13,471,237	0.2
	6,725,000		Intelsat Jackson Holdings SA, 7.500%, 04/01/21	6,935,156	0.1
	69,119,466		Intelsat TL 4/2/18, 3.750%, 06/30/19	68,938,027	1.2
	1,725,000		Lamar Media Corp., 5.000%, 05/01/23	1,772,437	0.0
	1,825,000		Lamar Media Corp., 5.875%, 02/01/22	1,929,937	0.0
CHF	383,333	#	Matterhorn Mobile SA, 5.380%, 05/15/19	396,922	0.0
CHF	7,770,000	#	Matterhorn Mobile SA, 6.750%, 05/15/19	8,399,244	0.1
	4,375,000		MetroPCS Wireless, Inc., 6.625%, 11/15/20	4,588,281	0.1
	4,490,000	L	Priceline Group, Inc./The, 0.350%, 06/15/20	5,146,663	0.1
	3,675,000		SBA Communications Corp., 5.625%, 10/01/19	3,893,663	0.1
	5,025,000		SBA Communications Corp., 5.750%, 07/15/20	5,307,656	0.1
	6,370,000	#	Sprint Nextel Corp., 9.000%, 11/15/18	7,325,500	0.1
	9,586,030		Telesat Canada, 3.500%, 03/28/19	9,579,962	0.2
CAD	1,508,750		Telesat Canada, 4.400%, 03/27/17	1,189,739	0.0
CAD	7,860,000		Telesat Canada, 4.430%, 03/28/19	6,198,077	0.1
	5,215,000	#	Telesat Canada, 6.000%, 05/15/17	5,317,996	0.1
	1,150,000		T-Mobile USA, Inc., 6.542%, 04/28/20	1,214,688	0.0
	7,750,000	#	Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH, 5.500%, 01/15/23	8,147,575	0.1
	6,375,000	#	Unitymedia KabelBW GmbH, 6.125%, 01/15/25	6,757,500	0.1
	500,000		Univision Communications, Inc., 4.000%, 03/01/20	499,766	0.0
	5,325,000	#	Univision Communications, Inc., 5.125%, 05/15/23	5,431,500	0.1

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Principal Amount†				Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
			Communications: (continued)
	26,160,000	#	Univision Communications, Inc., 6.750%, 09/15/22	$28,154,700	0.5
	34,050,000	#	Univision Communications, Inc., 7.875%, 11/01/20	36,476,063	0.6
	9,132,000	#	Univision Communications, Inc., 8.500%, 05/15/21	9,794,070	0.2
	37,450,000		UPC Financing Partnership, 3.250%, 06/30/21	37,262,750	0.6
EUR	4,150,000	#	UPC Holding BV, 6.375%, 09/15/22	4,819,251	0.1
	42,630,000	#	UPCB Finance III Ltd., 6.625%, 07/01/20	44,601,638	0.8
	25,615,000	#	UPCB Finance V Ltd., 7.250%, 11/15/21	27,696,219	0.5
	30,875,000	#	UPCB Finance VI Ltd., 6.875%, 01/15/22	33,113,438	0.6
	1,925,000	#	Virgin Media Secured Finance PLC, 5.250%, 01/15/26	1,968,313	0.0
	5,028,000	#	Virgin Media Secured Finance PLC, 5.375%, 04/15/21	5,298,255	0.1
GBP	2,475,000	#	Virgin Media Secured Finance PLC, 6.000%, 04/15/21	3,867,451	0.1
				491,181,073	8.4

			Consumer, Cyclical: 4.6%
	3,050,000		AmeriGas Finance LLC/AmeriGas Finance Corp., 7.000%, 05/20/22	3,286,375	0.1
	1,375,000		AmeriGas Finance, LLC/AmeriGas Finance Corp., 6.750%, 05/20/20	1,454,062	0.0
	1,175,000		AmeriGas Partners L.P./AmeriGas Finance Corp., 6.250%, 08/20/19	1,224,937	0.0
	2,400,000		Cedar Fair L.P. / Canada's Wonderland Co. / Magnum Management Corp., 5.250%, 03/15/21	2,490,000	0.0
	4,742,001		Continental Airlines, Inc., 4.150%, 04/11/24	5,026,521	0.1
	877,650		Continental Airlines, Inc., 6.250%, 10/11/21	936,891	0.0
	1,537,683		Continental Airlines, Inc., 7.250%, 11/10/19	1,779,869	0.0
	1,994,123		Continental Airlines, Inc., 9.000%, 01/08/18	2,158,639	0.0
	1,211,799		Delta Air Lines, 5.300%, 04/15/19	1,317,831	0.0
	1,380,229		Delta Air Lines, 7.750%, 06/17/21	1,594,164	0.0
	2,400,000		Ford Motor Credit Co. LLC, 2.500%, 01/15/16	2,428,421	0.0
	4,500,000		Ford Motor Credit Co. LLC, 2.750%, 05/15/15	4,510,062	0.1
	3,100,000		Ford Motor Credit Co. LLC, 4.250%, 02/03/17	3,256,184	0.1
	21,200,000		Ford Motor Credit Co. LLC, 0.899%, 03/27/17	21,201,887	0.4
	8,450,000		Ford Motor Credit Co. LLC, 0.784%, 09/08/17	8,406,432	0.1
	12,600,000		Ford Motor Credit Co. LLC, 0.834%, 12/06/17	12,521,338	0.2
	6,025,000		Ford Motor Credit Co. LLC, 1.214%, 01/09/18	6,045,431	0.1
	17,815,000		Ford Motor Credit Co. LLC, 1.461%, 03/27/17	17,821,556	0.3
	6,615,000		Ford Motor Credit Co. LLC, 1.506%, 05/09/16	6,663,501	0.1
	4,250,000		Ford Motor Credit Co. LLC, 1.724%, 12/06/17	4,242,473	0.1
	3,855,000		Ford Motor Credit Co. LLC, 2.145%, 01/09/18	3,900,562	0.1
	8,650,000		Ford Motor Credit Co. LLC, 2.375%, 03/12/19	8,758,679	0.1
	6,350,000		Ford Motor Credit Co. LLC, 2.597%, 11/04/19	6,440,640	0.1
	3,750,000		Ford Motor Credit Co. LLC, 5.000%, 05/15/18	4,091,580	0.1
	3,850,000		Ford Motor Credit Co. LLC, 6.625%, 08/15/17	4,277,288	0.1
	1,325,000	#	Group 1 Automotive, Inc., 5.000%, 06/01/22	1,334,937	0.0
	9,380,921		Hilton Worldwide Finance LLC - TL B 1L, 3.500%, 09/23/20	9,403,538	0.2
	1,257,353		Kasima LLC - Term Loan B, 3.250%, 05/17/21	1,258,139	0.0
	10,675,000		L Brands, Inc., 5.625%, 10/15/23	11,902,625	0.2
	2,800,000		L Brands, Inc., 5.625%, 02/15/22	3,094,000	0.1
	3,950,000		L Brands, Inc., 6.625%, 04/01/21	4,544,515	0.1
	2,850,000		L Brands, Inc., 6.900%, 07/15/17	3,159,938	0.1
	1,825,000		L Brands, Inc., 7.000%, 05/01/20	2,112,438	0.0
	1,800,000		L Brands, Inc., 8.500%, 06/15/19	2,168,460	0.0
	4,817,307		Peninsula Gaming, LLC - TL B, 4.250%, 11/20/17	4,827,544	0.1
	2,525,000		Penske Automotive Group, Inc., 5.375%, 12/01/24	2,613,375	0.0
	37,350,000		Rite Aid Corp., 8.000%, 08/15/20	39,731,063	0.7
	3,450,000		Rite Aid Corp., 9.250%, 03/15/20	3,812,250	0.1
	2,950,000	#	Schaeffler Finance BV, 7.750%, 02/15/17	3,311,375	0.1
	1,525,000		Suburban Propane Partners L.P./Suburban Energy Finance Corp., 7.375%, 08/01/21	1,647,000	0.0

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Principal Amount†				Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
			Consumer, Cyclical: (continued)
	14,800,000		Toyota Motor Credit Corp., 0.638%, 03/12/20	$14,803,478	0.3
	4,806,816		US Airways 2010-1 Class A Pass Through Trust, 6.250%, 10/22/24	5,455,736	0.1
	548,953		US Airways 2010-1 Class B Pass Through Trust, 8.500%, 10/22/18	598,359	0.0
	584,166		US Airways 2012-2 Class A Pass Through Trust, 4.625%, 06/03/25	625,057	0.0
	885,791		US Airways 2012-2 Class B Pass Through Trust, 6.750%, 06/03/21	956,654	0.0
	3,315,556		US Airways 2013-1 Class A Pass Through Trust, 3.950%, 05/15/27	3,439,889	0.1
	1,013,883		US Airways 2013-1 Class B Pass Through Trust, 5.375%, 05/15/23	1,056,973	0.0
	9,111,250		Wendy's International, Inc., 3.250%, 05/15/19	9,122,639	0.2
				266,815,305	4.6

			Consumer, Non-cyclical: 4.4%
	3,075,000		B&G Foods, Inc., 4.625%, 06/01/21	3,082,687	0.1
	4,925,000		Becton Dickinson and Co., 1.800%, 12/15/17	4,964,961	0.1
	3,805,000		Becton Dickinson and Co., 2.675%, 12/15/19	3,897,618	0.1
	3,100,000		CHS/Community Health Systems, Inc., 5.125%, 08/15/18	3,204,625	0.1
	13,074,337		DaVita HealthCare Partners, Inc., 3.500%, 06/24/21	13,122,203	0.2
	26,750,000		DaVita HealthCare Partners, Inc., 5.125%, 07/15/24	27,385,312	0.5
	12,737,000		DaVita HealthCare Partners, Inc., 6.625%, 11/01/20	13,381,811	0.2
	18,050,000		DaVita, Inc., 5.750%, 08/15/22	19,223,250	0.3
EUR	4,250,000		DE Master Blenders, 3 month EURIBOR plus 350bps, 3.500%, 05/09/21	4,604,068	0.1
	18,250,000		DE Master Blenders, 3.500%, 05/09/21	18,215,781	0.3
	3,735,000		Eli Lilly & Co., 1.250%, 03/01/18	3,748,383	0.1
	6,593,000	#	Fresenius Medical Care US Finance II, Inc., 5.625%, 07/31/19	7,189,666	0.1
	3,175,000	#	Fresenius Medical Care US Finance II, Inc., 5.875%, 01/31/22	3,508,375	0.1
	34,052,500		HCA, Inc. - TL B5, 2.928%, 03/31/17	34,105,724	0.6
	1,450,000		HCA, Inc., 2.678%, 02/02/16	1,450,906	0.0
	32,170,557		HJ Heinz Co., 3.500%, 06/05/20	32,232,807	0.6
	8,500,000		HJ Heinz Co., 4.250%, 10/15/20	8,731,625	0.1
	2,190,000		Johnson & Johnson, 1.125%, 11/21/17	2,202,470	0.0
	3,780,000		Johnson & Johnson, 3.375%, 12/05/23	4,059,247	0.1
	3,635,000	#	Medtronic, Inc., 1.500%, 03/15/18	3,653,898	0.1
	4,860,000	#	Medtronic, Inc., 2.500%, 03/15/20	4,968,752	0.1
	4,800,000		Merck & Co., Inc., 0.404%, 02/10/17	4,804,277	0.1
	6,400,000		Merck & Co., Inc., 0.654%, 02/10/20	6,433,466	0.1
	1,650,000		Novartis Capital Corp., 3.400%, 05/06/24	1,764,543	0.0
	2,150,000		Omnicare, Inc., 5.000%, 12/01/24	2,257,500	0.0
	8,210,805		Pinnacle Foods Finance LLC - TL G 1L, 3.000%, 04/29/20	8,189,548	0.1
	7,430,938		Pinnacle Foods Finance LLC - TL H 1L, 3.000%, 04/29/20	7,411,030	0.1
	5,000,000	#	Roche Holdings, Inc., 3.350%, 09/30/24	5,249,835	0.1
	2,680,000		UnitedHealth Group, Inc., 1.400%, 12/15/17	2,702,217	0.0
	875,000		WellCare Health Plans, Inc., 5.750%, 11/15/20	923,125	0.0
				256,669,710	4.4

			Energy: 7.6%
	7,475,000		Antero Resources Corp., 5.375%, 11/01/21	7,278,781	0.1
	5,000,000		Antero Resources Corp., 6.000%, 12/01/20	5,027,500	0.1
	1,935,000		Canadian Natural Resources Ltd., 1.750%, 01/15/18	1,926,436	0.0
	6,000,000		Chesapeake Energy Corp., 3.250%, 03/15/16	6,007,500	0.1
	4,275,000		Chesapeake Energy Corp., 3.503%, 04/15/19	4,125,375	0.1
	15,900,000		Chevron Corp., 0.362%, 02/22/17	15,934,598	0.3
	15,875,000		Chevron Corp., 0.432%, 03/02/18	15,886,097	0.3
	7,425,000		Chevron Corp., 1.365%, 03/02/18	7,463,224	0.1
	8,350,000		Concho Resources, Inc./Midland TX, 6.500%, 01/15/22	8,788,375	0.2
	19,900,000		Concho Resources, Inc./Midland TX, 7.000%, 01/15/21	20,944,750	0.4
	4,900,000		Concho Resources, Inc., 5.500%, 10/01/22	4,961,250	0.1

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Energy: (continued)
12,000,000		Concho Resources, Inc., 5.500%, 04/01/23	$12,150,000	0.2
6,175,000		CONSOL Energy, Inc., 5.875%, 04/15/22	5,619,250	0.1
3,825,000		Energy Transfer Partners L.P., 4.150%, 10/01/20	4,020,327	0.1
4,950,000		Energy Transfer Partners L.P., 4.900%, 02/01/24	5,313,483	0.1
18,800,000		EQT Corp., 4.875%, 11/15/21	19,812,493	0.3
3,645,000		EQT Corp., 8.125%, 06/01/19	4,358,330	0.1
3,745,000		Equitable Resources, Inc., 6.500%, 04/01/18	4,183,064	0.1
30,925,000		Exxon Mobil Corp., 0.314%, 03/01/18	30,937,679	0.5
30,264,000		MarkWest Energy Partners L.P. / MarkWest Energy Finance Corp., 4.500%, 07/15/23	30,112,680	0.5
6,025,000		MarkWest Energy Partners L.P. / MarkWest Energy Finance Corp., 4.875%, 12/01/24	6,190,085	0.1
23,520,000		MarkWest Energy Partners L.P. / MarkWest Energy Finance Corp., 5.500%, 02/15/23	24,284,400	0.4
15,700,000		MarkWest Energy Partners L.P. / MarkWest Energy Finance Corp., 6.250%, 06/15/22	16,485,000	0.3
11,350,000	L	MarkWest Energy Partners L.P. / MarkWest Energy Finance Corp., 6.500%, 08/15/21	11,945,875	0.2
13,575,000	L	MarkWest Energy Partners L.P. / MarkWest Energy Finance Corp., 6.750%, 11/01/20	14,321,625	0.2
1,120,000		Noble Energy, Inc., 3.900%, 11/15/24	1,141,651	0.0
1,145,000		ONEOK Partners L.P., 2.000%, 10/01/17	1,142,323	0.0
40,400,000		Range Resources Corp., 5.000%, 03/15/23	40,400,000	0.7
23,100,000		Range Resources Corp., 5.750%, 06/01/21	24,247,839	0.4
32,550,000		Range Resources Corp., 5.000%, 08/15/22	32,550,000	0.6
15,895,000		Range Resources Corp., 6.750%, 08/01/20	16,570,538	0.3
2,350,000		SM Energy Co., 6.500%, 01/01/23	2,420,500	0.0
6,825,000		SM Energy Co., 6.500%, 11/15/21	6,961,500	0.1
2,400,000	#	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 4.125%, 11/15/19	2,400,000	0.0
6,675,000		Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 4.250%, 11/15/23	6,458,063	0.1
6,150,000	#	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 5.000%, 01/15/18	6,349,875	0.1
4,975,000		Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 5.250%, 05/01/23	5,024,750	0.1
7,000,000		Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 6.875%, 02/01/21	7,385,000	0.1
4,425,000		WPX Energy, Inc., 5.250%, 01/15/17	4,469,250	0.1
			445,599,466	7.6

		Financial: 1.3%
1,860,000		American Tower Corp., 3.500%, 01/31/23	1,846,829	0.0
3,085,000		American Tower Corp., 5.000%, 02/15/24	3,379,519	0.1
1,800,000		CBRE Services, Inc., 5.000%, 03/15/23	1,881,000	0.0
3,000,000		CNH Capital LLC, 3.875%, 11/01/15	3,030,000	0.1
8,450,000		CNH Capital LLC, 6.250%, 11/01/16	8,935,875	0.2
9,825,000		Crown Castle International Corp., 4.875%, 04/15/22	10,224,141	0.2
6,775,000		Crown Castle International Corp., 5.250%, 01/15/23	7,147,625	0.1
4,225,000		Host Hotels & Resorts L.P., 5.875%, 06/15/19	4,384,819	0.1
4,880,000		International Lease Finance Corp., 2.221%, 06/15/16	4,898,300	0.1
600,000		Iron Mountain, Inc., 7.750%, 10/01/19	642,000	0.0
2,860,000		John Deere Capital Corp., 0.700%, 09/04/15	2,864,032	0.0
24,615,000		KFW, 2.500%, 11/20/24	25,681,322	0.4
2,170,000		Marsh & McLennan Cos, Inc., 2.350%, 03/06/20	2,184,756	0.0

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
	175,000	Regions Bank/Birmingham AL, 7.500%, 05/15/18	$203,696	0.0
	245,000	Synovus Financial Corp., 5.125%, 06/15/17	250,659	0.0
			77,554,573	1.3

		Industrial: 0.5%
	1,795,000	Amphenol Corp., 1.550%, 09/15/17	1,800,888	0.0
	525,000	Case New Holland, Inc., 7.875%, 12/01/17	584,220	0.0
	3,890,000	Caterpillar Financial Services Corp., 0.700%, 11/06/15	3,898,562	0.1
	3,600,000	Caterpillar Financial Services Corp., 1.250%, 11/06/17	3,609,929	0.1
	2,190,000	Caterpillar Financial Services Corp., 2.250%, 12/01/19	2,224,271	0.0
	8,900,000	CNH Capital LLC, 3.625%, 04/15/18	8,966,750	0.2
	375,000	CNH Industrial Capital LLC, 3.250%, 02/01/17	375,000	0.0
	1,250,000	# Moog, Inc., 5.250%, 12/01/22	1,290,625	0.0
EUR	3,000,000	Rexam PLC, 6.750%, 06/29/67	3,319,283	0.1
	325,000	# Sealed Air Corp., 8.375%, 09/15/21	367,250	0.0
	2,625,000	Xylem, Inc./NY, 3.550%, 09/20/16	2,708,257	0.0
	850,000	Xylem, Inc./NY, 4.875%, 10/01/21	937,994	0.0
			30,083,029	0.5

		Technology: 1.0%
	1,750,000	First Data Corp., 3.674%, 03/24/18	1,751,276	0.0
	500,000	First Data Corp., 3.674%, 09/24/18	500,437	0.0
	1,450,000	# IMS Health, Inc., 6.000%, 11/01/20	1,513,437	0.0
	6,185,744	Kronos, Inc., 4.500%, 10/30/19	6,205,718	0.1
	7,019,495	Kronos, Inc., 9.750%, 04/30/20	7,212,531	0.1
	13,550,000	# NXP BV / NXP Funding LLC, 3.750%, 06/01/18	13,854,875	0.3
	10,150,000	# NXP BV / NXP Funding LLC, 5.750%, 02/15/21	10,771,688	0.2
	14,475,000	# NXP BV / NXP Funding LLC, 5.750%, 03/15/23	15,415,875	0.3
			57,225,837	1.0

		Utilities: 0.3%
	4,270,000	Berkshire Hathaway Energy Co., 2.400%, 02/01/20	4,336,757	0.1
	4,305,000	Berkshire Hathaway Energy Co., 3.500%, 02/01/25	4,492,440	0.1
	2,080,000	CMS Energy Corp., 6.550%, 07/17/17	2,319,770	0.0
	970,000	CMS Energy Corp., 8.750%, 06/15/19	1,227,599	0.0
	2,440,000	Otter Tail Corp., 9.000%, 12/15/16	2,732,685	0.1
	2,031,683	Texas Competitive Electric Holdings Co. LLC, 3.750%, 05/05/16	2,044,635	0.0
			17,153,886	0.3

		Total Corporate Bonds/Notes
		(Cost $1,639,319,167)	1,648,592,065	28.2

COLLATERALIZED MORTGAGE OBLIGATIONS: 0.3%
	19,520,000	Ally Master Owner Trust, 0.875%, 06/15/17	19,536,104	0.3

		Total Collateralized Mortgage Obligations
		(Cost $19,520,000)	19,536,104	0.3

ASSET-BACKED SECURITIES: 0.1%
		Automobile Asset-Backed Securities: 0.0%
	1,158,312	Ford Credit Auto Owner Trust, 0.580%, 12/15/16	1,158,508	0.0
	894,574	Honda Auto Receivables Owner Trust, 0.560%, 05/15/16	894,622	0.0
			2,053,130	0.0

		Other Asset-Backed Securities: 0.1%
	2,715,000	# DB Master Finance LLC 2015-1, 3.262%, 02/20/45	2,743,931	0.1

		Total Asset-Backed Securities
		(Cost $4,767,794)	4,797,061	0.1

FOREIGN GOVERNMENT BONDS: 0.2%
	10,634,000	KFW, 0.500%, 04/19/16	10,646,952	0.2

		Total Foreign Government Bonds
		(Cost $10,599,865)	10,646,952	0.2

		Total Long-Term Investments
		(Cost $4,604,836,678)	5,221,336,694	89.4

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 10.6%
	Securities Lending Collateralcc: 0.5%
1,371,994	BNP Paribas Bank, Repurchase Agreement dated 03/31/15, 0.13%, due 04/01/15 (Repurchase Amount $1,371,999, collateralized by various U.S. Government Agency Obligations, 1.625%-6.000%, Market Value plus accrued interest $1,399,434, due 06/01/16-03/01/45)	$1,371,994	0.1
6,517,569	Daiwa Capital Markets, Repurchase Agreement dated 03/31/15, 0.18%, due 04/01/15 (Repurchase Amount $6,517,601, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.000%, Market Value plus accrued interest $6,647,921, due 02/15/16-03/01/48)	6,517,569	0.1
6,517,569	Millenium Fixed Income Ltd., Repurchase Agreement dated 03/31/15, 0.22%, due 04/01/15 (Repurchase Amount $6,517,608, collateralized by various U.S. Government Securities, 0.875%-3.125%, Market Value plus accrued interest $6,647,921, due 08/15/17-02/15/42)	6,517,569	0.1
6,517,569	Nomura Securities, Repurchase Agreement dated 03/31/15, 0.13%, due 04/01/15 (Repurchase Amount $6,517,592, collateralized by various U.S. Government Agency Obligations, 1.280%-7.500%, Market Value plus accrued interest $6,647,920, due 08/18/15-10/20/64)	6,517,569	0.1
6,517,569	State of Wisconsin Investment Board, Repurchase Agreement dated 03/31/15, 0.23%, due 04/01/15 (Repurchase Amount $6,517,610, collateralized by various U.S. Government Securities, 0.125%-2.500%, Market Value plus accrued interest $6,648,164, due 04/15/16-01/15/29)	6,517,569	0.1
		27,442,270	0.5

Shares		Value	Percentage of Net Assets
	Mutual Funds: 10.1%
590,596,374	T. Rowe Price Reserve Investment Fund, 0.037%††
	(Cost $590,596,374)	590,596,374	10.1

	Total Short-Term Investments
	(Cost $618,038,644)	618,038,644	10.6

	Total Investments in Securities (Cost $5,222,875,322)	$5,839,375,338	100.0
	Assets in Excess of Other Liabilities	1,446,204	–
	Net Assets	$5,840,821,542	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of March 31, 2015.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

@	Non-income producing security.
P	Preferred Stock may be called prior to convertible date.
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at March 31, 2015.

CAD	Canadian Dollar
CHF	Swiss Franc
EUR	EU Euro
GBP	British Pound

Cost for federal income tax purposes is $5,223,686,814.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$655,906,872
Gross Unrealized Depreciation	(40,218,348)

Net Unrealized Appreciation	$615,688,524

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2015
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$436,361,549	$–	$–	$436,361,549
Consumer Staples	155,934,933	8,939,330	–	164,874,263
Energy	118,925,339	–	–	118,925,339
Financials	521,685,675	16,936,230	–	538,621,905
Health Care	827,303,777	–	–	827,303,777
Industrials	676,672,492	–	–	676,672,492
Information Technology	431,413,119	–	–	431,413,119
Materials	42,923,516	–	–	42,923,516
Telecommunication Services	15,000,510	–	–	15,000,510
Utilities	141,602,084	–	–	141,602,084
Total Common Stock	3,367,822,994	25,875,560	–	3,393,698,554
Preferred Stock	52,816,284	91,249,674	–	144,065,958
Corporate Bonds/Notes	–	1,648,592,065	–	1,648,592,065
Collateralized Mortgage Obligations	–	19,536,104	–	19,536,104
Short-Term Investments	590,596,374	27,442,270	–	618,038,644
Asset-Backed Securities	–	4,797,061	–	4,797,061
Foreign Government Bonds	–	10,646,952	–	10,646,952
Total Investments, at fair value	$4,011,235,652	$1,828,139,686	$–	$5,839,375,338
Other Financial Instruments+
Forward Foreign Currency Contracts	–	182,492	–	182,492
Futures	405,128	–	–	405,128
Total Assets	$4,011,640,780	$1,828,322,178	$–	$5,839,962,958
Liabilities Table
Other Financial Instruments+
Written Options	$(2,931,298)	$(27,928,106)	$–	$(30,859,404)
Total Liabilities	$(2,931,298)	$(27,928,106)	$–	$(30,859,404)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At March 31, 2015, the following forward foreign currency contracts were outstanding for VY® T. Rowe Price Capital Appreciation Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

Standard Chartered PLC	EU Euro	11,003,000	Sell	06/25/15	$12,027,379	$11,844,887	$182,492
							$182,492

At March 31, 2015, the following futures contracts were outstanding for VY® T. Rowe Price Capital Appreciation Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
EURO STOXX 50®	724	06/19/15	$28,266,532	$238,173
STOXX® Europe 600 Banks	1,315	06/19/15	27,699,243	166,955
			$55,965,775	$405,128

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

At March 31, 2015, the following exchange-traded written options were outstanding for VY® T. Rowe Price Capital Appreciation Portfolio:

Description	Exercise Price	Expiration Date	# of Contracts	Premiums Received	Fair Value
Google Inc. - Class A	590.00	01/15/16	317	$785,975	$(951,000)
Google Inc. - Class C	590.00	01/15/16	317	758,686	(865,410)
JPMorgan Chase & Co.	70.00	01/15/16	4,987	509,923	(438,856)
Visa Inc.	280.00	01/15/16	1,344	442,859	(450,240)
Visa Inc.	300.00	01/15/16	1,344	247,588	(225,792)
				$2,745,031	$(2,931,298)

At March 31, 2015, the following over-the-counter written options were outstanding for VY® T. Rowe Price Capital Appreciation Portfolio:

Number of Contracts	Counterparty	Description	Exercise Price	Expiration Date	Premiums Received	Fair Value
Options on Securities
900	Bank of America	American Tower Corp.	105.000 USD	01/15/16	$283,709	$(245,700)
1,071	Bank of America	American Tower Corp.	110.000 USD	01/15/16	213,050	(190,103)
556	Citigroup, Inc.	American Tower Corp.	115.000 USD	01/15/16	149,215	(58,380)
117	Citigroup, Inc.	Boeing Co.	140.000 USD	01/15/16	54,021	(186,030)
4,135	Citigroup, Inc.	CISCO Systems Inc.	25.000 USD	01/15/16	764,975	(1,436,912)
5,391	Citigroup, Inc.	Comcast Corp. - Class A	65.000 USD	01/15/16	844,708	(797,868)
961	Citigroup, Inc.	Comcast Corp. - Class A	70.000 USD	01/15/16	116,886	(63,426)
702	Bank of America	Crown Castle International Corp.	90.000 USD	01/15/16	170,740	(133,380)
1,058	Morgan Stanley	CVS Caremark Corp.	90.000 USD	01/15/16	267,494	(1,621,385)
1,058	Morgan Stanley	CVS Caremark Corp.	95.000 USD	01/15/16	161,853	(1,251,614)
489	Citigroup, Inc.	Danaher Corp.	100.000 USD	01/15/16	111,291	(73,350)
489	Citigroup, Inc.	Danaher Corp.	95.000 USD	01/15/16	169,683	(124,695)
132	Bank of America	Google Inc. - Class A	700.000 USD	01/15/16	313,852	(84,480)
483	Bank of America	Google Inc. - Class C	700.000 USD	01/15/16	918,370	(268,065)
2,645	Morgan Stanley	Lowe's Companies Inc.	60.000 USD	01/15/16	520,589	(4,232,000)
914	Morgan Stanley	Lowe's Companies Inc.	75.000 USD	01/15/16	112,459	(516,410)
1,489	Citigroup, Inc.	Mondelez International, Inc.	45.000 USD	01/15/16	126,997	(53,604)
160	Citigroup, Inc.	Pentair PLC	70.000 USD	11/20/15	39,680	(32,400)
1,562	Morgan Stanley	PepsiCo Inc.	100.000 USD	01/15/16	392,174	(538,890)
909	Morgan Stanley	PepsiCo Inc.	105.000 USD	01/15/16	186,227	(194,526)
1,492	Morgan Stanley	PepsiCo Inc.	110.000 USD	01/15/16	248,903	(170,088)
5,806	Citigroup, Inc.	Pfizer Inc.	30.000 USD	01/15/16	1,069,370	(3,077,180)
1,918	Morgan Stanley	State Street Corp.	87.500 USD	01/15/16	354,452	(249,340)
1,094	Citigroup, Inc.	Thermo Fisher Scientific Inc.	150.000 USD	01/15/16	372,483	(451,822)
431	Bank of America	United Health Group Inc.	120.000 USD	01/15/16	154,199	(366,350)
1,106	Bank of America	United Health Group Inc.	90.000 USD	01/15/16	754,842	(3,295,880)
1,105	Bank of America	United Health Group Inc.	95.000 USD	01/15/16	540,085	(2,908,912)
831	Citigroup, Inc.	United Health Group Inc.	100.000 USD	01/15/16	384,708	(1,842,743)
830	Citigroup, Inc.	United Health Group Inc.	105.000 USD	01/15/16	263,029	(1,477,400)
1,343	Citigroup, Inc.	United Technologies Corp.	120.000 USD	01/15/16	388,919	(809,158)
267	Citigroup, Inc.	United Technologies Corp.	125.000 USD	01/15/16	119,349	(104,130)
267	Citigroup, Inc.	United Technologies Corp.	130.000 USD	01/15/16	80,669	(69,153)
990	Citigroup, Inc.	Wal-Mart Stores, Inc.	80.000 USD	01/15/16	358,380	(556,875)
993	Citigroup, Inc.	Wal-Mart Stores, Inc.	82.500 USD	01/15/16	255,697	(445,857)
		Total Written OTC Options			$11,263,058	$(27,928,106)

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of March 31, 2015 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Asset Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$182,492
Equity contracts	Futures contracts	405,128
Total Asset Derivatives		$587,620

Liability Derivatives	Instrument Type

Equity contracts	Written options	$30,859,404
Total Liability Derivatives		$30,859,404

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at March 31, 2015:

	Bank of America	Citigroup, Inc.	Morgan Stanley	Standard Chartered PLC	Totals
Assets:
Forward foreign currency contracts	$-	$-	$-	$182,492	$182,492
Total Assets	$-	$-	$-	$182,492	$182,492

Liabilities:
Written options	$7,492,870	$11,660,983	$8,774,253	$-	$27,928,106
Total Liabilities	$7,492,870	$11,660,983	$8,774,253	$-	$27,928,106

Net OTC derivative instruments by counterparty, at fair value	$(7,492,870)	$(11,660,983)	$(8,774,253)	$182,492	$(27,745,614)

Total collateral pledged by the Portfolio/(Received from counterparty)	$-	$-	$-	$-	$-

Net Exposure(1)	$(7,492,870)	$(11,660,983)	$(8,774,253)	$182,492	$(27,745,614)

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio.

VY® T. Rowe Price Equity Income Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 95.6%
		Consumer Discretionary: 12.9%
354,200	L	Cablevision Systems Corp.	$6,481,860	0.5
298,100		Carnival Corp.	14,261,104	1.1
98,800		Coach, Inc.	4,093,284	0.3
121,200		Comcast Corp. – Class A	6,844,164	0.5
474,400		Ford Motor Co.	7,656,816	0.6
218,709		General Motors Co.	8,201,588	0.6
91,200		Genuine Parts Co.	8,498,928	0.6
191,100		Johnson Controls, Inc.	9,639,084	0.7
201,800		Kohl's Corp.	15,790,850	1.2
106,800		Las Vegas Sands Corp.	5,878,272	0.4
174,200		Macy's, Inc.	11,307,322	0.8
509,600		Mattel, Inc.	11,644,360	0.9
82,900		McDonald's Corp.	8,077,776	0.6
319,500		New York Times Co.	4,396,320	0.3
296,100		News Corp - Class A	4,740,561	0.4
163,092		Pearson PLC	3,510,323	0.3
668,800		Staples, Inc.	10,891,408	0.8
10,000		Tiffany & Co.	880,100	0.1
214,566		Time Warner, Inc.	18,117,953	1.4
47,500		Viacom - Class B	3,244,250	0.2
82,000		Walt Disney Co.	8,600,980	0.6
			172,757,303	12.9

		Consumer Staples: 4.5%
298,300		Archer-Daniels-Midland Co.	14,139,420	1.1
508,300		Avon Products, Inc.	4,061,317	0.3
156,800		Campbell Soup Co.	7,299,040	0.5
103,600		Clorox Co.	11,436,404	0.9
48,800		ConAgra Foods, Inc.	1,782,664	0.1
64,100		Kellogg Co.	4,227,395	0.3
77,400		McCormick & Co., Inc.	5,968,314	0.4
119,800		PepsiCo, Inc.	11,455,276	0.9
			60,369,830	4.5

		Energy: 12.0%
103,200		Anadarko Petroleum Corp.	8,545,992	0.6
331,100		Apache Corp.	19,975,263	1.5
168,324		BP PLC ADR	6,583,152	0.5
71,200		Canadian Natural Resources Ltd.	2,186,552	0.2
235,990		Chevron Corp.	24,774,230	1.8
79,500		ConocoPhillips	4,949,670	0.4
296,500		Consol Energy, Inc.	8,269,385	0.6
178,500	L	Diamond Offshore Drilling	4,782,015	0.4
259,424		ExxonMobil Corp.	22,051,040	1.6
248,300		Hess Corp.	16,852,121	1.3
235,800		Murphy Oil Corp.	10,988,280	0.8
274,300		Royal Dutch Shell PLC - Class A ADR	16,361,995	1.2
111,100		Schlumberger Ltd.	9,270,184	0.7
700,000		Talisman Energy, Inc.	5,376,000	0.4
			160,965,879	12.0

		Financials: 19.7%
159,900		American Express Co.	12,491,388	0.9
1,406,319		Bank of America Corp.	21,643,249	1.6
10,800		Bank of New York Mellon Corp.	434,592	0.0
70,000		Chubb Corp.	7,077,000	0.5
106,700		Digital Realty Trust, Inc.	7,037,932	0.5
605,444		JPMorgan Chase & Co.	36,677,798	2.7
248,600		Loews Corp.	10,150,338	0.8
359,700		Marsh & McLennan Cos., Inc.	20,175,573	1.5
213,600		Metlife, Inc.	10,797,480	0.8
212,300		Northern Trust Corp.	14,786,695	1.1
235,900		PNC Financial Services Group, Inc.	21,995,316	1.7
189,400		Rayonier, Inc.	5,106,224	0.4
495,300		Regions Financial Corp.	4,680,585	0.4
158,300	L	Sun Life Financial, Inc.	4,878,806	0.4
359,300		SunTrust Bank	14,763,637	1.1
568,200		US Bancorp	24,813,294	1.9
562,100		Wells Fargo & Co.	30,578,240	2.3
333,051		Weyerhaeuser Co.	11,040,641	0.8
89,000		Willis Group Holdings PLC	4,288,020	0.3
			263,416,808	19.7

		Health Care: 6.9%
275,400		Bristol-Myers Squibb Co.	17,763,300	1.3
304,761		GlaxoSmithKline PLC	7,015,550	0.5
218,400		Johnson & Johnson	21,971,040	1.6
312,500		Merck & Co., Inc.	17,962,500	1.4
600,976		Pfizer, Inc.	20,907,955	1.6
86,000		Quest Diagnostics, Inc.	6,609,100	0.5
			92,229,445	6.9

		Industrials: 13.8%
118,300		Boeing Co.	17,754,464	1.3
117,400		Deere & Co.	10,294,806	0.8
105,181		Eaton Corp. PLC	7,145,997	0.5
243,000		Emerson Electric Co.	13,758,660	1.0
94,700		Flowserve Corp.	5,349,603	0.4
1,488,400		General Electric Co.	36,927,204	2.8
150,100		Honeywell International, Inc.	15,656,931	1.2
219,200		Illinois Tool Works, Inc.	21,293,088	1.6
155,200		Joy Global, Inc.	6,080,736	0.5
340,600		Masco Corp.	9,094,020	0.7
128,930		Stanley Black & Decker, Inc.	12,294,765	0.9
149,600		United Parcel Service, Inc. - Class B	14,502,224	1.1
187,900	@	USG Corp.	5,016,930	0.4
247,800		Xylem, Inc.	8,677,956	0.6
			183,847,384	13.8

		Information Technology: 10.2%
171,900		Analog Devices, Inc.	10,829,700	0.8
592,500		Applied Materials, Inc.	13,366,800	1.0
142,000		CA, Inc.	4,630,620	0.3
506,500		Cisco Systems, Inc.	13,941,412	1.0
77,800		Computer Sciences Corp.	5,078,784	0.4

VY® T. Rowe Price Equity Income Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
568,400	Corning, Inc.	$12,891,312	1.0
195,300	Harris Corp.	15,381,828	1.2
71,100	International Business Machines Corp.	11,411,550	0.9
292,300	Microsoft Corp.	11,883,456	0.9
35,500	Motorola Solutions, Inc.	2,366,785	0.2
213,100	Qualcomm, Inc.	14,776,354	1.1
219,100	Texas Instruments, Inc.	12,529,234	0.9
319,400	Western Union Co.	6,646,714	0.5
		135,734,549	10.2

	Materials: 5.5%
126,400	Du Pont E I de Nemours & Co.	9,033,808	0.7
352,793	International Paper Co.	19,576,483	1.5
170,800	MeadWestvaco Corp.	8,517,796	0.6
270,900	Newmont Mining Corp.	5,881,239	0.5
236,300	Nucor Corp.	11,231,339	0.8
179,100	Potash Corp. of Saskatchewan	5,775,975	0.4
164,300	Vulcan Materials Co.	13,850,490	1.0
		73,867,130	5.5

	Telecommunication Services: 3.6%
578,803	AT&T, Inc.	18,897,918	1.4
207,510	CenturyLink, Inc.	7,169,470	0.5
402,209	Telefonica S.A.	5,723,214	0.4
286,358	Verizon Communications, Inc.	13,925,590	1.1
852,192	Vodafone Group PLC	2,788,637	0.2
		48,504,829	3.6

	Utilities: 6.5%
370,200	AES Corp.	4,757,070	0.4
222,772	Duke Energy Corp.	17,104,434	1.3
188,900	Entergy Corp.	14,637,861	1.1
329,300	Exelon Corp.	11,067,773	0.8
276,100	FirstEnergy Corp.	9,680,066	0.7
437,000	NiSource, Inc.	19,297,920	1.5
279,600	Xcel Energy, Inc.	9,732,876	0.7
		86,278,000	6.5

	Total Common Stock
	(Cost $923,274,127)	1,277,971,157	95.6

RIGHTS: 0.0%
	Telecommunication Services: 0.0%
402,209	@ Telefonica SA	64,871	0.0

	Total Rights
	(Cost $–)	64,871	0.0

	Total Long-Term Investments
	(Cost $923,274,127)	1,278,036,028	95.6

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 4.3%
	Securities Lending Collateralcc: 0.0%
422,438	State of Wisconsin Investment Board, Repurchase Agreement dated 03/31/15, 0.23%, due 04/01/15 (Repurchase Amount $422,441, collateralized by various U.S. Government Securities, 0.125%-2.500%, Market Value plus accrued interest $430,903, due 04/15/16-01/15/29)
	(Cost $422,438)	$422,438	0.0

Shares		Value	Percentage of Net Assets
	Mutual Funds: 4.3%
57,187,514	T. Rowe Price Reserve Investment Fund, 0.037%††
	(Cost $57,187,514)	57,187,514	4.3

	Total Short-Term Investments
	(Cost $57,609,952)	57,609,952	4.3

	Total Investments in Securities (Cost $980,884,079)	$1,335,645,980	99.9
	Assets in Excess of Other Liabilities	1,942,485	0.1
	Net Assets	$1,337,588,465	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of March 31, 2015.
@	Non-income producing security.
ADR	American Depositary Receipt
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at March 31, 2015.

Cost for federal income tax purposes is $995,511,548.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$403,656,989
Gross Unrealized Depreciation	(63,522,557)

Net Unrealized Appreciation	$340,134,432

VY® T. Rowe Price Equity Income Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2015
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$169,246,980	$3,510,323	$–	$172,757,303
Consumer Staples	60,369,830	–	–	60,369,830
Energy	160,965,879	–	–	160,965,879
Financials	263,416,808	–	–	263,416,808
Health Care	85,213,895	7,015,550	–	92,229,445
Industrials	183,847,384	–	–	183,847,384
Information Technology	135,734,549	–	–	135,734,549
Materials	73,867,130	–	–	73,867,130
Telecommunication Services	39,992,978	8,511,851	–	48,504,829
Utilities	86,278,000	–	–	86,278,000
Total Common Stock	1,258,933,433	19,037,724	–	1,277,971,157
Rights	64,871	–	–	64,871
Short-Term Investments	57,187,514	422,438	–	57,609,952
Total Investments, at fair value	$1,316,185,818	$19,460,162	$–	$1,335,645,980

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

VY® T. Rowe Price International Stock Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 94.6%
		Australia: 2.6%
181,839		Amcor Ltd.	$1,937,485	0.7
50,190		BHP Billiton Ltd.	1,166,617	0.5
199,873		Brambles Ltd.	1,747,929	0.7
26,582		CSL Ltd.	1,859,739	0.7
			6,711,770	2.6

		Brazil: 1.6%
276,100		BR Malls Participacoes S.A.	1,468,934	0.6
48,100		Lojas Renner SA	1,356,545	0.5
81,100		Tim Participacoes SA ADR	1,344,638	0.5
			4,170,117	1.6

		Canada: 2.7%
72,600		Canadian Natural Resources Ltd.	2,225,204	0.9
8,700	@	Seven Generations Energy Ltd.	110,935	0.0
47,000		Toronto Dominion Bank	2,011,662	0.8
12,500	@	Valeant Pharmaceuticals International, Inc. - CAD	2,469,405	1.0
516	@	Valeant Pharmaceuticals International, Inc. - USD	102,488	0.0
			6,919,694	2.7

		China: 6.6%
20,721	@	Alibaba Group Holding Ltd. ADR	1,724,816	0.7
14,900	@	Baidu.com ADR	3,105,160	1.2
147,000		Beijing Enterprises Holdings Ltd.	1,154,890	0.4
371,000		China Mengniu Diary Co., Ltd.	1,971,610	0.7
810,000		China Overseas Land & Investment Ltd.	2,615,811	1.0
187,200		Tencent Holdings Ltd.	3,554,912	1.4
77,100	@	Vipshop Holdings Ltd. ADR	2,269,824	0.9
682,000	L	Want Want China Holdings Ltd.	725,763	0.3
			17,122,786	6.6

		Denmark: 1.1%
130,033		GN Store Nord	2,903,245	1.1

		France: 6.0%
11,978		Air Liquide SA	1,542,034	0.6
92,197		AXA S.A.	2,320,514	0.9
53,712		BNP Paribas	3,268,149	1.2
36,245		Eutelsat Communications	1,202,287	0.5
7,761		Iliad SA	1,813,365	0.7
12,616		Pernod Ricard SA	1,491,732	0.6
4,714		Kering	920,258	0.3
38,900		Schneider Electric SE	3,027,139	1.2
			15,585,478	6.0

		Germany: 3.2%
15,612		Bayer AG	2,335,794	0.9
30,172		Brenntag AG	1,802,607	0.7
41,859		Fresenius AG	2,495,477	1.0
36,811		Wirecard AG	1,551,400	0.6
			8,185,278	3.2

		Hong Kong: 4.2%
713,200		AIA Group Ltd.	4,477,816	1.7
464,000		Hang Lung Properties Ltd.	1,303,608	0.5
200,000		Hutchison Whampoa Ltd.	2,772,170	1.1
37,900		Jardine Matheson Holdings Ltd.	2,394,948	0.9
			10,948,542	4.2

		India: 5.1%
10,859		Axis Bank Ltd.	97,392	0.0
56,072	@	Axis Bank Ltd. GDR	2,509,222	1.0
198,003		Bharti Airtel Ltd.	1,243,455	0.5
145,219		Housing Development Finance Corp.	3,053,253	1.2
20,632		Infosys Ltd.	726,018	0.3
690,096		NTPC Ltd.	1,619,637	0.6
638,385		Power Grid Corp. of India Ltd.	1,482,275	0.6
57,009		Tata Consultancy Services Ltd.	2,326,546	0.9
			13,057,798	5.1

		Indonesia: 1.3%
1,585,800		Bank Central Asia Tbk PT	1,797,267	0.7
5,005,400	@	Sarana Menara Nusantara Tbk PT	1,502,577	0.6
			3,299,844	1.3

		Ireland: 0.6%
132,209		James Hardie Industries SE	1,529,369	0.6

		Italy: 0.6%
91,948		Moncler S.p.A.	1,541,446	0.6

		Japan: 13.7%
87,000		Air Water, Inc.	1,553,628	0.6
20,200		Calbee, Inc.	876,925	0.3
56,100		Denso Corp.	2,557,337	1.0
13,100	L	Eisai Co., Ltd.	931,775	0.4
51,300		FamilyMart Co., Ltd.	2,149,391	0.8
165,000		Inpex Holdings, Inc.	1,818,100	0.7
100,000		Japan Tobacco, Inc.	3,161,486	1.2
41,500		Koito Manufacturing Co., Ltd.	1,247,854	0.5
57,200		Nabtesco Corp.	1,652,464	0.6
49,700		Nippon Telegraph & Telephone Corp.	3,068,032	1.2
68,500		Olympus Corp.	2,539,678	1.0
53,500		Softbank Corp.	3,115,810	1.2
56,100		Start Today Co. Ltd.	1,476,829	0.6
237,000		Sumitomo Corp.	2,529,018	1.0

VY® T. Rowe Price International Stock Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Japan: (continued)
38,000	L	Takeda Pharmaceutical Co., Ltd.	$1,896,880	0.7
79,100		Tokio Marine Holdings, Inc.	2,985,774	1.2
445,000	L	Yahoo! Japan Corp.	1,835,485	0.7
			35,396,466	13.7

		Luxembourg: 1.1%
26,917	@	Altice SA	2,918,840	1.1

		Malaysia: 0.6%
1,660,700		Astro Malaysia Holdings Bhd	1,432,601	0.6

		Mexico: 0.7%
175,000		Grupo Financiero Santander Mexico SAB de CV ADR	1,911,000	0.7

		Netherlands: 4.0%
26,089		ASML Holding NV	2,644,879	1.0
48,529		Airbus Group NV	3,154,901	1.2
20,900	@	NXP Semiconductor NV - NXPI - US	2,097,524	0.8
79,729		Royal Dutch Shell PLC - Class B	2,483,573	1.0
			10,380,877	4.0

		Russia: 0.6%
19,101		Magnit PJSC GDR	972,074	0.4
133,779		Sberbank of Russia ADR	584,614	0.2
			1,556,688	0.6

		South Africa: 0.7%
60,696		Aspen Pharmacare Holdings Ltd.	1,917,780	0.7

		South Korea: 1.7%
3,631		LG Household & Health Care Ltd.	2,752,419	1.1
2,528		NAVER Corp.	1,525,151	0.6
			4,277,570	1.7

		Spain: 2.6%
48,809	@	Amadeus IT Holding S.A.	2,091,803	0.8
299,823		Banco Bilbao Vizcaya Argentaria S.A.	3,028,056	1.2
50,300		Grifols SA ADR	1,650,343	0.6
			6,770,202	2.6

		Sweden: 3.8%
43,736		Assa Abloy AB	2,605,151	1.0
78,451		Hexagon AB	2,785,409	1.1
115,260		Svenska Cellulosa AB SCA	2,648,544	1.0
37,385		Svenska Handelsbanken AB	1,683,691	0.7
			9,722,795	3.8

		Switzerland: 8.6%
34,168		Cie Financiere Richemont SA	2,745,429	1.1
110,837		Credit Suisse Group AG	2,981,953	1.1
12,797	@,L	Dufry Group	1,891,980	0.7
42,260		Holcim Ltd.	3,148,474	1.2
33,470		Julius Baer Group Ltd.	1,672,960	0.6
39,717		Nestle S.A.	2,990,787	1.2
25,140		Novartis AG	2,481,330	1.0
525		SGS S.A.	1,000,974	0.4
14,949		Sonova Holding AG - Reg	2,074,214	0.8
3,486		Syngenta AG	1,184,294	0.5
			22,172,395	8.6

		Taiwan: 1.0%
575,000	@	Taiwan Semiconductor Manufacturing Co., Ltd.	2,672,348	1.0

		Thailand: 0.4%
765,900	L	CP ALL PCL	964,612	0.4

		Turkey: 0.6%
1		BIM Birlesik Magazalar AS	18	0.0
465,252		Turkiye Garanti Bankasi A/S	1,517,227	0.6
			1,517,245	0.6

		United Arab Emirates: 1.0%
113,850		DP World Ltd.	2,457,036	1.0

		United Kingdom: 12.7%
169,563		ARM Holdings PLC	2,753,907	1.1
233,755		Aviva PLC	1,870,706	0.7
854,551		Barclays PLC	3,084,512	1.2
117,043		BG Group PLC	1,436,549	0.6
141,097		Sky PLC	2,075,808	0.8
63,336		Burberry Group PLC	1,626,492	0.6
254,902		Capita Group PLC	4,213,715	1.6
128,450		Compass Group PLC	2,229,787	0.9
53,600		EasyJet PLC	1,491,757	0.6
98,755		Experian PLC	1,634,686	0.6
129,381		Rolls-Royce Holdings PLC	1,824,775	0.7
44,056		SABMiller PLC	2,307,721	0.9
13,181		Shire PLC	1,050,826	0.4
83,167		Standard Chartered PLC	1,347,026	0.5
109,383		Standard Life PLC	768,599	0.3
142,125		WPP PLC	3,227,733	1.2
			32,944,599	12.7

		United States: 5.2%
17,219		Anheuser-Busch InBev Worldwide, Inc.	2,103,558	0.8
11,900		Las Vegas Sands Corp.	654,976	0.3
35,500	@	Liberty Global PLC - Class A	1,827,185	0.7
51,900	@	Liberty Global PLC - Class C	2,585,139	1.0
3,000	@	Priceline.com, Inc.	3,492,450	1.3
423,900		Samsonite International SA	1,475,046	0.6

VY® T. Rowe Price International Stock Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United States: (continued)
11,100	Wynn Resorts Ltd.	$1,397,268	0.5
		13,535,622	5.2

	Total Common Stock
	(Cost $214,682,101)	244,524,043	94.6

PREFERRED STOCK: 1.0%
	Brazil: 0.6%
135,615	Itau Unibanco Holding S.A.	1,505,063	0.6

	Germany: 0.4%
4,023	Volkswagen AG	1,066,905	0.4

	United States: 0.0%
3,895	@ Peixe Urbano, Inc. - Series A	78	0.0
17,165	@ Peixe Urbano, Inc. - Series C	7,381	0.0
		7,459	0.0

	Total Preferred Stock
	(Cost $3,279,456)	2,579,427	1.0

RIGHTS: 0.0%
	Spain: 0.0%
299,823	@ Banco Bilbao Vizcaya Argentaria SA	43,199	0.0

	Total Rights
	(Cost $42,150)	43,199	0.0

	Total Long-Term Investments
	(Cost $218,003,707)	247,146,669	95.6

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 6.1%
	Securities Lending Collateralcc: 2.1%
270,278	BNP Paribas Bank, Repurchase Agreement dated 03/31/15, 0.13%, due 04/01/15 (Repurchase Amount $270,279, collateralized by various U.S. Government Agency Obligations, 1.625%-6.000%, Market Value plus accrued interest $275,684, due 06/01/16-03/01/45)	270,278	0.1
1,283,928	Daiwa Capital Markets, Repurchase Agreement dated 03/31/15, 0.18%, due 04/01/15 (Repurchase Amount $1,283,934, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.000%, Market Value plus accrued interest $1,309,606, due 02/15/16-03/01/48)	1,283,928	0.5
1,283,928	Merrill Lynch & Co., Inc., Repurchase Agreement dated 03/31/15, 0.15%, due 04/01/15 (Repurchase Amount $1,283,933, collateralized by various U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $1,309,607, due 06/01/15-04/01/45)	1,283,928	0.5
1,283,928	Millenium Fixed Income Ltd., Repurchase Agreement dated 03/31/15, 0.22%, due 04/01/15 (Repurchase Amount $1,283,936, collateralized by various U.S. Government Securities, 0.875%-3.125%, Market Value plus accrued interest $1,309,607, due 08/15/17-02/15/42)	1,283,928	0.5
1,283,928	Nomura Securities, Repurchase Agreement dated 03/31/15, 0.13%, due 04/01/15 (Repurchase Amount $1,283,933, collateralized by various U.S. Government Agency Obligations, 1.280%-7.500%, Market Value plus accrued interest $1,309,607, due 08/18/15-10/20/64)	1,283,928	0.5
		5,405,990	2.1

VY® T. Rowe Price International Stock Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
	Mutual Funds: 4.0%
10,237,847	T. Rowe Price Reserve Investment Fund, 0.037%††
	(Cost $10,237,847)	$10,237,847	4.0

	Total Short-Term Investments
	(Cost $15,643,837)	15,643,837	6.1

	Total Investments in Securities (Cost $233,647,544)	$262,790,506	101.7
	Liabilities in Excess of Other Assets	(4,330,505)	(1.7)
	Net Assets	$258,460,001	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of March 31, 2015.
@	Non-income producing security.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at March 31, 2015.

Cost for federal income tax purposes is $235,380,751.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$39,537,933
Gross Unrealized Depreciation	(12,128,178)

Net Unrealized Appreciation	$27,409,755

Sector Diversification	Percentage of Net Assets
Financials	19.2%
Consumer Discretionary	16.7
Industrials	14.8
Information Technology	11.1
Health Care	10.3
Consumer Staples	9.7
Telecommunication Services	4.7
Materials	4.7
Energy	3.2
Utilities	1.2
Short-Term Investments	6.1
Liabilities in Excess of Other Assets	(1.7)
Net Assets	100.0%

VY® T. Rowe Price International Stock Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2015
Asset Table
Investments, at fair value
Common Stock

Australia	$–	$6,711,770	$–	$6,711,770
Brazil	4,170,117	–	–	4,170,117
Canada	6,919,694	–	–	6,919,694
China	9,071,410	8,051,376	–	17,122,786
Denmark	–	2,903,245	–	2,903,245
France	1,813,365	13,772,113	–	15,585,478
Germany	–	8,185,278	–	8,185,278
Hong Kong	–	10,948,542	–	10,948,542
India	4,835,768	8,222,030	–	13,057,798
Indonesia	1,502,577	1,797,267	–	3,299,844
Ireland	–	1,529,369	–	1,529,369
Italy	–	1,541,446	–	1,541,446
Japan	–	35,396,466	–	35,396,466
Luxembourg	2,918,840	–	–	2,918,840
Malaysia	–	1,432,601	–	1,432,601
Mexico	1,911,000	–	–	1,911,000
Netherlands	2,097,524	8,283,353	–	10,380,877
Russia	584,614	972,074	–	1,556,688
South Africa	–	1,917,780	–	1,917,780
South Korea	2,752,419	1,525,151	–	4,277,570
Spain	1,650,343	5,119,859	–	6,770,202
Sweden	–	9,722,795	–	9,722,795
Switzerland	–	22,172,395	–	22,172,395
Taiwan	–	2,672,348	–	2,672,348
Thailand	–	964,612	–	964,612
Turkey	–	1,517,245	–	1,517,245
United Arab Emirates	–	2,457,036	–	2,457,036
United Kingdom	–	32,944,599	–	32,944,599
United States	9,957,018	3,578,604	–	13,535,622
Total Common Stock	50,184,689	194,339,354	–	244,524,043
Preferred Stock	1,505,063	1,066,905	7,459	2,579,427
Rights	43,199	–	–	43,199
Short-Term Investments	10,237,847	5,405,990	–	15,643,837
Total Investments, at fair value	$61,970,798	$200,812,249	$7,459	$262,790,506

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

VY® Templeton Global Growth Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.4%
		Brazil: 0.7%
604,273	@	Petroleo Brasileiro SA ADR	$3,680,023	0.7

		Canada: 1.6%
14,400		Suncor Energy, Inc.	420,784	0.1
1,118,100	L	Talisman Energy, Inc. - TSX	8,571,909	1.5
			8,992,693	1.6

		China: 2.2%
165,500		China Mobile Ltd.	2,156,861	0.4
917,500		China Shenhua Energy Co., Ltd.	2,340,267	0.4
25,000	L	China Telecom Corp., Ltd. ADR	1,608,500	0.3
292,629	@,L	Dongfang Electrical Machinery Co., Ltd.	564,648	0.1
5,322,100		Kunlun Energy Co. Ltd.	5,169,131	1.0
			11,839,407	2.2

		Denmark: 0.6%
72,410	L	FLSmidth & Co. A/S	3,253,710	0.6

		France: 9.2%
296,832		AXA S.A.	7,470,989	1.4
133,270		BNP Paribas	8,108,918	1.5
79,345		Cie Generale des Etablissements Michelin	7,890,429	1.4
495,180		Credit Agricole SA	7,276,622	1.3
91,550		Sanofi	9,041,355	1.6
42,750		Technip S.A.	2,585,843	0.5
165,330		Total S.A.	8,218,028	1.5
			50,592,184	9.2

		Germany: 6.1%
165,380	@	Commerzbank AG	2,272,509	0.4
541,690	@	Deutsche Lufthansa AG	7,585,081	1.4
66,820		Merck KGaA	7,478,320	1.4
179,750		Metro AG	6,091,675	1.1
31,590		SAP SE	2,283,233	0.4
69,520		Siemens AG	7,518,847	1.4
			33,229,665	6.1

		Ireland: 3.0%
17,601	@	Actavis PLC	5,238,410	1.0
11,400		CRH PLC - Dublin	298,141	0.1
136,910		Medtronic PLC	10,677,611	1.9
			16,214,162	3.0

		Israel: 2.4%
211,157		Teva Pharmaceutical Industries Ltd. ADR	13,155,081	2.4

		Italy: 2.2%
259,567		ENI S.p.A.	4,492,605	0.8
48,893	@,L	Saipem S.p.A.	497,337	0.1
1,011,434		UniCredit SpA	6,858,802	1.3
			11,848,744	2.2

		Japan: 3.1%
381,500		Konica Minolta Holdings, Inc.	3,866,251	0.7
694,500		Nissan Motor Co., Ltd.	7,063,449	1.3
89,400		Toyota Motor Corp.	6,240,453	1.1
			17,170,153	3.1

		Netherlands: 4.6%
535,070		Aegon NV	4,224,715	0.8
101,590		Akzo Nobel NV	7,681,151	1.4
116,900	@	Qiagen NV	2,933,524	0.5
159,697		Royal Dutch Shell PLC - Class B	4,974,590	0.9
126,890		Koninklijke Philips NV	3,599,851	0.6
314,260		TNT Express NV	1,996,109	0.4
			25,409,940	4.6

		Portugal: 0.9%
448,420		Galp Energia SGPS SA	4,849,335	0.9

		Russia: 1.0%
318,016		MMC Norilsk Nickel ADR	5,644,784	1.0

		Singapore: 3.0%
313,980		DBS Group Holdings Ltd.	4,655,650	0.8
403,240	@	Flextronics International Ltd.	5,111,067	0.9
2,168,500		Singapore Telecommunications Ltd.	6,919,768	1.3
			16,686,485	3.0

		South Korea: 5.1%
171,330		KB Financial Group, Inc.	6,047,747	1.1
19,689		POSCO	4,303,385	0.8
13,827		Samsung Electronics Co., Ltd.	17,930,209	3.2
			28,281,341	5.1

		Spain: 1.2%
482,017		Telefonica S.A.	6,858,838	1.2

		Sweden: 1.9%
287,061	L	Telefonaktiebolaget LM Ericsson	3,604,034	0.7
275,360	L	Getinge AB	6,803,815	1.2
			10,407,849	1.9

		Switzerland: 5.0%
292,740		Credit Suisse Group AG	7,875,862	1.4
43,200		Roche Holding AG - Genusschein	11,871,019	2.2
80,590		Swiss Re Ltd.	7,773,547	1.4
			27,520,428	5.0

		Thailand: 0.3%
276,600	L	Bangkok Bank PCL	1,567,175	0.3

		Turkey: 1.2%
489,475		Turkcell Iletisim Hizmet AS ADR	6,377,859	1.2

VY® Templeton Global Growth Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		United Kingdom: 12.3%
488,696		Aviva PLC	$3,910,960	0.7
530,620		BAE Systems PLC	4,112,055	0.7
798,708		BP PLC	5,177,333	0.9
325,797		Sky PLC	4,793,100	0.9
377,230		CRH PLC - London	9,801,196	1.8
322,907		GlaxoSmithKline PLC	7,433,268	1.4
787,110		HSBC Holdings PLC	6,735,911	1.2
271,470	@	International Consolidated Airlines Group SA	2,419,660	0.4
1,509,326		Kingfisher PLC	8,515,690	1.6
284,760		Noble Corp. PLC	4,066,373	0.7
730,382	@,L	Serco Group PLC	1,494,069	0.3
1,487,849	@	Tesco PLC	5,310,937	1.0
1,105,225		Vodafone Group PLC	3,616,640	0.7
			67,387,192	12.3

		United States: 30.8%
174,580		American International Group, Inc.	9,565,238	1.7
68,680		Amgen, Inc.	10,978,498	2.0
94,120		Baker Hughes, Inc.	5,984,150	1.1
82,501		Best Buy Co., Inc.	3,117,713	0.6
17,520		Capital One Financial Corp.	1,380,926	0.3
169,390		Chesapeake Energy Corp.	2,398,562	0.4
28,050		Chevron Corp.	2,944,689	0.5
268,800		Cisco Systems, Inc.	7,398,720	1.4
236,140		Citigroup, Inc.	12,165,933	2.2
216,460		Comcast Corp. – Class A	12,223,496	2.2
43,485		CVS Caremark Corp.	4,488,087	0.8
15,270	@	Gilead Sciences, Inc.	1,498,445	0.3
4,600		Halliburton Co.	201,848	0.0
294,440		Hewlett-Packard Co.	9,174,750	1.7
120,000		JPMorgan Chase & Co.	7,269,600	1.3
21,060		Merck & Co., Inc.	1,210,529	0.2
37,010		Michael Kors Holdings Ltd.	2,433,408	0.4
356,620		Microsoft Corp.	14,498,386	2.6
237,720		Morgan Stanley	8,484,227	1.6
195,600	@,L	Navistar International Corp.	5,770,200	1.1
94,190		News Corp - Class A	1,507,982	0.3
65,900		Oracle Corp.	2,843,585	0.5
338,450		Pfizer, Inc.	11,774,675	2.1
139,870		SunTrust Bank	5,747,258	1.1
62,540		Target Corp.	5,132,658	0.9
194,240		Twenty-First Century Fox, Inc. - Class A	6,573,082	1.2
60,870		United Parcel Service, Inc. - Class B	5,900,738	1.1
53,290		Verizon Communications, Inc. - VZC	2,596,475	0.5
36,900		Viacom - Class B	2,520,270	0.5
8,900		Walt Disney Co.	933,521	0.2
			168,717,649	30.8

	Total Common Stock
	(Cost $469,393,272)		539,684,697	98.4

RIGHTS: 0.1%
		Spain: 0.0%
482,017	@	Telefonica SA	77,743	0.0

		United Kingdom: 0.1%
730,382	@	Serco Group PLC	444,212	0.1

	Total Rights
	(Cost $993,547)		521,955	0.1

	Total Long-Term Investments
	(Cost $470,386,819)		540,206,652	98.5

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 4.7%
	U.S. Government Agency Obligations: 1.1%
6,000,000	Freddie Mac Discount Notes, 0.060%, 04/01/15
	(Cost $6,000,000)	6,000,000	1.1

	Securities Lending Collateralcc: 3.6%
979,665	BNP Paribas Bank, Repurchase Agreement dated 03/31/15, 0.13%, due 04/01/15 (Repurchase Amount $979,668, collateralized by various U.S. Government Agency Obligations, 1.625%-6.000%, Market Value plus accrued interest $999,258, due 06/01/16-03/01/45)	979,665	0.2
4,653,815	Daiwa Capital Markets, Repurchase Agreement dated 03/31/15, 0.18%, due 04/01/15 (Repurchase Amount $4,653,838, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.000%, Market Value plus accrued interest $4,746,891, due 02/15/16-03/01/48)	4,653,815	0.8

VY® Templeton Global Growth Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	U.S. Government Agency Obligations (continued)
4,653,815	Merrill Lynch & Co., Inc., Repurchase Agreement dated 03/31/15, 0.15%, due 04/01/15 (Repurchase Amount $4,653,834, collateralized by various U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $4,746,891, due 06/01/15-04/01/45)	$4,653,815	0.8
4,653,815	Millenium Fixed Income Ltd., Repurchase Agreement dated 03/31/15, 0.22%, due 04/01/15 (Repurchase Amount $4,653,843, collateralized by various U.S. Government Securities, 0.875%-3.125%, Market Value plus accrued interest $4,746,891, due 08/15/17-02/15/42)	4,653,815	0.9
4,653,815	Nomura Securities, Repurchase Agreement dated 03/31/15, 0.13%, due 04/01/15 (Repurchase Amount $4,653,832, collateralized by various U.S. Government Agency Obligations, 1.280%-7.500%, Market Value plus accrued interest $4,746,891, due 08/18/15-10/20/64)	4,653,815	0.9
		19,594,925	3.6

	Total Short-Term Investments
	(Cost $25,594,925)	25,594,925	4.7

	Total Investments in Securities (Cost $495,981,744)	$565,801,577	103.2
	Liabilities in Excess of Other Assets	(17,289,502)	(3.2)
	Net Assets	$548,512,075	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
@	Non-income producing security.
ADR	American Depositary Receipt
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at March 31, 2015.

Cost for federal income tax purposes is $496,074,012.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$124,655,825
Gross Unrealized Depreciation	(54,928,260)

Net Unrealized Appreciation	$69,727,565

Sector Diversification	Percentage of Net Assets
Financials	21.8%
Health Care	18.2
Consumer Discretionary	12.6
Information Technology	12.2
Energy	12.0
Industrials	7.5
Materials	5.7
Telecommunication Services	5.6
Consumer Staples	2.9
Short-Term Investments	4.7
Liabilities in Excess of Other Assets	(3.2)
Net Assets	100.0%

VY® Templeton Global Growth Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2015
Asset Table
Investments, at fair value
Common Stock
Brazil	$3,680,023	$–	$–	$3,680,023
Canada	8,992,693	–	–	8,992,693
China	1,608,500	10,230,907	–	11,839,407
Denmark	–	3,253,710	–	3,253,710
France	–	50,592,184	–	50,592,184
Germany	–	33,229,665	–	33,229,665
Ireland	15,916,021	298,141	–	16,214,162
Israel	13,155,081	–	–	13,155,081
Italy	–	11,848,744	–	11,848,744
Japan	–	17,170,153	–	17,170,153
Netherlands	–	25,409,940	–	25,409,940
Portugal	–	4,849,335	–	4,849,335
Russia	5,644,784	–	–	5,644,784
Singapore	5,111,067	11,575,418	–	16,686,485
South Korea	–	28,281,341	–	28,281,341
Spain	–	6,858,838	–	6,858,838
Sweden	–	10,407,849	–	10,407,849
Switzerland	–	27,520,428	–	27,520,428
Thailand	–	1,567,175	–	1,567,175
Turkey	6,377,859	–	–	6,377,859
United Kingdom	5,560,442	61,826,750	–	67,387,192
United States	166,121,174	2,596,475	–	168,717,649
Total Common Stock	232,167,644	307,517,053	–	539,684,697
Rights	521,955	–	–	521,955
Short-Term Investments	–	25,594,925	–	25,594,925
Total Investments, at fair value	$232,689,599	$333,111,978	$–	$565,801,577

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form NQ and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):  Voya Investors Trust

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	May 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	May 28, 2015

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	May 28, 2015